UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07852

USAA Mutual Funds Trust

(Exact name of registrant as specified in charter)

15935 La Cantera Pkwy, Building Two, San Antonio, Texas 78256

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, Ohio 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-235-8396

Date of fiscal year end: December 31

Date of reporting period: December 31, 2020

Item 1. Reports to Stockholders.

DECEMBER 31, 2020

Annual Report

USAA Target Retirement Income Fund

USAA Target Retirement 2030 Fund

USAA Target Retirement 2040 Fund

USAA Target Retirement 2050 Fund

USAA Target Retirement 2060 Fund

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396 or by submitting your request via email to TA.Processing@FISGlobal.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396 or by submitting your request via email to TA.Processing@FISGlobal.com.

Your election to receive reports in paper will apply to all funds held with the USAA Mutual Funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member of FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA Mutual Funds Trust

Shareholder Letter (Unaudited)	2
Managers' Commentary (Unaudited)	4
Investment Overview (Unaudited)	6
Investment Objective & Portfolio Holdings (Unaudited)	11
Schedule of Portfolio Investments	16
Financial Statements
Statements of Assets and Liabilities	21
Statements of Operations	23
Statements of Changes in Net Assets	25
Financial Highlights	28
Notes to Financial Statements	32
Report of Independent Registered Public Accounting Firm	52
Supplemental Information (Unaudited)	53
Trustees' and Officers' Information	53
Proxy Voting and Portfolio Holdings Information	59
Expense Examples	59
Additional Federal Income Tax Information	60
Considerations of the Board in Continuing the Investment Advisory Agreement	61
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

1

(Unaudited)

Dear Shareholder,

When we look back on 2020, we will undoubtedly remember it as an extraordinary year. A year ago, no one could have imagined the unusual events that would challenge us personally, professionally, and collectively as a nation. But in retrospect, the trajectory of financial markets over the past year was nothing short of extraordinary.

The year began with rudimentary worries, such as economic growth rates, trade deals, and interest rates. But a novel coronavirus ("COVID-19") and the subsequent worldwide spread of COVID-19 became an unprecedented event. To combat the pandemic, governments everywhere issued austere shelter-in-place orders, and the global economy slowed markedly. Equity markets sold off sharply in March and April, and second quarter domestic GDP contracted by an alarming annual rate of 31.4%, according to the U.S. Department of Commerce.

It's no surprise that so many investors flocked to the perceived safety of U.S. Treasurys. Meanwhile, liquidity evaporated (for a short spell) in many other segments of the fixed-income market, including higher-yielding credits and municipal bonds. The outlook was tenuous, and credit spreads widened while prices declined for most securities perceived to be higher risk.

A response, however, came swiftly. The U.S. Federal Reserve (the "Fed") and other monetary authorities worldwide leapt into action—cutting interest rates, (re)starting quantitative easing and, in the case of the Fed, launching an array of programs to provide liquidity to stabilize fixed-income markets. The U.S. government also stepped up to provide fiscal stimulus in the form of the Coronavirus Aid, Relief, and Economic Security Act (CARES Act).

It was impressive how quickly those actions helped end the stock market's free fall and restore order across much of the fixed-income universe. The rebound was almost as robust as the drawdown, and third quarter GDP (the most recent finalized data available) grew at a 33.4% annualized rate, according to the U.S. Department of Commerce.

Late in the year, markets were alternately fueled and roiled by a contentious election season, growing optimism for an effective vaccine, and a fluid debate regarding the need for additional fiscal stimulus. Ultimately, stocks were propelled higher in the fourth quarter when it became clear that Congress would provide another dose of fiscal stimulus in the form of direct payments, more unemployment insurance, and additional aid to businesses.

Through all the unprecedented events and extreme volatility, the S&P 500® Index registered an impressive annual return of 18.40% for the 12-month period ended December 31, 2020. Meanwhile, the yield on 10-year U.S. Treasurys declined 95 basis points over the same period, reflecting both the Fed's interest rate cuts and its pledge to keep rates low for longer. The yield on 10-Year U.S. Treasurys was 0.93% as of December 31, 2020.

While markets endured and performed admirably during 2020, perhaps the key takeaway is that the unexpected can and will happen. That's why it's important to remain focused on your long-term investment goals and avoid making emotional decisions.

2

On the following pages, you will find information relating to your USAA Mutual Funds, brought to you by Victory Capital. If you have any questions, we encourage you to contact our Member Service Representatives. Call (800) 235-8396, or visit our website at www.vcm.com.

My colleagues and I sincerely appreciate the confidence you have placed in the USAA Mutual Funds, and we value the opportunity to help meet your investment goals.

Christopher K. Dyer, CFA

President,
USAA Mutual Funds

3

USAA Target Retirement Series

Managers' Commentary

(Unaudited)

Victory Solutions

Mannik S. Dhillon, CFA, CAIA
Wasif A. Latif
Lance Humphrey, CFA

•  What were the market conditions over the reporting period?

In an unprecedented 2020, investors witnessed a tale of two markets.

2020 started strong, with the positive market momentum carrying over from 2019. By the end of February, however, there was a historic global financial market panic selloff as the spread of COVID-19 caused a sharp decline in expectations for economic growth and corporate earnings.

The U.S. Federal Reserve (the "Fed") quickly stepped into the market panic and provided an armada of liquidity programs, such as quantitative easing, which resulted in a rebound in investor confidence. This return of confidence led an equally remarkable rally through the rest of the year, despite some periods of fear and concerns around a resurgence of the virus. The remainder of the year brought a dramatic reversal from the difficult environment that characterized the first three months. While COVID-19 cases continued to rise, particularly in the final two weeks of June, investors grew increasingly confident that the economy would be able to recover from its sharp downturn led by a series of better-than-expected economic reports coupled with the aggressive response by the Fed. In addition to reiterating its commitment to keep short-term interest rates near zero for an extended period, the Fed announced the direct purchase of both individual bonds and exchange-traded bond funds.

Despite ongoing uncertainty regarding the economic outlook, investors continued to display a robust appetite for risk. The near-zero interest rate policy of the Fed, together with the ultra-low rates in place in other major world economies, as well as greater appetite for fiscal spending, was a key catalyst for market performance.

Investors' appetite for risk improved considerably in early November, when the approval of vaccines for COVID-19 raised expectations that the world economy could gradually return to normal in 2021. The conclusion of the U.S. elections, which removed a source of uncertainty that had depressed performance in September and October, was an additional tailwind. The markets were also aided by continued indications that the Fed and other central banks would maintain their highly accommodative policies indefinitely, not least an agreement on a new round of U.S. fiscal stimulus further cheered investors in late December. Together, these developments outweighed negative headlines surrounding renewed lockdowns and the persistence of COVID-19.

As the dust settled on a tumultuous and historic year, global financial markets reflected the optimism of a reflating global economic environment in a post-pandemic future. All the major global equity market indexes had posted strong returns, with bonds following suit. In the United States, large-cap value stocks had a very strong rebound in the fourth quarter in anticipation of economic reflation. However, those returns were still dwarfed by the enormous annual returns posted by large-cap growth stocks, led by the technology and consumer discretionary 'stay-at-home' stocks.

4

USAA Target Retirement Series

Managers' Commentary (continued)

•  How did the USAA Target Retirement Funds (the "Funds") perform during the reporting period?

Each Fund's investment objective is to provide capital appreciation and current income consistent with its current investment allocation. For the year ended December 31, 2020, the total returns for each of the Funds are shown below, along with the return of the relevant benchmark index:

	USAA Target Retirement Funds	S&P Target Date Indices	MSCI All- Country World Index
USAA Target Retirement Income Fund	8.73%	8.81%	—
USAA Target Retirement 2030 Fund	9.25%	11.91%	—
USAA Target Retirement 2040 Fund	9.22%	13.37%	—
USAA Target Retirement 2050 Fund	10.52%	13.86%	16.25%
USAA Target Retirement 2060 Fund	10.17%	13.99%	16.25%

•  What strategies did you employ during the reporting period?

In an unprecedented year, all five of the USAA Target Retirement Funds had solid returns during 2020. The Funds performed as expected, with returns in between those of stocks and bonds. The larger gains for the longer-dated portfolios reflect the progressively higher weighting in equities as the target dates of the five funds increase.

The results of the Funds' underlying drivers mirrored the overall investment backdrop. The equity portfolio experienced gains, with larger increases for domestic equities versus the developed international and emerging markets. Holdings in investment-grade, fixed- income securities added value in the aggregate, with positions in short-term debt and government issues posting gains.

We maintained a steady approach through the turbulence of the past year. As always, we sought to provide broad exposure to the global financial markets, but we also overweighted (took larger relative positions) or underweighted (took lower relative positions) in certain asset classes based on valuations and fundamentals. In this vein, we continued to tilt the portfolios toward the international markets — both developed and emerging — versus the United States. We believe this positioning is warranted from a longer-term standpoint due to the more attractive valuations and greater latitude for better-than-expected economic growth outside of the United States.

We will continue to remain true to our longstanding strategy of using fundamentals and valuations to construct portfolios designed to deliver favorable results over a full market cycle.

Thank you for allowing us to assist you with your investment needs.

5

USAA Target Retirement Series

USAA Target Retirement Income Fund

Investment Overview
(Unaudited)

Average Annual Total Returns

Year Ended December 31, 2020

	Fund Shares
INCEPTION DATE	7/31/08
	Net Asset Value	S&P Target Date Retirement Income Index[1]
One Year	8.73%	8.81%
Five Year	6.37%	6.50%
Ten Year	4.99%	5.47%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.

USAA Target Retirement Income Fund — Growth of $10,000

1The S&P Target Date Index series reflects the market consensus on asset allocations across different target date horizons. Each index represents the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds. This index does not include the effect of expenses or taxes, is not a representative of the Fund and it is not possible to invest directly in an index.

The graph reflects investment of growth of a hypothetical $10,000 investment in the Fund.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance is not indicative of future results.

6

USAA Target Retirement Series

USAA Target Retirement 2030 Fund

Investment Overview
(Unaudited)

Average Annual Total Returns

Year Ended December 31, 2020

	Fund Shares
INCEPTION DATE	7/31/08
	Net Asset Value	S&P Target Date 2030 Index[1]
One Year	9.25%	11.91%
Five Year	8.48%	9.78%
Ten Year	6.74%	8.41%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.

USAA Target Retirement 2030 Fund — Growth of $10,000

1The S&P Target Date Index series reflects the market consensus on asset allocations across different target date horizons. Each index represents the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds. This index does not include the effect of expenses or taxes, is not a representative of the Fund and it is not possible to invest directly in an index.

The graph reflects investment of growth of a hypothetical $10,000 investment in the Fund.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance is not indicative of future results.

7

USAA Target Retirement Series

USAA Target Retirement 2040 Fund

Investment Overview
(Unaudited)

Average Annual Total Returns

Year Ended December 31, 2020

	Fund Shares
INCEPTION DATE	7/31/08
	Net Asset Value	S&P Target Date 2040 Index[1]
One Year	9.22%	13.37%
Five Year	9.05%	10.95%
Ten Year	7.16%	9.26%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.

USAA Target Retirement 2040 Fund — Growth of $10,000

1The S&P Target Date Index series reflects the market consensus on asset allocations across different target date horizons. Each index represents the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds. This index does not include the effect of expenses or taxes, is not a representative of the Fund and it is not possible to invest directly in an index.

The graph reflects investment of growth of a hypothetical $10,000 investment in the Fund.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance is not indicative of future results.

8

USAA Target Retirement Series

USAA Target Retirement 2050 Fund

Investment Overview
(Unaudited)

Average Annual Total Returns

Year Ended December 31, 2020

	Fund Shares
INCEPTION DATE	7/31/08
	Net Asset Value	S&P Target Date 2050 Index[1]	MSCI All-Country World Index[2]
One Year	10.52%	13.86%	16.25%
Five Year	9.48%	11.44%	12.26%
Ten Year	7.41%	NA	9.13%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.

USAA Target Retirement 2050 Fund — Growth of $10,000

1The S&P Target Date Index series reflects the market consensus on asset allocations across different target date horizons. Each index represents the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds. This index does not include the effect of expenses or taxes, is not a representative of the Fund and it is not possible to invest directly in an index.

2The unmanaged MSCI All-Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. This index does not include the effect of expenses or taxes, is not a representative of the Fund and it is not possible to invest directly in an index.

The graph reflects investment of growth of a hypothetical $10,000 investment in the Fund.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance is not indicative of future results.

9

USAA Target Retirement Series

USAA Target Retirement 2060 Fund

Investment Overview
(Unaudited)

Average Annual Total Returns

Year Ended December 31, 2020

	Fund Shares
INCEPTION DATE	7/12/13
	Net Asset Value	S&P Target Date 2060 Index[1]	MSCI All-Country World Index[2]
One Year	10.17%	13.99%	16.25%
Five Year	9.34%	NA	12.26%
Since Inception	7.53%	NA	9.83%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.

USAA Target Retirement 2060 Fund — Growth of $10,000

1The S&P Target Date Index series reflects the market consensus on asset allocations across different target date horizons. Each index represents the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds. This index does not include the effect of expenses or taxes, is not a representative of the Fund and it is not possible to invest directly in an index.

2The unmanaged MSCI All-Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. This index does not include the effect of expenses or taxes, is not a representative of the Fund and it is not possible to invest directly in an index.

The graph reflects investment of growth of a hypothetical $10,000 investment in the Fund.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*The performance of the MSCI All-Country World Index is calculated from the end of the month, July 31, 2013, while the inception date of the USAA Target Retirement 2060 Fund is July 12, 2013. There may be a slight variation of performance numbers because of this difference.

Past performance is not indicative of future results.

10

USAA Target Retirement Fund USAA Target Retirement Income Fund	December 31, 2020

  (Unaudited)

Investment Objective & Portfolio Holdings:

The USAA Target Retirement Income Fund provides capital appreciation and current income consistent with its current investment allocation.

Top 10 Holdings*:

December 31, 2020

(% of Net Assets)

USAA Government Securities Fund, Institutional Shares	25.6%
USAA Short-Term Bond Fund, Institutional Shares	15.2%
USAA Income Fund, Institutional Shares	11.9%
USAA Global Managed Volatility Fund, Institutional Shares	8.6%
USAA Target Managed Allocation Fund	5.8%
USAA High Income Fund, Institutional Shares	4.0%
Victory Market Neutral Income Fund, Class I	3.8%
VictoryShares USAA Core Short-Term Bond ETF	2.8%
Victory RS International Fund, Class R6	2.7%
VictoryShares USAA MSCI International Value Momentum ETF	2.5%

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Asset Allocation*:

December 31, 2020

(% of Net Assets)

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

11

USAA Target Retirement Fund USAA Target Retirement 2030 Fund	December 31, 2020

  (Unaudited)

Investment Objective & Portfolio Holdings:

The USAA Target Retirement 2030 Fund provides capital appreciation and current income consistent with its current investment allocation.

Top 10 Holdings*:

December 31, 2020

(% of Net Assets)

USAA Government Securities Fund, Institutional Shares	13.8%
USAA Global Managed Volatility Fund, Institutional Shares	13.3%
USAA Target Managed Allocation Fund	10.3%
USAA Income Fund, Institutional Shares	5.8%
VictoryShares USAA MSCI USA Value Momentum ETF	4.9%
VictoryShares USAA MSCI International Value Momentum ETF	4.7%
Victory RS International Fund, Class R6	4.5%
USAA Short-Term Bond Fund, Institutional Shares	4.5%
USAA High Income Fund, Institutional Shares	4.3%
USAA Growth Fund, Institutional Shares	4.0%

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Asset Allocation*:

December 31, 2020

(% of Net Assets)

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

12

USAA Target Retirement Fund USAA Target Retirement 2040 Fund	December 31, 2020

  (Unaudited)

Investment Objective & Portfolio Holdings:

The USAA Target Retirement 2040 Fund provides capital appreciation and current income consistent with its current investment allocation.

Top 10 Holdings*:

December 31, 2020

(% of Net Assets)

USAA Global Managed Volatility Fund, Institutional Shares	17.9%
USAA Target Managed Allocation Fund	12.7%
VictoryShares USAA MSCI USA Value Momentum ETF	6.6%
USAA Government Securities Fund, Institutional Shares	5.9%
VictoryShares USAA MSCI International Value Momentum ETF	5.8%
Victory RS International Fund, Class R6	5.7%
USAA Growth Fund, Institutional Shares	5.1%
Victory Trivalent International Core Equity Fund, Class R6	4.3%
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	3.8%
USAA High Income Fund, Institutional Shares	3.3%

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Asset Allocation*:

December 31, 2020

(% of Net Assets)

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

13

USAA Target Retirement Fund USAA Target Retirement 2050 Fund	December 31, 2020

  (Unaudited)

Investment Objective & Portfolio Holdings:

The USAA Target Retirement 2050 Fund provides capital appreciation and current income consistent with its current investment allocation.

Top 10 Holdings*:

December 31, 2020

(% of Net Assets)

USAA Global Managed Volatility Fund, Institutional Shares	20.1%
USAA Target Managed Allocation Fund	14.4%
VictoryShares USAA MSCI USA Value Momentum ETF	7.2%
VictoryShares USAA MSCI International Value Momentum ETF	6.4%
Victory RS International Fund, Class R6	6.3%
USAA Growth Fund, Institutional Shares	5.8%
Victory Trivalent International Core Equity Fund, Class R6	4.8%
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	4.2%
VictoryShares Dividend Accelerator ETF	3.7%
Victory Integrity Mid-Cap Value Fund, Class R6	3.3%

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Asset Allocation*:

December 31, 2020

(% of Net Assets)

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

14

USAA Target Retirement Fund USAA Target Retirement 2060 Fund	December 31, 2020

  (Unaudited)

Investment Objective & Portfolio Holdings:

The USAA Target Retirement 2060 Fund provides capital appreciation and current income consistent with its current investment allocation.

Top 10 Holdings*:

December 31, 2020

(% of Net Assets)

USAA Global Managed Volatility Fund, Institutional Shares	19.1%
USAA Target Managed Allocation Fund	14.3%
VictoryShares USAA MSCI USA Value Momentum ETF	7.2%
Victory RS International Fund, Class R6	6.8%
VictoryShares USAA MSCI International Value Momentum ETF	6.7%
USAA Growth Fund, Institutional Shares	5.6%
Victory Trivalent International Core Equity Fund, Class R6	5.0%
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	4.5%
VictoryShares Dividend Accelerator ETF	3.8%
USAA Income Stock Fund, Institutional Shares	3.3%

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Asset Allocation*:

December 31, 2020

(% of Net Assets)

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

15

USAA Mutual Funds Trust USAA Target Retirement Income Fund	Schedule of Portfolio Investments December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (15.5%)
VictoryShares Dividend Accelerator ETF	311,665	$12,385
VictoryShares International Volatility Wtd ETF	179,768	7,415
VictoryShares NASDAQ Next 50 ETF	149,092	4,728
VictoryShares U.S. 500 Volatility Wtd ETF	34,661	2,159
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	218,514	7,431
VictoryShares USAA Core Intermediate-Term Bond ETF	81,494	4,443
VictoryShares USAA Core Short-Term Bond ETF	443,598	22,983
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	452,395	20,568
VictoryShares USAA MSCI International Value Momentum ETF	456,676	20,810
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	118,646	7,070
VictoryShares USAA MSCI USA Value Momentum ETF	330,538	18,138
Total Affiliated Exchange-Traded Funds (Cost $116,668)		128,130
Affiliated Mutual Funds (84.1%)
USAA 500 Index Fund Reward Shares	21,294	1,094
USAA Global Managed Volatility Fund Institutional Shares	6,255,830	71,004
USAA Government Securities Fund Institutional Shares	20,847,882	211,398
USAA Growth Fund Institutional Shares	442,612	15,102
USAA High Income Fund Institutional Shares	4,216,783	32,807
USAA Income Fund Institutional Shares	7,116,696	98,495
USAA Income Stock Fund Institutional Shares	513,574	8,946
USAA Intermediate-Term Bond Fund Institutional Shares	35	—	(a)
USAA Precious Metals and Minerals Fund Institutional Shares	137,321	2,940
USAA Short-Term Bond Fund Institutional Shares	13,465,281	125,900
USAA Small Cap Stock Fund Institutional Shares	405,660	7,574
USAA Target Managed Allocation Fund	4,140,248	48,317
Victory Integrity Mid-Cap Value Fund Class R6	236,397	4,697
Victory Market Neutral Income Fund Class I	3,315,281	31,760
Victory RS International Fund Class R6	2,028,356	22,596
Victory Trivalent International Core Equity Fund Class R6	1,752,417	13,546
Total Affiliated Mutual Funds (Cost $618,896)		696,176
Total Investments (Cost $735,564) — 99.6%		824,306
Other assets in excess of liabilities — 0.4%		2,941
NET ASSETS — 100.00%		$827,247

At December 31, 2020, the Fund's investments in foreign securities were 19.1% of net assets.

(a)  Rounds to less than $1 thousand.

ETF — Exchange-Traded Fund

See notes to financial statements.

16

USAA Mutual Funds Trust USAA Target Retirement 2030 Fund	Schedule of Portfolio Investments December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (25.1%)
VictoryShares Dividend Accelerator ETF	947,069	$37,637
VictoryShares International Volatility Wtd ETF	524,471	21,635
VictoryShares NASDAQ Next 50 ETF	567,525	17,996
VictoryShares U.S. 500 Volatility Wtd ETF	216,644	13,495
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	619,376	21,064
VictoryShares USAA Core Intermediate-Term Bond ETF	251,337	13,703
VictoryShares USAA Core Short-Term Bond ETF	440,347	22,814
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	892,548	40,579
VictoryShares USAA MSCI International Value Momentum ETF	1,378,424	62,813
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	286,896	17,096
VictoryShares USAA MSCI USA Value Momentum ETF	1,188,144	65,197
Total Affiliated Exchange-Traded Funds (Cost $308,857)		334,029
Affiliated Mutual Funds (73.2%)
USAA 500 Index Fund Reward Shares	238,941	12,272
USAA Global Managed Volatility Fund Institutional Shares	15,579,501	176,827
USAA Government Securities Fund Institutional Shares	18,155,484	184,097
USAA Growth Fund Institutional Shares	1,572,654	53,659
USAA High Income Fund Institutional Shares	7,326,096	56,997
USAA Income Fund Institutional Shares	5,572,496	77,123
USAA Income Stock Fund Institutional Shares	1,615,259	28,138
USAA Intermediate-Term Bond Fund Institutional Shares	47	—	(a)
USAA Precious Metals and Minerals Fund Institutional Shares	250,007	5,353
USAA Short-Term Bond Fund Institutional Shares	6,392,549	59,770
USAA Small Cap Stock Fund Institutional Shares	1,212,674	22,641
USAA Target Managed Allocation Fund	11,740,702	137,014
Victory Integrity Mid-Cap Value Fund Class R6	1,568,806	31,172
Victory Market Neutral Income Fund Class I	2,278,011	21,823
Victory RS International Fund Class R6	5,392,445	60,072
Victory Sophus Emerging Markets Fund Class R6	62,647	1,571
Victory Trivalent International Core Equity Fund Class R6	5,826,623	45,040
Total Affiliated Mutual Funds (Cost $828,663)		973,569
Total Investments (Cost $1,137,520) — 98.3%		1,307,598
Other assets in excess of liabilities — 1.7%		23,103
NET ASSETS — 100.00%		$1,330,701

At December 31, 2020, the Fund's investments in foreign securities were 31.1% of net assets.

(a)  Rounds to less than $1 thousand.

ETF — Exchange-Traded Fund

See notes to financial statements.

17

USAA Mutual Funds Trust USAA Target Retirement 2040 Fund	Schedule of Portfolio Investments December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (30.4%)
VictoryShares Dividend Accelerator ETF	1,268,178	$50,397
VictoryShares International Volatility Wtd ETF	740,396	30,541
VictoryShares NASDAQ Next 50 ETF (a)	1,010,370	32,039
VictoryShares U.S. 500 Volatility Wtd ETF	378,110	23,552
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	826,742	28,116
VictoryShares USAA Core Intermediate-Term Bond ETF	130,870	7,135
VictoryShares USAA Core Short-Term Bond ETF	383,613	19,875
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	1,268,160	57,656
VictoryShares USAA MSCI International Value Momentum ETF	1,953,440	89,016
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	430,031	25,626
VictoryShares USAA MSCI USA Value Momentum ETF	1,845,951	101,293
Total Affiliated Exchange-Traded Funds (Cost $435,162)		465,246
Affiliated Mutual Funds (68.7%)
USAA 500 Index Fund Reward Shares	506,919	26,035
USAA Global Managed Volatility Fund Institutional Shares	24,127,988	273,853
USAA Government Securities Fund Institutional Shares	8,872,156	89,964
USAA Growth Fund Institutional Shares	2,299,756	78,468
USAA High Income Fund Institutional Shares	6,528,332	50,790
USAA Income Fund Institutional Shares	2,211,686	30,610
USAA Income Stock Fund Institutional Shares	2,415,372	42,076
USAA Intermediate-Term Bond Fund Institutional Shares	34	—	(b)
USAA Precious Metals and Minerals Fund Institutional Shares	278,050	5,953
USAA Short-Term Bond Fund Institutional Shares	2,345,998	21,935
USAA Small Cap Stock Fund Institutional Shares	1,417,994	26,474
USAA Target Managed Allocation Fund	16,684,927	194,713
Victory Integrity Mid-Cap Value Fund Class R6	2,011,191	39,962
Victory Market Neutral Income Fund Class I	1,407,830	13,487
Victory RS International Fund Class R6	7,882,015	87,806
Victory Sophus Emerging Markets Fund Class R6	179,579	4,505
Victory Trivalent International Core Equity Fund Class R6	8,471,110	65,482
Total Affiliated Mutual Funds (Cost $872,843)		1,052,113
Collateral for Securities Loaned^ (0.0%) (c)
Fidelity Investments Money Market Government Portfolio, Class I, 0.01% (d)	183,060	183
Total Collateral for Securities Loaned (Cost $183)		183
Total Investments (Cost $1,308,188) — 99.1%		1,517,542
Other assets in excess of liabilities — 0.9%		13,778
NET ASSETS — 100.00%		$1,531,320

At December 31, 2020, the Fund's investments in foreign securities were 39.9% of net assets.

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  Rounds to less than $1 thousand.

(c)  Amount represents less than 0.05% of net assets.

(d)  Rate disclosed is the daily yield on December 31, 2020.

ETF — Exchange-Traded Fund

See notes to financial statements.

18

USAA Mutual Funds Trust USAA Target Retirement 2050 Fund	Schedule of Portfolio Investments December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (31.4%)
VictoryShares Dividend Accelerator ETF	828,007	$32,905
VictoryShares International Volatility Wtd ETF	467,748	19,294
VictoryShares NASDAQ Next 50 ETF	578,547	18,346
VictoryShares U.S. 500 Volatility Wtd ETF	256,514	15,978
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	525,400	17,868
VictoryShares USAA Core Intermediate-Term Bond ETF	19,425	1,059
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	834,485	37,939
VictoryShares USAA MSCI International Value Momentum ETF	1,252,732	57,086
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	265,025	15,793
VictoryShares USAA MSCI USA Value Momentum ETF	1,173,584	64,398
Total Affiliated Exchange-Traded Funds (Cost $260,453)		280,666
Affiliated Mutual Funds (68.3%)
USAA 500 Index Fund Reward Shares	328,725	16,883
USAA Global Managed Volatility Fund Institutional Shares	15,865,566	180,074
USAA Government Securities Fund Institutional Shares	1,717,801	17,419
USAA Growth Fund Institutional Shares	1,530,753	52,229
USAA High Income Fund Institutional Shares	1,882,847	14,649
USAA Income Fund Institutional Shares	884,215	12,238
USAA Income Stock Fund Institutional Shares	1,533,656	26,716
USAA Intermediate-Term Bond Fund Institutional Shares	26	—	(a)
USAA Precious Metals and Minerals Fund Institutional Shares	156,211	3,344
USAA Short-Term Bond Fund Institutional Shares	304,073	2,843
USAA Small Cap Stock Fund Institutional Shares	992,368	18,528
USAA Target Managed Allocation Fund	10,997,192	128,337
Victory Integrity Mid-Cap Value Fund Class R6	1,480,968	29,427
Victory Market Neutral Income Fund Class I	661,412	6,336
Victory RS International Fund Class R6	5,030,795	56,043
Victory Sophus Emerging Markets Fund Class R6	116,289	2,918
Victory Trivalent International Core Equity Fund Class R6	5,534,492	42,782
Total Affiliated Mutual Funds (Cost $501,771)		610,766
Total Investments (Cost $762,224) — 99.7%		891,432
Other assets in excess of liabilities — 0.3%		2,502
NET ASSETS — 100.00%		$893,934

At December 31, 2020, the Fund's investments in foreign securities were 44.3% of net assets.

(a)  Rounds to less than $1 thousand.

ETF — Exchange-Traded Fund

See notes to financial statements.

19

USAA Mutual Funds Trust USAA Target Retirement 2060 Fund	Schedule of Portfolio Investments December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (32.3%)
VictoryShares Dividend Accelerator ETF	116,973	$4,649
VictoryShares International Volatility Wtd ETF	75,768	3,125
VictoryShares NASDAQ Next 50 ETF	82,189	2,606
VictoryShares U.S. 500 Volatility Wtd ETF	30,169	1,879
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	71,429	2,429
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	120,391	5,474
VictoryShares USAA MSCI International Value Momentum ETF	177,196	8,075
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	35,980	2,144
VictoryShares USAA MSCI USA Value Momentum ETF	159,796	8,768
Total Affiliated Exchange-Traded Funds (Cost $36,005)		39,149
Affiliated Mutual Funds (67.5%)
USAA 500 Index Fund Reward Shares	60,213	3,092
USAA Global Managed Volatility Fund Institutional Shares	2,038,939	23,142
USAA Government Securities Fund Institutional Shares	269,669	2,734
USAA Growth Fund Institutional Shares	200,025	6,825
USAA High Income Fund Institutional Shares	236,963	1,843
USAA Income Fund Institutional Shares	112,470	1,557
USAA Income Stock Fund Institutional Shares	230,088	4,008
USAA Intermediate-Term Bond Fund Institutional Shares	2	—	(a)
USAA Precious Metals and Minerals Fund Institutional Shares	19,415	416
USAA Short-Term Bond Fund Institutional Shares	112	1
USAA Small Cap Stock Fund Institutional Shares	134,116	2,504
USAA Target Managed Allocation Fund	1,479,685	17,268
Victory Integrity Mid-Cap Value Fund Class R6	171,572	3,409
Victory RS International Fund Class R6	735,330	8,192
Victory Sophus Emerging Markets Fund Class R6	22,780	572
Victory Trivalent International Core Equity Fund Class R6	787,138	6,085
Total Affiliated Mutual Funds (Cost $70,486)		81,648
Total Investments (Cost $106,491) — 99.8%		120,797
Other assets in excess of liabilities — 0.2%		210
NET ASSETS — 100.00%		$121,007

At December 31, 2020, the Fund's investments in foreign securities were 45.2% of net assets.

(a)  Rounds to less than $1 thousand

ETF — Exchange-Traded Fund

See notes to financial statements.

20

USAA Mutual Funds Trust	Statements of Assets and Liabilities December 31, 2020

(Amounts in Thousands, Except Per Share Amounts)

	USAA Target Retirement Income Fund		USAA Target Retirement 2030 Fund		USAA Target Retirement 2040 Fund
ASSETS:
Affiliated investments, at value(Cost $735,564, $1,137,520 and $1,308,005)	$824,306		$1,307,598		$1,517,359	(a)
Unaffiliated investments, at value (Cost $—, $— and $183)	—		—		183
Cash and cash equivalents	1,466		16,987		7,091
Receivables:
Interest	—	(b)	—	(b)	—	(b)
Distributions from affiliated funds	—		—		2
Capital shares issued	253		710		1,037
Investments sold	1,656		6,663		7,670
From Adviser	13		—		—
Prepaid expenses	10		6		14
Total Assets	827,704		1,331,964		1,533,356
LIABILITIES:
Payables:
Collateral received on loaned securities	—		—		183
Capital shares redeemed	427		1,224		1,809
Accrued expenses and other payables:
Custodian fees	3		5		5
Compliance fees	1		1		1
Other accrued expenses	26		33		38
Total Liabilities	457		1,263		2,036
NET ASSETS:
Capital	734,593		1,145,106		1,304,752
Total accumulated earnings/(loss)	92,654		185,595		226,568
Net Assets	$827,247		$1,330,701		$1,531,320
Shares (unlimited number of shares authorized with no par value):	70,669		102,137		117,591
Net asset value, offering and redemption price per share: (c)	$11.71		$13.03		$13.02

(a)  Includes $178 of securities on loan.

(b)  Amount is less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

21

USAA Mutual Funds Trust	Statements of Assets and Liabilities December 31, 2020

(Amounts in Thousands, Except Per Share Amounts)

	USAA Target Retirement 2050 Fund		USAA Target Retirement 2060 Fund
ASSETS:
Affiliated investments, at value(Cost $762,224 and $106,491)	$891,432		$120,797
Receivables:
Interest	—	(a)	—	(a)
Capital shares issued	598		42
Investments sold	3,582		801
From Adviser	—		10
Prepaid expenses	9		1
Total Assets	895,621		121,651
LIABILITIES:
Payables:
Payable to custodian	476		518
Capital shares redeemed	1,178		104
Accrued expenses and other payables:
Custodian fees	4		2
Compliance fees	—	(a)	—	(a)
Other accrued expenses	29		20
Total Liabilities	1,687		644
NET ASSETS:
Capital	753,864		105,296
Total accumulated earnings/(loss)	140,070		15,711
Net Assets	$893,934		$121,007
Shares (unlimited number of shares authorized with no par value):	66,977		9,189
Net asset value, offering and redemption price per share: (b)	$13.35		$13.17

(a)  Rounds to less than $1 thousand.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

22

USAA Mutual Funds Trust	Statements of Operations For the Year Ended December 31, 2020

(Amounts in Thousands)

	USAA Target Retirement Income Fund		USAA Target Retirement 2030 Fund	USAA Target Retirement 2040 Fund
Investment Income:
Interest	$3		$13	$15
Income distributions from affiliated funds	12,720		30,756	33,054
Securities lending (net of fees)	2		6	4
Total Income	12,725		30,775	33,073
Expenses:
Sub-Administration fees	16		16	16
Custodian fees	13		25	29
Trustees' fees	47		47	48
Compliance fees	3		8	9
Legal and audit fees	73		43	45
Printing fees	14		25	26
State registration and filing fees	39		55	61
Interfund lending fees	—	(a)	—	—
Other expenses	14		34	39
Total Expenses	219		253	273
Net Investment Income (Loss)	12,506		30,522	32,800
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from sales of affiliated funds	556		(1,019)	(4,972)
Capital gain distributions received from affiliated funds	6,653		12,941	16,018
Net change in unrealized appreciation/ depreciation on affiliated funds	17,322		64,621	79,326
Net realized/unrealized gains (losses) on investments	24,531		76,543	90,372
Change in net assets resulting from operations	$37,037		$107,065	$123,172

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

23

USAA Mutual Funds Trust	Statements of Operations For the Year Ended December 31, 2020

(Amounts in Thousands)

	USAA Target Retirement 2050 Fund	USAA Target Retirement 2060 Fund
Investment Income:
Interest	$11	$3
Income distributions from affiliated funds	18,803	2,515
Securities lending (net of fees)	2	1
Total Income	18,816	2,519
Expenses:
Sub-Administration fees	16	16
Custodian fees	21	11
Trustees' fees	47	41
Compliance fees	5	1
Printing fees	18	22
Legal and audit fees	46	54
State registration and filing fees	47	31
Other expenses	24	4
Total Expenses	224	180
Expenses waived/reimbursed by Adviser	—	(69)
Net Expenses	224	111
Net Investment Income (Loss)	18,592	2,408
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from sales of affiliated funds	(1,330)	(469)
Capital gain distributions received from affiliated funds	10,143	1,332
Net change in unrealized appreciation/depreciation on affiliated funds	54,240	8,064
Net realized/unrealized gains (losses) on investments	63,053	8,927
Change in net assets resulting from operations	$81,645	$11,335

See notes to financial statements.

24

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Target Retirement Income Fund		USAA Target Retirement 2030 Fund		USAA Target Retirement 2040 Fund
	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2020	Year Ended December 31, 2019
From Investments:
Operations:
Net investment income (loss)	$12,506	$9,118	$30,522	$32,864	$32,800	$35,111
Net realized gains (losses) from investments	7,209	12,036	11,922	104,810	11,046	145,673
Net change in unrealized appreciation/depreciation on investments	17,322	15,252	64,621	65,221	79,326	73,975
Change in net assets resulting from operations	37,037	36,406	107,065	202,895	123,172	254,759
Change in net assets resulting from distributions to shareholders	(16,875)	(20,806)	(58,537)	(143,003)	(80,989)	(178,743)
Change in net assets resulting from capital transactions	469,452	3,237	(86,170)	124,887	(62,415)	165,208
Change in net assets	489,614	18,837	(37,642)	184,779	(20,232)	241,224
Net Assets:
Beginning of period	337,633	318,796	1,368,343	1,183,564	1,551,552	1,310,328
End of period	$827,247	$337,633	$1,330,701	$1,368,343	$1,531,320	$1,551,552
Capital Transactions:
Proceeds from shares issued	$36,199	$41,829	$100,370	$119,955	$114,066	$129,343
Reorganization (Note 9)	513,117	—	—	—	—	—
Distributions reinvested	16,744	20,602	58,442	142,769	80,861	178,580
Cost of shares redeemed	(96,608)	(59,194)	(244,982)	(137,837)	(257,342)	(142,715)
Change in net assets resulting from capital transactions	$469,452	$3,237	$(86,170)	$124,887	$(62,415)	$165,208
Share Transactions:
Issued	3,214	3,693	8,245	9,245	9,489	9,869
Reorganization (Note 9)	44,513	—	—	—	—	—
Reinvested	1,471	1,823	4,459	11,294	6,177	14,024
Redeemed	(8,633)	(5,234)	(20,272)	(10,584)	(21,458)	(10,874)
Change in Shares	40,565	282	(7,568)	9,955	(5,792)	13,019

See notes to financial statements.

25

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Target Retirement 2050 Fund		USAA Target Retirement 2060 Fund
	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2020	Year Ended December 31, 2019
From Investments:
Operations:
Net investment income (loss)	$18,592	$19,342	$2,408	$2,432
Net realized gains (losses) from investments	8,813	83,380	863	4,793
Net change in unrealized appreciation/depreciation on investments	54,240	47,604	8,064	11,491
Change in net assets resulting from operations	81,645	150,326	11,335	18,716
Change in net assets resulting from distributions to shareholders	(53,498)	(95,648)	(5,616)	(6,542)
Change in net assets resulting from capital transactions	(27,243)	96,903	(1,205)	16,916
Change in net assets	904	151,581	4,514	29,090
Net Assets:
Beginning of period	893,030	741,449	116,493	87,403
End of period	$893,934	$893,030	$121,007	$116,493
Capital Transactions:
Proceeds from shares issued	$80,737	$89,371	$21,095	$27,519
Distributions reinvested	53,439	95,564	5,608	6,537
Cost of shares redeemed	(161,419)	(88,032)	(27,908)	(17,140)
Change in net assets resulting from capital transactions	$(27,243)	$96,903	$(1,205)	$16,916
Share Transactions:
Issued	6,641	6,769	1,814	2,255
Reinvested	3,982	7,358	424	517
Redeemed	(13,177)	(6,635)	(2,344)	(1,390)
Change in Shares	(2,554)	7,492	(106)	1,382

See notes to financial statements.

26

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27

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments
USAA Target Retirement Income Fund
Year Ended December 31, 2020	$11.22	0.38	(b)	0.58	0.96	(0.30)	(0.17)
Year Ended December 31, 2019	$10.69	0.31	(b)	0.93	1.24	(0.31)	(0.40)
Year Ended December 31, 2018	$11.69	0.29		(0.64)	(0.35)	(0.29)	(0.36)
Year Ended December 31, 2017	$11.41	0.28		0.70	0.98	(0.28)	(0.42)
Year Ended December 31, 2016	$11.09	0.28		0.42	0.70	(0.28)	(0.10)
USAA Target Retirement 2030 Fund
Year Ended December 31, 2020	$12.47	0.29	(b)	0.86	1.15	(0.25)	(0.34)
Year Ended December 31, 2019	$11.87	0.33	(b)	1.70	2.03	(0.31)	(1.12)
Year Ended December 31, 2018	$13.84	0.30		(1.25)	(0.95)	(0.30)	(0.72)
Year Ended December 31, 2017	$12.89	0.30		1.77	2.07	(0.32)	(0.80)
Year Ended December 31, 2016	$12.34	0.30		0.77	1.07	(0.48)	(0.04)
USAA Target Retirement 2040 Fund
Year Ended December 31, 2020	$12.58	0.28	(b)	0.88	1.16	(0.22)	(0.50)
Year Ended December 31, 2019	$11.87	0.32	(b)	1.99	2.31	(0.29)	(1.31)
Year Ended December 31, 2018	$14.25	0.27		(1.46)	(1.19)	(0.28)	(0.91)
Year Ended December 31, 2017	$12.82	0.29		2.07	2.36	(0.29)	(0.64)
Year Ended December 31, 2016	$12.23	0.26		0.83	1.09	(0.48)	(0.02)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two year period beginning July 1, 2019 and in effect through June 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(a)  The expense ratios exclude the impact of expenses paid to each underlying fund.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  For the year ended December 31, 2020, the portfolio turnover calculation excludes the value of securities purchased of $78,972 and sold of $170,937 thousand, respectively, in connection with the Fund's acquisition of USAA Target Retirement 2020 Fund.

See notes to financial statements.

28

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return*	Net Expenses^(a)	Net Investment Income (Loss)	Gross Expenses(a)	Net Assets, End of Period (000's)	Portfolio Turnover
USAA Target Retirement Income Fund
Year Ended December 31, 2020	(0.47)	$11.71	8.73%	0.06%	3.40%	0.06%	$827,247	15	%(c)
Year Ended December 31, 2019	(0.71)	$11.22	11.72%	0.07%	2.75%	0.07%	$337,633	16%
Year Ended December 31, 2018	(0.65)	$10.69	(3.01)%	0.07%	2.53%	0.07%	$318,796	29%
Year Ended December 31, 2017	(0.70)	$11.69	8.66%	0.07%	2.44%	0.07%	$349,866	41	%(d)
Year Ended December 31, 2016	(0.38)	$11.41	6.36%	0.07%	2.41%	0.07%	$317,856	14%
USAA Target Retirement 2030 Fund
Year Ended December 31, 2020	(0.59)	$13.03	9.25%	0.02%	2.41%	0.02%	$1,330,701	19%
Year Ended December 31, 2019	(1.43)	$12.47	17.13%	0.03%	2.53%	0.03%	$1,368,343	24%
Year Ended December 31, 2018	(1.02)	$11.87	(6.99)%	0.03%	2.25%	0.03%	$1,183,564	36%
Year Ended December 31, 2017	(1.12)	$13.84	16.12%	0.03%	2.29%	0.03%	$1,286,393	32%
Year Ended December 31, 2016	(0.52)	$12.89	8.70%	0.03%	2.22%	0.03%	$1,098,440	8%
USAA Target Retirement 2040 Fund
Year Ended December 31, 2020	(0.72)	$13.02	9.22%	0.02%	2.30%	0.02%	$1,531,320	20%
Year Ended December 31, 2019	(1.60)	$12.58	19.57%	0.02%	2.41%	0.02%	$1,551,552	29%
Year Ended December 31, 2018	(1.19)	$11.87	(8.53)%	0.02%	2.08%	0.02%	$1,310,328	35%
Year Ended December 31, 2017	(0.93)	$14.25	18.46%	0.03%	2.15%	0.03%	$1,424,068	32%
Year Ended December 31, 2016	(0.50)	$12.82	8.97%	0.03%	1.99%	0.03%	$1,195,926	9	%(e)

(d)  Overall increase in purchases and sales of securities.

(e)  Overall decrease in purchases and sales of securities.

See notes to financial statements.

29

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments
USAA Target Retirement 2050 Fund
Year Ended December 31, 2020	$12.84	0.28	(b)	1.07	1.35	(0.24)	(0.60)
Year Ended December 31, 2019	$11.95	0.31	(b)	2.09	2.40	(0.28)	(1.23)
Year Ended December 31, 2018	$14.45	0.26		(1.54)	(1.28)	(0.26)	(0.96)
Year Ended December 31, 2017	$12.78	0.27		2.20	2.47	(0.28)	(0.52)
Year Ended December 31, 2016	$12.18	0.23		0.87	1.10	(0.42)	(0.08)
USAA Target Retirement 2060 Fund
Year Ended December 31, 2020	$12.53	0.26	(b)	1.01	1.27	(0.20)	(0.43)
Year Ended December 31, 2019	$11.05	0.28	(b)	1.94	2.22	(0.27)	(0.47)
Year Ended December 31, 2018	$12.74	0.23		(1.39)	(1.16)	(0.23)	(0.30)
Year Ended December 31, 2017	$11.07	0.22		1.93	2.15	(0.22)	(0.26)
Year Ended December 31, 2016	$10.48	0.15		0.77	0.92	(0.30)	(0.03)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two year period beginning July 1, 2019 and in effect through June 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(a)  The expense ratios exclude the impact of expenses paid to each underlying fund.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Overall increase in purchases and sales of securities.

(d)  Overall decrease in purchases and sales of securities.

See notes to financial statements.

30

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return*	Net Expenses^(a)	Net Investment Income (Loss)	Gross Expenses(a)	Net Assets, End of Period (000's)	Portfolio Turnover
USAA Target Retirement 2050 Fund
Year Ended December 31, 2020	(0.84)	$13.35	10.52%	0.03%	2.26%	0.03%	$893,934	21%
Year Ended December 31, 2019	(1.51)	$12.84	20.16%	0.04%	2.32%	0.04%	$893,030	30%
Year Ended December 31, 2018	(1.22)	$11.95	(9.02)%	0.04%	1.96%	0.04%	$741,449	36%
Year Ended December 31, 2017	(0.80)	$14.45	19.39%	0.04%	2.00%	0.04%	$804,921	30%
Year Ended December 31, 2016	(0.50)	$12.78	9.02%	0.05%	1.87%	0.05%	$659,642	6	%(d)
USAA Target Retirement 2060 Fund
Year Ended December 31, 2020	(0.63)	$13.17	10.17%	0.10%	2.17%	0.16%	$121,007	28%
Year Ended December 31, 2019	(0.74)	$12.53	20.09%	0.10%	2.30%	0.22%	$116,493	29%
Year Ended December 31, 2018	(0.53)	$11.05	(9.18)%	0.10%	2.00%	0.23%	$87,403	36%
Year Ended December 31, 2017	(0.48)	$12.74	19.51%	0.10%	1.95%	0.29%	$77,599	37	%(c)
Year Ended December 31, 2016	(0.33)	$11.07	8.80%	0.10%	1.85%	0.41%	$53,142	4	%(d)

See notes to financial statements.

31

USAA Mutual Funds Trust	Notes to Financial Statements December 31, 2020

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 46 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. Each Fund is classified as diversified under the 1940 Act.

The accompanying financial statements are those of the following five Funds (collectively, the "Funds" and individually, a "Fund"):

Funds (Legal Name)	Funds (Short Name)
USAA Target Retirement Income Fund	Target Income Fund
USAA Target Retirement 2030 Fund	Target 2030 Fund
USAA Target Retirement 2040 Fund	Target 2040 Fund
USAA Target Retirement 2050 Fund	Target 2050 Fund
USAA Target Retirement 2060 Fund	Target 2060 Fund

Each Fund is a "fund of funds" in that it invests in a selection of affiliated mutual funds and exchange- traded funds managed by the Funds' Adviser, Victory Capital Management Inc., an affiliate of the Fund.

On June 11, 2020, the Board of the Trust approved a Plan of Reorganization and Termination pursuant to which the USAA Target Retirement 2020 Fund would be reorganized with and into the USAA Target Retirement Income Fund in what would be a tax-free reorganization (the "Reorganization"). The Funds have the same investment objectives, substantially the same principal investment strategies, and the same principal risks. The Reorganization occurred on November 20, 2020. See Note 9 for additional information.

Each Fund may rely on certain Securities and Exchange Commission ("SEC") exemptive orders or rules that permit funds meeting various conditions to invest in an Exchange-Traded Fund ("ETF") in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

32

USAA Mutual Funds Trust	Notes to Financial Statements — continued December 31, 2020

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees (the "Board") oversight, the Committee administers and oversees the Funds' valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in the underlying affiliated Funds and other open-end investment companies, other than ETFs, are valued at their net asset value ("NAV") at the end of each business day and are typically categorized in Level 1 of the fair value hierarchy.

The underlying affiliated Funds have specific valuation procedures. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of December 31, 2020, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Target Income Fund
Affiliated Exchange-Traded Funds	$128,130	$—	$—	$128,130
Affiliated Mutual Funds	696,176	—	—	696,176
Total	$824,306	$—	$—	$824,306
Target 2030 Fund
Affiliated Exchange-Traded Funds	$334,029	$—	$—	$334,029
Affiliated Mutual Funds	973,569	—	—	973,569
Total	$1,307,598	$—	$—	$1,307,598
Target 2040 Fund
Affiliated Exchange-Traded Funds	$465,246	$—	$—	$465,246
Affiliated Mutual Funds	1,052,113	—	—	1,052,113
Collateral for Securities Loaned	183	—	—	183
Total	$1,517,542	$—	$—	$1,517,542
33

USAA Mutual Funds Trust	Notes to Financial Statements — continued December 31, 2020
	Level 1	Level 2	Level 3	Total
Target 2050 Fund
Affiliated Exchange-Traded Funds	$280,666	$—	$—	$280,666
Affiliated Mutual Funds	610,766	—	—	610,766
Total	$891,432	$—	$—	$891,432
Target 2060 Fund
Affiliated Exchange-Traded Funds	$39,149	$—	$—	$39,149
Affiliated Mutual Funds	81,648	—	—	81,648
Total	$120,797	$—	$—	$120,797

For the year ended December 31, 2020, there were no transfers in or out of the Level 3 fair value hierarchy.

Investment Companies:

Exchange-Traded Funds:

The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Dividend income and capital gain distributions from the underlying affiliated funds are recorded on the ex-dividend date. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Securities Lending:

The Funds, through a securities lending agreement with Citibank, N.A. ("Citibank"), may lend securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. Borrowers are required to secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are cured the next business day once the shortfall exceeds $100 thousand. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines.

34

USAA Mutual Funds Trust	Notes to Financial Statements — continued December 31, 2020

Cash collateral may be invested in high-quality short-term investments, primarily open-end investment companies. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Funds' agreement with Citibank does not include master netting provisions. Non- cash collateral received by the Funds may not be sold or re-pledged, except to satisfy borrower default. Cash collateral is listed on each Fund's Schedule of Portfolio Investments and Financial Statements while non-cash collateral is not included. The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of December 31, 2020:

	Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
Target 2040 Fund	$178	$—	$183

Federal Income Taxes:

It is each Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.

Management of the Funds have reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Funds are charged to the Funds, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the year ended December 31, 2020, were as follows (amounts in thousands):

	Excluding U.S. Government Securities
	Purchases	Sales
Target Income Fund	$60,204	$100,099
Target 2030 Fund	239,770	358,003
Target 2040 Fund	292,183	393,893
Target 2050 Fund	174,757	225.844
Target 2060 Fund	31,338	33,347

35

USAA Mutual Funds Trust	Notes to Financial Statements — continued December 31, 2020

There were no purchases and sales of U.S. government securities during the year ended December 31, 2020.

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Funds by the Adviser, a New York corporation registered as an investment adviser with the SEC. The Adviser is a wholly owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC. The Adviser does not receive any fees from the Funds for these services.

Administration and Servicing Fees:

VCM serves as the Funds' administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM does not receive any fees from the Funds for these services.

The Funds (as part of the Trust) have entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred during the year ended December 31, 2020, are reflected on the Statement of Operations as Compliance fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the year ended December 31, 2020, are reflected on the Statement of Operations as Sub-Administration fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), provides transfer agency services to the Funds. VCTA does not receive any fees from the Funds for these services.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Funds pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services. Effective June 30, 2020, the Distributor's name was changed from Victory Capital Advisers, Inc.

Other Fees:

Citibank serves as the Funds' custodian. Funds pay Citibank a fee for providing these services. Amounts incurred for the year ended December 31, 2020, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Funds until at least June 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit for each respective Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from

36

USAA Mutual Funds Trust	Notes to Financial Statements — continued December 31, 2020

the expense limits. As of December 31, 2020, the expense limits (excluding voluntary waivers) are as follows:

In effect July 1, 2019 until June 30, 2023
Target Income Fund	0.07%
Target 2030 Fund	0.03%
Target 2040 Fund	0.02%
Target 2050 Fund	0.04%
Target 2060 Fund	0.10%

Under this expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. As of December 31, 2020, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Funds have not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at December 31, 2020.

	Expires 12/31/22	Expires 12/31/23	Total
Target 2030 Fund	$1	$—	$1
Target 2040 Fund	1	—	1
Target 2060 Fund	54	69	123

The Adviser, may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for year ended December 31, 2020.

Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, Administrator, Sub-Administrator, Sub-Fund Accountant, Custodian and Distributor.

5. Risks:

The Funds may be subject to other risks in addition to these identified risks.

Geopolitical/Natural Disaster Risk — Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely affect issuers in another country or region. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. Likewise, systemic market dislocations of the kind that occurred during the financial crisis that began in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund's investments. Some countries, including the United States, are adopting more protectionist trade policies and moving away from the tighter financial industry regulations that followed the 2008 financial crisis, which may also affect the value of a Fund's investments.

Political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of a Fund's investments, increase uncertainty in or impair the operation of the U.S. or other securities markets and degrade investor and consumer confidence, perhaps suddenly and to a significant degree.

An outbreak of disease called COVID-19 has spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and consumer activity, significant challenges in healthcare service preparation and delivery, quarantines and general concern and uncertainty. These negative impacts have caused significant volatility and declines in global financial markets, which have caused losses for Fund investors during and subsequent to period end. The impact of the COVID-19 pandemic may last for an extended period of time, and could result in a substantial economic downturn or recession. Public health crises may

37

USAA Mutual Funds Trust	Notes to Financial Statements — continued December 31, 2020

exacerbate other pre-existing political, social, economic, market and financial risks. The extent of the impact to the financial performance of the Funds' investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Affiliated Funds Risk — The risks of each Fund directly correspond to the risks of the underlying affiliated funds in which the Fund invests. By investing in the underlying affiliated funds, the Fund has exposure to the risk of many different areas of the market. The degree to which the risks described below apply to the Fund varies according to the Fund's asset allocation. For instance, the more the Fund is allocated to stock funds, the greater the risk associated with equity securities. The Funds are also subject to asset allocation risk (i.e., the risk that allocations will not produce the intended results) and to management risk (i.e., the risk that the selection of underlying affiliated funds will not produce the intended results).

Conflict of Interest Risk — In managing a Fund that invests in underlying affiliated funds, the Adviser may have conflicts of interest in allocating the Fund's assets among the various underlying affiliated funds. This is because the fees payable by some of the underlying affiliated funds to the Adviser and/or its affiliates are higher than the fees payable by other underlying affiliated funds, and because the Adviser also manages and administers the underlying affiliated funds.

Stock Market Risk — Overall stock market risks may affect the value of each Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.

Debt Securities Risk — The Fund may invest in underlying affiliated funds that invest in debt securities or other income-producing securities. The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

6. Borrowing and Interfund Lending:

Line of Credit:

For the year ended December 31, 2020, the Victory Funds Complex participated in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2020, with a termination date of June 28, 2021. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. For the year ended December 31, 2020, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Effective June 29, 2020, under an amended Line of Credit agreement, Citibank will also receive an annual upfront fee of 0.10% on the $300 million committed line of credit. Each fund in the Victory Funds Complex will pay a pro-rata portion of the upfront fee. Interest charged to each Fund during the period, if applicable, is presented on the Statements of Operations under Line of credit fee

The Funds did not utilize the Line of Credit during the year ended December 31, 2020.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Funds to directly lend and borrow money to or from any other Fund, that is permitted to participate in the Facility, in the Victory Funds Complex relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund

38

USAA Mutual Funds Trust	Notes to Financial Statements — continued December 31, 2020

loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to each Fund during the period, if applicable, is presented on the Statements of Operations under Interest expense on interfund lending. As a Lender, interest earned by each Fund during the period, if applicable, is presented on the Statements of Operations under Interfund lending income.

The average borrowing and lending for the days outstanding and average interest rate for each Fund during the year ended December 31, 2020 were as follows (amounts in thousands):

	Borrower or Lender	Amount Outstanding at December 31, 2020	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
Target Income Fund	Borrower	$—	$1,301	6	1.39%	$1,909

*  For the year ended December 31, 2020, based on the number of days borrowings were outstanding.

7. Federal Income Tax Information:

Distributions of net investment income, if any, are made quarterly by Target Income Fund and annually by each of the other Funds. Distributable net realized gains, if any, are declared and paid at least annually by each Fund.

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

As of December 31, 2020, on the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows(amounts in thousands):

	Total Accumulated Earnings/(Loss)	Capital
Target Income Fund	$(1,925)	$1,925

The tax character of distributions paid during the tax years ended, as noted below, were as follows (amounts in thousands)(total distributions paid may differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid).

	Year Ended December 31, 2020
	Distributions paid from:
	Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
Target Income Fund	$12,430	$4,445	$16,875
Target 2030 Fund	25,245	33,292	58,537
Target 2040 Fund	25,680	55,309	80,989
Target 2050 Fund	16,279	37,219	53,498
Target 2060 Fund	2,068	3,548	5,616

39

USAA Mutual Funds Trust	Notes to Financial Statements — continued December 31, 2020
	Year Ended December 31, 2019
	Distributions paid from
	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
Target Income	$9,126	$11,680	$20,806	$20,806
Target 2020	14,828	42,350	57,178	57,178
Target 2030	33,422	109,581	143,003	143,003
Target 2040	36,373	142,370	178,743	178,743
Target 2050	20,107	75,541	95,648	95,648
Target 2060	2,480	4,062	6,542	6,542

As of December 31, 2020, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Qualified Late-Year Losses	Unrealized Appreciation (Depreciation)*	Total Accumulated Earnings (Loss)
Target Income Fund	$105	$7,281	$7,386	$—	$—	$85,268	$92,654
Target 2030 Fund	5,639	12,239	17,878	—	—	167,717	185,595
Target 2040 Fund	7,779	11,559	19,338	—	—	207,230	226,568
Target 2050 Fund	2,932	8,871	11,803	—	—	128,267	140,070
Target 2060 Fund	572	882	1,454	—	—	14,257	15,711

*  The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of December 31, 2020, the Funds had no capital loss carryforwards for federal income tax purposes.

As of December 31, 2020, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) for investments and derivatives were as follows (amounts in thousands):

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Target Income Fund	$739,038	$88,762	$(3,494)	$85,268
Target 2030 Fund	1,139,881	173,254	(5,537)	167,717
Target 2040 Fund	1,310,312	213,771	(6,541)	207,230
Target 2050 Fund	763,165	131,157	(2,890)	128,267
Target 2060 Fund	106,540	14,620	(363)	14,257

8. Affiliated Securities:

An affiliated security is a security in which the Fund has ownership of at least 5% of the security's outstanding voting shares or an investment company managed by VCM. The Funds do not invest in affiliated underlying funds for the purpose of exercising management or control. These underlying funds are noted as affiliated on each Fund's Schedule of Portfolio Investments. The affiliated underlying

40

USAA Mutual Funds Trust	Notes to Financial Statements — continued December 31, 2020

fund's annual or semiannual reports may be viewed at vcm.com. Transactions in affiliated securities during the year ended December 31, 2020 were as follows (amount in thousands):

	Fair Value 12/31/2019	Purchases at Cost**		Proceeds from Sales	Realized Gains (Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 12/31/2020		Dividend Income
Target Income Fund
USAA 500 Index Fund Reward Shares	$—	$2,029		$(942)	$(44)	$21	$51	$1,094		$6
USAA Capital Growth Fund Institutional Shares	951	—		(958)	10	—	(3)	—
USAA Global Managed Volatility Fund Institutional Shares	33,193	52,646		(16,221)	1,187	1,915	199	71,004		1,095
USAA Government Securities Fund Institutional Shares	98,362	134,690		(23,809)	419	757	1,736	211,398		2,399
USAA Growth Fund Institutional Shares	4,072	10,101		(334)	(39)	488	1,302	15,102		140
USAA High Income Fund Institutional Shares	6,518	28,385		(3,331)	(175)	—	1,410	32,807		736
USAA Income Fund Institutional Shares	63,981	62,172		(28,368)	1,126	1,407	(416)	98,495		1,946
USAA Income Stock Fund Institutional Shares	2,101	7,271		(1,241)	(190)	—	1,005	8,946		108
USAA Intermediate-Term Bond Fund Institutional Shares	—	—	*	—	—	—	— *	—	*	—
USAA Precious Metals and Minerals Fund Institutional Shares	1,070	1,847		(305)	129	—	199	2,940		5
USAA Short-Term Bond Fund Institutional Shares	47,454	80,655		(2,772)	(107)	212	670	125,900		1,901
USAA Small Cap Stock Fund Institutional Shares	2,596	5,620		(1,554)	(295)	403	1,207	7,574		189
USAA Target Managed Allocation Fund	17,755	32,972		(3,842)	(77)	760	1,509	48,317		1,964
Victory Integrity Mid-Cap Value Fund Class R6	3,185	4,004		(2,183)	(380)	—	71	4,697		119
Victory Market Neutral Income Fund Class I	13,756	20,731		(2,270)	23	584	(480)	31,760		579
Victory RS International Fund Class R6	4,949	16,660		(158)	(16)	57	1,161	22,596		314
Victory Trivalent International Core Equity Fund Class R6	4,062	9,049		(158)	(13)	—	606	13,546		197

41

USAA Mutual Funds Trust	Notes to Financial Statements — continued December 31, 2020
	Fair Value 12/31/2019	Purchases at Cost**	Proceeds from Sales	Realized Gains (Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 12/31/2020	Dividend Income
VictoryShares Dividend Accelerator ETF	$3,224	$8,932	$(773)	$32	$—	$970	$12,385	$104
VictoryShares Emerging Market Volatility Wtd ETF	1,518	—	(1,323)	(185)	—	(10)	—	29
VictoryShares International High Div Volatility Wtd ETF	1,906	—	(1,584)	(241)	—	(81)	—	44
VictoryShares International Volatility Wtd ETF	1,902	5,182	—	—	—	331	7,415	57
VictoryShares Nasdaq Next 50 ETF	—	4,060	—	—	—	668	4,728	6
VictoryShares U.S. 500 Volatility Wtd ETF	1,417	3,082	(2,808)	5	—	463	2,159	35
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	2,577	5,250	(605)	(2)	—	211	7,431	71
VictoryShares U.S. Small Cap High Div Volatility Wtd ETF	432	—	(320)	(85)	—	(27)	—	6
VictoryShares USAA Core Intermediate-Term Bond ETF	—	4,441	—	—	8	2	4,443	25
VictoryShares USAA Core Short-Term Bond ETF	—	23,002	—	—	41	(19)	22,983	134
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	3,920	15,489	—	—	—	1,159	20,568	174
VictoryShares USAA MSCI International Value Momentum ETF	6,177	14,583	(1,000)	(163)	—	1,213	20,810	122
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	2,089	5,104	(1,231)	(115)	—	1,223	7,070	56
VictoryShares USAA MSCI USA Value Momentum ETF	8,083	11,320	(2,009)	(248)	—	992	18,138	159
	$337,250	$569,277	$(100,099)	$556	$6,653	$17,322	$824,306	$12,720

**  Purchases at Cost includes the acquisition of the USAA Target Retirement 2020 Fund into the USAA Target Retirement Income Fund. Refer to Note 9 for more information.

42

USAA Mutual Funds Trust	Notes to Financial Statements — continued December 31, 2020
	Fair Value 12/31/2019	Purchases at Cost		Proceeds from Sales	Realized Gains (Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 12/31/2020		Dividend Income
Target 2030 Fund
USAA 500 Index Fund, Reward Shares	$—	$19,379		$(7,226)	$(341)	$238	$460	$12,272		$66
USAA Capital Growth Fund, Institutional Shares	16,107	—		(16,308)	228	—	(27)	—		—
USAA Global Managed Volatility Fund, Institutional Shares	274,675	8,167		(108,226)	5,192	5,141	(2,981)	176,827		3,027
USAA Government Securities Fund, Institutional Shares	216,385	11,753		(49,448)	1,059	650	4,348	184,097		4,731
USAA Growth Fund, Institutional Shares	44,728	3,496		(6,692)	79	1,734	12,048	53,659		496
USAA High Income Fund, Institutional Shares	28,545	28,273		(2,919)	(379)	—	3,477	56,997		2,522
USAA Income Fund, Institutional Shares	129,899	6,548		(61,309)	1,346	1,102	639	77,123		2,946
USAA Income Stock Fund, Institutional Shares	23,572	3,920		—	—	—	646	28,138		577
USAA Intermediate-Term Bond Fund, Institutional Shares	—	—	*	—	—	—	— *	—	*	—	*
USAA Precious Metals and Minerals Fund, Institutional Shares	4,245	10		—	—	—	1,098	5,353		9
USAA Short-Term Bond Fund, Institutional Shares	54,205	4,804		—	—	101	761	59,770		1,824
USAA Small Cap Stock Fund, Institutional Shares	16,884	7,169		(6,345)	1,065	1,202	3,868	22,641		566
USAA Target Managed Allocation Fund	148,235	7,721		(26,383)	(1,547)	2,154	8,988	137,014		5,568
Victory Integrity Mid-Cap Value Fund, Class R6	45,679	795		(13,336)	(2,063)	—	97	31,172		795
Victory Market Neutral Income Fund, Class I	26,028	1,100		(5,211)	52	401	(146)	21,823		699
Victory RS International Fund, Class R6	41,475	15,102		—	—	152	3,495	60,072		838
Victory Sophus Emerging Markets Fund	—	1,472		—	—	—	99	1,571		19
Victory Trivalent International Core Equity Fund, Class R6	30,152	12,492		—	—	—	2,396	45,040		654

43

USAA Mutual Funds Trust	Notes to Financial Statements — continued December 31, 2020
	Fair Value 12/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 12/31/2020	Dividend Income
VictoryShares Dividend Accelerator ETF	$32,985	$1,056	$(645)	$19	$—	$4,222	$37,637	$562
VictoryShares Emerging Market Volatility Wtd ETF	8,809	691	(8,270)	(1,170)	—	(60)	—	178
VictoryShares International High Div Volatility Wtd ETF	13,863	—	(11,533)	(1,738)	—	(592)	—	321
VictoryShares International Volatility Wtd ETF	14,941	5,317	—	—	—	1,377	21,635	322
VictoryShares Nasdaq Next 50 ETF	—	14,717	—	—	—	3,279	17,996	23
VictoryShares U.S. 500 Volatility Wtd ETF	6,620	12,838	(9,308)	(382)	—	3,727	13,495	220
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	29,581	—	(8,722)	43	—	162	21,064	536
VictoryShares U.S. Small Cap High Div Volatility Wtd ETF	4,665	—	(3,494)	(883)	—	(288)	—	73
VictoryShares USAA Core Intermediate-Term Bond ETF	5,662	7,484	—	—	25	557	13,703	355
VictoryShares USAA Core Short-Term Bond ETF	—	22,814	—	—	41	—	22,814	161
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	19,391	18,236	—	—	—	2,952	40,579	570
VictoryShares USAA MSCI International Value Momentum ETF	45,099	15,799	—	—	—	1,915	62,813	846
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	12,423	5,403	(5,018)	(578)	—	4,866	17,096	221
VictoryShares USAA MSCI USA Value Momentum ETF	67,376	3,214	(7,610)	(1,021)	—	3,238	65,197	1,031
	$1,362,229	$239,770	$(358,003)	$(1,019)	$12,941	$64,621	$1,307,598	$30,756

44

USAA Mutual Funds Trust	Notes to Financial Statements — continued December 31, 2020
	Fair Value 12/31/2019		Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 12/31/2020		Dividend Income
Target 2040 Fund
USAA 500 Index Fund, Reward Shares	$—	*	$36,320	$(10,353)	$(488)	$460	$556	$26,035		$122
USAA Capital Growth Fund, Institutional Shares	15,897		—	(16,089)	284	—	(92)	—		—
USAA Global Managed Volatility Fund, Institutional Shares	374,988		11,770	(117,954)	3,526	7,290	1,523	273,853		4,484
USAA Government Securities Fund, Institutional Shares	139,872		3,093	(56,749)	2,839	322	909	89,964		2,777
USAA Growth Fund, Institutional Shares	61,801		7,511	(8,214)	73	2,535	17,297	78,468		726
USAA High Income Fund, Institutional Shares	22,202		29,246	(4,126)	(352)	—	3,820	50,790		2,247
USAA Income Fund, Institutional Shares	74,931		1,928	(47,374)	2,127	437	(1,002)	30,610		1,491
USAA Income Stock Fund, Institutional Shares	33,377		7,684	—	—	—	1,015	42,076		838
USAA Intermediate-Term Bond Fund, Institutional Shares	—	*	—	—	—	—	—	—	*	—
USAA Precious Metals and Minerals Fund, Institutional Shares	4,722		9	—	—	—	1,222	5,953		10
USAA Short-Term Bond Fund, Institutional Shares	20,948		706	—	—	37	281	21,935		671
USAA Small Cap Stock Fund, Institutional Shares	25,496		5,550	(8,560)	554	1,406	3,434	26,474		661
USAA Target Managed Allocation Fund	199,630		10,976	(25,841)	(2,907)	3,062	12,855	194,713		7,914
Victory Integrity Mid-Cap Value Fund, Class R6	62,068		1,019	(19,846)	(3,250)	—	(29)	39,962		1,019
Victory Market Neutral Income Fund, Class I	16,217		680	(3,352)	34	248	(92)	13,487		432
Victory RS International Fund, Class R6	60,941		22,457	—	—	221	4,408	87,806		1,216
Victory Sophus Emerging Markets Fund	—		4,324	—	—	—	181	4,505		47
Victory Trivalent International Core Equity Fund, Class R6	43,654		18,596	—	—	—	3,232	65,482		943

45

USAA Mutual Funds Trust	Notes to Financial Statements — continued December 31, 2020
	Fair Value 12/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 12/31/2020	Dividend Income
VictoryShares Dividend Accelerator ETF	$44,510	$1,222	$(732)	$21	$—	$5,376	$50,397	$753
VictoryShares Emerging Market Volatility Wtd ETF	14,838	1,257	(14,011)	(1,979)	—	(105)	—	302
VictoryShares International High Div Volatility Wtd ETF	20,931	—	(17,405)	(2,632)	—	(894)	—	483
VictoryShares International Volatility Wtd ETF	20,889	7,785	—	—	—	1,867	30,541	453
VictoryShares Nasdaq Next 50 ETF	—	26,280	—	—	—	5,759	32,039	41
VictoryShares U.S. 500 Volatility Wtd ETF	33,818	8,689	(20,165)	(929)	—	2,139	23,552	455
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	39,042	—	(11,293)	131	—	236	28,116	723
VictoryShares U.S. Small Cap High Div Volatility Wtd ETF	6,212	—	(4,663)	(1,165)	—	(384)	—	98
VictoryShares USAA Core Intermediate-Term Bond ETF	3,963	2,863	—	—	—	309	7,135	198
VictoryShares USAA Core Short-Term Bond ETF	—	19,868	—	—	—	7	19,875	181
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	25,944	27,454	—	—	—	4,258	57,656	773
VictoryShares USAA MSCI International Value Momentum ETF	60,534	26,021	—	—	—	2,461	89,016	1,134
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	20,198	4,070	(2,848)	(343)	—	4,549	25,626	317
VictoryShares USAA MSCI USA Value Momentum ETF	97,092	4,805	(4,318)	(516)	—	4,230	101,293	1,545
	$1,544,715	$292,183	$(393,893)	$(4,972)	$16,018	$79,326	$1,517,359	$33,054

46

USAA Mutual Funds Trust	Notes to Financial Statements — continued December 31, 2020
	Fair Value 12/31/2019		Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 12/31/2020		Dividend Income
Target 2050 Fund
USAA Capital Growth Fund, Institutional Shares	$9,036		$—	$(9,144)	$164	$—	$(56)	$—		$—
USAA 500 Index Fund, Reward Shares	—		23,325	(6,487)	(305)	282	350	16,883		75
USAA Global Managed Volatility Fund, Institutional Shares	229,717		8,909	(62,581)	1,513	4,672	2,516	180,074		2,822
USAA Government Securities Fund, Institutional Shares	65,668		1,004	(51,112)	3,194	62	(1,335)	17,419		943
USAA Growth Fund, Institutional Shares	37,704		4,634	(1,476)	(230)	1,687	11,597	52,229		483
USAA High Income Fund, Institutional Shares	1,145		16,684	(5,473)	433	—	1,860	14,649		683
USAA Income Fund, Institutional Shares	32,893		738	(21,313)	310	175	(390)	12,238		564
USAA Income Stock Fund, Institutional Shares	20,076		5,327	—	—	—	1,313	26,716		527
USAA Intermediate-Term Bond Fund, Institutional Shares	—	*	—	—	—	—	—	—	*	—
USAA Precious Metals and Minerals Fund, Institutional Shares	2,653		5	—	—	—	686	3,344		6
USAA Short-Term Bond Fund, Institutional Shares	6,348		116	(3,503)	(87)	5	(31)	2,843		112
USAA Small Cap Stock Fund, Institutional Shares	15,018		3,753	(3,299)	(104)	984	3,160	18,528		463
USAA Target Managed Allocation Fund	120,696		7,230	(7,251)	(691)	2,019	8,353	128,337		5,215
Victory Integrity Mid-Cap Value Fund, Class R6	38,870		750	(9,151)	(1,327)	—	285	29,427		751
Victory Market Neutral Income Fund, Class I	7,317		318	(1,272)	13	116	(40)	6,336		203
Victory RS International Fund, Class R6	35,278		17,761	—	—	141	3,004	56,043		774
Victory Sophus Emerging Markets Fund	—		2,801	—	—	—	117	2,918		29
Victory Trivalent International Core Equity Fund, Class R6	25,523		14,516	—	—	—	2,743	42,782		614

47

USAA Mutual Funds Trust	Notes to Financial Statements — continued December 31, 2020
	Fair Value 12/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 12/31/2020	Dividend Income
VictoryShares Dividend Accelerator ETF	$27,160	$2,341	$(425)	$—	$—	$3,829	$32,905	$490
VictoryShares Emerging Market Volatility Wtd ETF	9,126	1,108	(9,047)	(1,106)	—	(81)	—	189
VictoryShares International High Div Volatility Wtd ETF	11,648	—	(9,680)	(1,471)	—	(497)	—	269
VictoryShares International Volatility Wtd ETF	13,757	4,846	—	—	—	691	19,294	293
VictoryShares Nasdaq Next 50 ETF	—	14,920	—	—	—	3,426	18,346	24
VictoryShares U.S. 500 Volatility Wtd ETF	23,973	1,865	(10,937)	(308)	—	1,385	15,978	289
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	23,300	—	(5,711)	61	—	218	17,868	440
VictoryShares U.S. Small Cap High Div Volatility Wtd ETF	4,015	—	(3,007)	(825)	—	(183)	—	63
VictoryShares USAA Core Intermediate-Term Bond ETF	1,009	—	—	—	—	50	1,059	30
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	17,668	17,371	—	—	—	2,900	37,939	532
VictoryShares USAA MSCI International Value Momentum ETF	36,824	18,025	—	—	—	2,237	57,086	746
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	13,331	2,293	(2,467)	(264)	—	2,900	15,793	198
VictoryShares USAA MSCI USA Value Momentum ETF	59,856	4,117	(2,508)	(300)	—	3,233	64,398	976
	$889,609	$174,757	$(225,844)	$(1,330)	$10,143	$54,240	$891,432	$18,803
Target 2060 Fund
USAA 500 Index Fund, Reward Shares	$—	$4,079	$(998)	$(41)	$51	$52	$3,092	$13
USAA Capital Growth Fund, Institutional Shares	1,387	—	(1,405)	25	—	(7)	—	—

48

USAA Mutual Funds Trust	Notes to Financial Statements — continued December 31, 2020
	Fair Value 12/31/2019		Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 12/31/2020		Dividend Income
USAA Global Managed Volatility Fund, Institutional Shares	$30,165		$2,786	$(10,410)	$28	$603	$573	$23,142		$364
USAA Government Securities Fund, Institutional Shares	8,716		133	(6,363)	363	10	(115)	2,734		124
USAA Growth Fund, Institutional Shares	4,630		955	(197)	(31)	221	1,468	6,825		63
USAA High Income Fund, Institutional Shares	2		3,110	(1,648)	132	—	247	1,843		111
USAA Income Fund, Institutional Shares	4,161		97	(2,722)	76	22	(55)	1,557		74
USAA Income Stock Fund, Institutional Shares	2,362		1,676	(227)	(33)	—	230	4,008		79
USAA Intermediate-Term Bond Fund, Institutional Shares	—	*	—	—	—	—	—	—	*	—
USAA Precious Metals and Minerals Fund, Institutional Shares	330		—	—	—	—	86	416		1
USAA Short-Term Bond Fund, Institutional Shares	1		—	—	—	—	—	1		—
USAA Small Cap Stock Fund, Institutional Shares	2,055		509	(450)	(83)	133	473	2,504		63
USAA Target Managed Allocation Fund	15,641		1,125	(571)	(20)	272	1,093	17,268		702
Victory Integrity Mid-Cap Value Fund, Class R6	5,432		87	(1,786)	(316)	—	(8)	3,409		87
Victory Market Neutral Income Fund, Class I	84		—	(84)	1	—	(1)	—		—
Victory RS International Fund, Class R6	4,748		2,871	—	—	20	573	8,192		113
Victory Sophus Emerging Markets Fund	—		551	—	—	—	21	572		6
Victory Trivalent International Core Equity Fund, Class R6	3,171		2,507	—	—	—	407	6,085		87
VictoryShares Dividend Accelerator ETF	3,477		786	(231)	2	—	615	4,649		69

49

USAA Mutual Funds Trust	Notes to Financial Statements — continued December 31, 2020
	Fair Value 12/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 12/31/2020	Dividend Income
VictoryShares Emerging Market Volatility Wtd ETF	$1,309	$163	$(1,310)	$(142)	$—	$(20)	$—	$27
VictoryShares International High Div Volatility Wtd ETF	1,524	—	(1,266)	(205)	—	(53)	—	35
VictoryShares International Volatility Wtd ETF	1,855	1,102	—	—	—	168	3,125	49
VictoryShares Nasdaq Next 50 ETF	—	2,132	—	—	—	474	2,606	3
VictoryShares U.S. 500 Volatility Wtd ETF	3,092	412	(1,793)	(52)	—	220	1,879	37
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	3,276	—	(884)	10	—	27	2,429	61
VictoryShares U.S. Small Cap High Div Volatility Wtd ETF	587	—	(440)	(111)	—	(36)	—	9
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	2,409	2,590	—	—	—	475	5,474	77
VictoryShares USAA MSCI International Value Momentum ETF	5,337	2,507	—	—	—	231	8,075	103
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	1,696	315	(221)	(31)	—	385	2,144	26
VictoryShares USAA MSCI USA Value Momentum ETF	7,764	845	(341)	(41)	—	541	8,768	132
	$115,211	$31,338	$(33,347)	$(469)	$1,332	$8,064	$120,797	$2,515

* Round to less than $1 thousand.

9. Acquisition of USAA Target Retirement 2020 Fund:

On November 20, 2020, the USAA Target Retirement 2020 Fund was acquired by the USAA Target Retirement Income Fund pursuant to a Plan of Reorganization and Termination, which was approved by the Board on June 11, 2020. The Reorganization was accomplished by a tax-free exchange of 44,513 thousand shares of the Fund (valued at $513,117 thousand) for 43,772 thousand shares of the USAA Target Retirement 2020 Fund (100% of the voting equity interests) outstanding on November 20, 2020. The reason for the Reorganization was to combine two funds with comparable investment objectives to create one larger fund with the potential for lower total operating expenses borne by shareholders. In addition, as disclosed in the Funds' prospectuses, once a Fund reaches its target date and its asset allocation is similar to the USAA Target Retirement Income Fund, the Board may reorganize the Fund
50

USAA Mutual Funds Trust	Notes to Financial Statements — continued December 31, 2020

into the USAA Target Retirement Income Fund. The tax-free exchange of shares by the USAA Target Retirement Income Fund for the assets and liabilities of the USAA Target Retirement 2020 Fund (100% of the voting equity interest) on the date of the reorganization was as follows (amounts in thousands):

Shares Issued by Target Income Fund	Total Net Assets of the Target 2020 Fund		Merger Ratio	Prior to reorganization Total Net Assets of the Target Income Fund		After reorganization Total Net Assets of the Target Income Fund
44,513	$513,117	(b)	1.02%	$308,335	(a)	$821,452

(a) Includes undistributed net investment income of $5,414 thousand and unrealized appreciation on investments of $29,437 thousand with a fair value of $307,072 thousand and identified cost of $277,635 thousand.

(b) Includes $54,480 thousand of unrealized appreciation on investments.

The Reorganization was accounted for as an asset acquisition of the USAA Target Retirement 2020 Fund (the "Acquired Fund") by the USAA Target Retirement Income Fund (the "Acquiring Fund") in accordance with the asset acquisition method of accounting as detailed in ASC 805-50, Business Combinations — Related Issues. The fair value of the Reorganization consideration paid by the USAA Target Retirement Income Fund was allocated to the assets acquired and liabilities assumed based on their relative fair values as of the date of acquisition and did not give rise to goodwill. As a result of the reorganization, the Acquiring Fund is the legal and accounting survivor.

Assets received, and shares issued by the Target Retirement Income Fund were recorded at fair value; however, the cost basis of the investments received by the Target Retirement Income Fund was carried forward to align ongoing reporting of the portfolio's realized and unrealized gains and losses with amounts distributable for tax purposes. The Statements of Operations, Statements of Changes in Net Assets and the Financial Highlights for the current period do not include any pre-merger activity of the Acquired Fund and prior reporting periods of the accounting survivor are not restated.

The pro forma results of operations for the year ended December 31, 2020, assuming the reorganization had been completed on January 1, 2020 (the beginning of the annual period), are as follows (amounts in thousands):

Net investment income	$21,813
Net realized gain on investments	$12,280
Change in unrealized appreciation/(depreciation) on investments	$32,341
Net increase in net assets resulting from operations	$66,434

51

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of USAA Target Retirement Income Fund, USAA Target Retirement 2030 Fund, USAA Target Retirement 2040 Fund, USAA Target Retirement 2050 Fund, and USAA Target Retirement 2060 Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of USAA Target Retirement Income Fund, USAA Target Retirement 2030 Fund, USAA Target Retirement 2040 Fund, USAA Target Retirement 2050 Fund, and USAA Target Retirement 2060 Fund (the "Funds") (five of the funds constituting USAA Mutual Funds Trust (the "Trust")), including the schedules of portfolio investments, as of December 31, 2020, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds at December 31, 2020, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Victory Capital investment companies since 1995.

San Antonio, Texas
February 26, 2021

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USAA Mutual Funds Trust	Supplemental Information December 31, 2020

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Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the state of Delaware. There are currently 10 Trustees, eight of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and two of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 46 portfolios in the Trust. Each Trustee's address is 15935 La Cantera Pkwy, Building Two, San Antonio, TX, 78256. Pursuant to a policy adopted by the Board, the term of office for each Trustee shall be until the Independent Trustee reaches age 75 or an Interested Trustee reaches age 75. The Board may change or grant exceptions from this policy at any time without shareholder approval. A Trustee may resign or be removed by a vote of the other Trustees or the holders of a majority of the outstanding shares of the Trust at any time. Vacancies on the Board can be filled by the action of a majority of the Trustees, provided that after filling such vacancy at least two-thirds of the Trustees have been elected by the shareholders.

Name and Date of Birth	Position Held with the Trust	Year Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
Jefferson C. Boyce, Born September 1957	Lead Independent Trustee, and Vice Chairman	2013	Senior Managing Director, New York Life Investments, LLC (1992-2012)	Westhab, Inc.
John C. Walters, Born February 1962	Trustee	2019

Retired. Mr. Walters brings significant Board experience including active involvement with the board of a Fortune 500 company, and a proven record of leading large, complex financial organizations. He has a demonstrated record of success in distribution, manufacturing, investment brokerage, and investment management in both the retail and institutional investment businesses. He has substantial experience in the investment management business with a demonstrated ability to develop and drive strategy while managing operation, financial, and investment risk.

Guardian Variable Products Trust (16 series), Lead Independent Director; Amerilife Holdings LLC, Director; Stadion Money Management; Director; University of North Carolina (Chapel Hill), Member Board of Governors

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USAA Mutual Funds Trust	Supplemental Information — continued December 31, 2020

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Name and Date of Birth	Position Held with the Trust	Year Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Robert L. Mason, Ph.D., Born July 1946	Trustee	1997

Adjunct Professor in the Department of Management Science and Statistics in the College of Business at the University of Texas at San Antonio (since 2001); Institute Analyst, Southwest Research Institute (March 2002-January 2016)

				None
Dawn M. Hawley, Born February 1954	Trustee	2014

Manager of Finance, Menil Foundation, Inc. (May 2007-June 2011), which is a private foundation that oversees the assemblage of sculptures, prints, drawings, photographs, and rare books. Director of Financial Planning and Analysis and Chief Financial Officer, AIM Management Group, Inc. (October 1987-January 2006)

				None
Paul L. McNamara, Born July 1948	Trustee	2012	Director, Cantor Opportunistic Alternatives Fund, LLC (March 2010-February 2014) , which is a closed-end fund of funds by Cantor Fitzgerald Investment Advisors, LLC	None

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USAA Mutual Funds Trust	Supplemental Information — continued December 31, 2020

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Name and Date of Birth	Position Held with the Trust	Year Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Richard Y. Newton III, Born January 1956	Trustee	2017

Director, Elta North America (01/18-present), which is a global leader in the design, manufacture, and support of innovative electronic systems in the ground, maritime, airborne, and security domains for the nation's warfighters, security personnel, and first responders; Managing Partner, Pioneer Partnership Development Group (December 2015-present)); Executive Director, The Union League Club of New York (June 2014-November 2015): Executive Vice President, Air Force Association (August 2012-May 2014); Lieutenant General, United States Air Force (January 2008-June 2012)

				None
Barbara B. Ostdiek, Ph.D., Born March 1964	Trustee	2008

Senior Associate Dean of Degree Programs at Jesse H. Jones Graduate School of Business at Rice University (since 2013); Associate Professor of Finance at Jessie H. Jones Graduate School of Business at Rice University (since 2001)

				None
Michael F. Reimherr, (a) Born August 1945	Trustee	2000	President of Reimherr Business Consulting (May 1995-December 2017); St. Mary's University Investment Committee overseeing University Endowment (since 2014)	None

(a)  Effective at the close of business on December 31, 2020, Michael F. Reimherr retired from the Board of Trustees.

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USAA Mutual Funds Trust	Supplemental Information — continued December 31, 2020

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Name and Date of Birth	Position Held with the Trust	Year Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Interested Trustees.
David C. Brown, (b) Born May 1972	Trustee	2019

Chairman and Chief Executive Officer (since 2013), Victory Capital Management Inc.; Chairman and Chief Executive Officer, Victory Capital Holdings, Inc. (since 2013). Mr. Brown brings to the Board extensive business, finance and leadership skills gained and developed through years of experience in the financial services industry, including his tenure overseeing the strategic direction as CEO of Victory Capital. These skills, combined with Mr. Brown's extensive knowledge of the financial services industry and demonstrated success in the development and distribution of investment strategies and products, enable him to provide valuable insights to the Board and strategic direction for the Funds.

				Trustee, Victory Portfolios (42 series), Victory Portfolios II (26 series), Victory Variable Insurance Funds (9 series)

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USAA Mutual Funds Trust	Supplemental Information — continued December 31, 2020

  (Unaudited)

Name and Date of Birth	Position Held with the Trust	Year Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Daniel S. McNamara, (b)(c) Born June 1966	Trustee and Chair of the Board of Trustees	2012

Trustee, President, and Vice Chairman of USAA ETF Trust (June 2017-June 2019); President of Financial Advice & Solutions Group (FASG), USAA (since 2013); Director, Investment Management Company (IMCO) (September 2009-April 2014); President, Asset Management Company (AMCO) (August, 2011-April 2013); Senior Vice President of USAA Financial Planning Services Insurance Agency, Inc. (FPS) (since 2011); Director of USAA IMCO (since 2009); Chairman of Board of IMCO (since 2013); Director of AMCO (August 2011-June 2019); President and Director of USAA Shareholder Account Services (SAS) (October 2009-June 2019); Director and Vice Chairman of FPS (since 2013); President and Director of USAA Investment Corporation (ICORP) (since 2010); Chairman of Board of ICORP (since 2013); Director of USAA Financial Advisors, Inc. (FAI) (since 2013); Chairman of Board of FAI (since 2015). Mr. McNamara brings to the Board extensive experience in the financial services industry, including experience as an officer of the Trust.

				None

(b)  Mr. Dan McNamara, the Chairman of the Board, is deemed an "interested person" due to his previous position as Director of AMCO, the former investment adviser of the Funds. Mr. Brown is deemed an "interested person" due to his position as Chief Executive Officer of Victory Capital, investment adviser to the Funds.

(c)  Effective at the close of business on December 31, 2020, Jefferson C. Boyce will replace Dan McNamara as Chair of the Board and will assume the title of Independent Chair.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, on the SEC's website at www.sec.gov and/or by calling (800)-539-3863.

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Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 15935 La Cantera Pkwy, Building Two, San Antonio, TX, 78256. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Date of Birth	Position with the Trust	Year Commenced Service	Principal Occupation During Past 5 Years

Interested Officers.

Christopher K. Dyer, Born February 1962	President	2019	Director of Fund Administration, Victory Capital (2004-present)
Scott A Stahorsky, Born July 1969	Vice President	2019	Manager, Fund Administration, Victory Capital
James K. De Vries, Born April 1969	Treasurer, Principal Financial Officer	2018

Executive Director, Victory Capital Management Inc. (since 2019); Treasurer, USAA ETF Trust (September 2018-June 2019); Executive Director, Investment and Financial Administration, USAA (April 2012-June 2019); Assistant Treasurer, USAA ETF Trust (June 2017-September 2018); Assistant Treasurer, USAA Mutual Funds Trust (December 2013-February 2018)

Allan Shaer, Born March 1965	Assistant Treasurer	2019	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc. (since 2016); Vice President, Mutual Fund Administration, JP Morgan Chase (2011-2016)
Carol D. Trevino, Born October 1965	Assistant Treasurer	2018

Director, Accounting and Finance, Victory Capital Management Inc. (since 2019); Accounting/Financial Director, USAA (December 2013-June 2019); Assistant Treasurer, USAA ETF Trust (September 2018-June 2019)

Erin G. Wagner, Born February 1974	Secretary	2019	Deputy General Counsel, the Adviser (since 2013)
Charles Booth, Born April 1960	Anti-Money Laundering Compliance Officer and Identity Theft Officer	2019	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc. (2007-present)
Amy Campos, Born July 1976	Chief Compliance Officer	2019

Chief Compliance Officer, USAA Mutual Funds Trust (since 2019); Executive Director, Deputy Chief Compliance Officer, USAA Mutual Funds Trust and USAA ETF Trust (July 2017-June 2019); Compliance Director, USAA Mutual Funds Trust (2014-July 2017)

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Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent 12 months ended December 31 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2020 through December 31, 2020.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/20	Actual Ending Account Value 12/31/20	Hypothetical Ending Account Value 12/31/20	Actual Expenses Paid During Period 7/1/20- 12/31/20*	Hypothetical Expenses Paid During Period 7/1/20- 12/31/20*	Annualized Expense Ratio During Period 7/1/20- 12/31/20
Target Income Fund	$1,000.00	$1,086.10	$1,024.83	$0.31	$0.31	0.06%
Target 2030 Fund	1,000.00	1,142.90	1,025.04	0.11	0.10	0.02%
Target 2040 Fund	1,000.00	1,174.30	1,025.04	0.11	0.10	0.02%
Target 2050 Fund	1,000.00	1,192.50	1,025.04	0.11	0.10	0.02%
Target 2060 Fund	1,000.00	1,193.10	1,024.63	0.55	0.51	0.10%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year)

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USAA Mutual Funds Trust	Supplemental Information — continued December 31, 2020

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Additional Federal Income Tax Information

The following federal tax information related to the Fund's fiscal year ended December 31, 2020, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2021.

With respect to distributions paid, the Fund designates the following amounts (or, if subsequently determined to be different, the maximum amount allowable) for the fiscal year ended December 31, 2020 (amounts in thousands):

	Dividend Received Deduction (corporate shareholders)(1)	Qualified Dividend Income (non-corporate shareholders)(1)	Short-Term Capital Gain Distributions(2)	Long-Term Capital Gain Distributions(2)	Foreign Taxes Paid(3)
Target Income Fund	13%	23%	$—	$4,445	$114
Target 2030 Fund	20%	34%	362	33,292	378
Target 2040 Fund	16%	25%	708	55,309	290
Target 2050 Fund	20%	39%	621	37,219	352
Target 2060 Fund	18%	51%	231	3,548	51

(1)  Presented as a percentage of net investment income.

(2)  Pursuant to Section 852 of the Internal Revenue Code.

(3)  The Fund has elected under Section 853 of the Internal Revenue Code to pass through the credit for taxes paid in foreign countries.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per shares outstanding on December 31, 2020 were as follows:

	Foreign Source Income	Foreign Tax Expense
Target Income Fund	$0.0103	$0.0016
Target 2030 Fund	0.0246	0.0038
Target 2040 Fund	0.0180	0.0025
Target 2050 Fund	0.0349	0.0053
Target 2060 Fund	0.0369	0.0056

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USAA Mutual Funds Trust	Supplemental Information — continued December 31, 2020

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Considerations of the Board in Continuing the Investment Advisory Agreement

USAA Target Retirement Funds

At a meeting of the Board of Trustees (the "Board") held on December 10-11, 2020, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the "Independent Trustees"), approved for an annual period the continuance of the Investment Advisory Agreement (the "Advisory Agreement") between the Trust and Victory Capital Management Inc. (the "Adviser") with respect to the each of Target Retirement Income Fund, Target Retirement 2020 Fund1, Target Retirement 2030 Fund, Target Retirement 2040 Fund, Target Retirement 2050 Fund and Target Retirement 2060 Fund (each, a "Fund" and together, the "Funds"). Prior to the December 10-11, 2020 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 19, 2020.

In advance of the foregoing meetings, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Funds' investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Funds, as well as information regarding the Adviser's revenues and costs of providing services to the Funds and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees ("Independent Counsel") and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Funds in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Funds' performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser's profitability with respect to the Funds. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

Advisory Agreement

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

Nature, Extent, and Quality of Services — In considering the nature, extent, and quality of the services provided by the Adviser under the Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board also took into account its knowledge of the Adviser's management and the quality of the performance of the Adviser's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Funds by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment

1  The Target Retirement 2020 Fund was reorganized into the Target Retirement Income Fund in November 2020.

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USAA Mutual Funds Trust	Supplemental Information — continued December 31, 2020

  (Unaudited)

advisory services provided to the Funds, the Adviser and its affiliates provide administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Funds and the Trust.

The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Funds' compliance programs, (ii) risk management programs, (iii) liquidity risk management programs, and (iv) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Funds, including investment, operational, enterprise, litigation, regulatory and compliance risks.

The Board considered the Adviser's management style and the performance of the Adviser's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The Adviser's role in coordinating the activities of the Funds' other service providers was also considered. The Board also considered the Adviser's risk management processes. The Board considered the Adviser's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Funds, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Funds by the Adviser and its affiliates, including the Adviser's oversight of the Funds' day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Adviser's compliance and administrative staff.

Expenses and Performance — In connection with its consideration of the Advisory Agreement, the Board evaluated the Funds' advisory fees and total expense ratios as compared to other open-end investment companies deemed to be comparable to the Funds as determined by the independent third party in its report. The Funds' expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Funds based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the "expense group") and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). The Board noted that the Adviser does not receive a management fee from the Funds. The data indicated that each Fund's total expenses, which included underlying expenses and after any reimbursements, were below the median of its respective expense group and its respective expense universe. The Board also took into account the Adviser's current undertakings to maintain expense limitations for the Funds. The Board took into account the various other services provided to the Funds by the Adviser and its affiliates, and noted the high quality of services received by the Funds.

In considering the Funds' performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds' performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Funds' average annual total returns relative to their Lipper indexes and other mutual funds deemed to be in their peer groups by the independent third party in its report (the "performance universe"). Each Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the performance of the Target Retirement Income Fund was above the average of its performance universe for the one-, five- and ten-year periods ended September 30, 2020, and was below the average of its performance universe for the three-year period ended September 30, 2020, and was below its Lipper index for the one-, three, five- and ten-year periods ended September 30, 2020; the performance of the Target Retirement 2020 Fund was below the average of its performance universe and its Lipper index for the one-, three- and ten-year periods ended September 30, 2020, and was above the average of its performance universe and below its Lipper index for the five-year period ended September 30, 2020; the performance of each of the Target Retirement 2030 Fund, Target Retirement 2040 Fund and Target Retirement 2050 Fund was below the average of its performance universe and its Lipper index for the one-, three-, five- and ten-year periods ended September 30, 2020; and the performance of the

62

USAA Mutual Funds Trust	Supplemental Information — continued December 31, 2020

  (Unaudited)

Target Retirement 2060 Fund was below the average of its performance universe for the one-, three- and five-year periods ended September 30, 2020 and below its Lipper index for the one- and three-year periods ended September 30, 2020. The Board took into account management's discussion of the Funds' performance, including certain differences in the Funds' investment approach as compared to the investment approaches used by other funds in the peer universes and the impact of market conditions on the Funds' performance relative to their peers.

Compensation and Profitability — The Board took into consideration that the Adviser does not receive a management fee from the Funds. The information considered by the Board included operating profit margin information for the Adviser's business as a whole. The Board also received and considered profitability information related to the revenues from the Funds. This information included a review of the methodology used in the allocation of certain costs to the Funds. In considering the profitability data with respect to each Fund, the Trustees noted that the Adviser reimbursed or waived a portion of each Fund's expenses. The Trustees reviewed the profitability of the Adviser's relationship with the Funds before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of each Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also took into account the Adviser's receipt of management fees from the underlying funds in which the Funds invest. The Board also considered the possible direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Funds. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Funds and the entrepreneurial and other risks that it assumes as Adviser.

Economies of Scale — With respect to the consideration of any economies of scale to be realized by the Funds, the Board took into account that the Adviser does not receive any advisory fees under the Advisory Agreement. The Board took into account management's discussion of the Funds' current advisory fee structure. The Board also considered the fee waiver and expense reimbursement arrangements by the Adviser. The Board also considered the effect of the Funds' change in size, if any, on their performance and fees, noting that the Funds may realize other economies of scale if assets increase proportionally more than expenses. The Board determined that the current investment management fee structure was reasonable.

Conclusions — The Board reached the following conclusions regarding the Advisory Agreement with the Adviser with respect to each Fund: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the performance of each Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices in view of the Fund's investment approach and the Adviser is appropriately monitoring the Fund's performance; (iv) each Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser's and its affiliates' level of profitability from their relationship with each Fund is reasonable in light of the nature and high quality of services provided by the Adviser and the type of funds. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of each Fund and its shareholders.

63

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

88214-0221

DECEMBER 31, 2020

Annual Report

USAA 500 Index Fund

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396 or by submitting your request via email to TA.Processing@FISGlobal.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396 or by submitting your request via email to TA.Processing@FISGlobal.com.

Your election to receive reports in paper will apply to all funds held with the USAA Mutual Funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member of FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA Mutual Funds Trust

Shareholder Letter (Unaudited)	2
Managers' Commentary (Unaudited)	4
Investment Overview (Unaudited)	6
Investment Objective & Portfolio Holdings (Unaudited)	7
Schedule of Portfolio Investments	8
Financial Statements
Statement of Assets and Liabilities	20
Statement of Operations	21
Statements of Changes in Net Assets	22
Financial Highlights	24
Notes to Financial Statements	26
Report of Independent Registered Public Accounting Firm	36
Supplemental Information (Unaudited)	37
Trustees' and Officers' Information	37
Proxy Voting and Portfolio Holdings Information	43
Expense Examples	43
Additional Federal Income Tax Information	44
Advisory Contract Agreement	45
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

1

(Unaudited)

Dear Shareholder,

When we look back on 2020, we will undoubtedly remember it as an extraordinary year. A year ago, no one could have imagined the unusual events that would challenge us personally, professionally, and collectively as a nation. But in retrospect, the trajectory of financial markets over the past year was nothing short of extraordinary.

The year began with rudimentary worries, such as economic growth rates, trade deals, and interest rates. But a novel coronavirus ("COVID-19") and the subsequent worldwide spread of COVID-19 became an unprecedented event. To combat the pandemic, governments everywhere issued austere shelter-in-place orders, and the global economy slowed markedly. Equity markets sold off sharply in March and April, and second quarter domestic GDP contracted by an alarming annual rate of 31.4%, according to the U.S. Department of Commerce.

It's no surprise that so many investors flocked to the perceived safety of U.S. Treasurys. Meanwhile, liquidity evaporated (for a short spell) in many other segments of the fixed-income market, including higher-yielding credits and municipal bonds. The outlook was tenuous, and credit spreads widened while prices declined for most securities perceived to be higher risk.

A response, however, came swiftly. The U.S. Federal Reserve (the "Fed") and other monetary authorities worldwide leapt into action—cutting interest rates, (re)starting quantitative easing and, in the case of the Fed, launching an array of programs to provide liquidity to stabilize fixed-income markets. The U.S. government also stepped up to provide fiscal stimulus in the form of the Coronavirus Aid, Relief, and Economic Security Act (CARES Act).

It was impressive how quickly those actions helped end the stock market's free fall and restore order across much of the fixed-income universe. The rebound was almost as robust as the drawdown, and third quarter GDP (the most recent finalized data available) grew at a 33.4% annualized rate, according to the U.S. Department of Commerce.

Late in the year, markets were alternately fueled and roiled by a contentious election season, growing optimism for an effective vaccine, and a fluid debate regarding the need for additional fiscal stimulus. Ultimately, stocks were propelled higher in the fourth quarter when it became clear that Congress would provide another dose of fiscal stimulus in the form of direct payments, more unemployment insurance, and additional aid to businesses.

Through all the unprecedented events and extreme volatility, the S&P 500® Index registered an impressive annual return of 18.40% for the 12-month period ended December 31, 2020. Meanwhile, the yield on 10-year U.S. Treasurys declined 95 basis points over the same period, reflecting both the Fed's interest rate cuts and its pledge to keep rates low for longer. The yield on 10-Year U.S. Treasurys was 0.93% as of December 31, 2020.

While markets endured and performed admirably during 2020, perhaps the key takeaway is that the unexpected can and will happen. That's why it's important to remain focused on your long-term investment goals and avoid making emotional decisions.

2

On the following pages, you will find information relating to your USAA Mutual Funds, brought to you by Victory Capital. If you have any questions, we encourage you to contact our Member Service Representatives. Call (800) 235-8396, or visit our website at www.vcm.com.

My colleagues and I sincerely appreciate the confidence you have placed in the USAA Mutual Funds, and we value the opportunity to help meet your investment goals.

Christopher K. Dyer, CFA

President,
USAA Mutual Funds

3

USAA Mutual Funds Trust

USAA 500 Index Fund

Manager's Commentary

(Unaudited)

Victory Solutions

Mannik S. Dhillon, CFA, CAIA
Wasif A. Latif

•  What were the market conditions over the reporting period?

In an unprecedented 2020, investors witnessed a tale of two markets.

2020 started strong, with the positive market momentum carrying over from 2019. By the end of February, however, there was a historic global financial market panic selloff as the spread of COVID-19 caused a sharp decline in expectations for economic growth and corporate earnings.

The U.S. Federal Reserve (the Fed) quickly stepped into the market panic and provided an armada of liquidity programs, such as quantitative easing, which resulted in a rebound in investor confidence. This return of confidence led an equally remarkable rally through the rest of the year, despite some periods of fear and concerns around a resurgence of the virus. The remainder of the year brought a dramatic reversal from the difficult environment that characterized the first three months. While COVID-19 cases continued to rise, particularly in the final two weeks of June, investors grew increasingly confident that the economy would be able to recover from its sharp downturn led by a series of better-than-expected economic reports coupled with the aggressive response by the Fed. In addition to reiterating its commitment to keep short-term interest rates near zero for an extended period, the Fed announced the direct purchase of both individual bonds and exchange-traded bond funds.

Despite ongoing uncertainty regarding the economic outlook, investors continued to display a robust appetite for risk. The near-zero interest rate policy of the Fed, together with the ultra-low rates in place in other major world economies, as well as greater appetite for fiscal spending, was a key catalyst for market performance.

Investors' appetite for risk improved considerably in early November, when the approval of vaccines for COVID-19 raised expectations that the world economy could gradually return to normal in 2021. The conclusion of the U.S. elections, which removed a source of uncertainty that had depressed performance in September and October, was an additional tailwind. The markets were also aided by continued indications that the Fed and other central banks would maintain their highly accommodative policies indefinitely, not least an agreement on a new round of U.S. fiscal stimulus further cheered investors in late December. Together, these developments outweighed negative headlines surrounding renewed lockdowns and the persistence of COVID-19.

As the dust settled on a tumultuous and historic year, global financial markets reflected the optimism of a reflating global economic environment in a post-pandemic future. All the major global equity market indexes had posted strong returns, with bonds following suit. In the United States, large-cap value stocks had a very strong rebound in the fourth

4

USAA Mutual Funds Trust

USAA 500 Index Fund (continued)

Manager's Commentary (continued)

quarter in anticipation of economic reflation. However, those returns were still dwarfed by the enormous annual returns posted by large-cap growth stocks, led by the information technology and consumer discretionary 'stay-at-home' stocks.

•  How did the USAA 500 Index Fund (the "Fund") perform during the reporting period?

The Fund has two share classes: Member Shares and Reward Shares. For the reporting period ended December 31, 2020, the Fund closely tracked its benchmark, the broad-based Victory US Large Cap 500 Index (the "Index") with the Member Shares and Reward Shares returning 21.22% and 21.35%, respectively, versus the Index, which returned 21.56%. The Index emphasizes large U.S. company stocks and is not available for direct investment.

•  Please describe sector performance during the reporting period.

During the year, the Fund's strong absolute return was led by technology and consumer discretionary stocks. The strong return in these sectors more than offset the underperformance in the real estate and utilities sectors.

Thank you for allowing us to assist you with your investment needs.

5

USAA Mutual Funds Trust

USAA 500 Index Fund

Investment Overview

(Unaudited)

Average Annual Total Returns

Year Ended December 31, 2020

	Member Shares	Reward Shares
INCEPTION DATE	5/1/96	5/1/02
	Net Asset Value	Net Asset Value	Victory US Large Cap 500 Index[1]	S&P 500® Index[2]
One Year	21.22%	21.35%	21.56%	18.40%
Five Year	15.53%	15.65%	15.93%	15.22%
Ten Year	13.89%	14.01%	14.14%	13.88%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.

USAA 500 Index Fund — Growth of $10,000

1The Victory US Large Cap 500 Index emphasizes stocks of large U.S. companies. This index does not include the effect of expenses or taxes, is not a representative of the Fund and it is not possible to invest directly in an index.

2The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded U.S. stocks. This index does not include the effect of expenses or taxes, is not a representative of the Fund and it is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment in the Fund.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance is not indicative of future results.

6

USAA Mutual Funds Trust USAA 500 Index Fund	December 31, 2020

  (Unaudited)

Investment Objective & Portfolio Holdings:

The Fund's investment objective seeks to match, before fees and expenses, the performance of the stocks composing the Victory US Large Cap 500 Index (the "Index"). The Index emphasizes stocks of large U.S. companies.

Sector Allocation*:

December 31, 2020

(% of Net Assets)

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

7

USAA Mutual Funds Trust USAA 500 Index Fund	Schedule of Portfolio Investments December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Common Stocks (99.5%)
Communication Services (11.0%):
Activision Blizzard, Inc.	216,158	$20,070
Alphabet, Inc. Class C (a)	171,823	301,013
Altice USA, Inc. Class A (a)	20,863	790
AT&T, Inc.	2,035,911	58,553
Cable One, Inc.	1,305	2,907
CenturyLink, Inc.	280,457	2,734
Charter Communications, Inc. Class A (a)	39,673	26,246
Comcast Corp. Class A	1,250,162	65,508
Discovery, Inc. Class A (a)(b)	36,586	1,101
DISH Network Corp. Class A (a)	63,192	2,044
Electronic Arts, Inc.	82,003	11,776
Facebook, Inc. Class A (a)	633,994	173,182
Fox Corp. Class A	89,118	2,595
IAC/InterActiveCorp. (a)	18,474	3,498
Liberty Broadband Corp. Class A (a)	61,529	9,696
Liberty Media Corp-Liberty SiriusXM Class A (a)	78,512	3,391
Live Nation Entertainment, Inc. (a)	45,054	3,311
Match Group, Inc. (a)	68,031	10,286
Netflix, Inc. (a)	123,564	66,815
Omnicom Group, Inc.	60,125	3,750
Pinterest, Inc. Class A (a)	25,285	1,666
Sirius XM Holdings, Inc. (b)	332,277	2,117
Snap, Inc. Class A (a)	263,640	13,200
Take-Two Interactive Software, Inc. (a)	32,516	6,756
The Walt Disney Co. (a)	462,811	83,852
T-Mobile U.S., Inc. (a)	179,171	24,161
Twitter, Inc. (a)	222,449	12,046
Verizon Communications, Inc.	1,157,371	67,996
ViacomCBS, Inc. Class B	146,360	5,453
Warner Music Group Corp. Class A	23,007	874
Zillow Group, Inc. Class C (a)	25,940	3,367
ZoomInfo Technologies, Inc. Class A (a)(b)	14,047	677
		991,431
Communications Equipment (0.8%):
Arista Networks, Inc. (a)	17,748	5,157
Cisco Systems, Inc.	1,207,237	54,024
Motorola Solutions, Inc.	47,923	8,150
Palo Alto Networks, Inc. (a)(c)	26,343	9,362
Ubiquiti, Inc.	1,888	526
		77,219
Consumer Discretionary (12.5%):
Advance Auto Parts, Inc.	19,182	3,021
Amazon.com, Inc. (a)	129,771	422,655
AutoZone, Inc. (a)	6,552	7,767
Best Buy Co., Inc.	69,308	6,916
Booking Holdings, Inc. (a)	11,701	26,061

See notes to financial statements.

8

USAA Mutual Funds Trust USAA 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Burlington Stores, Inc. (a)	15,538	$4,064
CarMax, Inc. (a)	43,919	4,149
Carvana Co. (a)	3,079	738
Chewy, Inc. Class A (a)(b)	14,492	1,303
Chipotle Mexican Grill, Inc. (a)	7,742	10,736
D.R. Horton, Inc.	96,436	6,646
Darden Restaurants, Inc.	32,108	3,825
Dollar General Corp.	63,366	13,326
Dollar Tree, Inc. (a)	67,195	7,260
Domino's Pizza, Inc.	10,190	3,907
eBay, Inc.	194,872	9,792
Etsy, Inc. (a)	36,024	6,409
Expedia Group, Inc.	37,800	5,005
Ford Motor Co.	1,100,739	9,675
General Motors Co.	348,664	14,518
Genuine Parts Co.	40,349	4,052
Hasbro, Inc.	35,029	3,277
Hilton Worldwide Holdings, Inc.	75,095	8,355
Las Vegas Sands Corp. (c)	98,776	5,887
Lennar Corp. Class A	74,183	5,655
Lowe's Cos., Inc.	202,729	32,540
Marriott International, Inc. Class A	80,957	10,680
McDonald's Corp.	194,953	41,833
MGM Resorts International	118,837	3,745
NIKE, Inc. Class B	361,222	51,102
NVR, Inc. (a)	1,052	4,292
O'Reilly Automotive, Inc. (a)	20,481	9,269
Peloton Interactive, Inc. Class A (a)	11,925	1,809
Pool Corp.	10,507	3,914
PulteGroup, Inc.	74,982	3,233
Roku, Inc. (a)	5,626	1,868
Ross Stores, Inc.	87,793	10,782
Royal Caribbean Cruises Ltd.	51,275	3,830
Starbucks Corp.	328,269	35,118
Target Corp. (c)	143,072	25,256
Tesla, Inc. (a)	219,500	154,895
The Home Depot, Inc.	307,587	81,701
The TJX Cos., Inc.	343,022	23,425
Tiffany & Co.	32,862	4,320
Tractor Supply Co.	33,284	4,679
Ulta Beauty, Inc. (a)	16,096	4,622
VF Corp.	97,350	8,315
Wayfair, Inc. Class A (a)(b)	13,483	3,045
Whirlpool Corp.	15,801	2,852
Yum! Brands, Inc.	78,022	8,470
		1,130,594
Consumer Staples (6.6%):
Altria Group, Inc.	497,420	20,394
Archer-Daniels-Midland Co.	152,268	7,676
Brown-Forman Corp. Class B	74,822	5,943

See notes to financial statements.

9

USAA Mutual Funds Trust USAA 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Campbell Soup Co.	61,815	$2,989
Church & Dwight Co., Inc.	65,752	5,736
Colgate-Palmolive Co.	237,161	20,280
Conagra Brands, Inc.	129,286	4,688
Constellation Brands, Inc. Class A	47,592	10,425
Costco Wholesale Corp.	122,079	45,997
General Mills, Inc.	174,659	10,270
Hormel Foods Corp.	84,386	3,933
Kellogg Co.	77,526	4,824
Keurig Dr Pepper, Inc.	207,375	6,636
Kimberly-Clark Corp.	97,178	13,102
McCormick & Co., Inc.	56,091	5,362
Mondelez International, Inc. Class A	399,998	23,388
Monster Beverage Corp. (a)	103,197	9,544
PepsiCo, Inc.	394,827	58,553
Philip Morris International, Inc.	444,928	36,836
Sysco Corp.	142,461	10,579
The Boston Beer Co., Inc. Class A (a)	1,873	1,862
The Clorox Co.	35,255	7,119
The Coca-Cola Co.	1,176,089	64,497
The Estee Lauder Cos., Inc. Class A	57,509	15,308
The Hershey Co.	40,039	6,099
The J.M. Smucker Co.	32,253	3,728
The Kraft Heinz Co.	205,906	7,137
The Kroger Co.	218,897	6,952
The Procter & Gamble Co.	693,514	96,495
Tyson Foods, Inc. Class A	70,110	4,518
Walgreens Boots Alliance, Inc.	216,144	8,620
Walmart, Inc.	425,438	61,327
		590,817
Electronic Equipment, Instruments & Components (0.5%):
Amphenol Corp. Class A	78,272	10,236
CDW Corp.	40,852	5,384
Cognex Corp.	45,691	3,668
Corning, Inc.	218,279	7,858
Keysight Technologies, Inc. (a)	48,482	6,404
Trimble, Inc. (a)	62,447	4,170
Zebra Technologies Corp. (a)	15,233	5,854
		43,574
Energy (2.1%):
Baker Hughes Co.	192,752	4,019
Cheniere Energy, Inc. (a)	72,075	4,327
Chevron Corp.	549,991	46,447
ConocoPhillips	301,906	12,073
EOG Resources, Inc.	140,356	7,000
Exxon Mobil Corp.	1,169,866	48,222
Halliburton Co.	247,245	4,673
Hess Corp.	74,804	3,949
Kinder Morgan, Inc.	605,921	8,283

See notes to financial statements.

10

USAA Mutual Funds Trust USAA 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Marathon Petroleum Corp.	183,935	$7,608
Occidental Petroleum Corp.	266,048	4,605
ONEOK, Inc.	124,292	4,770
Phillips 66	124,795	8,728
Pioneer Natural Resources Co.	44,008	5,012
Schlumberger Ltd.	389,333	8,499
The Williams Cos., Inc.	346,724	6,952
Valero Energy Corp.	115,280	6,521
		191,688
Financials (10.2%):
Aflac, Inc.	196,465	8,737
American Express Co.	196,146	23,716
American International Group, Inc.	238,367	9,024
Ameriprise Financial, Inc.	33,706	6,550
Annaly Capital Management, Inc.	395,271	3,340
Arch Capital Group Ltd. (a)	102,571	3,700
Arthur J. Gallagher & Co.	54,368	6,726
Bank of America Corp.	2,289,432	69,393
Berkshire Hathaway, Inc. Class B (a)	617,677	143,221
BlackRock, Inc. Class A	43,573	31,440
Brown & Brown, Inc.	65,779	3,119
Capital One Financial Corp.	130,679	12,918
Cincinnati Financial Corp.	42,581	3,720
Citigroup, Inc.	582,297	35,904
Citizens Financial Group, Inc.	113,025	4,042
CME Group, Inc.	80,890	14,726
Discover Financial Services	86,645	7,844
FactSet Research Systems, Inc.	10,397	3,457
Fifth Third Bancorp	182,114	5,021
First Republic Bank	48,422	7,115
Franklin Resources, Inc.	89,533	2,237
Intercontinental Exchange, Inc.	160,360	18,488
JPMorgan Chase & Co.	852,543	108,333
KeyCorp	255,487	4,192
M&T Bank Corp.	36,653	4,666
Markel Corp. (a)	3,729	3,853
MarketAxess Holdings, Inc.	10,732	6,123
Marsh & McLennan Cos., Inc.	135,753	15,883
MetLife, Inc.	230,052	10,801
Moody's Corp.	49,136	14,261
Morgan Stanley	429,835	29,457
MSCI, Inc.	23,683	10,575
Nasdaq, Inc.	31,573	4,191
Northern Trust Corp.	59,461	5,538
Principal Financial Group, Inc.	71,881	3,566
Prudential Financial, Inc.	111,947	8,740
Regions Financial Corp.	268,624	4,330
S&P Global, Inc.	66,569	21,883
State Street Corp.	100,795	7,336
SVB Financial Group (a)	14,798	5,739

See notes to financial statements.

11

USAA Mutual Funds Trust USAA 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Synchrony Financial	138,701	$4,814
T. Rowe Price Group, Inc.	64,011	9,691
The Allstate Corp.	86,873	9,550
The Bank of New York Mellon Corp.	245,176	10,405
The Blackstone Group, Inc. Class A	192,565	12,480
The Charles Schwab Corp.	454,012	24,081
The Goldman Sachs Group, Inc.	98,301	25,923
The Hartford Financial Services Group, Inc.	101,298	4,962
The PNC Financial Services Group, Inc.	119,778	17,847
The Progressive Corp.	167,306	16,543
The Travelers Cos., Inc.	67,800	9,517
Tradeweb Markets, Inc. Class A	12,299	768
Truist Financial Corp.	381,106	18,266
U.S. Bancorp	412,270	19,208
W.R. Berkley Corp.	35,911	2,385
Wells Fargo & Co.	1,168,797	35,274
		915,619
Health Care (13.4%):
10X Genomics, Inc. Class A (a)	3,320	470
Abbott Laboratories	506,367	55,442
AbbVie, Inc.	499,090	53,477
ABIOMED, Inc. (a)	11,959	3,877
Agilent Technologies, Inc.	84,664	10,032
Alexion Pharmaceuticals, Inc. (a)	61,866	9,666
Align Technology, Inc. (a)	20,868	11,151
Alnylam Pharmaceuticals, Inc. (a)	23,759	3,088
AmerisourceBergen Corp.	44,227	4,324
Amgen, Inc.	155,822	35,827
Anthem, Inc.	70,307	22,575
Avantor, Inc. (a)	139,143	3,917
Baxter International, Inc.	144,405	11,587
Becton, Dickinson & Co.	81,990	20,516
Biogen, Inc. (a)	38,874	9,519
BioMarin Pharmaceutical, Inc. (a)	39,307	3,447
Bio-Rad Laboratories, Inc. Class A (a)	5,445	3,174
Boston Scientific Corp. (a)	404,796	14,552
Bristol-Myers Squibb Co.	645,615	40,047
Cardinal Health, Inc.	82,948	4,443
Catalent, Inc. (a)	40,615	4,227
Centene Corp. (a)	141,238	8,478
Cerner Corp.	87,593	6,874
Charles River Laboratories International, Inc. (a)	13,763	3,439
Cigna Corp.	99,955	20,809
CVS Health Corp.	354,277	24,197
Danaher Corp.	200,819	44,610
DaVita, Inc. (a)	22,904	2,689
DexCom, Inc. (a)	24,836	9,182
Edwards Lifesciences Corp. (a)	178,063	16,245
Elanco Animal Health, Inc. (a)	90,831	2,786
Eli Lilly & Co.	253,159	42,743

See notes to financial statements.

12

USAA Mutual Funds Trust USAA 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Exact Sciences Corp. (a)	41,609	$5,513
Gilead Sciences, Inc. (c)	316,667	18,449
HCA Healthcare, Inc.	74,287	12,217
Hologic, Inc. (a)	54,878	3,997
Horizon Therapeutics PLC (a)	61,730	4,516
Humana, Inc.	34,626	14,206
IDEXX Laboratories, Inc. (a)	24,114	12,054
Illumina, Inc. (a)	36,004	13,321
Incyte Corp. (a)	52,688	4,583
Insulet Corp. (a)	13,284	3,396
Intuitive Surgical, Inc. (a)	32,172	26,320
IQVIA Holdings, Inc. (a)	54,200	9,711
Johnson & Johnson (c)	728,371	114,631
Laboratory Corp. of America Holdings (a)	27,827	5,664
Masimo Corp. (a)	12,749	3,422
McKesson Corp.	45,874	7,978
Merck & Co., Inc.	722,835	59,128
Mettler-Toledo International, Inc. (a)	5,939	6,769
Moderna, Inc. (a)	99,964	10,443
Molina Healthcare, Inc. (a)	13,554	2,883
Neurocrine Biosciences, Inc. (a)	22,197	2,128
PerkinElmer, Inc.	29,971	4,301
Pfizer, Inc.	1,588,044	58,456
PPD, Inc. (a)	49,423	1,691
Quest Diagnostics, Inc.	38,503	4,588
Regeneron Pharmaceuticals, Inc. (a)	19,198	9,275
ResMed, Inc.	38,352	8,152
Royalty Pharma PLC Class A	23,735	1,188
Sarepta Therapeutics, Inc. (a)	18,748	3,196
Seagen, Inc. (a)	48,803	8,547
Stryker Corp.	98,323	24,093
Teladoc Health, Inc. (a)(b)	38,800	7,758
Teleflex, Inc.	11,764	4,842
The Cooper Cos., Inc.	14,919	5,420
Thermo Fisher Scientific, Inc.	110,850	51,632
UnitedHealth Group, Inc.	271,080	95,062
Varian Medical Systems, Inc. (a)	25,826	4,520
Veeva Systems, Inc. Class A (a)	29,351	7,991
Vertex Pharmaceuticals, Inc. (a)	60,999	14,416
Waters Corp. (a)	16,234	4,017
West Pharmaceutical Services, Inc.	19,787	5,606
Zimmer Biomet Holdings, Inc.	59,220	9,125
Zoetis, Inc.	135,785	22,472
		1,205,087
Industrials (8.3%):
3M Co.	164,799	28,805
AMETEK, Inc.	61,579	7,447
C.H. Robinson Worldwide, Inc.	37,205	3,492
Carrier Global Corp.	229,369	8,652
Caterpillar, Inc.	150,309	27,359

See notes to financial statements.

13

USAA Mutual Funds Trust USAA 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Cintas Corp.	27,374	$9,676
Copart, Inc. (a)	65,333	8,314
CoStar Group, Inc. (a)(c)	10,551	9,752
CSX Corp.	193,198	17,533
Cummins, Inc.	41,841	9,502
Deere & Co.	84,820	22,821
Delta Air Lines, Inc.	170,694	6,864
Dover Corp.	40,737	5,143
Dun & Bradstreet Holdings, Inc. (a)	41,984	1,045
Eaton Corp. PLC	113,881	13,682
Emerson Electric Co.	165,465	13,298
Equifax, Inc.	30,729	5,926
Expeditors International of Washington, Inc.	47,850	4,551
Fastenal Co.	162,295	7,925
FedEx Corp.	68,705	17,837
Fortive Corp.	87,211	6,176
Fortune Brands Home & Security, Inc.	36,350	3,116
General Dynamics Corp.	71,632	10,660
General Electric Co.	2,423,678	26,176
HEICO Corp. Class A	19,480	2,280
Honeywell International, Inc.	196,252	41,743
IDEX Corp.	21,174	4,218
Illinois Tool Works, Inc.	80,911	16,496
Ingersoll Rand, Inc. (a)(c)	90,436	4,120
J.B. Hunt Transport Services, Inc.	22,883	3,127
Jacobs Engineering Group, Inc.	36,644	3,993
Johnson Controls International PLC	264,005	12,300
Kansas City Southern	26,742	5,459
L3Harris Technologies, Inc.	60,029	11,347
Lennox International, Inc.	9,673	2,650
Lockheed Martin Corp.	79,093	28,076
Masco Corp.	74,761	4,107
Nordson Corp.	14,312	2,876
Norfolk Southern Corp.	71,036	16,879
Northrop Grumman Corp.	45,626	13,903
Old Dominion Freight Line, Inc.	30,346	5,923
Otis Worldwide Corp.	121,159	8,184
PACCAR, Inc.	97,937	8,450
Parker-Hannifin Corp.	36,411	9,919
Raytheon Technologies Corp.	429,333	30,702
Republic Services, Inc. (c)	58,470	5,631
Rockwell Automation, Inc.	32,843	8,237
Rollins, Inc.	81,320	3,177
Roper Technologies, Inc.	28,070	12,101
Southwest Airlines Co.	157,991	7,364
Stanley Black & Decker, Inc.	42,403	7,571
Teledyne Technologies, Inc. (a)	8,984	3,522
The Boeing Co.	161,287	34,525
TransDigm Group, Inc. (a)	13,752	8,510
TransUnion	48,646	4,827

See notes to financial statements.

14

USAA Mutual Funds Trust USAA 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Uber Technologies, Inc. (a)	461,477	$23,535
Union Pacific Corp.	186,446	38,822
United Airlines Holdings, Inc. (a)	79,213	3,426
United Parcel Service, Inc. Class B	192,141	32,357
United Rentals, Inc. (a)	20,610	4,780
Verisk Analytics, Inc.	46,452	9,643
W.W. Grainger, Inc.	14,687	5,997
Waste Management, Inc.	120,739	14,239
Westinghouse Air Brake Technologies Corp.	54,377	3,980
Xylem, Inc.	51,493	5,241
		749,989
IT Services (5.3%):
Akamai Technologies, Inc. (a)	46,021	4,832
Automatic Data Processing, Inc.	122,513	21,587
Black Knight, Inc. (a)	32,113	2,837
Booz Allen Hamilton Holding Corp.	32,763	2,856
Broadridge Financial Solutions, Inc.	32,685	5,007
Cognizant Technology Solutions Corp. Class A	149,532	12,254
EPAM Systems, Inc. (a)	15,996	5,732
Fidelity National Information Services, Inc.	175,414	24,814
Fiserv, Inc. (a)	153,236	17,448
FleetCor Technologies, Inc. (a)	20,567	5,611
Gartner, Inc. (a)	25,509	4,086
Global Payments, Inc.	75,619	16,290
GoDaddy, Inc. Class A (a)	18,688	1,550
International Business Machines Corp.	249,217	31,371
Jack Henry & Associates, Inc.	21,115	3,420
Leidos Holdings, Inc.	40,233	4,229
Mastercard, Inc. Class A	255,899	91,341
MongoDB, Inc. (a)	531	191
Okta, Inc. (a)	10,401	2,645
Paychex, Inc.	89,736	8,362
PayPal Holdings, Inc. (a)	331,231	77,574
Square, Inc. Class A (a)	68,027	14,805
Twilio, Inc. Class A (a)	21,523	7,286
VeriSign, Inc. (a)	28,826	6,238
Visa, Inc. Class A	502,368	109,883
		482,249
Materials (1.8%):
Air Products & Chemicals, Inc.	62,483	17,072
Ball Corp.	86,570	8,067
Celanese Corp.	30,936	4,020
Corteva, Inc.	212,852	8,242
Dow, Inc.	196,305	10,895
DuPont de Nemours, Inc.	207,455	14,752
Ecolab, Inc.	76,402	16,530
FMC Corp.	32,779	3,767
Freeport-McMoRan, Inc.	410,718	10,687
International Flavors & Fragrances, Inc. (b)	24,762	2,695

See notes to financial statements.

15

USAA Mutual Funds Trust USAA 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
International Paper Co.	99,304	$4,937
Martin Marietta Materials, Inc.	17,792	5,052
Newmont Corp.	227,105	13,601
Nucor Corp.	77,181	4,105
PPG Industries, Inc.	67,484	9,733
RPM International, Inc.	30,871	2,803
Southern Copper Corp.	25,574	1,665
The Sherwin-Williams Co.	24,856	18,267
Vulcan Materials Co.	36,663	5,438
		162,328
Real Estate (2.5%):
Alexandria Real Estate Equities, Inc.	40,583	7,233
American Tower Corp.	126,913	28,487
AvalonBay Communities, Inc.	41,986	6,736
Boston Properties, Inc.	43,068	4,071
CBRE Group, Inc. Class A (a)	94,832	5,948
Crown Castle International Corp.	116,737	18,583
Digital Realty Trust, Inc.	84,256	11,755
Duke Realty Corp.	111,860	4,471
Equinix, Inc.	26,796	19,137
Equity LifeStyle Properties, Inc.	54,802	3,472
Equity Residential	105,234	6,238
Essex Property Trust, Inc.	19,610	4,656
Extra Space Storage, Inc.	38,866	4,503
Healthpeak Properties, Inc.	161,906	4,894
Invitation Homes, Inc.	168,574	5,007
Mid-America Apartment Communities, Inc.	34,395	4,357
Prologis, Inc.	222,313	22,156
Public Storage	47,318	10,927
Realty Income Corp.	99,223	6,169
SBA Communications Corp.	33,416	9,428
Simon Property Group, Inc.	91,995	7,845
Sun Communities, Inc.	32,348	4,915
Ventas, Inc.	112,648	5,524
VICI Properties, Inc.	161,397	4,116
W.P. Carey, Inc.	52,749	3,723
Welltower, Inc.	125,500	8,110
Weyerhaeuser Co.	193,051	6,473
		228,934
Semiconductors & Semiconductor Equipment (5.1%):
Advanced Micro Devices, Inc. (a)	343,617	31,513
Analog Devices, Inc.	105,562	15,595
Applied Materials, Inc.	247,194	21,333
Broadcom, Inc.	90,020	39,415
Intel Corp.	1,170,806	58,330
KLA Corp.	38,251	9,904
Lam Research Corp.	38,545	18,204
Marvell Technology Group Ltd.	147,126	6,994
Maxim Integrated Products, Inc.	68,330	6,057

See notes to financial statements.

16

USAA Mutual Funds Trust USAA 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Microchip Technology, Inc.	70,475	$9,733
Micron Technology, Inc. (a)	318,049	23,911
Monolithic Power Systems, Inc.	12,477	4,569
NVIDIA Corp.	173,126	90,406
Qorvo, Inc. (a)	30,184	5,019
QUALCOMM, Inc.	323,129	49,226
Skyworks Solutions, Inc.	46,950	7,178
Teradyne, Inc.	46,943	5,628
Texas Instruments, Inc.	262,258	43,044
Xilinx, Inc.	69,295	9,824
		455,883
Software (9.3%):
Adobe, Inc. (a)	128,400	64,215
ANSYS, Inc. (a)	24,279	8,833
Autodesk, Inc. (a)	61,330	18,727
Cadence Design Systems, Inc. (a)	78,852	10,758
Ceridian HCM Holding, Inc. (a)	23,114	2,463
Citrix Systems, Inc.	33,696	4,384
Cloudflare, Inc. Class A (a)	11,033	838
Coupa Software, Inc. (a)	19,049	6,456
Crowdstrike Holdings, Inc. Class A (a)	5,940	1,258
Datadog, Inc. Class A (a)	7,298	718
DocuSign, Inc. (a)	51,231	11,389
Dynatrace, Inc. (a)	55,993	2,423
Fair Isaac Corp. (a)	7,963	4,069
Fortinet, Inc. (a)	41,008	6,091
HubSpot, Inc. (a)	11,592	4,596
Intuit, Inc.	68,746	26,113
Microsoft Corp. (c)	2,091,835	465,266
NortonLifeLock, Inc.	145,958	3,033
Oracle Corp.	561,404	36,317
Paycom Software, Inc. (a)	13,726	6,208
PTC, Inc. (a)	29,121	3,483
RingCentral, Inc. Class A (a)	20,517	7,775
salesforce.com, Inc. (a)	250,410	55,724
ServiceNow, Inc. (a)(c)	53,980	29,712
Slack Technologies, Inc. Class A (a)	81,372	3,437
Splunk, Inc. (a)	40,519	6,884
SS&C Technologies Holdings, Inc.	67,741	4,928
Synopsys, Inc. (a)	39,472	10,233
The Trade Desk, Inc. Class A (a)	8,576	6,869
Tyler Technologies, Inc. (a)	11,158	4,871
VMware, Inc. Class A (a)(b)	22,743	3,190
Workday, Inc. Class A (a)	27,797	6,660
Zendesk, Inc. (a)	30,528	4,369
Zoom Video Communications, Inc. Class A (a)	6,843	2,308
Zscaler, Inc. (a)	23,403	4,674
		839,272

See notes to financial statements.

17

USAA Mutual Funds Trust USAA 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Technology Hardware, Storage & Peripherals (7.4%):
Apple, Inc.	4,806,314	$637,750
Dell Technologies, Inc. Class C (a)	62,879	4,608
Hewlett Packard Enterprise Co.	344,475	4,082
HP, Inc.	388,280	9,548
NetApp, Inc.	47,026	3,115
Western Digital Corp.	85,093	4,713
		663,816
Utilities (2.7%):
Alliant Energy Corp.	70,606	3,638
Ameren Corp.	66,167	5,165
American Electric Power Co., Inc. (c)	132,862	11,063
American Water Works Co., Inc.	51,790	7,948
Atmos Energy Corp.	32,938	3,143
Avangrid, Inc.	16,728	760
CenterPoint Energy, Inc.	137,633	2,978
CMS Energy Corp.	75,778	4,623
Consolidated Edison, Inc. (c)	95,685	6,915
Dominion Energy, Inc.	233,081	17,528
DTE Energy Co.	45,404	5,513
Duke Energy Corp. (c)	210,265	19,252
Edison International	107,004	6,722
Entergy Corp.	56,605	5,652
Evergy, Inc. (c)	64,124	3,560
Eversource Energy (c)	89,698	7,760
Exelon Corp.	278,723	11,768
FirstEnergy Corp.	155,019	4,745
NextEra Energy, Inc. (c)	559,711	43,182
PG&E Corp. (a)	411,817	5,131
PPL Corp.	217,343	6,129
Public Service Enterprise Group, Inc.	143,000	8,337
Sempra Energy	73,741	9,395
The AES Corp.	176,027	4,137
The Southern Co. (c)	301,770	18,538
WEC Energy Group, Inc. (c)	82,531	7,595
Xcel Energy, Inc. (c)	129,581	8,639
		239,816
Total Common Stocks (Cost $2,924,696)		8,968,316
Collateral for Securities Loaned^ (0.3%)
Fidelity Investments Money Market Government Portfolio Class I, 0.01% (d)	2,420,214	2,420
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (d)	566,453	566
HSBC U.S. Government Money Market Fund I Shares, 0.03% (d)	19,710,516	19,711
Total Collateral for Securities Loaned (Cost $22,697)		22,697
Total Investments (Cost $2,947,393) — 99.8%		8,991,013
Other assets in excess of liabilities — 0.2%		17,017
NET ASSETS — 100.00%		$9,008,030

See notes to financial statements.

18

USAA Mutual Funds Trust USAA 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  All or a portion of this security has been segregated as collateral for derivative instruments.

(d)  Rate disclosed is the daily yield on December 31, 2020.

PLC — Public Limited Company

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	181	3/19/21	$33,186,858	$33,926,640	$739,782
Total unrealized appreciation					$739,782
Total unrealized depreciation					—
Total net unrealized appreciation (depreciation)					$739,782

See notes to financial statements.

19

USAA Mutual Funds Trust	Statement of Assets and Liabilities December 31, 2020

(Amounts in Thousands, Except Per Share Amounts)

	USAA 500 Index Fund
Assets:
Investments, at value (Cost $2,947,393)	$8,991,013	(a)
Cash and cash equivalents	26,989
Deposit with brokers for futures contracts	6,416
Receivables:
Interest and dividends	6,126
Capital shares issued	11,777
Variation margin on open futures contracts	223
From Adviser	187
Prepaid expenses	55
Total assets	9,042,786
Liabilities:
Payables:
Collateral received on loaned securities	22,697
Capital shares redeemed	10,436
Accrued expenses and other payables:
Investment advisory fees	751
Administration fees	451
Custodian fees	55
Transfer agent fees	261
Compliance fees	5
Other accrued expenses	100
Total liabilities	34,756
Net Assets:
Capital	2,941,080
Total accumulated earnings/(loss)	6,066,950
Net assets	$9,008,030
Net Assets
Member Shares	$3,997,663
Reward Shares	5,010,367
Total	$9,008,030
Shares (unlimited number of shares authorized with no par value):
Member Shares	77,880
Reward Shares	97,556
Total	175,436
Net asset value, offering and redemption price per share: (b)
Member Shares	$51.33
Reward Shares	$51.36

(a)  Includes $21,651 of securities on loan.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

20

USAA Mutual Funds Trust	Statement of Operations For the Year Ended December 31, 2020

(Amounts in Thousands)

USAA 500 Index Fund
Investment Income:
Dividends	$136,551
Interest	105
Securities lending (net of fees)	180
Total income	136,836
Expenses:
Investment advisory fees	7,927
Administration fees — Member Shares	2,098
Administration fees — Reward Shares	2,658
Sub-Administration fees	28
Custodian fees	347
Transfer agent fees — Member Shares	2,710
Transfer agent fees — Reward Shares	387
Trustees' fees	54
Compliance fees	50
Legal and audit fees	83
State registration and filing fees	241
Interfund lending fees	— (a)
Other expenses	302
Total expenses	16,885
Expenses waived/reimbursed by Adviser	(1,493)
Net expenses	15,392
Net Investment Income (Loss)	121,444
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	199,995
Net realized gains (losses) from futures contracts	5,393
Net change in unrealized appreciation/depreciation on investment securities	1,248,552
Net change in unrealized appreciation/depreciation on futures contracts	(75)
Net realized/unrealized gains (losses) on investments	1,453,865
Change in net assets resulting from operations	$1,575,309

(a)  Rounds to less than $1 thousand.
See notes to financial statements.

21

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA 500 Index Fund
	Year Ended December 31, 2020	Year Ended December 31, 2019
From Investments:
Operations:
Net investment income (loss)	$121,444	$135,019
Net realized gains (losses) from investments	205,388	283,821
Net change in unrealized appreciation/depreciation on investments	1,248,477	1,594,175
Change in net assets resulting from operations	1,575,309	2,013,015
Distributions to Shareholders:
Member Shares	(133,353)	(136,678)
Reward Shares	(173,089)	(262,717)
Change in net assets resulting from distributions to shareholders	(306,442)	(399,395)
Change in net assets resulting from capital transactions	(410,396)	(28,801)
Change in net assets	858,471	1,584,819
Net Assets:
Beginning of period	8,149,559	6,564,740
End of period	$9,008,030	$8,149,559
Capital Transactions:
Member Shares
Proceeds from shares issued	$812,315	$521,545
Distributions reinvested	132,245	174,935
Cost of shares redeemed	(1,133,678)	(779,152)
Total Member Shares	$(189,118)	$(82,672)
Reward Shares
Proceeds from shares issued	$642,148	$519,941
Distributions reinvested	165,200	212,589
Cost of shares redeemed	(1,028,626)	(678,659)
Total Reward Shares	$(221,278)	$53,871
Change in net assets resulting from capital transactions	$(410,396)	$(28,801)
Share Transactions:
Member Shares
Issued	18,844	12,769
Reinvested	2,823	4,088
Redeemed	(25,809)	(18,810)
Total Member Shares	(4,142)	(1,953)
Reward Shares
Issued	14,417	12,496
Reinvested	3,537	4,967
Redeemed	(23,827)	(16,390)
Total Reward Shares	(5,873)	1,073
Change in Shares	(10,015)	(880)

See notes to financial statements.

22

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23

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA 500 Index Fund
Member Shares
Year Ended December 31, 2020	$43.93	0.65	(b)	8.48	9.13	(0.66)	(1.07)
Year Ended December 31, 2019	$35.22	0.71	(b)	10.19	10.90	(0.72)	(1.47)
Year Ended December 31, 2018	$38.00	0.68		(2.40)	(1.72)	(0.66)	(0.40)
Year Ended December 31, 2017	$31.81	0.59		6.21	6.80	(0.59)	(0.02)
Year Ended December 31, 2016	$29.18	0.58		2.80	3.38	(0.61)	(0.14)
Reward Shares
Year Ended December 31, 2020	$43.95	0.70	(b)	8.49	9.19	(0.71)	(1.07)
Year Ended December 31, 2019	$35.24	0.75	(b)	10.19	10.94	(0.76)	(1.47)
Year Ended December 31, 2018	$38.01	0.71		(2.38)	(1.67)	(0.70)	(0.40)
Year Ended December 31, 2017	$31.82	0.61		6.22	6.83	(0.62)	(0.02)
Year Ended December 31, 2016	$29.19	0.60		2.81	3.41	(0.64)	(0.14)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019 and in effect through June 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(a)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method

See notes to financial statements.

24

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return*	Net Expenses^	Net Investment Income (Loss)	Gross Expenses	Net Assets, End of Period (000's)	Portfolio Turnover(a)
USAA 500 Index Fund
Member Shares
Year Ended December 31, 2020	(1.73)	$51.33	21.22%	0.25%	1.47%	0.25%	$3,997,663	5%
Year Ended December 31, 2019	(2.19)	$43.93	31.19%	0.25%	1.73%	0.26%	$3,603,465	13%
Year Ended December 31, 2018	(1.06)	$35.22	(4.65)%	0.25%	1.75%	0.26%	$2,957,995	4%
Year Ended December 31, 2017	(0.61)	$38.00	21.53%	0.25%	1.71%	0.27%	$3,285,829	3%
Year Ended December 31, 2016	(0.75)	$31.81	11.70%	0.25%	1.95%	0.28%	$2,962,450	4%
Reward Shares
Year Ended December 31, 2020	(1.78)	$51.36	21.35%	0.15%	1.58%	0.18%	$5,010,367	5%
Year Ended December 31, 2019	(2.23)	$43.95	31.29%	0.15%	1.83%	0.18%	$4,546,094	13%
Year Ended December 31, 2018	(1.10)	$35.24	(4.53)%	0.15%	1.85%	0.18%	$3,606,745	4%
Year Ended December 31, 2017	(0.64)	$38.01	21.64%	0.15%	1.81%	0.18%	$3,636,257	3%
Year Ended December 31, 2016	(0.78)	$31.82	11.79%	0.15%	2.04%	0.18%	$3,010,831	4%

See notes to financial statements.

25

USAA Mutual Funds Trust	Notes to Financial Statements December 31, 2020

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 46 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA 500 Index Fund (the "Fund"). The Fund offers two classes of shares Member Shares and Reward Shares. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges, except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or

26

USAA Mutual Funds Trust	Notes to Financial Statements — continued December 31, 2020

system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of December 31, 2020, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Common Stocks	$8,968,316	$—	$—	$8,968,316
Collateral for Securities Loaned	22,697	—	—	22,697
Total	$8,991,013	$—	$—	$8,991,013
Other Financial Investments^:
Assets:
Futures Contracts	740	—	—	740
Total	$740	$—	$—	$740

^  Futures contracts are valued at the unrealized appreciation (depreciation) on the investment.

For the year ended December 31, 2020, there were no transfers in or out of the Level 3 fair value hierarchy.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

27

USAA Mutual Funds Trust	Notes to Financial Statements — continued December 31, 2020

Derivative Instruments:

Futures Contracts:

The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and Liabilities under Deposit with brokers for futures contract.

During the year ended December 31, 2020, the Fund entered into futures contracts primarily for the strategy of gaining exposure to a particular asset class or securities market.

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2020 (amounts in thousands):

Assets
Variation Margin Receivable on Open Futures Contracts*
Equity Risk Exposure	$740

*  Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day's variation margin for futures contracts is reported within the Statement of Assets and Liabilities.

The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended December 31, 2020 (amounts in thousands):

	Net Realized Gains (Losses) on Derivatives Recognized as a Result of Operations	Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
	Net Realized Gains (Losses) from Futures Contracts	Net Change in Unrealized Appreciation/Depreciation on Futures Contracts
Equity Risk Exposure	$5,393	$(75)

All open derivative positions at year end are reflected on the Fund's Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund's net assets at year end is generally representative of the notional amount of open positions to net assets throughout the year.

28

USAA Mutual Funds Trust	Notes to Financial Statements — continued December 31, 2020

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Securities Lending:

The Fund, through a securities lending agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. Borrowers are required to secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are cured the next business day once the shortfall exceeds $100 thousand. Collateral may be cash, U.S. government securities, or other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. Cash collateral may be invested in high-quality short-term investments, primarily open-end investment companies. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged, except to satisfy borrower default. Cash collateral is listed on the Fund's Schedule of Portfolio Investments and Financial Statements while non-cash collateral is not included.

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of December 31, 2020.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$21,651	$—	$22,697

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

29

USAA Mutual Funds Trust	Notes to Financial Statements — continued December 31, 2020

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the year ended December 31, 2020, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$409,280	$987,819

There were no purchases or sales of U.S. government securities during the year ended December 31, 2020

4. Affiliated Fund Ownership:

The Fund offers its shares for investment by other USAA Mutual Funds. The fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds' annual and semi-annual reports may be viewed at vcm.com. As of December 31, 2020, certain fund-of-funds owned total outstanding shares of the Fund as follows:

Affiliated USAA Fund	Ownership %
Cornerstone Conservative Fund	0.1%
Cornerstone Equity Fund	0.4%
USAA Target Income Fund	— *
USAA Target 2030 Fund	0.1%
USAA Target 2040 Fund	0.3%
USAA Target 2050 Fund	0.2%
USAA Target 2060 Fund	— *

*  Less than 0.05%.

5. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the year ended December 31, 2020, are reflected on the Statement of Operations as Investment Advisory fees.

30

USAA Mutual Funds Trust	Notes to Financial Statements — continued December 31, 2020

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the year ended December 31, 2020, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.06% and 0.06% of average daily net assets of the Member Shares and Reward Shares, respectively. Amounts incurred for the year ended December 31, 2020, are reflected on the Statement of Operations as Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended December 31, 2020, are reflected on the Statement of Operations as Compliance fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended December 31, 2020, are reflected on the Statement of Operations as Sub-Administration fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $20 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Amounts incurred and paid to VCTA for the year ended December 31, 2020, are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services. Effective June 30, 2020, the Distributor's name was changed from Victory Capital Advisers, Inc.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year months ended December 31, 2020, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

31

USAA Mutual Funds Trust	Notes to Financial Statements — continued December 31, 2020

The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of December 31, 2020, the expense limits (excluding voluntary waivers) are 0.25% and 0.15% for Member Shares and Reward Shares, respectively.

Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. As of December 31, 2020, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at December 31, 2020

Expires December 31, 2022	Expires December 31, 2023	Total
$862	$1,493	$2,355

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended December 31, 2020.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Sub-Administrator, Sub-Fund Accountant, Custodian and Distributor.

6. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Geopolitical/Natural Disaster Risk — Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely affect issuers in another country or region. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. Likewise, systemic market dislocations of the kind that occurred during the financial crisis that began in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund's investments. Some countries, including the United States, are adopting more protectionist trade policies and moving away from the tighter financial industry regulations that followed the 2008 financial crisis, which may also affect the value of a Fund's investments.

Political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of a Fund's investments, increase uncertainty in or impair the operation of the U.S. or other securities markets and degrade investor and consumer confidence, perhaps suddenly and to a significant degree.

An outbreak of disease called COVID-19 has spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply

32

USAA Mutual Funds Trust	Notes to Financial Statements — continued December 31, 2020

chains and consumer activity, significant challenges in healthcare service preparation and delivery, quarantines and general concern and uncertainty. These negative impacts have caused significant volatility and declines in global financial markets, which have caused losses for Fund investors during and subsequent to period end. The impact of the COVID-19 pandemic may last for an extended period of time, and could result in a substantial economic downturn or recession. Public health crises may exacerbate other pre-existing political, social, economic, market and financial risks. The extent of the impact to the financial performance of the Funds' investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Stock Market Risk — Overall stock market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.

Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.

Large-Capitalization Risk — The Fund invests in large-capitalization companies. Such investments may go in and out of favor based on market and economic conditions and may underperform other market segments. Some large capitalization companies may be unable to respond quickly to new competitive challenges and attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. As such, returns on investments in stocks of large-capitalization companies could trail the returns on investments in stocks of small- and mid-capitalization companies.

7. Borrowing and Interfund Lending:

Line of Credit:

For the year ended December 31, 2020, the Victory Funds Complex participated in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2020 with a termination date of June 28, 2021. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. For the year ended December 31, 2020, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro- rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Effective June 29, 2020, under an amended Line of Credit agreement, Citibank will also receive an annual upfront fee of 0.10% on the $300 million committed line of credit. Each fund in the Victory Funds Complex will pay a pro-rata portion of the upfront fee. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the year ended December 31, 2020.

33

USAA Mutual Funds Trust	Notes to Financial Statements — continued December 31, 2020

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Fund, that is permitted to participate in the Facility, in the Victory Funds Complex relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period is reflected on the Statement of Operations under Income on Interfund lending.

The average borrowing or lending for the days outstanding and average interest rate for the Fund during the year ended December 31, 2020 were as follows (amounts in thousands):

Borrower or Lender	Amount Outstanding at December 31, 2020	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
Borrower	$—	$1,971	1	0.83%	$1,971

*  For the year ended December 31, 2020, based on the number of days borrowings were outstanding.

8. Federal Income Tax Information:

The Fund intends to distribute any net investment income quarterly. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

As of December 31, 2020, on the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows (amounts in thousands):

Total accumulated earnings/(loss)	Capital
$(10,916)	$10,916

34

USAA Mutual Funds Trust	Notes to Financial Statements — continued December 31, 2020

The tax character of distributions paid during the tax years ended as noted below, were as follows (total distributions paid may differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands).

Year Ended December 31, 2020				Year Ended December 31, 2019
Distributions paid from				Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Total Distributions Paid	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
$131,087	$175,355	$306,442	$306,442	$155,666	$243,729	$399,395	$399,395

As of December 31, 2020, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):

Accumulated Undistributed Long-Term Capital Gains	Accumulated Earnings	Unrealized Appreciation (Depreciation)*	Total Accumulated Earnings (Loss)
$48,977	$48,977	$6,017,973	$6,066,950

*  The difference between the book-basis and tax-basis of unrealized appreciation/depreciation is attributable to the tax deferral of losses on wash sales.

As of December 31, 2020, the Fund had no capital loss carryforwards for federal income tax purposes.

As of December 31, 2020, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):

Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$2,973,040	$6,045,297	$(27,324)	$6,017,973

35

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of USAA 500 Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of USAA 500 Index Fund (the "Fund") (one of the funds constituting USAA Mutual Funds Trust (the "Trust")), including the schedule of portfolio investments, as of December 31, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Victory Capital investment companies since 1995.

San Antonio, Texas
February 26, 2021

36

USAA Mutual Funds Trust	Supplemental Information December 31, 2020

  (Unaudited)

Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the state of Delaware. There are currently nine Trustees, eight of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and two of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 46 portfolios in the Trust. Each Trustee's address is 15935 La Cantera Pkwy, Building Two, San Antonio, TX, 78256. Pursuant to a policy adopted by the Board, the term of office for each Trustee shall be until the Independent Trustee reaches age 75 or an Interested Trustee reaches age 75. The Board may change or grant exceptions from this policy at any time without shareholder approval. A Trustee may resign or be removed by a vote of the other Trustees or the holders of a majority of the outstanding shares of the Trust at any time. Vacancies on the Board can be filled by the action of a majority of the Trustees, provided that after filling such vacancy at least two-thirds of the Trustees have been elected by the shareholders.

Name and Date of Birth	Position Held with the Trust	Year Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
Jefferson C. Boyce, Born September 1957	Lead Independent Trustee, and Vice Chairman	2013	Senior Managing Director, New York Life Investments, LLC (1992-2012)	Westhab, Inc.
John C. Walters, Born February 1962	Trustee	2019

Retired. Mr. Walters brings significant Board experience including active involvement with the board of a Fortune 500 company, and a proven record of leading large, complex financial organizations. He has a demonstrated record of success in distribution, manufacturing, investment brokerage, and investment management in both the retail and institutional investment businesses. He has substantial experience in the investment management business with a demonstrated ability to develop and drive strategy while managing operation, financial, and investment risk.

Guardian Variable Products Trust (16 series), Lead Independent Director; Amerilife Holdings LLC, Director; Stadion Money Management; Director; University of North Carolina (Chapel Hill), Member Board of Governors

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USAA Mutual Funds Trust	Supplemental Information — continued December 31, 2020

  (Unaudited)

Name and Date of Birth	Position Held with the Trust	Year Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Robert L. Mason, Ph.D., Born July 1946	Trustee	1997

Adjunct Professor in the Department of Management Science and Statistics in the College of Business at the University of Texas at San Antonio (since 2001); Institute Analyst, Southwest Research Institute (March 2002-January 2016)

				None
Dawn M. Hawley, Born February 1954	Trustee	2014

Manager of Finance, Menil Foundation, Inc. (May 2007-June 2011), which is a private foundation that oversees the assemblage of sculptures, prints, drawings, photographs, and rare books. Director of Financial Planning and Analysis and Chief Financial Officer, AIM Management Group, Inc. (October 1987-January 2006)

				None
Paul L. McNamara, Born July 1948	Trustee	2012	Director, Cantor Opportunistic Alternatives Fund, LLC (March 2010-February 2014) , which is a closed-end fund of funds by Cantor Fitzgerald Investment Advisors, LLC	None

38

USAA Mutual Funds Trust	Supplemental Information — continued December 31, 2020

  (Unaudited)

Name and Date of Birth	Position Held with the Trust	Year Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Richard Y. Newton III, Born January 1956	Trustee	2017

Director, Elta North America (01/18-present), which is a global leader in the design, manufacture, and support of innovative electronic systems in the ground, maritime, airborne, and security domains for the nation's warfighters, security personnel, and first responders; Managing Partner, Pioneer Partnership Development Group (December 2015-present)); Executive Director, The Union League Club of New York (June 2014-November 2015): Executive Vice President, Air Force Association (August 2012-May 2014); Lieutenant General, United States Air Force (January 2008-June 2012)

				None
Barbara B. Ostdiek, Ph.D., Born March 1964	Trustee	2008

Senior Associate Dean of Degree Programs at Jesse H. Jones Graduate School of Business at Rice University (since 2013); Associate Professor of Finance at Jessie H. Jones Graduate School of Business at Rice University (since 2001)

				None
Michael F. Reimherr, (a) Born August 1945	Trustee	2000	President of Reimherr Business Consulting (May 1995-December 2017); St. Mary's University Investment Committee overseeing University Endowment (since 2014)	None

(a)  Effective at the close of business on December 31, 2020, Michael F. Reimherr retired from the Board of Trustees.

39

USAA Mutual Funds Trust	Supplemental Information — continued December 31, 2020

  (Unaudited)

Name and Date of Birth	Position Held with the Trust	Year Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Interested Trustees.
David C. Brown, (b) Born May 1972	Trustee	2019

Chairman and Chief Executive Officer (since 2013), Victory Capital Management Inc.; Chairman and Chief Executive Officer, Victory Capital Holdings, Inc. (since 2013). Mr. Brown brings to the Board extensive business, finance and leadership skills gained and developed through years of experience in the financial services industry, including his tenure overseeing the strategic direction as CEO of Victory Capital. These skills, combined with Mr. Brown's extensive knowledge of the financial services industry and demonstrated success in the development and distribution of investment strategies and products, enable him to provide valuable insights to the Board and strategic direction for the Funds.

				Trustee, Victory Portfolios (42 series), Victory Portfolios II (26 series), Victory Variable Insurance Funds (9 series)

40

USAA Mutual Funds Trust	Supplemental Information — continued December 31, 2020

  (Unaudited)

Name and Date of Birth	Position Held with the Trust	Year Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Daniel S. McNamara, (b)(c) Born June 1966	Trustee and Chair of the Board of Trustees	2012

Trustee, President, and Vice Chairman of USAA ETF Trust (June 2017-June 2019); President of Financial Advice & Solutions Group (FASG), USAA (since 2013); Director, Investment Management Company (IMCO) (September 2009-April 2014); President, Asset Management Company (AMCO) (August, 2011-April 2013); Senior Vice President of USAA Financial Planning Services Insurance Agency, Inc. (FPS) (since 2011); Director of USAA IMCO (since 2009); Chairman of Board of IMCO (since 2013); Director of AMCO (August 2011-June 2019); President and Director of USAA Shareholder Account Services (SAS) (October 2009-June 2019); Director and Vice Chairman of FPS (since 2013); President and Director of USAA Investment Corporation (ICORP) (since 2010); Chairman of Board of ICORP (since 2013); Director of USAA Financial Advisors, Inc. (FAI) (since 2013); Chairman of Board of FAI (since 2015). Mr. McNamara brings to the Board extensive experience in the financial services industry, including experience as an officer of the Trust.

				None

(b)  Mr. Dan McNamara, the Chairman of the Board, is deemed an "interested person" due to his previous position as Director of AMCO, the former investment adviser of the Funds. Mr. Brown is deemed an "interested person" due to his position as Chief Executive Officer of Victory Capital, investment adviser to the Funds.

(c)  Effective at the close of business on December 31, 2020, Jefferson C. Boyce will replace Dan McNamara as Chair of the Board and will assume the title of Independent Chair.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, on the SEC's website at www.sec.gov and/or by calling (800)-539-3863.

41

USAA Mutual Funds Trust	Supplemental Information — continued December 31, 2020

  (Unaudited)

Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 15935 La Cantera Pkwy, Building Two, San Antonio, TX, 78256. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Date of Birth	Position with the Trust	Year Commenced Service	Principal Occupation During Past 5 Years

Interested Officers.

Christopher K. Dyer, Born February 1962	President	2019	Director of Fund Administration, Victory Capital (2004-present)
Scott A Stahorsky, Born July 1969	Vice President	2019	Manager, Fund Administration, Victory Capital (since 2015)
James K. De Vries, Born April 1969	Treasurer, Principal Financial Officer	2018

Executive Director, Victory Capital Management Inc. (since 2019); Treasurer, USAA ETF Trust (September 2018-June 2019); Executive Director, Investment and Financial Administration, USAA (April 2012-June 2019); Assistant Treasurer, USAA ETF Trust (June 2017-September 2018); Assistant Treasurer, USAA Mutual Funds Trust (December 2013-February 2018)

Allan Shaer, Born March 1965	Assistant Treasurer	2019	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc. (since 2016); Vice President, Mutual Fund Administration, JP Morgan Chase (2011-2016)
Carol D. Trevino, Born October 1965	Assistant Treasurer	2018

Director, Accounting and Finance, Victory Capital Management Inc. (since 2019); Accounting/Financial Director, USAA (December 2013-June 2019); Assistant Treasurer, USAA ETF Trust (September 2018-June 2019)

Erin G. Wagner, Born February 1974	Secretary	2019	Deputy General Counsel, the Adviser (since 2013)
Charles Booth, Born April 1960	Anti-Money Laundering Compliance Officer and Identity Theft Officer	2019	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc. (2007-present)
Amy Campos, Born July 1976	Chief Compliance Officer	2019

Chief Compliance Officer, USAA Mutual Funds Trust (since 2019); Executive Director, Deputy Chief Compliance Officer, USAA Mutual Funds Trust and USAA ETF Trust (July 2017-June 2019); Compliance Director, USAA Mutual Funds Trust (2014-July 2017)

42

USAA Mutual Funds Trust	Supplemental Information — continued December 31, 2020

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including account maintenance fees, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2020 through December 31, 2020.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/20	Actual Ending Account Value 12/31/20	Hypothetical Ending Account Value 12/31/20	Actual Expenses Paid During Period 7/1/20- 12/31/20*	Hypothetical Expenses Paid During Period 7/1/20- 12/31/20*	Annualized Expense Ratio During Period 7/1/20- 12/31/20
Member Shares	$1,000.00	$1,233.20	$1,023.88	$1.40	$1.27	0.25%
Reward Shares	1,000.00	1,233.90	1,024.38	0.84	0.76	0.15

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/366 (the number of days in most recent fiscal half-year divided by the number of days in the fiscal year).

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USAA Mutual Funds Trust	Supplemental Information — continued December 31, 2020

  (Unaudited)

Additional Federal Income Tax Information

The following federal tax information related to the Fund's fiscal year ended December 31, 2020, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2021.

With respect to distributions paid, the Fund designates the following amounts (or, if subsequently determined to be different, the maximum amount allowable) for the fiscal year ended December 31, 2020 (amounts in thousands):

Dividend Received Deduction (corporate shareholders)*	Qualified Dividend Income (non-corporate shareholders)*	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions(a)
99.05%	98.99%	$8,830	$185,872

*  Presented as a percentage of net investment income and excludes short-term capital gain distributions paid, if any. All or a portion of these amounts may be exempt from taxation at the state level.

(a)  Pursuant to Section 852 of the Internal Revenue Code.

44

USAA Mutual Funds Trust	Supplemental Information — continued December 31, 2020

Considerations of the Board in Continuing the Investment Advisory Agreement

USAA 500 Index Fund (the "Fund")

At a meeting of the Board of Trustees (the "Board") held on December 10-11, 2020, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the "Independent Trustees"), approved for an annual period the continuance of the Investment Advisory Agreement (the "Advisory Agreement") between the Trust and Victory Capital Management Inc. (the "Adviser") with respect to the Fund. Prior to the December 10-11, 2020 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 19, 2020.

In advance of the foregoing meetings, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Adviser's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees ("Independent Counsel") and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

Advisory Agreement

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

Nature, Extent, and Quality of Services — In considering the nature, extent, and quality of the services provided by the Adviser under the Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board also took into account its knowledge of the Adviser's management and the quality of the performance of the Adviser's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Adviser and its affiliates provide administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund's compliance programs, (ii) risk management programs, (iii) liquidity risk management programs, and (iv) cybersecurity

45

USAA Mutual Funds Trust	Supplemental Information — continued December 31, 2020

programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.

The Board considered the Adviser's management style and the performance of the Adviser's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Adviser's process for monitoring "best execution," also was considered. The Adviser's role in coordinating the activities of the Fund's other service providers was also considered. The Board also considered the Adviser's risk management processes. The Board considered the Adviser's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the Adviser's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Adviser's compliance and administrative staff.

Expenses and Performance — In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the "expense group") and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate — which includes advisory and administrative services as well as any fee waivers and reimbursements — was above the median of its expense group and below the median of its expense universe for Member Shares and below the median of its expense group and expense universe for Reward Shares. The data indicated that the Fund's total expenses, including after any reimbursements, were below the median of its expense group and its expense universe for Member Shares and Reward Shares. The Board also took into account the Adviser's current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates, and noted the high quality of services received by the Fund. The Board also noted the high level of correlation between the S&P 500 Index and the Fund and the relatively low tracking error between the Fund and the S&P 500 Index, and noted that it reviews such information on a periodic basis.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total returns relative to its Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the performance of the Fund's Member Shares and Reward Shares was above the average of its performance universe and its Lipper index for the one-, three-, five- and ten-year periods ended September 30, 2020.

Compensation and Profitability — The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Adviser reimbursed or waived a portion of its management fees to the Fund. The Trustees reviewed the profitability of the Adviser's relationship with the Fund before tax expenses. The Board was also provided

46

USAA Mutual Funds Trust	Supplemental Information — continued December 31, 2020

with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.

Economies of Scale — The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board also considered the fee waiver and expense reimbursement arrangements by the Adviser. The Board took into account management's discussion of the Fund's current advisory fee structure. The Board also considered the effect of the change in size, if any, of each of the Fund's classes on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board determined that the current investment management fee structure was reasonable.

Conclusions — The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices and in view of the Fund's investment objective of tracking its designated index; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser's and its affiliates' level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Adviser and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

47

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

29237-0221

DECEMBER 31, 2020

Annual Report

USAA Global Managed Volatility Fund

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396 or by submitting your request via email to TA.Processing@FISGlobal.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396 or by submitting your request via email to TA.Processing@FISGlobal.com.

Your election to receive reports in paper will apply to all funds held with the USAA Mutual Funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member of FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA Mutual Funds Trust

Shareholder Letter (Unaudited)	2
Managers' Commentary (Unaudited)	4
Investment Overview (Unaudited)	6
Investment Objective & Portfolio Holdings (Unaudited)	7
Schedule of Portfolio Investments	8
Financial Statements
Statement of Assets and Liabilities	23
Statement of Operations	24
Statements of Changes in Net Assets	25
Financial Highlights	26
Notes to Financial Statements	28
Report of Independent Registered Public Accounting Firm	39
Supplemental Information (Unaudited)	40
Trustees' and Officers' Information	40
Proxy Voting and Portfolio Holdings Information	46
Expense Examples	46
Additional Federal Income Tax Information	47
Advisory Contract Agreement	48
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

1

(Unaudited)

Dear Shareholder,

When we look back on 2020, we will undoubtedly remember it as an extraordinary year. A year ago, no one could have imagined the unusual events that would challenge us personally, professionally, and collectively as a nation. But in retrospect, the trajectory of financial markets over the past year was nothing short of extraordinary.

The year began with rudimentary worries, such as economic growth rates, trade deals, and interest rates. But a novel coronavirus ("COVID-19") and the subsequent worldwide spread of COVID-19 became an unprecedented event. To combat the pandemic, governments everywhere issued austere shelter-in-place orders, and the global economy slowed markedly. Equity markets sold off sharply in March and April, and second quarter domestic GDP contracted by an alarming annual rate of 31.4%, according to the U.S. Department of Commerce.

It's no surprise that so many investors flocked to the perceived safety of U.S. Treasurys. Meanwhile, liquidity evaporated (for a short spell) in many other segments of the fixed-income market, including higher-yielding credits and municipal bonds. The outlook was tenuous, and credit spreads widened while prices declined for most securities perceived to be higher risk.

A response, however, came swiftly. The U.S. Federal Reserve (the "Fed") and other monetary authorities worldwide leapt into action—cutting interest rates, (re)starting quantitative easing and, in the case of the Fed, launching an array of programs to provide liquidity to stabilize fixed-income markets. The U.S. government also stepped up to provide fiscal stimulus in the form of the Coronavirus Aid, Relief, and Economic Security Act (CARES Act).

It was impressive how quickly those actions helped end the stock market's free fall and restore order across much of the fixed-income universe. The rebound was almost as robust as the drawdown, and third quarter GDP (the most recent finalized data available) grew at a 33.4% annualized rate, according to the U.S. Department of Commerce.

Late in the year, markets were alternately fueled and roiled by a contentious election season, growing optimism for an effective vaccine, and a fluid debate regarding the need for additional fiscal stimulus. Ultimately, stocks were propelled higher in the fourth quarter when it became clear that Congress would provide another dose of fiscal stimulus in the form of direct payments, more unemployment insurance, and additional aid to businesses.

Through all the unprecedented events and extreme volatility, the S&P 500® Index registered an impressive annual return of 18.40% for the 12-month period ended December 31, 2020. Meanwhile, the yield on 10-year U.S. Treasurys declined 95 basis points over the same period, reflecting both the Fed's interest rate cuts and its pledge to keep rates low for longer. The yield on 10-Year U.S. Treasurys was 0.93% as of December 31, 2020.

While markets endured and performed admirably during 2020, perhaps the key takeaway is that the unexpected can and will happen. That's why it's important to remain focused on your long-term investment goals and avoid making emotional decisions.

2

On the following pages, you will find information relating to your USAA Mutual Funds, brought to you by Victory Capital. If you have any questions, we encourage you to contact our Member Service Representatives. Call (800) 235-8396, or visit our website at www.vcm.com.

My colleagues and I sincerely appreciate the confidence you have placed in the USAA Mutual Funds, and we value the opportunity to help meet your investment goals.

Christopher K. Dyer, CFA

President,
USAA Mutual Funds

3

USAA Mutual Funds Trust

USAA Global Managed Volatility Fund

Manager's Commentary

(Unaudited)

Victory Solutions

Mannik Dhillon, CFA, CAIA
Wasif A. Latif
Lance Humphrey, CFA

•  What were the market conditions over the reporting period?

In an unprecedented 2020, investors witnessed a tale of two markets.

2020 started strong, with the positive market momentum carrying over from 2019. By the end of February, however, there was a historic global financial market panic selloff as the spread of COVID-19 caused a sharp decline in expectations for economic growth and corporate earnings.

The U.S. Federal Reserve (the "Fed") quickly stepped into the market panic and provided an armada of liquidity programs, such as quantitative easing, which resulted in a rebound in investor confidence. This return of confidence led an equally remarkable rally through the rest of the year, despite some periods of fear and concerns around a resurgence of the virus. The remainder of the year brought a dramatic reversal from the difficult environment that characterized the first three months. While COVID-19 cases continued to rise, particularly in the final two weeks of June, investors grew increasingly confident that the economy would be able to recover from its sharp downturn led by a series of better-than-expected economic reports coupled with the aggressive response by the Fed. In addition to reiterating its commitment to keep short-term interest rates near zero for an extended period, the Fed announced the direct purchase of both individual bonds and exchange-traded bond funds.

Despite ongoing uncertainty regarding the economic outlook, investors continued to display a robust appetite for risk. The near-zero interest rate policy of the Fed, together with the ultra-low rates in place in other major world economies, as well as greater appetite for fiscal spending, was a key catalyst for market performance.

Investors' appetite for risk improved considerably in early November, when the approval of vaccines for COVID-19 raised expectations that the world economy could gradually return to normal in 2021. The conclusion of the U.S. elections, which removed a source of uncertainty that had depressed performance in September and October, was an additional tailwind. The markets were also aided by continued indications that the Fed and other central banks would maintain their highly accommodative policies indefinitely, not least an agreement on a new round of U.S. fiscal stimulus further cheered investors in late December. Together, these developments outweighed negative headlines surrounding renewed lockdowns and the persistence of COVID-19.

As the dust settled on a tumultuous and historic year, global financial markets reflected the optimism of a reflating global economic environment in a post-pandemic future. All the major global equity market indexes had posted strong returns, with bonds following

4

USAA Mutual Funds Trust

USAA Global Managed Volatility Fund (continued)

Manager's Commentary (continued)

suit. In the United States, large-cap value stocks had a very strong rebound in the fourth quarter in anticipation of economic reflation. However, those returns were still dwarfed by the enormous annual returns posted by large-cap growth stocks, led by the technology and consumer discretionary 'stay-at-home' stocks.

•  How did the USAA Global Managed Volatility Fund (the "Fund") perform during the reporting period?

The Fund has two share classes: Fund Shares and Institutional Shares. For the reporting period ended December 31, 2020, the Fund Shares and Institutional Shares had total returns of 6.25% and 6.44%, respectively. This compares to total returns of 16.25% for the MSCI All-Country World Index and 12.10% for the Global Managed Volatility Composite Index.

•  What strategies did you employ during the reporting period?

The Fund seeks to provide diversified exposure to global equities through investments in individual stocks and exchange-traded funds. We strive to construct a portfolio that can participate in equities' longer-term performance while also managing the risk of large market downturns.

The Fund performed as expected in 2020, posting very strong absolute returns, but lagging the even stronger return of global stocks. The Fund's risk-conscious approach of emphasizing quality, value, and lower volatility stocks within each region and sector were a drag on its relative performance given the strength of the market in the year. During the market volatility in the beginning of the year, our emphasis on risk management added value amid the downturn in stock prices. However, the overall sentiment of the year was risk-on, and the Fund historically lags in such an environment.

Our emphasis on companies with attractive valuations and improving fundamentals put the portfolio somewhat out of step with the stronger showing for momentum-driven stocks that rallied after equity markets made their lows in March. In addition, our value-oriented posture prevented us from fully participating in the strong returns for the growth style in that time.

The Fund's hedging strategy, which is designed to help cushion the impact of large stock market selloffs, behaved as designed during the drawdown at the beginning of the year and provided a modest tailwind for return in 2020. The Fund established its hedges by using derivatives; specifically, options on the S&P 500® Index.

Thank you for allowing us to assist you with your investment needs.

5

USAA Mutual Funds Trust

USAA Global Managed Volatility Fund

Investment Overview

(Unaudited)

Average Annual Total Returns

Year Ended December 31, 2020

	Fund Shares	Institutional Shares
INCEPTION DATE	7/12/13	7/31/08
	Net Asset Value	Net Asset Value	MSCI All-Country World Index1+	Global Managed Volatility Composite Index[2]
One Year	6.25%	6.44%	16.25%	12.10%
Five Year	8.70%	8.90%	12.26%	9.06%
Ten Year	NA	5.70%	NA	NA
Since Inception	5.89%	NA	9.83%	7.11%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.

+The since inception performance of the MSCI All-Country World Index and Global Managed Volatility Composite Index are calculated from July 12, 2013 through December 31, 2020.

USAA Global Managed Volatility Fund — Growth of $10,000

1The unmanaged MSCI All-Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. This index does not include the effect of expenses or taxes, is not a representative of the Fund and it is not possible to invest directly in an index.

2The Global Managed Volatility Composite Index is a combination of unmanaged indexes representing the Fund's model allocation, and consists of the MSCI All-Country World Index (70%) and the Bloomberg Barclays U.S. Treasury – Bills (1-3M) (30%). This index does not include the effect of expenses or taxes, is not a representative of the Fund and it is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment in the Fund.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*The performance of the MSCI All-Country World Index and the Global Managed Volatility Composite Index are calculated from the end of the month, July 31, 2013, while the inception date of the USAA Global Managed Volatility Fund Shares is July 12, 2013. There may be a slight variation of performance numbers because of this difference.

Past performance is not indicative of future results.

6

USAA Mutual Funds Trust USAA Global Managed Volatility Fund	December 31, 2020

  (Unaudited)

Investment Objective & Portfolio Holdings:

The Fund's investment objective seeks to attain long-term capital appreciation while attempting to reduce volatility during unfavorable market conditions.

Asset Allocation*:

December 31, 2020

(% of Net Assets)

* Does not include purchased options, written options, futures, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

7

USAA Mutual Funds Trust USAA Global Managed Volatility Fund	Schedule of Portfolio Investments December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Common Stocks (96.5%)
Australia (1.1%):
Consumer Staples (0.6%):
Coles Group Ltd.	44,693	$624
Wesfarmers Ltd.	77,339	3,006
Woolworths Group Ltd.	27,069	820
		4,450
Materials (0.5%):
BHP Group Ltd.	120,659	3,942
		3,942
		8,392
Belgium (0.2%):
Financials (0.1%):
KBC Group NV (a)	9,843	689
Health Care (0.1%):
UCB SA	4,318	446
		1,135
Bermuda (0.0%): (b)
Financials (0.0%):
Everest Re Group Ltd.	1,571	368
Brazil (0.5%):
Consumer Staples (0.1%):
Ambev SA	371,700	1,124
Financials (0.1%):
Itau Unibanco Holding SA Preference Shares	109,100	668
Industrials (0.1%):
WEG SA	32,400	473
Materials (0.2%):
Vale SA	81,300	1,368
		3,633
Canada (1.9%):
Consumer Discretionary (0.2%):
Dollarama, Inc.	23,291	949
Magna International, Inc.	9,844	697
		1,646
Consumer Staples (0.1%):
Alimentation Couche-Tard, Inc. Class B	20,358	694
Financials (0.9%):
Royal Bank of Canada	17,672	1,452
Sun Life Financial, Inc.	21,613	961
The Toronto-Dominion Bank	73,356	4,146
		6,559

See notes to financial statements.

8

USAA Mutual Funds Trust USAA Global Managed Volatility Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Industrials (0.2%):
Canadian National Railway Co.	16,645	$1,830
Information Technology (0.5%):
CGI, Inc. (a)	18,153	1,441
Constellation Software, Inc.	1,527	1,983
Topicus.com, Inc. (a)(c)	1,945	7
		3,431
		14,160
China (4.6%):
Communication Services (1.2%):
NetEase, Inc., ADR	33,430	3,202
Tencent Holdings Ltd.	74,800	5,382
		8,584
Consumer Discretionary (1.7%):
Alibaba Group Holding Ltd., ADR (a)	17,147	3,991
ANTA Sports Products Ltd.	127,000	2,015
Li Ning Co. Ltd.	80,500	554
New Oriental Education & Technology Group, Inc., ADR (a)	16,047	2,982
Shenzhou International Group Holdings Ltd.	64,300	1,260
Yum China Holdings, Inc.	31,363	1,790
		12,592
Financials (1.5%):
China Construction Bank Corp. Class H	1,312,000	990
China Life Insurance Co. Ltd. Class H	875,000	1,926
China Merchants Bank Co. Ltd. Class H	145,500	920
China Pacific Insurance Group Co. Ltd. Class H	223,600	874
Industrial & Commercial Bank of China Ltd. Class H	2,023,000	1,300
Ping An Insurance Group Co. of China Ltd.	416,500	5,069
		11,079
Industrials (0.0%): (b)
Country Garden Services Holdings Co. Ltd.	53,000	359
Materials (0.0%): (b)
Anhui Conch Cement Co. Ltd. Class H	48,500	304
Utilities (0.2%):
ENN Energy Holdings Ltd.	86,200	1,266
		1,266
		34,184
Denmark (1.5%):
Consumer Staples (0.3%):
Carlsberg A/S Class B	11,759	1,885
		1,885
Health Care (0.9%):
Coloplast A/S Class B	9,243	1,414
GN Store Nord A/S	5,044	402

See notes to financial statements.

9

USAA Mutual Funds Trust USAA Global Managed Volatility Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Novo Nordisk A/S Class B	69,659	$4,860
		6,676
Industrials (0.2%):
Vestas Wind Systems A/S	5,403	1,277
Materials (0.1%):
Novozymes A/S B Shares	16,017	913
		10,751
Finland (0.9%):
Energy (0.4%):
Neste Oyj	37,508	2,723
Industrials (0.4%):
Kone Oyj Class B	38,059	3,101
Materials (0.1%):
Stora Enso Oyj Class R	18,315	351
UPM-Kymmene Oyj	18,225	679
		1,030
		6,854
France (3.2%):
Consumer Discretionary (1.0%):
Hermes International	2,026	2,178
Kering SA	1,638	1,189
LVMH Moet Hennessy Louis Vuitton SE	6,552	4,101
		7,468
Consumer Staples (0.4%):
L'Oreal SA	7,315	2,791
Energy (0.4%):
TOTAL SE	72,902	3,146
Financials (0.1%):
Credit Agricole SA	32,582	412
Industrials (0.6%):
Cie de Saint-Gobain (a)	14,529	668
Schneider Electric SE	26,971	3,898
		4,566
Information Technology (0.4%):
Capgemini SE	18,956	2,948
Materials (0.2%):
Air Liquide SA	6,351	1,041
Utilities (0.1%):
Electricite de France SA (a)	24,457	387
Veolia Environnement SA	17,101	421
		808
		23,180

See notes to financial statements.

10

USAA Mutual Funds Trust USAA Global Managed Volatility Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Germany (0.5%):
Consumer Discretionary (0.2%):
adidas AG (a)	4,651	$1,692
Industrials (0.2%):
Brenntag AG	6,087	473
Knorr-Bremse AG	5,744	785
		1,258
Utilities (0.1%):
RWE AG	25,311	1,070
		4,020
Hong Kong (1.3%):
Communication Services (0.4%):
China Mobile Ltd.	469,000	2,674
Consumer Discretionary (0.3%):
Galaxy Entertainment Group Ltd.	174,000	1,354
Techtronic Industries Co. Ltd.	36,000	515
		1,869
Financials (0.6%):
Hong Kong Exchanges and Clearing Ltd.	86,800	4,761
		9,304
India (0.3%):
Information Technology (0.3%):
HCL Technologies Ltd.	26,539	345
Infosys Ltd.	88,482	1,517
		1,862
Indonesia (0.5%):
Communication Services (0.1%):
PT Telkom Indonesia Persero Tbk	3,939,800	929
Financials (0.4%):
PT Bank Central Asia Tbk	793,200	1,914
PT Bank Rakyat Indonesia Persero Tbk	2,013,900	599
		2,513
		3,442
Ireland (1.3%):
Health Care (0.0%): (b)
Jazz Pharmaceuticals PLC (a)	2,185	361
Industrials (0.5%):
Eaton Corp. PLC	15,396	1,850
Experian PLC	18,907	718
Trane Technologies PLC	7,822	1,135
		3,703

See notes to financial statements.

11

USAA Mutual Funds Trust USAA Global Managed Volatility Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Information Technology (0.8%):
Accenture PLC Class A	8,637	$2,256
Seagate Technology PLC	54,252	3,372
		5,628
		9,692
Israel (0.2%):
Information Technology (0.2%):
Check Point Software Technologies Ltd. (a)	8,835	1,174
Italy (0.3%):
Financials (0.2%):
Assicurazioni Generali SpA	86,447	1,513
Utilities (0.1%):
Enel SpA	89,617	912
		2,425
Japan (6.3%):
Communication Services (1.3%):
KDDI Corp.	103,900	3,081
Nintendo Co. Ltd.	3,000	1,926
Nippon Telegraph & Telephone Corp.	83,200	2,135
Softbank Corp.	221,200	2,777
		9,919
Consumer Discretionary (1.2%):
Bridgestone Corp.	43,300	1,420
Fast Retailing Co. Ltd.	2,200	1,973
Nitori Holdings Co. Ltd.	6,200	1,297
Sekisui House Ltd.	19,200	391
Sony Corp.	30,300	3,054
Suzuki Motor Corp.	12,000	556
		8,691
Consumer Staples (0.5%):
Japan Tobacco, Inc.	93,700	1,911
Kao Corp.	28,900	2,233
		4,144
Financials (0.1%):
MS&AD Insurance Group Holdings, Inc.	13,900	423
Tokio Marine Holdings, Inc.	11,000	567
		990
Health Care (0.7%):
Astellas Pharma, Inc.	167,900	2,600
Hoya Corp.	15,300	2,119
Shionogi & Co. Ltd.	4,900	268
		4,987

See notes to financial statements.

12

USAA Mutual Funds Trust USAA Global Managed Volatility Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Industrials (1.2%):
Daikin Industries Ltd.	10,900	$2,425
ITOCHU Corp.	88,700	2,552
Recruit Holdings Co. Ltd.	70,800	2,974
Secom Co. Ltd.	6,000	554
SG Holdings Co. Ltd.	12,500	341
		8,846
Information Technology (1.0%):
FUJIFILM Holdings Corp.	12,500	660
Hitachi Ltd.	82,900	3,272
Nomura Research Institute Ltd.	8,900	318
Tokyo Electron Ltd.	7,700	2,877
		7,127
Materials (0.3%):
Nitto Denko Corp.	4,700	421
Shin-Etsu Chemical Co. Ltd.	8,700	1,527
		1,948
		46,652
Korea, Republic Of (1.8%):
Communication Services (0.1%):
NCSoft Corp.	639	549
Financials (0.1%):
Shinhan Financial Group Co. Ltd.	16,120	478
Information Technology (1.6%):
Samsung Electronics Co. Ltd.	114,380	8,542
SK Hynix, Inc.	33,748	3,687
		12,229
		13,256
Macau (0.1%):
Consumer Discretionary (0.1%):
Sands China Ltd.	191,600	837
Malaysia (0.2%):
Financials (0.2%):
Public Bank Bhd	239,300	1,228
Health Care (0.0%): (b)
Top Glove Corp. Bhd	179,600	274
		1,502
Mexico (0.8%):
Communication Services (0.3%):
America Movil SAB de CV Class L	2,923,848	2,129
Consumer Staples (0.3%):
Wal-Mart de Mexico SAB de CV	612,960	1,725

See notes to financial statements.

13

USAA Mutual Funds Trust USAA Global Managed Volatility Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Financials (0.2%):
Grupo Financiero Banorte SAB de CV Class O (a)	306,524	$1,694
		5,548
Netherlands (1.9%):
Consumer Discretionary (0.2%):
Fiat Chrysler Automobiles NV (a)	85,934	1,552
Consumer Staples (0.7%):
Heineken NV	20,452	2,276
Koninklijke Ahold Delhaize NV	116,562	3,288
		5,564
Industrials (0.4%):
Wolters Kluwer NV	31,618	2,664
Information Technology (0.1%):
NXP Semiconductors NV	2,664	424
Materials (0.5%):
LyondellBasell Industries NV Class A	37,363	3,425
		13,629
New Zealand (0.1%):
Health Care (0.1%):
Fisher & Paykel Healthcare Corp. Ltd.	15,637	371
Norway (0.1%):
Communication Services (0.1%):
Telenor ASA	27,374	465
Russian Federation (1.5%):
Energy (0.6%):
LUKOIL PJSC	47,760	3,337
Tatneft PJSC	166,243	1,162
		4,499
Financials (0.6%):
Sberbank of Russia PJSC	1,089,400	4,009
Materials (0.3%):
MMC Norilsk Nickel PJSC	7,285	2,343
		2,343
		10,851
Singapore (0.1%):
Financials (0.1%):
DBS Group Holdings Ltd.	54,200	1,027
South Africa (0.1%):
Financials (0.1%):
Standard Bank Group Ltd.	42,750	371

See notes to financial statements.

14

USAA Mutual Funds Trust USAA Global Managed Volatility Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Spain (0.6%):
Communication Services (0.2%):
Telefonica SA	491,795	$1,956
Consumer Discretionary (0.4%):
Industria de Diseno Textil SA	87,082	2,764
		4,720
Sweden (0.9%):
Consumer Discretionary (0.2%):
Evolution Gaming Group AB (d)	5,002	503
Hennes & Mauritz AB Class B (a)	64,859	1,362
		1,865
Consumer Staples (0.1%):
Swedish Match AB	6,381	497
Financials (0.1%):
Kinnevik AB Class B	9,517	478
Svenska Handelsbanken AB Class A (a)	58,165	587
		1,065
Industrials (0.5%):
Atlas Copco AB Class A	23,116	1,188
Sandvik AB (a)	40,434	998
Volvo AB Class B	55,902	1,324
		3,510
		6,937
Switzerland (3.7%):
Communication Services (0.0%): (b)
Swisscom AG Registered Shares	870	469
Consumer Staples (1.0%):
Nestle SA Registered Shares	60,089	7,106
Financials (0.4%):
Partners Group Holding AG	1,493	1,755
Zurich Insurance Group AG	2,902	1,223
		2,978
Health Care (1.5%):
Novartis AG Registered Shares	60,341	5,683
Roche Holding AG	12,609	4,393
Straumann Holding AG Class R	818	959
		11,035
Industrials (0.4%):
Geberit AG Registered Shares	2,910	1,822
SGS SA Registered Shares	475	1,433
		3,255

See notes to financial statements.

15

USAA Mutual Funds Trust USAA Global Managed Volatility Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Information Technology (0.2%):
Logitech International SA Class R	6,488	$630
TE Connectivity Ltd.	6,320	765
		1,395
Materials (0.2%):
Sika AG Registered Shares	4,812	1,312
		27,550
Taiwan (1.4%):
Consumer Staples (0.1%):
Uni-President Enterprises Corp.	177,000	426
Financials (0.1%):
CTBC Financial Holding Co. Ltd.	589,000	413
Mega Financial Holding Co. Ltd.	418,000	444
		857
Information Technology (1.2%):
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	62,736	6,840
Taiwan Semiconductor Manufacturing Co. Ltd.	113,000	2,138
		8,978
		10,261
Thailand (0.3%):
Consumer Staples (0.1%):
CP ALL PCL	462,600	899
Energy (0.2%):
PTT PCL	887,500	1,260
		2,159
United Kingdom (3.9%):
Communication Services (0.1%):
WPP PLC	38,599	418
Consumer Discretionary (0.5%):
Aptiv PLC	2,755	359
Compass Group PLC	115,055	2,146
Intercontinental Hotels Group PLC (a)	13,656	885
Persimmon PLC	12,569	474
		3,864
Consumer Staples (1.0%):
Diageo PLC	40,128	1,588
Imperial Brands PLC	105,588	2,214
Unilever PLC	16,169	979
Unilever PLC	43,057	2,582
		7,363
Energy (0.3%):
Royal Dutch Shell PLC Class A	123,904	2,173

See notes to financial statements.

16

USAA Mutual Funds Trust USAA Global Managed Volatility Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Health Care (0.5%):
AstraZeneca PLC	6,749	$673
GlaxoSmithKline PLC	148,765	2,722
		3,395
Industrials (1.1%):
Bunzl PLC	13,273	443
Ferguson PLC	26,448	3,213
Intertek Group PLC	12,705	981
RELX PLC	136,409	3,337
		7,974
Materials (0.4%):
Rio Tinto PLC	39,535	2,975
Utilities (0.0%): (b)
National Grid PLC	30,196	357
		28,519
United States (54.4%):
Communication Services (5.1%):
Alphabet, Inc. Class C (a)	7,741	13,561
Charter Communications, Inc. Class A (a)	1,333	882
Comcast Corp. Class A	30,189	1,582
Electronic Arts, Inc.	4,505	647
Facebook, Inc. Class A (a)	38,341	10,473
Match Group, Inc. (a)	14,919	2,256
Omnicom Group, Inc.	21,479	1,340
Sirius XM Holdings, Inc. (e)	621,373	3,958
Take-Two Interactive Software, Inc. (a)	7,817	1,624
Verizon Communications, Inc.	24,140	1,418
		37,741
Consumer Discretionary (7.5%):
Amazon.com, Inc. (a)	3,158	10,285
AutoZone, Inc. (a)	2,955	3,503
Best Buy Co., Inc.	8,797	878
Booking Holdings, Inc. (a)	724	1,613
Dollar General Corp.	13,852	2,913
Domino's Pizza, Inc.	6,126	2,349
eBay, Inc.	37,735	1,896
Lowe's Cos., Inc.	13,674	2,195
McDonald's Corp.	17,514	3,758
NIKE, Inc. Class B	18,554	2,625
NVR, Inc. (a)	132	539
O'Reilly Automotive, Inc. (a)	3,540	1,602
PulteGroup, Inc.	10,591	457
Starbucks Corp.	45,862	4,906
Target Corp.	24,758	4,370
The Home Depot, Inc.	24,242	6,439

See notes to financial statements.

17

USAA Mutual Funds Trust USAA Global Managed Volatility Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Tractor Supply Co.	8,476	$1,192
Yum! Brands, Inc.	33,375	3,623
		55,143
Consumer Staples (6.3%):
Altria Group, Inc.	20,689	848
Colgate-Palmolive Co.	58,300	4,985
Costco Wholesale Corp.	6,596	2,485
General Mills, Inc.	15,389	905
Kimberly-Clark Corp.	42,049	5,669
PepsiCo, Inc.	41,292	6,124
Philip Morris International, Inc.	48,831	4,043
Sysco Corp.	20,928	1,554
The Clorox Co.	19,344	3,906
The Hershey Co.	30,030	4,574
The Kroger Co.	50,454	1,602
The Procter & Gamble Co.	32,072	4,463
Walmart, Inc.	36,514	5,264
		46,422
Energy (0.8%):
Cabot Oil & Gas Corp.	87,688	1,427
Chevron Corp.	6,804	575
ConocoPhillips	38,775	1,551
EOG Resources, Inc.	13,113	654
Phillips 66	11,168	781
Valero Energy Corp.	11,469	649
		5,637
Financials (4.7%):
Aflac, Inc.	19,677	875
Ameriprise Financial, Inc.	4,654	904
Bank of America Corp.	39,436	1,195
FactSet Research Systems, Inc.	7,859	2,613
MarketAxess Holdings, Inc.	3,274	1,868
MSCI, Inc.	8,944	3,994
Regions Financial Corp.	36,424	587
S&P Global, Inc.	11,330	3,725
SEI Investments Co.	41,828	2,404
SVB Financial Group (a)	2,034	789
Synchrony Financial	150,218	5,214
T. Rowe Price Group, Inc.	30,672	4,643
The Allstate Corp.	11,611	1,276
The PNC Financial Services Group, Inc.	6,482	966
The Progressive Corp.	34,329	3,395
		34,448
Health Care (6.4%):
AbbVie, Inc.	12,437	1,333
Align Technology, Inc. (a)	1,751	936
AmerisourceBergen Corp.	5,560	544
Amgen, Inc.	25,377	5,835

See notes to financial statements.

18

USAA Mutual Funds Trust USAA Global Managed Volatility Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Biogen, Inc. (a)	11,757	$2,879
Bristol-Myers Squibb Co.	13,253	822
Cardinal Health, Inc.	11,391	610
Cerner Corp.	7,345	576
Eli Lilly & Co.	22,498	3,799
Gilead Sciences, Inc.	24,455	1,425
Humana, Inc.	1,656	679
IDEXX Laboratories, Inc. (a)	3,339	1,669
Johnson & Johnson	50,175	7,896
McKesson Corp.	6,039	1,050
Merck & Co., Inc.	49,791	4,073
Quest Diagnostics, Inc.	5,119	610
Regeneron Pharmaceuticals, Inc. (a)	1,761	851
Thermo Fisher Scientific, Inc.	2,974	1,385
UnitedHealth Group, Inc.	15,424	5,409
Universal Health Services, Inc. Class B	2,898	398
Waters Corp. (a)	12,061	2,984
Zoetis, Inc.	6,515	1,078
		46,841
Industrials (5.5%):
3M Co.	22,203	3,881
C.H. Robinson Worldwide, Inc.	16,008	1,503
Carrier Global Corp.	16,387	618
Cummins, Inc.	9,546	2,168
Dover Corp.	5,454	688
Emerson Electric Co.	18,138	1,458
Expeditors International of Washington, Inc.	31,903	3,034
Fastenal Co.	25,585	1,249
Fortune Brands Home & Security, Inc.	5,448	467
Honeywell International, Inc.	15,098	3,211
Huntington Ingalls Industries, Inc.	8,228	1,403
Illinois Tool Works, Inc.	7,974	1,626
Lockheed Martin Corp.	8,637	3,066
Masco Corp.	8,681	477
Old Dominion Freight Line, Inc.	2,700	527
Otis Worldwide Corp.	20,681	1,397
Rockwell Automation, Inc.	4,502	1,129
Rollins, Inc.	28,764	1,124
Snap-on, Inc.	5,329	912
Union Pacific Corp.	3,384	705
United Parcel Service, Inc. Class B	22,209	3,740
United Rentals, Inc. (a)	2,817	653
W.W. Grainger, Inc.	7,700	3,144
Waste Management, Inc.	18,483	2,180
		40,360
Information Technology (17.0%):
Adobe, Inc. (a)	13,342	6,673
Akamai Technologies, Inc. (a)	5,427	570
Apple, Inc.	242,915	32,232
See notes to financial statements.

19

USAA Mutual Funds Trust USAA Global Managed Volatility Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Applied Materials, Inc.	17,307	$1,494
Automatic Data Processing, Inc.	16,468	2,902
Booz Allen Hamilton Holding Corp.	6,859	598
Cadence Design Systems, Inc. (a)	18,490	2,523
CDW Corp.	8,194	1,080
Cisco Systems, Inc.	94,595	4,233
Citrix Systems, Inc.	15,029	1,955
Cognizant Technology Solutions Corp. Class A	17,067	1,399
F5 Networks, Inc. (a)	5,738	1,010
Fair Isaac Corp. (a)	3,643	1,862
Fortinet, Inc. (a)	8,783	1,305
HP, Inc.	51,304	1,262
Intel Corp.	80,988	4,035
International Business Machines Corp.	5,225	658
Intuit, Inc.	7,662	2,910
KLA Corp.	2,658	688
Lam Research Corp.	2,296	1,084
Mastercard, Inc. Class A	8,388	2,994
Micron Technology, Inc. (a)	15,387	1,157
Microsoft Corp.	101,778	22,637
Motorola Solutions, Inc.	7,087	1,205
NetApp, Inc.	13,065	865
NVIDIA Corp.	7,178	3,748
Oracle Corp.	49,268	3,187
Paychex, Inc.	10,357	965
Qorvo, Inc. (a)	3,950	657
QUALCOMM, Inc.	8,911	1,357
Teradyne, Inc.	6,275	752
Texas Instruments, Inc.	45,095	7,401
The Western Union Co.	23,802	522
VeriSign, Inc. (a)	10,420	2,255
Visa, Inc. Class A	15,755	3,446
VMware, Inc. Class A (a)(e)	3,315	465
Zoom Video Communications, Inc. Class A (a)	3,185	1,074
		125,160
Materials (0.6%):
Celanese Corp.	10,396	1,351
Eastman Chemical Co.	5,197	521
International Paper Co.	14,098	701
Packaging Corp. of America	5,532	763
Steel Dynamics, Inc.	22,221	819
The Sherwin-Williams Co.	770	566
		4,721
Real Estate (0.1%):
American Tower Corp.	2,198	494
Crown Castle International Corp.	1,138	181
Equinix, Inc.	259	185
Prologis, Inc.	2,499	249
		1,109

See notes to financial statements.

20

USAA Mutual Funds Trust USAA Global Managed Volatility Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Utilities (0.4%):
The AES Corp.	26,263	$617
Vistra Corp.	17,368	342
WEC Energy Group, Inc.	8,943	823
Xcel Energy, Inc.	16,668	1,110
		2,892
		400,474
Total Common Stocks (Cost $629,243)		709,705
Exchange-Traded Funds (3.1%)
United States (3.1%):
Fidelity Value Factor ETF	78,701	3,196
iShares Edge MSCI USA Momentum Factor ETF	6,759	1,090
Schwab Fundamental Emerging Markets Large Company Index ETF	145,547	4,113
Schwab Fundamental International Large Company Index ETF	242,071	7,088
Schwab Fundamental U.S. Large Company Index ETF	154,135	6,981
		22,468
Total Exchange-Traded Funds (Cost $17,916)		22,468
Purchased Options (0.0%) (b)
Total Purchased Options (Cost $277)		184
Collateral for Securities Loaned^ (0.6%)
United States (0.7%):
Fidelity Investments Money Market Government Portfolio Class I, 0.01% (f)	2,554,121	2,555
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (f)	837,433	837
HSBC U.S. Government Money Market Fund I Shares, 0.03% (f)	1,184,252	1,184
Total Collateral for Securities Loaned (Cost $4,576)		4,576
Total Investments (Cost $652,012) — 100.2%		736,933
Liabilities in excess of other assets — (0.2)%		(1,315)
NET ASSETS — 100.00%		$735,618

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  Amount represents less than 0.05% of net assets.

(c)  Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of the Fund's net assets as of December 31, 2020. This security is classified as Level 3 within the fair value hierarchy. (See Note 2)

(d)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of December 31, 2020, the fair value of these securities was $503 (thousands) and amounted to 0.1% of net assets.

See notes to financial statements.

21

USAA Mutual Funds Trust USAA Global Managed Volatility Fund	Schedule of Portfolio Investments — continued December 31, 2020

(e)  All or a portion of this security is on loan.

(f)  Rate disclosed is the daily yield on December 31, 2020.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

PCL — Public Company Limited

PLC — Public Limited Company

Purchased Options

Exchange-traded options

(Amounts not in thousands)

	Put/ Call	Strike Price	Contracts		Expiration Date	Value
S&P 500 Index Option	Put	317	USD	603	3/19/21	$183,614
Total (Cost $276,777)

See notes to financial statements.

22

USAA Mutual Funds Trust	Statement of Assets and Liabilities December 31, 2020

(Amounts in Thousands, Except Per Share Amounts)

	USAA Global Managed Volatility Fund
Assets:
Investments, at value (Cost $652,012)	$736,933	(a)
Cash and cash equivalents	41,866
Foreign Currency (Cost $2,579)	2,572
Deposit with brokers for futures contracts	5
Deposit with brokers for option contracts	54
Receivables:
Interest and dividends	653
Investments sold	20,584
Reclaims	62
From Adviser	73
Prepaid expenses	8
Total assets	802,810
Liabilities:
Payables:
Collateral received on loaned securities	4,576
Custodian	4,531
Investments purchased	37,094
Capital shares redeemed	20,372
Accrued foreign capital gains taxes	86
Accrued expenses and other payables:
Investment advisory fees	403
Administration fees	34
Custodian fees	21
Transfer agent fees	34
Compliance fees	—	(b)
Other accrued expenses	41
Total liabilities	67,192
Net Assets:
Capital	602,279
Total accumulated earnings/(loss)	133,339
Net assets	$735,618
Net Assets
Fund Shares	$10,414
Institutional Shares	725,204
Total	$735,618
Shares (unlimited number of shares authorized with no par value):
Fund Shares	930
Institutional Shares	63,870
Total	64,800
Net asset value, offering and redemption price per share: (c)
Fund Shares	$11.20
Institutional Shares	$11.35

(a)  Includes $4,379 of securities on loan.

(b)  Rounds to less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

23

USAA Mutual Funds Trust	Statement of Operations For the Year Ended December 31, 2020

(Amounts in Thousands)

USAA Global Managed Volatility Fund
Investment Income:
Interest	$19
Income distributions from affiliated funds	226
Dividends	18,105
Securities lending (net of fees)	126
Foreign tax withholding	(412)
Total income	18,064
Expenses:
Investment advisory fees	5,310
Administration fees — Fund Shares	15
Administration fees — Institutional Shares	437
Sub-Administration fees	68
Custodian fees	123
Transfer agent fees — Fund Shares	13
Transfer agent fees — Institutional Shares	437
Trustees' fees	38
Compliance fees	6
Legal and audit fees	71
State registration and filing fees	46
Interfund lending fees	— (a)
Other expenses	46
Total expenses	6,610
Expenses waived/reimbursed by Adviser	(403)
Net expenses	6,207
Net Investment Income (Loss)	11,857
Realized/Unrealized Gains (Losses) from Investments:
Foreign taxes on realized gains	(4)
Net realized gains (losses) from sales of affiliated funds	(234)
Net realized gains (losses) from unaffiliated investment securities and foreign currency translations	75,878
Net realized gains (losses) from in-kind redemptions	(13)
Net change in accrued foreign taxes on unrealized gains	(86)
Net change in unrealized appreciation/depreciation on investment securities	(40,717)
Net change in unrealized appreciation/depreciation on affiliated funds	240
Net realized/unrealized gains (losses) on investments	35,064
Change in net assets resulting from operations	$46,921

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

24

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Global Managed Volatility Fund
	Year Ended December 31, 2020	Year Ended December 31, 2019
From Investments:
Operations:
Net investment income (loss)	$11,857	$20,040
Net realized gains (losses) from investments	75,627	22,591
Net change in unrealized appreciation/depreciation on investments	(40,563)	154,580
Change in net assets resulting from operations	46,921	197,211
Distributions to Shareholders:
Fund Shares	(405)	(479)
Institutional Shares	(31,411)	(40,997)
Change in net assets resulting from distributions to shareholders	(31,816)	(41,476)
Change in net assets resulting from capital transactions	(296,678)	(70,983)
Change in net assets	(281,573)	84,752
Net Assets:
Beginning of period	1,017,191	932,439
End of period	$735,618	$1,017,191
Capital Transactions:
Fund Shares
Proceeds from shares issued	$1,605	$2,369
Distributions reinvested	404	478
Cost of shares redeemed	(3,534)	(2,838)
Total Fund Shares	$(1,525)	$9
Institutional Shares
Proceeds from shares issued	$7,453	$4,308
Distributions reinvested	31,411	40,997
Cost of shares redeemed	(334,017)	(116,297)
Total Institutional Shares	$(295,153)	$(70,992)
Change in net assets resulting from capital transactions	$(296,678)	$(70,983)
Share Transactions:
Fund Shares
Issued	162	224
Reinvested	36	43
Redeemed	(355)	(269)
Total Fund Shares	(157)	(2)
Institutional Shares
Issued	845	425
Reinvested	2,779	3,672
Redeemed	(30,264)	(10,721)
Total Institutional Shares	(26,640)	(6,624)
Change in Shares	(26,797)	(6,626)

See notes to financial statements.

25

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA Global Managed Volatility Fund
Fund Shares
Year Ended December 31, 2020	$10.97	0.12	(c)	0.56	0.68	(0.15)	(0.30)
Year Ended December 31, 2019	$9.39	0.19	(c)	1.85	2.04	(0.22)	(0.24)
Year Ended December 31, 2018	$10.73	0.25		(1.18)	(0.93)	(0.15)	(0.26)
Year Ended December 31, 2017	$9.03	0.13	(c)	1.76	1.89	(0.14)	(0.05)
Year Ended December 31, 2016	$8.59	0.13	(c)	0.42	0.55	(0.11)	—
Institutional Shares
Year Ended December 31, 2020	$11.11	0.14	(c)	0.57	0.71	(0.17)	(0.30)
Year Ended December 31, 2019	$9.49	0.21	(c)	1.88	2.09	(0.23)	(0.24)
Year Ended December 31, 2018	$10.84	0.16		(1.08)	(0.92)	(0.17)	(0.26)
Year Ended December 31, 2017	$9.12	0.18	(c)	1.76	1.94	(0.17)	(0.05)
Year Ended December 31, 2016	$8.69	0.16	(c)	0.40	0.56	(0.13)	—

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019 and in effect through June 30, 2023 instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(a)  The expense ratios exclude the impact of expenses paid by each underlying fund.

(b)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(c)  Per share net investment income (loss) has been calculated using the average daily shares method.

(d)  Reflects increase trading activity due to large shareholder inflows.

(e)  Prior to May 1, 2017, USAA Asset Management Company, the former investment adviser to the Fund ("AMCO"), voluntarily agreed to limit the annual expenses of the Institutional Shares to 0.70% of the Institutional Shares' average daily net assets. Reflects a return to normal trading levels after a prior year transition.

See notes to financial statements.

26

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets				Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return*	Net Expenses^(a)		Net Investment Income (Loss)	Gross Expenses(a)	Net Assets, End of Period (000's)	Portfolio Turnover(b)
USAA Global Managed Volatility Fund
Fund Shares
Year Ended December 31, 2020	(0.45)	$11.20	6.25%	0.90%		1.14%	1.15%	$10,414	86%
Year Ended December 31, 2019	(0.46)	$10.97	21.69%	0.90%		1.81%	1.09%	$11,921	53%
Year Ended December 31, 2018	(0.41)	$9.39	(8.78)%	0.90%		1.57%	1.18%	$10,229	35%
Year Ended December 31, 2017	(0.19)	$10.73	20.95%	0.90%		1.30%	1.09%	$11,284	48	%(d)
Year Ended December 31, 2016	(0.11)	$9.03	6.39%	0.89%		1.48%	1.13%	$13,964	9%
Institutional Shares
Year Ended December 31, 2020	(0.47)	$11.35	6.44%	0.70%		1.34%	0.74%	$725,204	86%
Year Ended December 31, 2019	(0.47)	$11.11	21.97%	0.70%		1.97%	0.75%	$1,005,270	53%
Year Ended December 31, 2018	(0.43)	$9.49	(8.61)%	0.70%		1.87%	0.74%	$922,210	35%
Year Ended December 31, 2017	(0.22)	$10.84	21.24%	0.72	%(e)	1.79%	0.76%	$824,189	48	%(d)
Year Ended December 31, 2016	(0.13)	$9.12	6.46%	0.78%		1.85%	0.81%	$295,644	9%

See notes to financial statements.

27

USAA Mutual Funds Trust	Notes to Financial Statements December 31, 2020

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 46 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Global Managed Volatility Fund (the "Fund"). The Fund offers two classes of shares: Fund Shares and Institutional Shares. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges, except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

28

USAA Mutual Funds Trust	Notes to Financial Statements — continued December 31, 2020

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask price in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV. These valuations typically are categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund's NAV is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are considered as Level 2 in the fair value hierarchy.

A summary of the valuations as of December 31, 2020, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Common Stocks	$455,448	$254,250	$7	$709,705
Exchange-Traded Funds	22,468	—	—	22,468
Purchased Options	184	—	—	184
Collateral for Securities Loaned	4,576	—	—	4,576
Total	$482,676	$254,250	$7	$736,933

For the year ended December 31, 2020, there were no transfers in or out of the Level 3 fair value hierarchy.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

29

USAA Mutual Funds Trust	Notes to Financial Statements — continued December 31, 2020

Investment Companies:

Exchange-Traded Funds:

The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Foreign Exchange Currency Contracts:

The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund's foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of December 31, 2020, the Fund had no open forward foreign exchange currency contracts.

Derivative Instruments:

Futures Contracts:

The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with

30

USAA Mutual Funds Trust	Notes to Financial Statements — continued December 31, 2020

a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and Liabilities under Deposit with brokers for futures contract.

The Fund held no futures contracts during the year ended December 31, 2020.

Options:

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are included on the Fund's Statement of Assets and Liabilities as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are included on the Fund's Statement of Assets and Liabilities as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the Fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis

31

USAA Mutual Funds Trust	Notes to Financial Statements — continued December 31, 2020

of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Securities Lending:

The Fund, through a securities lending agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. Borrowers are required to secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are cured the next business day once the shortfall exceeds $100 thousand. Collateral may be cash, U.S. government securities, or other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. Cash collateral may be invested in high-quality short-term investments, primarily open-end investment companies. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged, except to satisfy borrower default. Cash collateral is listed on the Fund's Schedule of Portfolio Investments and Financial Statements while non-cash collateral is not included.

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of December 31, 2020.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$4,379	$—	$4,576

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations, including foreign currency arising from in-kind redemptions, are disclosed as net realized gains or losses from investment transactions and foreign currency translations on the Statement of Operations.

Foreign Taxes:

The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

32

USAA Mutual Funds Trust	Notes to Financial Statements — continued December 31, 2020

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the year ended December 31, 2020, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$752,839	$1,060,766

There were no purchases or sales of U.S. government securities during the year ended December 31, 2020

4. Affiliated Fund Ownership:

The Fund offers its shares for investment by other USAA Mutual Funds. The fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds' annual and semi-annual reports may be viewed at vcm.com. As of December 31, 2020, certain fund-of-funds owned total outstanding shares of the Fund as follows:

Affiliated USAA Fund	Ownership %
USAA Target Income Fund	9.7%
USAA Target 2030 Fund	24.0%
USAA Target 2040 Fund	37.2%
USAA Target 2050 Fund	24.5%
USAA Target 2060 Fund	3.1%

5. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct

33

USAA Mutual Funds Trust	Notes to Financial Statements — continued December 31, 2020

subsidiary of Victory Capital Operating, LLC. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee accrued daily and paid monthly at an annualized rate of 0.60% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the year ended December 31, 2020, are reflected on the Statement of Operations as Investment Advisory fees.

In addition, the Fund invests in affiliated VCM Exchange-Traded Fund(s) ("affiliated ETFs"). The Fund's Adviser fee is reimbursed by VCM to the extent of the indirect Adviser fee incurred through the Fund's proportional investment in the affiliated ETF(s). For the year ended December 31, 2020, the Fund's Adviser fee was reimbursed by VCM in an amount of $35 thousand, of which $11 thousand is receivable from VCM. These reimbursements are not available for recoupment and are reflected on the Statement of Operations as Expenses waived/reimbursed by Adviser.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the year ended December 31, 2020, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.15% of average daily net assets of the Fund Shares and 0.05% of average daily net assets of the Institutional Shares. Amounts incurred for the year ended December 31, 2020, are reflected on the Statement of Operations as Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended December 31, 2020, are reflected on the Statement of Operations as Compliance fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended December 31, 2020, are reflected on the Statement of Operations as Sub-Administration fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for the Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.05% of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the year ended December 31, 2020, are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

34

USAA Mutual Funds Trust	Notes to Financial Statements — continued December 31, 2020

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services. Effective June 30, 2020, the Distributor's name was changed from Victory Capital Advisers, Inc.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended December 31, 2020, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of December 31, 2020, the expense limits (excluding voluntary waivers) are 0.90% and 0.70% for Fund Shares and Institutional Shares, respectively.

Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. As of December 31, 2020, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at December 31, 2020.

Expires December 31, 2022	Expires December 31, 2023	Total
$249	$368	$617

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended December 31, 2020.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Sub-Administrator, Sub-Fund Accountant, Custodian and Distributor.

6. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Geopolitical/Natural Disaster Risk — Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely affect issuers in another country or region. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. Likewise, systemic market dislocations of the kind that occurred during the financial crisis that began in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund's investments. Some countries, including the United

35

USAA Mutual Funds Trust	Notes to Financial Statements — continued December 31, 2020

States, are adopting more protectionist trade policies and moving away from the tighter financial industry regulations that followed the 2008 financial crisis, which may also affect the value of a Fund's investments.

Political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of a Fund's investments, increase uncertainty in or impair the operation of the U.S. or other securities markets and degrade investor and consumer confidence, perhaps suddenly and to a significant degree.

An outbreak of disease called COVID-19 has spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and consumer activity, significant challenges in healthcare service preparation and delivery, quarantines and general concern and uncertainty. These negative impacts have caused significant volatility and declines in global financial markets, which have caused losses for Fund investors during and subsequent to period end. The impact of the COVID-19 pandemic may last for an extended period of time, and could result in a substantial economic downturn or recession. Public health crises may exacerbate other pre-existing political, social, economic, market and financial risks. The extent of the impact to the financial performance of the Funds' investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Stock Market Risk — Overall stock market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.

Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.

Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

7. Borrowing and Interfund Lending:

Line of Credit:

For the year ended December 31, 2020, the Victory Funds Complex participated in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2020 with a termination date of June 28, 2021. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. For the year ended December 31, 2020, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Effective June 29, 2020, under an amended Line of Credit agreement, Citibank will

36

USAA Mutual Funds Trust	Notes to Financial Statements — continued December 31, 2020

also receive an annual upfront fee of 0.10% on the $300 million committed line of credit. Each fund in the Victory Funds Complex will pay a pro-rata portion of the upfront fee. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the year ended December 31, 2020.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Fund, that is permitted to participate in the Facility, in the Victory Funds Complex relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period is reflected on the Statement of Operations under Income on Interfund lending.

The average borrowing or lending for the days outstanding and average interest rate for the Fund during the year ended December 31, 2020 were as follows (amounts in thousands):

Borrower or Lender	Amount Outstanding at December 31, 2020	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
Borrower	$—	$2,993	2	0.62%	$4,218

*  For the year ended December 31, 2020, based on the number of days borrowings were outstanding.

8. Federal Income Tax Information:

The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

As of December 31, 2020, on the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows (amounts in thousands):

Total accumulated earnings/(loss)	Capital
$(7,867)	$7,867

The tax character of distributions paid during the tax years ended as noted below, were as follows (total distributions paid may differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands).

37

USAA Mutual Funds Trust	Notes to Financial Statements — continued December 31, 2020
Year Ended December 31, 2020				Year Ended December 31, 2019
Distributions paid from				Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Total Distributions Paid	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
$11,854	$19,962	$31,816	$31,816	$8,877	$15,657	$24,534	$24,534

As of December 31, 2020, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):

Undistributed Ordinary Income	Accumulated Undistributed Long-Term Capital Gains	Accumulated Earnings	Other Earnings (Loss)	Unrealized Appreciation (Depreciation)*	Total Accumulated Earnings (Loss)
$4,201	$46,591	$50,792	$—	$82,547	$133,339

*  The difference between the book-basis and tax-basis of unrealized appreciation/depreciation is attributable to the tax deferral of losses on wash sales.

As of December 31, 2020, the Fund had no capital loss carryforwards for federal income tax purposes.

As of December 31, 2020, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):

Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$654,266	$92,540	$(9,873)	$82,667

9. Affiliated Securities:

An affiliated security is a security in which the Fund has ownership of at least 5% of the security's outstanding voting shares or an investment company managed by VCM. The Fund does not invest in affiliated underlying funds for the purpose of exercising management or control. These underlying funds are noted as affiliated in the Fund's Schedule of Portfolio Investments. The affiliated underlying fund's annual or semiannual reports may be viewed at vcm.com. Transactions in affiliated securities during the year ended December 31, 2020 were as follows (amounts in thousands):

	Fair Value 12/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 12/31/2020	Dividend Income
VictoryShares International Volatility Wtd ETF	$5,466	$—	$(5,618)	$584	$—	$(432)	$—	$99
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	2,437	—	(2,402)	(416)	—	381	—	54
VictoryShares USAA MSCI International Value Momentum ETF	4,542	—	(4,431)	(402)	—	291	—	73
	$12,445	$—	$(12,451)	$(234)	$—	$240	$—	$226

38

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of USAA Global Managed Volatility Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of USAA Global Managed Volatility Fund (the "Fund") (one of the funds constituting USAA Mutual Funds Trust (the "Trust")), including the schedule of portfolio investments, as of December 31, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Victory Capital investment companies since 1995.

San Antonio, Texas
February 26, 2021

39

USAA Mutual Funds Trust	Supplemental Information December 31, 2020

  (Unaudited)

Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the state of Delaware. There are currently nine Trustees, eight of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and two of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 46 portfolios in the Trust. Each Trustee's address is 15935 La Cantera Pkwy, Building Two, San Antonio, TX, 78256. Pursuant to a policy adopted by the Board, the term of office for each Trustee shall be until the Independent Trustee reaches age 75 or an Interested Trustee reaches age 75. The Board may change or grant exceptions from this policy at any time without shareholder approval. A Trustee may resign or be removed by a vote of the other Trustees or the holders of a majority of the outstanding shares of the Trust at any time. Vacancies on the Board can be filled by the action of a majority of the Trustees, provided that after filling such vacancy at least two-thirds of the Trustees have been elected by the shareholders.

Name and Date of Birth	Position Held with the Trust	Year Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
Jefferson C. Boyce, Born September 1957	Lead Independent Trustee, and Vice Chairman	2013	Senior Managing Director, New York Life Investments, LLC (1992-2012)	Westhab, Inc.
John C. Walters, Born February 1962	Trustee	2019

Retired. Mr. Walters brings significant Board experience including active involvement with the board of a Fortune 500 company, and a proven record of leading large, complex financial organizations. He has a demonstrated record of success in distribution, manufacturing, investment brokerage, and investment management in both the retail and institutional investment businesses. He has substantial experience in the investment management business with a demonstrated ability to develop and drive strategy while managing operation, financial, and investment risk.

Guardian Variable Products Trust (16 series), Lead Independent Director; Amerilife Holdings LLC, Director; Stadion Money Management; Director; University of North Carolina (Chapel Hill), Member Board of Governors

40

USAA Mutual Funds Trust	Supplemental Information — continued December 31, 2020

  (Unaudited)

Name and Date of Birth	Position Held with the Trust	Year Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Robert L. Mason, Ph.D., Born July 1946	Trustee	1997

Adjunct Professor in the Department of Management Science and Statistics in the College of Business at the University of Texas at San Antonio (since 2001); Institute Analyst, Southwest Research Institute (March 2002-January 2016)

				None
Dawn M. Hawley, Born February 1954	Trustee	2014

Manager of Finance, Menil Foundation, Inc. (May 2007-June 2011), which is a private foundation that oversees the assemblage of sculptures, prints, drawings, photographs, and rare books. Director of Financial Planning and Analysis and Chief Financial Officer, AIM Management Group, Inc. (October 1987-January 2006)

				None
Paul L. McNamara, Born July 1948	Trustee	2012	Director, Cantor Opportunistic Alternatives Fund, LLC (March 2010-February 2014) , which is a closed-end fund of funds by Cantor Fitzgerald Investment Advisors, LLC	None

41

USAA Mutual Funds Trust	Supplemental Information — continued December 31, 2020

  (Unaudited)

Name and Date of Birth	Position Held with the Trust	Year Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Richard Y. Newton III, Born January 1956	Trustee	2017

Director, Elta North America (01/18-present), which is a global leader in the design, manufacture, and support of innovative electronic systems in the ground, maritime, airborne, and security domains for the nation's warfighters, security personnel, and first responders; Managing Partner, Pioneer Partnership Development Group (December 2015-present)); Executive Director, The Union League Club of New York (June 2014-November 2015): Executive Vice President, Air Force Association (August 2012-May 2014); Lieutenant General, United States Air Force (January 2008-June 2012)

				None
Barbara B. Ostdiek, Ph.D., Born March 1964	Trustee	2008

Senior Associate Dean of Degree Programs at Jesse H. Jones Graduate School of Business at Rice University (since 2013); Associate Professor of Finance at Jessie H. Jones Graduate School of Business at Rice University (since 2001)

				None
Michael F. Reimherr, (a) Born August 1945	Trustee	2000	President of Reimherr Business Consulting (May 1995-December 2017); St. Mary's University Investment Committee overseeing University Endowment (since 2014)	None

(a)  Effective at the close of business on December 31, 2020, Michael F. Reimherr retired from the Board of Trustees.

42

USAA Mutual Funds Trust	Supplemental Information — continued December 31, 2020

  (Unaudited)

Name and Date of Birth	Position Held with the Trust	Year Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Interested Trustees.
David C. Brown, (b) Born May 1972	Trustee	2019

Chairman and Chief Executive Officer (since 2013), Victory Capital Management Inc.; Chairman and Chief Executive Officer, Victory Capital Holdings, Inc. (since 2013). Mr. Brown brings to the Board extensive business, finance and leadership skills gained and developed through years of experience in the financial services industry, including his tenure overseeing the strategic direction as CEO of Victory Capital. These skills, combined with Mr. Brown's extensive knowledge of the financial services industry and demonstrated success in the development and distribution of investment strategies and products, enable him to provide valuable insights to the Board and strategic direction for the Funds.

				Trustee, Victory Portfolios (42 series), Victory Portfolios II (26 series), Victory Variable Insurance Funds (9 series)

43

USAA Mutual Funds Trust	Supplemental Information — continued December 31, 2020

  (Unaudited)

Name and Date of Birth	Position Held with the Trust	Year Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Daniel S. McNamara, (b)(c) Born June 1966	Trustee and Chair of the Board of Trustees	2012

Trustee, President, and Vice Chairman of USAA ETF Trust (June 2017-June 2019); President of Financial Advice & Solutions Group (FASG), USAA (since 2013); Director, Investment Management Company (IMCO) (September 2009-April 2014); President, Asset Management Company (AMCO) (August, 2011-April 2013); Senior Vice President of USAA Financial Planning Services Insurance Agency, Inc. (FPS) (since 2011); Director of USAA IMCO (since 2009); Chairman of Board of IMCO (since 2013); Director of AMCO (August 2011-June 2019); President and Director of USAA Shareholder Account Services (SAS) (October 2009-June 2019); Director and Vice Chairman of FPS (since 2013); President and Director of USAA Investment Corporation (ICORP) (since 2010); Chairman of Board of ICORP (since 2013); Director of USAA Financial Advisors, Inc. (FAI) (since 2013); Chairman of Board of FAI (since 2015). Mr. McNamara brings to the Board extensive experience in the financial services industry, including experience as an officer of the Trust.

				None

(b)  Mr. Dan McNamara, the Chairman of the Board, is deemed an "interested person" due to his previous position as Director of AMCO, the former investment adviser of the Funds. Mr. Brown is deemed an "interested person" due to his position as Chief Executive Officer of Victory Capital, investment adviser to the Funds.

(c)  Effective at the close of business on December 31, 2020, Jefferson C. Boyce will replace Dan McNamara as Chair of the Board and will assume the title of Independent Chair.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, on the SEC's website at www.sec.gov and/or by calling (800)-539-3863.

44

USAA Mutual Funds Trust	Supplemental Information — continued December 31, 2020

  (Unaudited)

Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 15935 La Cantera Pkwy, Building Two, San Antonio, TX, 78256. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Date of Birth	Position with the Trust	Year Commenced Service	Principal Occupation During Past 5 Years

Interested Officers.

Christopher K. Dyer, Born February 1962	President	2019	Director of Fund Administration, Victory Capital (2004-present)
Scott A Stahorsky, Born July 1969	Vice President	2019	Manager, Fund Administration, Victory Capital (since 2015)
James K. De Vries, Born April 1969	Treasurer, Principal Financial Officer	2018

Executive Director, Victory Capital Management Inc. (since 2019); Treasurer, USAA ETF Trust (September 2018-June 2019); Executive Director, Investment and Financial Administration, USAA (April 2012-June 2019); Assistant Treasurer, USAA ETF Trust (June 2017-September 2018); Assistant Treasurer, USAA Mutual Funds Trust (December 2013-February 2018)

Allan Shaer, Born March 1965	Assistant Treasurer	2019	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc. (since 2016); Vice President, Mutual Fund Administration, JP Morgan Chase (2011-2016)
Carol D. Trevino, Born October 1965	Assistant Treasurer	2018

Director, Accounting and Finance, Victory Capital Management Inc. (since 2019); Accounting/Financial Director, USAA (December 2013-June 2019); Assistant Treasurer, USAA ETF Trust (September 2018-June 2019).

Erin G. Wagner, Born February 1974	Secretary	2019	Deputy General Counsel, the Adviser (since 2013)
Charles Booth, Born April 1960	Anti-Money Laundering Compliance Officer and Identity Theft Officer	2019	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc. (2007-present)
Amy Campos, Born July 1976	Chief Compliance Officer	2019

Chief Compliance Officer, USAA Mutual Funds Trust (since 2019); Executive Director, Deputy Chief Compliance Officer, USAA Mutual Funds Trust and USAA ETF Trust (July 2017-June 2019); Compliance Director, USAA Mutual Funds Trust (2014-July 2017)

45

USAA Mutual Funds Trust	Supplemental Information — continued December 31, 2020

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2020 through December 31, 2020.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/20	Actual Ending Account Value 12/31/20	Hypothetical Ending Account Value 12/31/20	Actual Expenses Paid During Period 7/1/20- 12/31/20*	Hypothetical Expenses Paid During Period 7/1/20- 12/31/20*	Annualized Expense Ratio During Period 7/1/20- 12/31/20
Fund Shares	$1,000.00	$1,178.50	$1,020.61	$4.93	$4.57	0.90%
Institutional Shares	1,000.00	1,180.20	1,021.62	3.84	3.56	0.70

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

46

USAA Mutual Funds Trust	Supplemental Information — continued December 31, 2020

  (Unaudited)

Additional Federal Income Tax Information

The following federal tax information related to the Fund's fiscal year ended December 31, 2020, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2021.

With respect to distributions paid, the Fund designates the following amounts (or, if subsequently determined to be different, the maximum amount allowable) for the fiscal year ended December 31, 2020 (amounts in thousands):

Dividend Received Deduction (corporate shareholders)*	Qualified Dividend Income (non-corporate shareholders)*	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions(a)
42.22%	64.22%	$680	$27,350

*  Presented as a percentage of net investment income and excludes short-term capital gain distributions paid, if any. All or a portion of these amounts may be exempt from taxation at the state level.

(a)  Pursuant to Section 852 of the Internal Revenue Code.

47

USAA Mutual Funds Trust	Supplemental Information — continued December 31, 2020

Considerations of the Board in Continuing the Investment Advisory Agreement

USAA Global Managed Volatility Fund (the "Fund")

At a meeting of the Board of Trustees (the "Board") held on December 10-11, 2020, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the "Independent Trustees"), approved for an annual period the continuance of the Investment Advisory Agreement (the "Advisory Agreement") between the Trust and Victory Capital Management Inc. (the "Adviser") with respect to the Fund. Prior to the December 10-11, 2020 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 19, 2020.

In advance of the foregoing meetings, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Adviser's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees ("Independent Counsel") and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

Advisory Agreement

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

Nature, Extent, and Quality of Services — In considering the nature, extent, and quality of the services provided by the Adviser under the Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board also took into account its knowledge of the Adviser's management and the quality of the performance of the Adviser's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Adviser and its affiliates provide administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund's compliance programs, (ii) risk management programs, (iii) liquidity risk management programs, and (iv) cybersecurity

48

USAA Mutual Funds Trust	Supplemental Information — continued December 31, 2020

programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.

The Board considered the Adviser's management style and the performance of the Adviser's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Adviser's process for monitoring "best execution," also was considered. The Adviser's role in coordinating the activities of the Fund's other service providers was also considered. The Board also considered the Adviser's risk management processes. The Board considered the Adviser's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the Adviser's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Adviser's compliance and administrative staff.

Expenses and Performance — In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the "expense group") and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate — which includes advisory and administrative services as well as any fee waivers and reimbursements — was below the median of its expense group and its expense universe. The data indicated that the Fund's total expenses, including underlying fund expenses and after any reimbursements, were below the median of its expense group and its expense universe. The Board also took into account the Adviser's current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates, and noted the high quality of services received by the Fund.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total returns relative to its Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was below the average of its performance universe and its Lipper index for the one-year period ended September 30, 2020, was above the average of its performance universe for the three- and five-year periods ended September 30, 2020, and was below its Lipper index for the three- and five-year periods ended September 30, 2020.

Compensation and Profitability — The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Adviser reimbursed or waived a portion of its management fees to the Fund. The Trustees reviewed the profitability of the Adviser's relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide shareholder servicing and administrative services to the Fund

49

USAA Mutual Funds Trust	Supplemental Information — continued December 31, 2020

for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.

Economies of Scale — The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board also considered the fee waiver and expense reimbursement arrangements by the Adviser. The Board took into account management's discussion of the Fund's current advisory fee structure. The Board also considered the effect of the Fund's change in size, if any, on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

Conclusions — The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser's and its affiliates' level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Adviser and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

50

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

88394-0221

DECEMBER 31, 2020

Annual Report

USAA Extended Market Index Fund

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396 or by submitting your request via email to TA.Processing@FISGlobal.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396 or by submitting your request via email to TA.Processing@FISGlobal.com.

Your election to receive reports in paper will apply to all funds held with the USAA Mutual Funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member of FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA Mutual Funds Trust

Shareholder Letter (Unaudited)	2
Managers' Commentary (Unaudited)	4
Investment Overview (Unaudited)	6
Investment Objective & Portfolio Holdings (Unaudited)	7
Schedule of Portfolio Investments	8
Financial Statements
Statement of Assets and Liabilities	70
Statement of Operations	71
Statements of Changes in Net Assets	72
Financial Highlights	74
Notes to Financial Statements	76
Report of Independent Registered Public Accounting Firm	86
Supplemental Information (Unaudited)	87
Trustees' and Officers' Information	87
Proxy Voting and Portfolio Holdings Information	93
Expense Example	93
Additional Federal Income Tax Information	94
Advisory Contract Agreement	95
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

(Unaudited)

Dear Shareholder,

When we look back on 2020, we will undoubtedly remember it as an extraordinary year. A year ago, no one could have imagined the unusual events that would challenge us personally, professionally, and collectively as a nation. But in retrospect, the trajectory of financial markets over the past year was nothing short of extraordinary.

The year began with rudimentary worries, such as economic growth rates, trade deals, and interest rates. But a novel coronavirus ("COVID-19") and the subsequent worldwide spread of COVID-19 became an unprecedented event. To combat the pandemic, governments everywhere issued austere shelter-in-place orders, and the global economy slowed markedly. Equity markets sold off sharply in March and April, and second quarter domestic GDP contracted by an alarming annual rate of 31.4%, according to the U.S. Department of Commerce.

It's no surprise that so many investors flocked to the perceived safety of U.S. Treasurys. Meanwhile, liquidity evaporated (for a short spell) in many other segments of the fixed-income market, including higher-yielding credits and municipal bonds. The outlook was tenuous, and credit spreads widened while prices declined for most securities perceived to be higher risk.

A response, however, came swiftly. The U.S. Federal Reserve (the "Fed") and other monetary authorities worldwide leapt into action—cutting interest rates, (re)starting quantitative easing and, in the case of the Fed, launching an array of programs to provide liquidity to stabilize fixed-income markets. The U.S. government also stepped up to provide fiscal stimulus in the form of the Coronavirus Aid, Relief, and Economic Security Act (CARES Act).

It was impressive how quickly those actions helped end the stock market's free fall and restore order across much of the fixed-income universe. The rebound was almost as robust as the drawdown, and third quarter GDP (the most recent finalized data available) grew at a 33.4% annualized rate, according to the U.S. Department of Commerce.

Late in the year, markets were alternately fueled and roiled by a contentious election season, growing optimism for an effective vaccine, and a fluid debate regarding the need for additional fiscal stimulus. Ultimately, stocks were propelled higher in the fourth quarter when it became clear that Congress would provide another dose of fiscal stimulus in the form of direct payments, more unemployment insurance, and additional aid to businesses.

Through all the unprecedented events and extreme volatility, the S&P 500® Index registered an impressive annual return of 18.40% for the 12-month period ended December 31, 2020. Meanwhile, the yield on 10-year U.S. Treasurys declined 95 basis points over the same period, reflecting both the Fed's interest rate cuts and its pledge to keep rates low for longer. The yield on 10-Year U.S. Treasurys was 0.93% as of December 31, 2020.

While markets endured and performed admirably during 2020, perhaps the key takeaway is that the unexpected can and will happen. That's why it's important to remain focused on your long-term investment goals and avoid making emotional decisions.

On the following pages, you will find information relating to your USAA Mutual Funds, brought to you by Victory Capital. If you have any questions, we encourage you to contact our Member Service Representatives. Call (800) 235-8396, or visit our website at www.vcm.com.

My colleagues and I sincerely appreciate the confidence you have placed in the USAA Mutual Funds, and we value the opportunity to help meet your investment goals.

Christopher K. Dyer, CFA

President,
USAA Mutual Funds

USAA Mutual Funds Trust

USAA Extended Market Index Fund

Manager's Commentary

(Unaudited)

Victory Solutions

Mannik S. Dhillon, CFA, CAIA
Wasif A. Latif

•  What were the market conditions over the reporting period?

In an unprecedented 2020, investors witnessed a tale of two markets.

2020 started strong, with the positive market momentum carrying over from 2019. By the end of February, however, there was a historic global financial market panic selloff as the spread of COVID-19 caused a sharp decline in expectations for economic growth and corporate earnings.

The U.S. Federal Reserve (the "Fed") quickly stepped into the market panic and provided an armada of liquidity programs, such as quantitative easing, which resulted in a rebound in investor confidence. This return of confidence led an equally remarkable rally through the rest of the year, despite some periods of fear and concerns around a resurgence of the virus. The remainder of the year brought a dramatic reversal from the difficult environment that characterized the first three months. While COVID-19 cases continued to rise, particularly in the final two weeks of June, investors grew increasingly confident that the economy would be able to recover from its sharp downturn led by a series of better-than-expected economic reports coupled with the aggressive response by the Fed. In addition to reiterating its commitment to keep short-term interest rates near zero for an extended period, the Fed announced the direct purchase of both individual bonds and exchange-traded bond funds.

Despite ongoing uncertainty regarding the economic outlook, investors continued to display a robust appetite for risk. The near-zero interest rate policy of the Fed, together with the ultra-low rates in place in other major world economies, as well as greater appetite for fiscal spending, was a key catalyst for market performance.

Investors' appetite for risk improved considerably in early November, when the approval of vaccines for COVID-19 raised expectations that the world economy could gradually return to normal in 2021. The conclusion of the U.S. elections, which removed a source of uncertainty that had depressed performance in September and October, was an additional tailwind. The markets were also aided by continued indications that the Fed and other central banks would maintain their highly accommodative policies indefinitely, not least an agreement on a new round of U.S. fiscal stimulus further cheered investors in late December. Together, these developments outweighed negative headlines surrounding renewed lockdowns and the persistence of COVID-19.

As the dust settled on a tumultuous and historic year, global financial markets reflected the optimism of a reflating global economic environment in a post-pandemic future. All the major global equity market indexes had posted strong returns, with bonds following suit. In the United States, large-cap value stocks had a very strong rebound in the fourth quarter in anticipation of economic reflation. However, those returns were still dwarfed

USAA Mutual Funds Trust

USAA Extended Market Index Fund (continued)

Manager's Commentary (continued)

by the enormous annual returns posted by large-cap growth stocks, led by the information technology and consumer discretionary 'stay-at-home' stocks.

•  How did the USAA Extended Market Index Fund (the "Fund") perform during the reporting period?

Against this backdrop, the Fund posted a strong total return of 31.20% for the reporting period ended December 31, 2020, while its benchmark index, the Wilshire 4500 Completion Index, posted a return of 31.99%.

•  Please describe sector performance during the reporting period.

During the year, the Fund's strong absolute return was led by consumer discretionary and information technology stocks. The strong return in these sectors more than offset the underperformance in the Energy, real estate and utilities sectors.

Thank you for allowing us to assist you with your investment needs.

USAA Mutual Funds Trust

USAA Extended Market Index Fund

Investment Overview

(Unaudited)

Average Annual Total Returns

Year Ended December 31, 2020

	Fund Shares
INCEPTION DATE	10/27/00
	Net Asset Value	Wilshire 4500 Completion Index[1]
One Year	31.20%	31.99%
Five Year	15.55%	16.39%
Ten Year	12.64%	13.40%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.

USAA Extended Market Index Fund — Growth of $10,000

1The Wilshire 4500 Completion Index is a market cap-weighted index consisting of the small and mid-cap companies in the U.S. equity market. The Index consists of securities within the Wilshire 5000 Total Market Index (Parent Index) after eliminating the companies included in the S&P 500 Index. The Parent Index measures performance of all U.S. equity securities with readily available price data. This index does not include the effect of expenses or taxes, is not a representative of the Fund and it is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment in the Fund.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance is not indicative of future results.

USAA Mutual Funds Trust USAA Extended Market Index Fund	December 31, 2020

  (Unaudited)

Investment Objective & Portfolio Holdings:

The Fund's investment objective seeks to match, before fees and expenses, the performance of all small- and mid-cap stocks as measured by the Wilshire 4500 Completion IndexSM (the "Index").

Sector Allocation*:

December 31, 2020

(% of Net Assets)

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Common Stocks (99.3%)
Communication Services (4.8%):
A.H. Belo Corp. Class A	3,049	$5
Alaska Communications Systems Group, Inc.	7,664	28
Altice USA, Inc. Class A (a)	11,226	425
AMC Entertainment Holdings, Inc. (b)	12,114	26
AMC Networks, Inc. Class A (a) (b)	4,629	166
ANGI Homeservices, Inc. Class A (a) (b)	10,885	144
Atn International, Inc.	1,678	70
Autoweb, Inc. (a)	1,588	4
Ballantyne Strong, Inc. (a)	1,809	4
Bandwidth, Inc. Class A (a)	730	112
Beasley Broadcast Group, Inc. Class A	393	1
Boingo Wireless, Inc. (a)	6,117	78
Boston Omaha Corp. Class A (a)	3,330	92
Cable One, Inc.	727	1,620
Cardlytics, Inc. (a)	4,325	617
Cargurus, Inc. (a)	1,328	42
Cars.com, Inc. (a)	10,612	120
cbdMD, Inc. (a)	6,023	18
Chicken Soup For The Soul Entertainment, Inc. (a)	191	4
Cincinnati Bell, Inc. (a)	6,792	104
Cinedigm Corp. Class A (a)	13,920	9
Cinemark Holdings, Inc. (b)	16,231	283
Clear Channel Outdoor Holdings, Inc. (a)	21,918	36
Cogent Communications Holdings, Inc. (c)	6,174	370
comScore, Inc. (a)	9,389	23
Consolidated Communications Holdings, Inc. (a)	9,711	47
DHI Group, Inc. (a)	8,345	19
Dolphin Entertainment, Inc. (a)	923	3
Emerald Holding, Inc.	2,992	16
Entercom Communications Corp. Class A	19,186	47
Entravision Communications Corp. Class A	10,295	28
Eventbrite, Inc. Class A (a) (b)	1,842	33
EverQuote, Inc. Class A (a)	838	31
Gannett Co., Inc. (a)	20,107	68
Globalstar, Inc. (a) (b)	103,538	35
Glu Mobile, Inc. (a)	21,899	197
Gogo, Inc. (a) (b)	7,712	74
Gray Television, Inc. (a)	11,760	210
Harte-Hanks, Inc. (a)	823	2
Hemisphere Media Group, Inc. (a)	2,946	31
IAC/InterActiveCorp. (a)	10,293	1,949
IDT Corp. Class B (a)	3,542	44
iHeartMedia, Inc. Class A (a) (b)	9,791	127
Insignia Systems, Inc. (a)	1,476	1
Iridium Communications, Inc. (a)	17,418	685
John Wiley & Sons, Inc. Class A	5,160	236
Kubient, Inc. (a)	1,015	6
Lee Enterprises, Inc. (a)	9,190	12

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Liberty Broadband Corp. Class A (a)	34,274	$5,401
Liberty Media Corp-Liberty Braves Class A (a)	7,552	188
Liberty Media Corp-Liberty Formula One Class A (a)	30,675	1,165
Liberty Media Corp-Liberty SiriusXM Class A (a)	43,905	1,896
Liberty TripAdvisor Holdings, Inc. Class A (a)	10,518	46
Lions Gate Entertainment Corp. Class B (a)	19,233	200
LiveXLive Media, Inc. (a)	7,127	23
Loral Space & Communications, Inc.	3,590	75
Madison Square Garden Entertainment Corp. (a)	3,033	319
Madison Square Garden Sports Corp. (a)	3,029	558
Marchex, Inc. Class B (a)	6,099	12
Match Group, Inc. (a)	37,896	5,729
MediaAlpha, Inc. Class A (a)	1,574	61
Mediaco Holding, Inc. (a)	953	2
Meredith Corp.	5,038	97
MSG Networks, Inc. Class A (a) (b)	7,837	116
National CineMedia, Inc.	12,265	46
Nexstar Media Group, Inc. Class A	6,788	741
NTN Buzztime, Inc. (a)	417	1
Ooma, Inc. (a)	3,302	48
ORBCOMM, Inc. (a)	12,285	91
Pinterest, Inc. Class A (a)	14,496	955
QuinStreet, Inc. (a)	6,646	142
Reading International, Inc. Class A (a)	3,206	16
Saga Communications, Inc. Class A	592	14
Salem Media Group, Inc.	2,101	2
Scholastic Corp.	4,355	109
Sciplay Corp. Class A (a)	3,600	50
Shenandoah Telecommunications Co.	7,182	311
Sinclair Broadcast Group, Inc. Class A (b)	9,419	300
Sirius XM Holdings, Inc. (b)	185,093	1,179
Snap, Inc. Class A (a)	146,859	7,354
SPAR Group, Inc. (a)	1,450	2
Spok Holdings, Inc.	2,589	29
SRAX, Inc. (a)	2,282	7
Super League Gaming, Inc. (a)	2,412	7
TechTarget, Inc. (a)	3,483	206
TEGNA, Inc.	33,055	461
Telephone & Data Systems, Inc.	14,173	263
The E.W. Scripps Co. Class A	9,022	138
The Marcus Corp.	2,706	36
The New York Times Co. Class A	17,648	914
Townsquare Media, Inc. Class A	1,526	10
Travelzoo (a)	1,137	11
TripAdvisor, Inc. (a)	13,663	393
TrueCar, Inc. (a)	11,161	47
United States Cellular Corp. (a)	2,450	75
Urban One, Inc. (a)	4,559	5
Vonage Holdings Corp. (a)	36,610	471
Warner Music Group Corp. Class A	12,816	487

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
WideOpenWest, Inc. (a)	7,711	$82
World Wrestling Entertainment, Inc. Class A	5,604	269
Xcel Brands, Inc. (a)	1,353	2
Yelp, Inc. (a)	11,157	364
Zedge, Inc. Class B (a)	1,627	10
Zillow Group, Inc. Class C (a)	14,422	1,872
ZoomInfo Technologies, Inc. Class A (a) (b)	7,826	377
Zynga, Inc. Class A (a)	148,222	1,462
		43,549
Consumer Discretionary (9.5%):
1-800-Flowers.com, Inc. Class A (a)	4,548	118
1847 Goedeker, Inc. (a)	195	2
Abercrombie & Fitch Co.	8,986	183
Academy Sports & Outdoors, Inc. (a) (b)	2,657	55
Accel Entertainment, Inc. (a)	11,408	115
Acushnet Holdings Corp.	4,730	192
ADOMANI, Inc. (a)	10,119	4
Adtalem Global Education, Inc. (a)	6,807	231
American Axle & Manufacturing Holdings, Inc. (a)	14,991	125
American Eagle Outfitters, Inc.	20,045	402
American Outdoor Brands, Inc. (a)	2,037	35
American Public Education, Inc. (a)	2,010	61
America's Car-Mart, Inc. (a)	951	104
Amesite, Inc. (a)	513	2
Aramark	29,685	1,142
Arcimoto, Inc. (a)	4,511	60
Ark Restaurants Corp.	323	6
Asbury Automotive Group, Inc. (a)	2,778	405
Aspen Group, Inc. (a) (b)	3,520	39
At Home Group, Inc. (a)	8,251	128
Autoliv, Inc.	13,753	1,267
AutoNation, Inc. (a)	8,537	596
AYRO, Inc. (a)	4,301	26
Bally's Corp.	2,195	110
Barnes & Noble Education, Inc. (a)	5,785	27
Bassett Furniture Industries, Inc.	1,538	31
BBQ Holdings, Inc. (a)	1,555	7
Beazer Homes USA, Inc. (a)	4,156	63
bebe stores, Inc.	982	5
Bed Bath & Beyond, Inc. (b)	13,721	244
Big 5 Sporting Goods Corp.	3,266	33
Big Lots, Inc.	4,998	215
Biglari Holdings, Inc. Class B (a)	348	39
BJ's Restaurants, Inc.	2,318	89
Blink Charging Co. (a) (b)	4,057	173
Bloomin' Brands, Inc.	11,737	228
Blue Apron Holdings, Inc. Class A (a)	237	1
Bluegreen Vacations Corp.	850	7
Bluegreen Vacations Holding Corp. (a)	2,006	27
Boot Barn Holdings, Inc. (a)	4,159	180

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Bowl America, Inc. Class A	372	$4
Boyd Gaming Corp. (a)	11,398	489
Bright Horizons Family Solutions, Inc. (a)	8,421	1,457
Brinker International, Inc.	6,525	369
Brunswick Corp.	12,074	921
Build-A-Bear Workshop, Inc. (a)	2,429	10
Burlington Stores, Inc. (a)	8,656	2,263
Caesars Entertainment, Inc. (a)	27,215	2,020
Caleres, Inc.	5,462	85
Callaway Golf Co.	13,726	330
Camping World Holdings, Inc. Class A (b)	5,055	132
CarParts.com, Inc. (a) (b)	6,584	82
Carriage Services, Inc.	2,438	76
Carrols Restaurant Group, Inc. (a)	5,498	35
Carter's, Inc.	5,777	543
Carvana Co. (a)	1,727	414
Casper Sleep, Inc. (a)	4,889	30
Cavco Industries, Inc. (a)	1,077	189
Century Casinos, Inc. (a)	4,657	30
Century Communities, Inc. (a)	4,190	183
Charles & Colvard Ltd. (a)	4,076	5
Chegg, Inc. (a)	17,695	1,598
Chewy, Inc. Class A (a) (b)	8,295	746
Chico's FAS, Inc.	15,067	24
Choice Hotels International, Inc.	6,782	724
Churchill Downs, Inc.	4,957	966
Chuy's Holdings, Inc. (a)	2,310	61
Citi Trends, Inc.	1,692	84
Clarus Corp.	3,487	54
Collectors Universe, Inc.	1,421	107
Columbia Sportswear Co.	5,657	494
Comstock Holding Cos., Inc. (a)	1,083	3
Conn's, Inc. (a)	3,368	39
Cooper Tire & Rubber Co.	7,257	294
Core-Mark Holding Co., Inc.	6,472	189
Cracker Barrel Old Country Store, Inc.	3,576	472
Crocs, Inc. (a)	8,707	546
Crown Crafts, Inc.	1,456	10
Culp, Inc.	1,958	31
Dana, Inc.	21,785	425
Dave & Buster's Entertainment, Inc.	5,485	165
Deckers Outdoor Corp. (a)	3,764	1,080
Delta Apparel, Inc. (a)	923	19
Denny's Corp. (a)	9,401	138
Designer Brands, Inc. Class A	8,845	68
Destination XL Group, Inc. (a)	8,083	2
Dick's Sporting Goods, Inc.	10,657	599
Dillard's, Inc. Class A (b)	3,354	211
Dine Brands Global, Inc.	2,365	137
Dorman Products, Inc. (a)	3,840	333

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Dover Motorsports, Inc.	2,376	$5
Drive Shack, Inc. (a)	8,109	19
Duluth Holdings, Inc. Class B (a) (b)	3,455	36
Educational Development Corp.	1,078	17
El Pollo Loco Holdings, Inc. (a)	2,870	52
Emerson Radio Corp. (a)	987	1
Envela Corp. (a)	1,308	7
Escalade, Inc.	1,828	39
Ethan Allen Interiors, Inc.	2,770	56
Express, Inc. (a) (b)	7,603	7
Extended Stay America, Inc.	25,284	374
FAT Brands, Inc. (a)	380	2
Fiesta Restaurant Group, Inc. (a)	2,345	27
Five Below, Inc. (a)	7,301	1,278
Flexsteel Industries, Inc.	1,152	40
Floor & Decor Holdings, Inc. Class A (a)	13,415	1,246
Foot Locker, Inc.	13,990	566
Forward Industries, Inc. (a)	1,156	2
Fossil Group, Inc. (a)	4,484	39
Fox Factory Holding Corp. (a)	5,451	576
Franchise Group, Inc.	3,895	119
Frontdoor, Inc. (a)	13,599	683
Full House Resorts, Inc. (a)	4,087	16
Funko, Inc. Class A (a)	1,830	19
Gaia, Inc. (a)	1,350	13
GameStop Corp. Class A (a) (b)	5,567	105
Genesco, Inc. (a)	1,984	60
Gentex Corp.	37,769	1,282
Gentherm, Inc. (a)	4,162	271
G-III Apparel Group Ltd. (a)	5,995	142
Golden Entertainment, Inc. (a)	3,682	73
GoPro, Inc. Class A (a)	16,163	134
Graham Holdings Co. Class B	654	349
Grand Canyon Education, Inc. (a)	6,594	614
Green Brick Partners, Inc. (a)	8,056	185
Greenlane Holdings, Inc. Class A (a)	936	4
Group 1 Automotive, Inc.	2,669	350
Groupon, Inc. (a)	3,668	139
GrubHub, Inc. (a)	11,654	866
Guess?, Inc.	4,049	92
H&R Block, Inc.	29,084	461
Hall of Fame Resort & Entertainment Co. (a)	4,662	6
Hamilton Beach Brands Holding Co. Class A	802	14
Harbor Custom Development, Inc. (a)	396	2
Harley-Davidson, Inc.	22,340	819
Haverty Furniture Cos., Inc.	2,471	68
Helen of Troy Ltd. (a)	3,270	727
HG Holdings, Inc. (a)	5,655	3
Hibbett Sports, Inc. (a)	2,106	97
Hilton Grand Vacations, Inc. (a)	11,406	358
See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Hooker Furniture Corp.	1,733	$56
Horizon Global Corp. (a)	2,548	22
Houghton Mifflin Harcourt Co. (a)	18,764	62
Hovnanian Enterprises, Inc. Class A (a)	844	28
Hyatt Hotels Corp. Class A	4,576	340
HyreCar, Inc. (a)	2,673	19
Iconix Brand Group, Inc. (a)	2,097	3
imedia Brands, Inc. (a)	1,744	8
Inspired Entertainment, Inc. (a)	2,508	17
Installed Building Products, Inc. (a)	3,395	346
iRobot Corp. (a) (b)	3,487	280
J Alexander's Holdings, Inc. (a)	2,373	17
J. Jill, Inc. (a)	526	2
Jack in the Box, Inc.	3,426	318
JAKKS Pacific, Inc. (a)	572	3
Jerash Holdings US, Inc.	1,006	6
Johnson Outdoors, Inc. Class A	1,098	124
Kaspien Holdings, Inc. (a)	89	1
KB Home	11,376	381
Kirkland's, Inc. (a)	2,221	40
Kohl's Corp. (c)	24,298	988
Kontoor Brands, Inc.	7,954	323
Koss Corp. (a)	261	1
Kura Sushi USA, Inc. Class A (a)	455	9
Lakeland Industries, Inc. (a) (b)	1,257	34
Lands' End, Inc. (a)	2,458	53
Laureate Education, Inc. Class A (a)	7,743	113
La-Z-Boy, Inc.	6,648	265
Lazydays Holdings, Inc. (a)	1,479	24
LCI Industries	3,624	470
Leaf Group Ltd. (a)	4,217	20
Lear Corp.	7,845	1,248
Legacy Housing Corp. (a)	932	14
Leslie's, Inc. (a) (b)	6,565	182
Levi Strauss & Co. Class A	6,654	134
Lifetime Brands, Inc.	1,896	29
Lincoln Educational Services Corp. (a)	3,770	25
Liquidity Services, Inc. (a)	4,221	67
Lithia Motors, Inc. Class A	3,821	1,118
LMP Automotive Holdings, Inc. (a)	1,041	26
Luby's, Inc. (a)	3,040	9
Lumber Liquidators Holdings, Inc. (a)	3,580	110
M/I Homes, Inc. (a)	3,708	164
Macy's, Inc. (b)	44,705	503
Magnite, Inc. (a)	15,942	490
Malibu Boats, Inc. Class A (a)	2,777	173
Marine Products Corp.	2,496	36
MarineMax, Inc. (a)	3,180	111
Marriott Vacations Worldwide Corp.	6,191	850
MasterCraft Boat Holdings, Inc. (a)	1,968	49

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Mattel, Inc. (a)	37,898	$661
MDC Holdings, Inc.	8,802	428
Meritage Homes Corp. (a)	5,356	444
Modine Manufacturing Co. (a)	7,455	94
Mohawk Group Holdings, Inc. (a) (b)	2,671	46
Monarch Casino & Resort, Inc. (a)	1,836	112
Monro, Inc.	4,241	226
Motorcar Parts of America, Inc. (a)	2,362	46
Movado Group, Inc. (a)	2,059	34
Murphy USA, Inc.	4,307	564
Muscle Maker, Inc. (a)	1,456	3
Nathan's Famous, Inc.	448	25
National Vision Holdings, Inc. (a)	11,673	529
Nautilus, Inc. (a)	4,816	87
Noodles & Co. (a)	4,832	38
Nordstrom, Inc.	17,965	561
Nova Lifestyle, Inc. (a)	596	1
Ollie's Bargain Outlet Holdings, Inc. (a)	5,476	448
OneWater Marine, Inc. (a)	753	22
Overstock.com, Inc. (a) (b)	6,734	323
Oxford Industries, Inc.	2,403	157
P&F Industries, Inc. Class A	201	1
Papa John's International, Inc.	3,919	333
Party City Holdco, Inc. (a)	15,199	93
Peloton Interactive, Inc. Class A (a)	6,861	1,041
Penn National Gaming, Inc. (a)	20,296	1,753
Penske Automotive Group, Inc.	5,518	328
Perdoceo Education Corp. (a)	9,982	126
PetMed Express, Inc. (b) (c)	2,921	94
Planet Fitness, Inc. Class A (a)	12,755	990
PlayAGS, Inc. (a)	3,954	28
Polaris, Inc.	8,993	857
Potbelly Corp. (a)	3,285	14
Purple Innovation, Inc. (a)	2,164	71
Quotient Technology, Inc. (a)	10,824	102
Qurate Retail, Inc. Class A	65,002	713
Rave Restaurant Group, Inc. (a)	2,775	3
RCI Hospitality Holdings, Inc.	1,330	52
Red Lion Hotels Corp. (a)	4,010	14
Red Robin Gourmet Burgers, Inc. (a)	1,770	34
Red Rock Resorts, Inc. Class A	9,629	241
Regis Corp. (a)	5,377	49
Remark Holdings, Inc. (a) (b)	15,836	30
Rent-A-Center, Inc.	7,986	306
Revolve Group, Inc. (a)	2,000	62
RH (a)	1,602	717
Rocky Brands, Inc.	1,140	32
Roku, Inc. (a)	3,190	1,060
RumbleON, Inc. Class B (a)	213	6
Ruth's Hospitality Group, Inc.	5,087	90

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Sally Beauty Holdings, Inc. (a)	12,474	$163
Scientific Games Corp. (a)	11,001	456
Seaworld Entertainment, Inc. (a)	6,434	203
Select Interior Concepts, Inc. Class A (a)	2,772	20
Service Corp. International	24,887	1,222
Shake Shack, Inc. Class A (a) (b)	2,638	224
Shoe Carnival, Inc.	1,418	56
Shutterstock, Inc.	3,277	235
Signet Jewelers Ltd.	6,927	189
Simply, Inc. (a)	1,162	3
Six Flags Entertainment Corp.	11,958	408
Skechers USA, Inc. Class A (a)	15,533	558
Skyline Champion Corp. (a)	8,255	255
Sleep Number Corp. (a)	3,580	293
Smith & Wesson Brands, Inc.	8,722	155
Sonic Automotive, Inc. Class A	2,184	84
Sonos, Inc. (a)	15,124	354
Sportsman's Warehouse Holdings, Inc. (a)	5,918	104
Stamps.com, Inc. (a)	2,475	486
Standard Motor Products, Inc.	3,271	132
Steven Madden Ltd.	9,756	345
Stitch Fix, Inc. Class A (a)	1,405	83
StoneMor, Inc. (a)	18,956	50
Stoneridge, Inc. (a)	3,303	100
Strategic Education, Inc.	2,943	281
Strattec Strategy Corp.	472	23
Stride, Inc. (a)	6,541	139
Sturm Ruger & Co., Inc. (c)	2,491	162
Summer Infant, Inc. (a)	293	4
Superior Group of Cos., Inc.	1,913	44
Superior Industries International, Inc. (a)	3,859	16
Sypris Solutions, Inc. (a)	2,107	3
Target Hospitality Corp. (a)	6,101	10
Taylor Morrison Home Corp. (a)	17,415	447
Tempur Sealy International, Inc. (a)	28,347	765
Tenneco, Inc. Class A (a)	9,728	103
Terminix Global Holdings, Inc. (a)	17,484	892
Texas Roadhouse, Inc.	10,476	819
The Aaron's Co., Inc. (a)	4,584	87
The Buckle, Inc. (b)	3,145	92
The Cato Corp. Class A	3,035	29
The Cheesecake Factory, Inc. (b)	5,498	204
The Children's Place, Inc. (a)	1,759	88
The Container Store Group, Inc. (a)	4,150	40
The Dixie Group, Inc. (a)	2,093	5
The Goodyear Tire & Rubber Co.	35,150	383
The Lovesac Co. (a)	1,631	70
The Michaels Cos., Inc. (a) (b)	10,636	138
The New Home Co., Inc. (a)	1,985	9
The ODP Corp. (a)	7,148	209

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
The RealReal, Inc. (a)	11,871	$232
The Wendy's Co.	34,917	765
Thor Industries, Inc.	6,956	647
Tilly's, Inc. Class A	1,996	16
Toll Brothers, Inc.	13,952	606
TopBuild Corp. (a)	4,537	836
Toughbuilt Industries, Inc. (a)	6,439	5
TravelCenters of America, Inc. (a)	2,291	75
TRI Pointe Group, Inc. (a)	18,697	323
Tupperware Brands Corp. (a)	5,931	192
Turtle Beach Corp. (a) (b)	2,392	52
Unifi, Inc. (a)	2,473	44
Unique Fabricating, Inc. (a)	1,409	8
Universal Electronics, Inc. (a)	1,981	104
Universal Technical Institute, Inc. (a)	4,430	29
Urban Outfitters, Inc. (a)	6,880	176
Vail Resorts, Inc.	5,588	1,559
Veoneer, Inc. (a)	15,704	334
Vera Bradley, Inc. (a)	4,198	33
Vince Holding Corp. (a)	553	4
Vinco Ventures, Inc. (a)	1,458	2
Vista Outdoor, Inc. (a)	7,512	178
Visteon Corp. (a)	3,777	474
VOXX International Corp. (a)	2,564	33
Vroom, Inc. (a)	14,618	599
W.W. International, Inc. (a)	7,301	178
Wayfair, Inc. Class A (a) (b)	7,497	1,692
Weyco Group, Inc.	1,069	17
Williams-Sonoma, Inc.	8,095	824
Wingstop, Inc.	4,475	593
Winmark Corp.	407	76
Winnebago Industries, Inc.	4,919	295
Wolverine World Wide, Inc.	11,824	370
Wyndham Destinations, Inc.	13,233	594
Wyndham Hotels & Resorts, Inc.	12,642	751
XpresSpa Group, Inc. (a) (b)	15,431	18
YETI Holdings, Inc. (a)	8,899	609
ZAGG, Inc. (a)	4,650	19
Zovio, Inc. (a)	5,068	24
Zumiez, Inc. (a)	3,072	113
		87,062
Consumer Staples (3.2%):
22nd Century Group, Inc. (a)	20,936	46
Albertsons Cos., Inc. Class A (b)	38,799	682
Alico, Inc.	678	21
Arcadia Biosciences, Inc. (a)	2,072	5
B&G Foods, Inc. (b)	9,257	257
BellRing Brands, Inc. Class A (a)	5,747	140
Beyond Meat, Inc. (a) (b)	9,867	1,233
BJ's Wholesale Club Holdings, Inc. (a)	18,858	703

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Bunge Ltd.	20,821	$1,365
Calavo Growers, Inc.	2,573	179
Cal-Maine Foods, Inc. (a)	3,350	126
Casey's General Stores, Inc.	4,824	862
Celsius Holdings, Inc. (a)	4,561	229
Central Garden & Pet Co. Class A (a)	4,777	174
Coca-Cola Consolidated, Inc.	628	167
Coffee Holding Co., Inc. (a)	821	3
Coty, Inc. Class A (c)	47,474	333
Crimson Wine Group Ltd. (a)	2,648	14
Cyanotech Corp. (a)	674	2
Darling Ingredients, Inc. (a)	24,435	1,410
Eastside Distilling, Inc. (a)	1,598	2
Edgewell Personal Care Co.	7,558	261
elf Beauty, Inc. (a)	6,583	166
Energizer Holdings, Inc.	8,150	344
Farmer Brothers Co. (a)	2,028	9
Flowers Foods, Inc.	30,131	682
Fresh Del Monte Produce, Inc.	3,888	94
Freshpet, Inc. (a)	6,400	909
Grocery Outlet Holding Corp. (a)	11,199	440
Guardion Health Sciences, Inc. (a)	11,098	5
Herbalife Nutrition Ltd. (a)	17,198	826
HF Foods Group, Inc. Class A (a) (b)	6,870	52
Hostess Brands, Inc. (a)	11,612	170
Ifresh, Inc. (a)	2,279	2
Ingles Markets, Inc. Class A	1,901	81
Ingredion, Inc.	10,325	812
Inter Parfums, Inc.	2,536	153
J & J Snack Foods Corp.	2,064	321
John B Sanfilippo & Son, Inc.	1,205	95
Jones Soda Co. (a)	8,202	2
Jupiter Wellness, Inc. (a)	469	2
Keurig Dr Pepper, Inc.	115,517	3,696
Laird Superfood, Inc. (a) (b)	476	23
Lancaster Colony Corp.	2,906	534
Landec Corp. (a)	4,164	45
Lifevantage Corp. (a)	2,243	21
Lifeway Foods, Inc. (a)	706	4
Limoneira Co.	2,179	36
Mannatech, Inc.	192	4
Medifast, Inc.	1,715	337
MGP Ingredients, Inc.	1,870	88
Mission Produce, Inc. (a)	1,394	21
National Beverage Corp. (b)	1,797	153
Natural Alternatives International, Inc. (a)	900	9
Natural Grocers by Vitamin Cottage, Inc.	2,229	31
Nature's Sunshine Products, Inc. (a)	2,799	42
NewAge, Inc. (a)	15,514	41
Nu Skin Enterprises, Inc. Class A	7,780	425

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Ocean Bio-Chem, Inc.	713	$10
Oil-Dri Corp. of America	763	26
Performance Food Group Co. (a)	17,000	809
Pilgrim's Pride Corp. (a)	8,160	160
Post Holdings, Inc. (a)	9,487	958
PriceSmart, Inc.	2,209	201
PURE Bioscience, Inc. (a)	9,773	8
Reed's, Inc. (a) (b)	12,938	8
Reliv International, Inc. (a)	205	1
Revlon, Inc. Class A (a)	1,161	14
Reynolds Consumer Products, Inc.	9,134	274
RiceBran Technologies (a)	5,274	3
Rite Aid Corp. (a) (b)	8,696	138
Sanderson Farms, Inc.	2,720	360
Seaboard Corp.	43	130
Seneca Foods Corp. Class A (a)	913	36
Shineco, Inc. (a)	469	1
SpartanNash Co.	5,167	90
Spectrum Brands Holdings, Inc.	6,207	490
Sprouts Farmers Market, Inc. (a)	16,400	330
The Andersons, Inc.	4,806	118
The Boston Beer Co., Inc. Class A (a)	1,046	1,040
The Chefs' Warehouse, Inc. (a)	4,366	112
The Hain Celestial Group, Inc. (a)	15,848	636
The Simply Good Foods Co. (a)	12,824	402
Tootsie Roll Industries, Inc. (b)	3,113	92
TreeHouse Foods, Inc. (a)	6,343	270
Turning Point Brands, Inc.	2,055	92
U.S. Foods Holding Corp. (a)	31,078	1,034
United Natural Foods, Inc. (a)	7,605	121
United-Guardian, Inc.	485	7
Universal Corp.	3,532	172
USANA Health Sciences, Inc. (a)	1,833	141
Vector Group Ltd.	18,233	212
Veru, Inc. (a) (b)	9,012	78
Village Super Market, Inc. Class A	1,536	34
Vital Farms, Inc. (a)	1,585	40
WD-40 Co. (b)	1,854	492
Weis Markets, Inc. (c)	2,929	140
Willamette Valley Vineyards, Inc. (a)	640	4
		28,173
Energy (1.7%):
Abraxas Petroleum Corp. (a)	1,323	3
Adams Resources & Energy, Inc.	434	10
Aemetis, Inc. (a)	2,851	7
Amplify Energy Corp.	5,110	7
Amyris, Inc. (a) (b)	23,243	144
Antero Midstream Corp.	51,902	400
Antero Resources Corp. (a) (b)	34,207	186
Arch Resources, Inc.	2,385	104

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Archrock, Inc.	17,421	$151
Aspen Aerogels, Inc. (a)	3,646	61
Barnwell Industries, Inc. (a)	721	1
Basic Energy Services, Inc. (a)	3,546	—	(d)
Bonanza Creek Energy, Inc. (a)	2,548	49
BP Prudhoe Bay Royalty Trust (a) (b)	3,585	9
Brigham Minerals, Inc.	2,460	27
Bristow Group, Inc. (a)	2,986	79
Cactus, Inc. Class A	3,914	102
California Resources Corp. (a) (g)	2,931	69
Callon Petroleum Co. (a) (b)	5,994	79
Camber Energy, Inc. (a)	3,769	3
Centennial Resource Development, Inc. Class A (a)	46,163	69
Centrus Energy Corp. Class A (a)	1,230	28
ChampionX Corp. (a)	30,464	467
Cheniere Energy, Inc. (a)	40,149	2,411
Cimarex Energy Co.	15,715	589
Clean Energy Fuels Corp. (a)	22,586	178
CNX Resources Corp. (a)	33,853	366
Comstock Resources, Inc. (a)	12,460	54
CONSOL Energy, Inc. (a)	2,879	21
Contango Oil & Gas Co. (a)	14,428	33
Continental Resources, Inc. (b)	11,625	189
Contura Energy, Inc. (a)	2,883	33
Cross Timbers Royalty Trust	1,005	8
Dawson Geophysical Co. (a)	2,989	6
Delek U.S. Holdings, Inc.	11,486	185
Denbury, Inc. (a) (g)	419	11
Diamond S Shipping, Inc. (a)	3,862	26
Dorian LPG Ltd. (a)	6,308	77
Dril-Quip, Inc. (a)	4,174	124
ENGlobal Corp. (a)	2,863	9
Enservco Corp. (a)	810	2
EQT Corp. (a)	37,859	481
Equitrans Midstream Corp.	47,817	384
Evolution Petroleum Corp.	4,803	14
Exterran Corp. (a)	4,884	22
Forum Energy Technologies, Inc. (a)	794	9
FTS International, Inc. Class A (a) (g)	70	1
Geospace Technologies Corp. (a)	1,718	15
Gevo, Inc. (a) (b)	19,039	81
Goodrich Petroleum Corp. (a)	1,802	18
Green Plains, Inc. (a)	5,197	68
Gulf Island Fabrication, Inc. (a)	2,028	6
Hallador Energy Co.	4,389	6
Helix Energy Solutions Group, Inc. (a)	21,885	92
Helmerich & Payne, Inc.	14,421	334
HighPeak Energy, Inc. (a)	768	12
HighPoint Resources Corp. (a)	389	4
Houston American Energy Corp. (a)	1,052	2

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Hugoton Royalty Trust (a)	6,031	$1
ION Geophysical Corp. (a)	1,909	5
KLX Energy Services Holdings, Inc. (a)	999	6
Laredo Petroleum, Inc. (a) (b)	1,850	36
Liberty Oilfield Services, Inc. Class A	2,081	21
Magnolia Oil & Gas Corp. Class A (a)	17,260	122
Mammoth Energy Services, Inc. (a)	5,443	24
Matador Resources Co. (a)	17,029	205
Matrix Service Co. (a)	3,769	42
Mexco Energy Corp. (a)	151	1
MIND Technology, Inc. (a)	1,755	4
Murphy Oil Corp.	20,328	246
Nabors Industries Ltd. (a)	1,124	65
NACCO Industries, Inc. Class A	602	16
National Energy Services Reunited Corp. (a)	7,499	74
Natural Gas Services Group, Inc. (a)	1,986	19
NCS Multistage Holdings, Inc. (a)	146	3
New Fortress Energy, Inc.	11,590	621
Newpark Resources, Inc. (a)	13,082	25
Nextdecade Corp. (a)	18,574	39
Nextier Oilfield Solutions, Inc. (a)	32,679	112
Nine Energy Service, Inc. (a)	2,697	7
Northern Oil & Gas, Inc. (a) (b)	5,498	48
Nuverra Environmental Solutions, Inc. (a)	1,453	3
Oasis Petroleum, Inc. (a) (g)	3,350	124
Oceaneering International, Inc. (a)	12,477	99
Oil States International, Inc. (a)	7,464	37
Overseas Shipholding Group, Inc. Class A (a)	12,149	26
Ovintiv, Inc.	40,921	588
Pacific Ethanol, Inc. (a)	11,267	61
Parsley Energy, Inc. Class A	47,576	677
Patterson-UTI Energy, Inc.	27,012	142
PBF Energy, Inc. Class A	13,685	97
PDC Energy, Inc. (a)	14,355	295
Peabody Energy Corp. (a) (c)	13,762	33
Penn Virginia Corp. (a)	2,266	23
Permianville Royalty Trust	3,759	3
PHX Minerals, Inc.	2,042	5
ProPetro Holding Corp. (a)	9,467	70
QEP Resources, Inc.	33,680	80
Range Resources Corp. (a)	34,783	233
Ranger Energy Services, Inc. (a)	696	3
Renewable Energy Group, Inc. (a)	5,535	392
REX American Resources Corp. (a)	683	50
RigNet, Inc. (a)	2,135	13
Royale Energy, Inc. (a)	4,910	—	(d)
RPC, Inc. (a)	15,492	49
SandRidge Energy, Inc. (a)	5,658	18
SEACOR Holdings, Inc. (a)	2,457	102
SEACOR Marine Holdings, Inc. (a)	3,219	9

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Select Energy Services, Inc. Class A (a)	8,631	$35
SFL Corp. Ltd.	15,799	99
Silverbow Resources, Inc. (a)	1,860	10
SM Energy Co.	15,547	95
Smart Sand, Inc. (a)	4,447	8
Solaris Oilfield Infrastructure, Inc. Class A	3,114	25
Southwestern Energy Co. (a)	84,528	252
Stabilis Solutions, Inc. (a)	481	1
Superior Drilling Products, Inc. (a)	1,974	1
Talos Energy, Inc. (a)	7,353	61
Targa Resources Corp.	36,447	962
Teekay Corp. (a) (b)	9,316	20
Tellurian, Inc. (a) (b)	35,431	45
Tengasco, Inc. (a)	1,790	2
TETRA Technologies, Inc. (a)	19,205	17
Tidewater, Inc. (a)	4,415	38
Torchlight Energy Resources, Inc. (a) (b)	13,478	9
U.S. Energy Corp. Wyoming (a)	352	1
Uranium Energy Corp. (a) (b)	31,081	55
VAALCO Energy, Inc. (a)	8,952	16
Vertex Energy, Inc. (a)	5,495	4
Voc Energy Trust	2,136	5
W&T Offshore, Inc. (a) (b)	15,676	34
Westwater Resources, Inc. (a) (b)	3,155	16
Whiting Petroleum Corp. (a)	191	5
World Fuel Services Corp. (c)	9,574	298
WPX Energy, Inc. (a)	62,972	513
Zion Oil & Gas, Inc. (a)	39,305	35
		15,562
Financials (14.1%):
1895 Bancorp of Wisconsin, Inc. (a)	352	4
1st Source Corp.	2,697	109
Affiliated Managers Group, Inc.	5,547	564
AG Mortgage Investment Trust, Inc.	6,276	19
AGNC Investment Corp.	85,856	1,339
Alleghany Corp.	2,182	1,317
Allegiance Bancshares, Inc.	2,980	102
Ally Financial, Inc.	56,993	2,032
Altabancorp	2,615	73
Amerant Bancorp, Inc. (a)	1,412	21
American Equity Investment Life Holding Co.	10,945	303
American Financial Group, Inc.	11,784	1,033
American National Bankshares, Inc.	1,728	45
American National Group, Inc.	3,468	333
American River Bankshares	915	12
Ameris Bancorp	10,128	386
AMERISAFE, Inc.	2,785	160
AmeriServ Financial, Inc.	2,858	9
Ames National Corp.	1,437	35
Annaly Capital Management, Inc.	220,183	1,860

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Anworth Mortgage Asset Corp.	15,128	$41
Apollo Commercial Real Estate Finance, Inc.	17,862	200
Apollo Investment Corp.	10,932	116
Arbor Realty Trust, Inc.	19,225	273
Arch Capital Group Ltd. (a)	57,136	2,062
Ares Capital Corp.	70,799	1,196
Ares Commercial Real Estate Corp.	4,762	57
Ares Management Corp. Class A	32,040	1,507
Argo Group International Holdings Ltd.	5,171	226
Arlington Asset Investment Corp. Class A (a)	5,152	19
ARMOUR Residential REIT, Inc.	9,109	98
Arrow Financial Corp.	2,439	73
Artisan Partners Asset Management, Inc. Class A	6,713	338
Ashford, Inc. (a)	308	3
Assetmark Financial Holdings, Inc. (a)	3,641	88
Associated Bancorp	23,672	404
Associated Capital Group, Inc. Class A	523	18
Assured Guaranty Ltd.	12,048	379
Atlantic American Corp. (a)	889	2
Atlantic Union Bankshares Corp.	12,396	408
Atlanticus Holdings Corp. (a)	1,310	32
Axis Capital Holdings Ltd.	11,159	562
Axos Financial, Inc. (a)	8,111	304
Bain Capital Specialty Finance, Inc.	3,461	42
Banc of California, Inc.	7,336	108
BancFirst Corp.	2,573	151
BancorpSouth Bank	13,133	360
Bank of Hawaii Corp.	6,107	468
Bank of Marin Bancorp	1,916	66
Bank of South Carolina Corp.	740	12
Bank of the James Financial Group, Inc.	691	9
Bank OZK	20,036	627
Bank7 Corp.	470	7
Bankfinancial Corp.	2,105	18
BankUnited, Inc.	11,763	409
Bankwell Financial Group, Inc.	1,138	22
Banner Corp.	5,124	239
Bar Harbor Bankshares	2,326	53
Barings BDC, Inc.	10,504	97
Baycom Corp. (a)	1,883	29
BCB Bancorp, Inc.	2,690	30
Berkshire Hills Bancorp, Inc.	7,409	127
BGC Partners, Inc. Class A	38,268	153
BlackRock Capital Investment Corp.	12,434	33
BlackRock TCP Capital Corp.	9,677	109
Blackstone Mortgage Trust, Inc. Class A	22,532	620
Blucora, Inc. (a)	6,197	99
Bogota Financial Corp. (a)	992	9
BOK Financial Corp.	4,711	323
Boston Private Financial Holdings, Inc.	11,850	100

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Bridge Bancorp, Inc.	2,747	$66
Bridgewater Bancshares, Inc. (a)	4,169	52
Brighthouse Financial, Inc. (a)	13,045	472
Broadmark Realty Capital, Inc.	22,153	226
Broadway Financial Corp. (a)	2,649	5
Brookline Bancorp, Inc.	11,390	137
Brown & Brown, Inc.	36,642	1,737
BRP Group, Inc. Class A (a)	2,788	84
Bryn Mawr Bank Corp.	3,109	95
Business First Bancshares, Inc.	2,250	46
Byline Bancorp, Inc. Class A	4,201	65
C&F Financial Corp.	611	23
Cadence Bancorp	17,095	281
California Bancorp, Inc. (a)	1,242	19
Cambridge Bancorp Class A	1,103	77
Camden National Corp.	2,174	78
Capital Bancorp, Inc. (a)	1,650	23
Capital City Bank Group, Inc.	2,106	52
Capital Southwest Corp.	2,933	52
Capitala Finance Corp. (a)	454	7
Capitol Federal Financial, Inc.	17,903	224
Capstar Financial Holdings, Inc.	3,493	52
Capstead Mortgage Corp.	11,152	65
Cathay General Bancorp	12,011	387
CBM Bancorp, Inc.	566	8
CBTX, Inc. Class A	2,997	76
Central Pacific Financial Corp.	4,060	77
Central Valley Community Bancorp	1,991	30
Century Bancorp, Inc. Class A	504	39
CF Bankshares, Inc.	818	14
Chemung Financial Corp.	718	24
Cherry Hill Mortgage Investment Corp.	2,603	24
Chimera Investment Corp.	34,065	349
CIT Group, Inc.	14,690	527
Citizens & Northern Corp.	2,502	50
Citizens, Inc. (a) (b)	7,011	40
City Holding Co.	2,275	158
Civista Bancshares, Inc.	2,479	43
CNA Financial Corp.	4,546	177
CNB Financial Corp. Class A	2,820	60
CNO Financial Group, Inc.	20,955	466
Coastal Financial Corp. (a)	1,482	31
Codorus Valley Bancorp, Inc.	1,378	23
Cohen & Co., Inc. (a)	107	2
Cohen & Steers, Inc.	4,403	327
Colony Bankcorp, Inc.	1,289	19
Colony Credit Real Estate, Inc.	13,786	103
Columbia Banking System, Inc.	9,597	345
Columbia Financial, Inc. (a) (c)	8,304	129
Commerce Bancshares, Inc.	15,697	1,030

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Community Bank System, Inc.	7,803	$486
Community First Bancshares, Inc. (a)	583	6
Community Trust Bancorp, Inc. Class A	2,805	104
Conifer Holdings, Inc. (a)	697	2
ConnectOne Bancorp, Inc.	5,396	107
Consumer Portfolio Services, Inc. (a)	2,419	10
County Bancorp, Inc.	872	19
Cowen, Inc. Class A	3,917	102
Crawford & Co. Class B	1,425	10
Credit Acceptance Corp. (a) (b)	1,685	583
Crescent Capital BDC, Inc. (b)	4,624	67
Crossfirst Bankshares, Inc. (a)	7,432	80
Cullen/Frost Bankers, Inc.	8,318	726
Curo Group Holdings Corp.	3,151	45
Customers Bancorp, Inc. Class A (a)	4,606	84
CVB Financial Corp.	18,614	363
Diamond Hill Investment Group, Inc.	493	74
Dime Community Bancshares, Inc.	4,484	71
Donegal Group, Inc. Class A	2,045	29
Donnelley Financial Solutions, Inc. (a)	4,864	83
Dynex Capital, Inc. (b)	3,179	57
Eagle Bancorp Montana, Inc.	985	21
Eagle Bancorp, Inc.	4,698	194
East West Bancorp, Inc.	18,024	913
Eastern Bankshares, Inc. (a)	27,532	449
Eaton Vance Corp.	16,900	1,148
eHealth, Inc. (a)	3,427	242
Elevate Credit, Inc. (a)	2,487	10
Ellington Financial, Inc.	6,674	99
Ellington Residential Mortgage REIT	1,942	25
Employers Holdings, Inc.	4,181	135
Encore Capital Group, Inc. (a)	3,256	127
Enova International, Inc. (a)	5,258	130
Enstar Group Ltd. (a)	2,581	529
Enterprise Bancorp, Inc.	1,858	47
Enterprise Financial Services Corp.	4,967	174
Equitable Holdings, Inc.	50,657	1,297
Equity Bancshares, Inc. Class A (a)	2,065	45
Equus Total Return, Inc. (a)	1,359	3
Erie Indemnity Co. Class A	2,941	722
Esquire Financial Holdings, Inc. (a)	1,220	23
ESSA Bancorp, Inc.	1,633	24
Evans Bancorp, Inc.	767	21
Evercore, Inc.	6,262	687
Exantas Capital Corp.	4,893	20
EZCORP, Inc. Class A (a)	6,550	31
FactSet Research Systems, Inc.	5,792	1,926
Farmers & Merchants Bancorp, Inc.	1,757	40
FB Financial Corp.	4,112	143
FBL Financial Group, Inc. Class A	4,087	215

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Federal Agricultural Mortgage Corp. Class C	1,241	$92
Federal Home Loan Mortgage Corp. (a) (b)	93,655	218
Federal National Mortgage Association (a)	194,008	464
Federated Hermes, Inc.	12,651	365
Fednat Holding Co.	1,746	10
FFBW, Inc. (a)	349	3
FG Financial Group, Inc. (a)	415	2
Fidelity D&D Bancorp, Inc.	776	50
Fidelity National Financial, Inc.	43,786	1,712
Fidus Investment Corp.	4,094	54
Financial Institutions, Inc.	2,499	56
First Acceptance Corp. (a)	2,903	4
First American Financial Corp.	16,272	840
First Bancorp, Inc.	31,806	293
First Bancorp, Inc.	1,614	41
First Bancorp, Inc. Class A	4,460	151
First Busey Corp.	8,586	185
First Choice Bancorp	1,726	32
First Citizens BancShares, Inc. Class A	1,332	765
First Commonwealth Financial Corp.	13,850	152
First Community Bankshares, Inc.	2,493	54
First Eagle Alternative Capital BDC, Inc.	5,044	18
First Financial Bancorp	12,972	227
First Financial Bankshares, Inc.	20,236	732
First Financial Corp. Class A	1,930	75
First Financial Northwest, Inc.	1,311	15
First Hawaiian, Inc.	16,871	398
First Horizon National Corp.	85,505	1,090
First Internet Bancorp	1,543	44
First Interstate BancSystem, Inc. Class A	5,287	216
First Merchants Corp.	8,544	320
First Midwest Bancorp, Inc.	16,468	262
First Seacoast Bancorp Class B (a)	459	4
First U.S. Bancshares, Inc.	1,035	9
First United Corp.	1,112	17
First Western Financial, Inc. (a)	919	18
FirstCash, Inc.	6,248	438
Flagstar Bancorp, Inc.	7,837	319
Flushing Financial Corp.	4,065	68
FNB Corp.	49,185	467
FNCB Bancorp, Inc.	3,086	20
Focus Financial Partners, Inc. Class A (a)	2,755	120
FS KKR Capital Corp. (b)	20,732	343
FS KKR Capital Corp. II	28,473	467
Fulton Financial Corp.	24,191	308
FVCBankcorp, Inc. (a)	2,010	30
GAMCO Investors, Inc. Class A	1,656	29
Genworth Financial, Inc. (a)	76,229	288
German American Bancorp, Inc.	4,172	138
Glacier Bancorp, Inc.	14,386	662

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Gladstone Capital Corp.	5,359	$47
Gladstone Investment Corp.	5,563	56
Glen Burnie Bancorp	405	4
GoHealth, Inc. Class A (a)	7,533	103
Goldman Sachs BDC, Inc.	6,739	129
Golub Capital BDC, Inc.	19,894	281
Goosehead Insurance, Inc. Class A	1,412	176
Granite Point Mortgage Trust, Inc. (b)	9,248	92
Great Ajax Corp.	3,241	34
Great Southern Bancorp, Inc. Class A	1,739	85
Great Western Bancorp, Inc.	7,189	150
Green Dot Corp. Class A (a)	7,794	435
Greenhill & Co., Inc.	1,653	20
Guaranty Bancshares, Inc.	1,636	49
Guild Holdings Co. Class A (a)	1,106	19
GWG Holdings, Inc. (a)	776	5
Hallmark Financial Services, Inc. (a)	2,887	10
Hamilton Lane, Inc. Class A	2,298	179
Hancock Whitney Corp.	12,160	414
Hanmi Financial Corp.	4,426	50
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	11,744	745
HarborOne Bancorp, Inc.	7,428	81
Harvest Capital Credit Corp.	689	5
Hawthorn Bancshares, Inc.	1,020	22
HBT Financial, Inc.	1,702	26
HCI Group, Inc.	976	51
Heartland Financial USA, Inc.	5,809	235
Hercules Capital, Inc.	19,201	277
Heritage Commerce Corp.	8,231	73
Heritage Financial Corp.	4,632	108
Heritage Insurance Holdings, Inc.	4,372	44
Hilltop Holdings, Inc.	12,547	345
HMN Financial, Inc. (a)	721	12
Home Bancorp, Inc.	1,349	38
Home BancShares, Inc.	22,412	437
HomeStreet, Inc.	2,847	96
Hope Bancorp, Inc.	17,965	196
Horace Mann Educators Corp.	6,036	254
Horizon Bancorp, Inc. Class A	6,395	101
Horizon Technology Finance Corp.	3,077	41
Houlihan Lokey, Inc.	2,904	195
Impac Mortgage Holdings, Inc. (a)	1,992	6
Income Opportunity Realty Investors, Inc. (a)	133	2
Independence Holding Co.	932	38
Independent Bank Corp.	4,805	351
Independent Bank Corp.	3,116	58
Independent Bank Group, Inc.	5,651	353
Interactive Brokers Group, Inc.	10,492	639
International Bancshares Corp.	8,480	317
Invesco Mortgage Capital, Inc. (b)	25,523	86

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Investar Holding Corp.	1,655	$27
Investcorp Credit Management BDC, Inc.	2,330	11
Investors Bancorp, Inc.	36,843	389
Investors Title Co.	152	23
Jefferies Financial Group, Inc.	33,377	821
Kearny Financial Corp.	11,396	120
Kemper Corp.	9,314	716
Kinsale Capital Group, Inc.	3,305	661
KKR Real Estate Finance Trust, Inc.	5,591	100
Ladder Capital Corp.	9,469	93
Lakeland Bancorp, Inc. Class A	7,863	100
Lakeland Financial Corp.	4,049	217
Lemonade, Inc. (a) (b)	5,025	616
LendingTree, Inc. (a)	1,473	403
Level One Bancorp, Inc.	868	18
Limestone Bancorp, Inc. (a)	704	9
Live Oak Bancshares, Inc.	4,970	236
LPL Financial Holdings, Inc.	11,822	1,232
Lument Finance Trust, Inc.	3,050	10
Luther Burbank Corp.	2,107	21
Macatawa Bank Corp.	4,799	40
Maiden Holdings Ltd. (a)	9,376	23
Main Street Capital Corp.	11,102	358
Manning & Napier, Inc.	2,597	16
Markel Corp. (a)	2,077	2,147
Marlin Business Services Corp.	1,705	21
MBIA, Inc. (a)	7,679	51
Medallion Financial Corp. (a)	3,575	18
Medley Capital Corp. (a)	338	10
Medley Management, Inc. Class A (a)	76	1
Mercantile Bank Corp.	2,393	65
Merchants Bancorp	2,408	67
Mercury General Corp.	4,451	232
Meridian Bancorp, Inc.	6,322	94
Meta Financial Group, Inc.	4,875	178
Metropolitan Bank Holding Corp. (a)	1,320	48
MFA Financial, Inc.	59,237	230
MGIC Investment Corp.	53,883	676
Midland States Bancorp, Inc.	3,313	59
MidWestOne Financial Group, Inc.	2,400	59
Moelis & Co. Class A	4,500	210
Monroe Capital Corp.	3,569	29
Morningstar, Inc.	3,875	897
MVB Financial Corp.	1,758	40
National Bank Holdings Corp. Class A	3,640	119
National Bankshares, Inc.	1,020	32
National General Holdings Corp.	11,596	396
National Western Life Group, Inc. Class A	317	65
Navient Corp.	27,774	273
NBT Bancorp, Inc.	6,358	204
See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Nelnet, Inc. Class A	3,083	$220
New Mountain Finance Corp.	14,761	168
New Residential Investment Corp.	65,468	651
New York Community Bancorp, Inc.	64,504	681
New York Mortgage Trust, Inc.	53,156	196
Newtek Business Services Corp.	3,467	68
Nexpoint Real Estate Finance, Inc.	754	12
NI Holdings, Inc. (a)	1,249	21
Nicholas Financial, Inc. (a)	1,849	15
NMI Holdings, Inc. Class A (a)	11,509	261
Northfield Bancorp, Inc.	7,208	89
Northrim Bancorp, Inc.	961	33
Northwest Bancshares, Inc. (c)	18,412	235
Norwood Financial Corp.	1,374	36
Oaktree Specialty Lending Corp.	20,544	114
Oceanfirst Financial Corp.	9,508	177
Ocwen Financial Corp. (a)	1,234	36
OFG Bancorp	6,795	126
OFS Capital Corp.	1,752	13
Old National Bancorp	23,820	394
Old Point Financial Corp.	744	14
Old Republic International Corp.	43,807	863
Old Second Bancorp, Inc.	4,328	44
OneMain Holdings, Inc.	20,928	1,008
OP Bancorp	2,225	17
Oportun Financial Corp. (a)	2,497	48
Oppenheimer Holdings, Inc. Class A	1,536	48
Orchid Island Capital, Inc.	10,680	56
Origin Bancorp, Inc.	3,190	89
Ottawa Bancorp, Inc.	481	7
Oxford Square Capital Corp.	8,307	25
Pacific Mercantile Bancorp (a)	3,307	17
Pacific Premier Bancorp, Inc.	12,808	401
PacWest Bancorp	17,803	452
Palomar Holdings, Inc. (a)	3,164	281
Park National Corp.	2,405	253
Parke Bancorp, Inc.	1,985	31
Patriot National Bancorp, Inc. (a)	237	2
PCSB Financial Corp.	2,090	33
PDL Community Bancorp (a)	1,030	11
Peapack-Gladstone Financial Corp.	2,982	68
PennantPark Floating Rate Capital Ltd.	6,495	68
Pennantpark Investment Corp.	11,232	52
Penns Woods Bancorp, Inc.	1,181	31
Pennymac Financial Services	6,918	454
Pennymac Mortgage Investment Trust	13,902	245
Peoples Bancorp of North Carolina, Inc.	844	19
Peoples Bancorp, Inc.	3,106	84
Pinnacle Financial Partners, Inc.	10,801	696
Pioneer Bancorp, Inc. (a)	1,958	21

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Piper Sandler Cos.	2,664	$269
Plumas Bancorp	790	19
Popular, Inc.	13,409	755
Portman Ridge Finance Corp.	12,553	24
PRA Group, Inc. (a)	6,109	242
Preferred Bank	1,847	93
Premier Financial Bancorp, Inc.	2,089	28
Premier Financial Corp.	5,748	132
Primerica, Inc.	5,465	732
ProAssurance Corp.	7,764	138
PROG Holdings, Inc.	10,412	561
Prosight Global, Inc. (a)	4,460	57
Prospect Capital Corp. (b)	47,181	255
Prosperity Bancshares, Inc.	14,265	988
Protective Insurance Corp. Class B	597	8
Provident Bancorp, Inc.	2,734	33
Provident Financial Holdings, Inc.	1,010	16
Provident Financial Services, Inc.	11,425	205
Pzena Investment Management, Inc. Class A	2,742	20
QCR Holdings, Inc.	2,487	98
Radian Group, Inc.	27,919	565
Randolph Bancorp, Inc. (a)	851	19
RBB Bancorp	2,081	32
Ready Capital Corp.	7,938	99
Red River Bancshares, Inc.	884	44
Redwood Trust, Inc.	15,563	137
Regional Management Corp.	1,671	50
Reinsurance Group of America, Inc.	10,471	1,214
RenaissanceRe Holdings Ltd.	7,661	1,271
Renasant Corp.	8,849	298
Republic Bancorp, Inc. Class A	1,927	70
Republic First Bancorp, Inc. (a)	7,297	21
Rhinebeck Bancorp, Inc. (a)	709	6
Richmond Mutual Bancorporation, Inc.	2,050	28
Riverview Bancorp, Inc.	3,031	16
RLI Corp.	6,416	668
Rocket Cos., Inc. Class A (a) (b)	16,622	336
Root, Inc. Class A (a) (b)	4,622	73
S&T Bancorp, Inc.	5,729	142
Sachem Capital Corp.	3,188	13
Safeguard Scientifics, Inc. (a)	2,310	15
Safety Insurance Group, Inc. (c)	1,697	132
Salisbury Bancorp, Inc.	476	18
Sandy Spring Bancorp, Inc.	7,329	236
Santander Consumer USA Holdings, Inc.	10,255	226
Saratoga Investment Corp.	1,554	32
SB Financial Group, Inc.	1,125	21
Sculptor Capital Management, Inc.	7,425	113
Seacoast Banking Corp. of Florida (a)	6,654	196
Security National Financial Corp. Class A (a)	1,926	16

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
SEI Investments Co.	17,922	$1,030
Selective Insurance Group, Inc.	9,021	604
Selectquote, Inc. (a)	17,982	373
ServisFirst Bancshares, Inc.	7,948	320
Severn Bancorp, Inc.	1,739	12
Shore Bancshares, Inc.	1,895	28
Siebert Financial Corp. (a)	1,815	8
Sierra Bancorp	2,419	58
Signature Bank	7,199	973
Silvercrest Asset Management Group, Inc. Class A	1,327	18
Silvergate Capital Corp. Class A (a)	564	42
Simmons First National Corp. Class A	15,682	339
Sirius International Insurance Group Ltd. (a)	773	10
Sixth Street Specialty Lending, Inc.	10,083	209
SLM Corp.	57,833	717
Solar Capital Ltd.	5,947	104
Solar Senior Capital Ltd.	2,447	35
South Plains Financial, Inc.	1,845	35
South State Corp.	10,578	765
Southern First Bancshares, Inc. (a)	1,063	38
Southern Missouri Bancorp, Inc.	1,237	38
Southern National Bancorp of Virginia, Inc.	3,470	42
Southside Bancshares, Inc. (c)	4,820	150
Spirit of Texas Bancshares, Inc.	2,404	40
Starwood Property Trust, Inc.	44,831	865
State Auto Financial Corp.	2,423	43
Stellus Capital Investment Corp. (b)	3,264	36
StepStone Group, Inc. Class A (a)	2,859	114
Sterling Bancorp	30,281	544
Sterling Bancorp	2,846	13
Stewart Information Services Corp.	3,849	186
Stifel Financial Corp.	14,643	739
Stock Yards Bancorp, Inc.	3,573	145
StoneX Group, Inc. (a)	2,336	135
Summit Financial Group, Inc.	2,001	44
Suro Capital Corp. (b)	2,736	36
Synovus Financial Corp.	22,780	737
TCF Financial Corp.	23,246	860
TCG BDC, Inc.	9,433	97
Territorial Bancorp, Inc.	1,434	34
Texas Capital Bancshares, Inc. (a)	6,932	412
TFS Financial Corp.	8,920	157
The Bancorp, Inc. (a)	7,525	103
The Bank of Princeton	976	23
The Blackstone Group, Inc. Class A	107,267	6,953
The Carlyle Group, Inc.	30,774	968
The First of Long Island Corp.	3,722	66
The Hanover Insurance Group, Inc.	5,741	671
Timberland Bancorp, Inc.	1,211	29
Tompkins Financial Corp.	2,076	147

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Towne Bank	10,706	$251
TPG RE Finance Trust, Inc.	8,101	86
Tradeweb Markets, Inc. Class A	6,865	429
Trean Insurance Group, Inc. (a)	1,971	26
Tremont Mortgage Trust	1,391	5
TriCo Bancshares	4,289	151
TriplePoint Venture Growth BDC Corp.	5,164	67
Tristate Capital Holdings, Inc. (a)	4,198	73
Triumph Bancorp, Inc. (a)	3,664	178
Trupanion, Inc. (a)	4,351	521
TrustCo Bank Corp.	13,893	93
Trustmark Corp.	8,606	235
Two Harbors Investment Corp.	42,184	269
U.S. Global Investors, Inc. Class A	1,820	10
UMB Financial Corp.	5,632	389
Umpqua Holdings Corp.	31,728	480
Union Bankshares, Inc.	600	15
United Bancorp, Inc.	931	12
United Bankshares, Inc.	19,347	627
United Community Banks, Inc.	12,625	359
United Fire Group, Inc.	3,187	80
United Insurance Holdings Corp.	3,753	21
United Security Bancshares	2,361	17
Unity Bancorp, Inc.	1,363	24
Universal Insurance Holdings, Inc.	4,567	69
Univest Financial Corp.	4,511	93
Valley National Bancorp	60,217	587
Value Line, Inc.	161	5
Velocity Financial, Inc. (a)	2,187	14
Vericity, Inc. (a)	598	6
Veritex Holdings, Inc.	6,656	171
Victory Capital Holdings, Inc. Class A (h)	2,035	50
Village Bank and Trust Financial Corp. (a)	118	4
Virtu Financial, Inc. Class A	4,862	122
Virtus Investment Partners, Inc.	1,008	219
Voya Financial, Inc.	19,249	1,132
Waddell & Reed Financial, Inc. Class A	7,544	192
Walker & Dunlop, Inc.	4,290	395
Washington Federal, Inc.	11,431	294
Washington Trust Bancorp, Inc.	2,545	114
Webster Financial Corp.	11,786	497
WesBanco, Inc.	10,022	300
West Bancorp, Inc.	2,428	47
Westamerica Bancorp	3,376	187
Westbury Bancorp, Inc. (a)	445	11
Western Alliance Bancorp	15,709	941
Western Asset Mortgage Capital Corp. (b)	9,271	30
Western New England Bancorp, Inc.	3,635	25
Westwood Holdings Group, Inc.	1,305	19
White Mountains Insurance Group Ltd.	488	488

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
WhiteHorse Finance, Inc.	2,616	$36
Wintrust Financial Corp.	8,304	507
WisdomTree Investments, Inc.	16,201	87
World Acceptance Corp. (a) (b)	1,048	107
WSFS Financial Corp.	7,346	330
		127,668
Health Care (16.9%):
10X Genomics, Inc. Class A (a)	1,803	255
1Life Healthcare, Inc. (a)	12,701	554
89bio, Inc. (a)	2,831	69
9 Meters Biopharma, Inc. (a) (b)	31,478	27
Abeona Therapeutics, Inc. (a)	14,525	23
Acadia Healthcare Co., Inc. (a)	12,076	607
ACADIA Pharmaceuticals, Inc. (a)	21,572	1,153
Accelerate Diagnostics, Inc. (a) (b)	5,828	44
Acceleron Pharma, Inc. (a)	7,167	917
Accolade, Inc. (a) (b)	6,270	273
Accuray, Inc. (a)	14,220	59
AcelRx Pharmaceuticals, Inc. (a) (b)	14,399	18
Acer Therapeutics, Inc. (a) (b)	1,132	3
Achieve Life Sciences, Inc. (a)	600	5
Aclaris Therapeutics, Inc. (a)	6,831	44
Acorda Therapeutics, Inc. (a)	6,026	5
Acutus Medical, Inc. (a) (b)	1,586	46
Adamis Pharmaceuticals Corp. (a) (b)	15,062	7
Adaptive Biotechnologies Corp. (a)	12,373	732
Addus HomeCare Corp. (a)	2,304	270
Adial Pharmaceuticals, Inc. (a)	2,146	4
Adicet Bio, Inc. (a)	3,091	43
Aditx Therapeutics, Inc. (a)	1,255	3
Advaxis, Inc. (a)	14,784	5
Adverum Biotechnologies, Inc. (a)	14,207	154
Aeglea BioTherapeutics, Inc. (a)	6,665	52
Aerie Pharmaceuticals, Inc. (a) (b)	7,294	99
Agenus, Inc. (a)	27,076	86
AgeX Therapeutics, Inc. (a)	3,536	5
Agile Therapeutics, Inc. (a) (b)	11,132	32
Agios Pharmaceuticals, Inc. (a)	9,050	392
Aileron Therapeutics, Inc. (a)	4,975	5
AIM ImmunoTech, Inc. (a)	6,816	12
Akebia Therapeutics, Inc. (a)	22,519	63
Akero Therapeutics, Inc. (a)	2,792	72
Akers Biosciences, Inc. (a)	1,247	2
Akouos, Inc. (a)	3,283	65
Albireo Pharma, Inc. (a)	2,812	105
Aldeyra Therapeutics, Inc. (a)	5,463	37
Alector, Inc. (a)	10,089	153
Aligos Therapeutics, Inc. (a) (b)	1,660	46
Alimera Sciences, Inc. (a)	705	3
Alkermes PLC (a)	22,662	452

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Allakos, Inc. (a)	2,815	$394
Allena Pharmaceuticals, Inc. (a)	6,362	8
Allied Healthcare Products, Inc. (a)	545	3
Allogene Therapeutics, Inc. (a)	10,575	267
Allovir, Inc. (a) (b)	2,836	109
Allscripts Healthcare Solutions, Inc. (a)	20,908	302
Alnylam Pharmaceuticals, Inc. (a)	13,235	1,721
Alphatec Holdings, Inc. (a)	11,824	172
Alpine Immune Sciences, Inc. (a)	2,153	27
Altimmune, Inc. (a)	4,488	51
ALX Oncology Holdings, Inc. (a) (b)	1,492	129
Amedisys, Inc. (a)	5,057	1,483
American Renal Associates Holdings, Inc. Class A (a)	2,371	27
American Shared Hospital Services (a)	618	1
American Well Corp. Class A (a) (b)	6,691	169
Amicus Therapeutics, Inc. (a)	36,233	837
AMN Healthcare Services, Inc. (a)	6,776	462
Amneal Pharmaceuticals, Inc. (a)	46,700	213
Amphastar Pharmaceuticals, Inc. (a)	5,809	117
Ampio Pharmaceuticals, Inc. (a) (b)	29,141	46
AnaptysBio, Inc. (a)	4,307	93
AngioDynamics, Inc. (a)	5,404	83
ANI Pharmaceuticals, Inc. (a)	1,448	42
Anika Therapeutics, Inc. (a)	1,643	74
Anixa Biosciences, Inc. (a)	3,985	12
Annexon, Inc. (a)	2,621	66
Annovis Bio, Inc. (a)	670	5
Antares Pharma, Inc. (a)	24,571	98
Apellis Pharmaceuticals, Inc. (a)	9,896	566
Apollo Endosurgery, Inc. (a)	3,369	11
Apollo Medical Holdings, Inc. (a)	6,182	113
Applied Genetic Technologies Corp. (a)	3,556	15
Applied Molecular Transport, Inc. (a) (b)	1,987	61
Applied Therapeutics, Inc. (a)	1,997	44
Aprea Therapeutics, Inc. (a)	1,668	8
Aptevo Therapeutics, Inc. (a)	639	23
Aptinyx, Inc. (a)	6,570	23
Apyx Medical Corp. (a)	4,881	35
AquaBounty Technologies, Inc. (a)	5,571	49
Aquestive Therapeutics, Inc. (a) (b)	5,351	29
Aravive, Inc. (a)	1,536	9
ARCA biopharma, Inc. (a)	1,546	6
Arcus Biosciences, Inc. (a)	7,940	206
Arcutis Biotherapeutics, Inc. (a)	3,947	111
Ardelyx, Inc. (a)	11,944	77
Arena Pharmaceuticals, Inc. (a)	9,062	696
Aridis Pharmaceuticals, Inc. (a)	1,062	6
Arrowhead Pharmaceuticals, Inc. (a)	15,321	1,176
Arvinas, Inc. (a)	5,896	501
Aspira Women's Health, Inc. (a)	9,067	61

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Assembly Biosciences, Inc. (a)	5,145	$31
Assertio Holdings, Inc. (a)	15,987	6
Atara Biotherapeutics, Inc. (a)	13,101	257
Atea Pharmaceuticals, Inc. (a) (b)	2,076	87
Athenex, Inc. (a)	12,353	137
Athira Pharma, Inc. (a)	2,122	73
Atossa Therapeutics, Inc. (a)	7,273	7
Atreca, Inc. Class A (a)	1,968	32
AtriCure, Inc. (a)	6,411	357
Atrion Corp.	169	109
aTyr Pharma, Inc. (a)	1,467	6
Avanos Medical, Inc. Class I (a)	5,689	261
Avantor, Inc. (a)	77,509	2,183
Avenue Therapeutics, Inc. (a)	1,234	7
AVEO Pharmaceuticals, Inc. (a)	4,151	24
Avid Bioservices, Inc. (a)	8,268	95
Avidity Biosciences, Inc. (a)	5,029	128
Avinger, Inc. (a)	13,800	6
Avrobio, Inc. (a)	5,764	80
Axcella Health, Inc. (a)	2,075	11
Axogen, Inc. (a)	6,319	113
Axonics Modulation Technologies, Inc. (a) (b)	4,668	233
Axsome Therapeutics, Inc. (a)	4,692	382
Ayala Pharmaceuticals, Inc. (a)	856	10
Aytu BioScience, Inc. (a)	2,658	16
Aziyo Biologics, Inc. Class A (a)	497	7
AzurRx BioPharma, Inc. (a)	4,840	5
Baudax Bio, Inc. (a)	4,776	5
Beam Therapeutics, Inc. (a) (b)	6,021	492
Bellerophon Therapeutics, Inc. (a)	1,416	9
Bellicum Pharmaceuticals, Inc. (a)	971	3
Berkeley Lights, Inc. (a)	1,402	125
Bioanalytical Systems, Inc. (a)	1,307	16
Biocept, Inc. (a)	2,244	10
BioCryst Pharmaceuticals, Inc. (a)	27,213	203
BioDelivery Sciences International, Inc. (a)	15,922	67
Biodesix, Inc. (a)	660	13
Biolase, Inc. (a) (b)	14,647	6
BioLife Solutions, Inc. (a)	4,552	182
BioMarin Pharmaceutical, Inc. (a)	21,896	1,921
Biomerica, Inc. (a)	1,693	8
BioNano Genomics, Inc. (a) (b)	24,893	77
Bio-Techne Corp.	5,886	1,869
BioTelemetry, Inc. (a)	4,936	356
Bioxcel Therapeutics, Inc. (a)	2,204	102
Black Diamond Therapeutics, Inc. (a)	4,161	133
bluebird bio, Inc. (a)	9,229	399
Blueprint Medicines Corp. (a)	8,123	911
Brickell Biotech, Inc. (a)	8,696	7
Bridgebio Pharma, Inc. (a) (b)	11,293	803

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Brookdale Senior Living, Inc. (a)	28,878	$128
Bruker Corp.	9,234	500
C4 Therapeutics, Inc. (a) (b)	1,658	55
Cabaletta Bio, Inc. (a)	1,531	19
Caladrius Biosciences, Inc. (a)	3,087	4
Calithera Biosciences, Inc. (a)	9,456	46
Calyxt, Inc. (a)	1,677	7
Cancer Genetics, Inc. (a)	602	2
Cantel Medical Corp.	4,246	335
Capital Senior Living Corp. (a)	207	3
Capricor Therapeutics, Inc. (a)	3,288	11
Cara Therapeutics, Inc. (a)	6,094	92
Cardiff Oncology, Inc. (a)	5,622	101
Cardiovascular Systems, Inc. (a)	4,302	188
CareDx, Inc. (a)	7,262	526
CASI Pharmaceuticals, Inc. (a)	12,458	37
Cassava Sciences, Inc. (a) (b)	5,504	38
Castle Biosciences, Inc. (a)	3,036	204
Castlight Health, Inc. Class B (a)	6,956	9
Catabasis Pharmaceuticals, Inc. (a)	3,196	7
Catalyst Biosciences, Inc. (a)	3,517	22
Catalyst Pharmaceuticals, Inc. (a)	16,322	55
Celcuity, Inc. (a)	811	7
Celldex Therapeutics, Inc. (a)	6,297	110
Cellectar Biosciences, Inc. (a) (b)	7,226	15
CEL-SCI Corp. (a) (b)	6,147	72
Celsion Corp. (a)	6,018	4
Cerecor, Inc. (a)	12,047	32
Cerus Corp. (a)	19,320	134
Champions Oncology, Inc. (a)	1,066	12
Change Healthcare, Inc. (a)	47,943	894
Charles River Laboratories International, Inc. (a)	7,666	1,916
Checkmate Pharmaceuticals, Inc. (a)	830	12
Checkpoint Therapeutics, Inc. (a)	6,482	17
Chembio Diagnostics, Inc. (a) (b)	2,805	13
Chemed Corp.	2,459	1,310
Chemocentryx, Inc. (a)	7,072	438
Chiasma, Inc. (a)	3,632	16
Chimerix, Inc. (a)	7,660	37
Chinook Therapeutics, Inc. (a)	4,591	73
Cidara Therapeutics, Inc. (a)	6,109	12
Clearside Biomedical, Inc. (a)	6,723	18
Cleveland BioLabs, Inc. (a)	983	3
Clovis Oncology, Inc. (a) (b)	13,908	67
CNS Pharmaceuticals, Inc. (a)	2,248	4
Cocrystal Pharma, Inc. (a)	8,615	12
Codexis, Inc. (a)	8,519	186
Co-Diagnostics, Inc. (a) (b)	4,167	39
Codiak Biosciences, Inc. (a)	943	30
Cogent Biosciences, Inc. (a)	2,016	22

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Cohbar, Inc. (a)	7,962	$11
Coherus Biosciences, Inc. (a)	8,690	151
Collegium Pharmaceutical, Inc. (a)	4,287	86
Community Health Systems, Inc. (a)	14,629	109
Computer Programs & Systems, Inc.	1,921	52
Concert Pharmaceuticals, Inc. (a)	4,210	53
Conformis, Inc. (a)	13,677	9
CONMED Corp.	3,881	435
Constellation Pharmaceuticals, Inc. (a)	6,296	181
Corcept Therapeutics, Inc. (a)	17,126	448
Cortexyme, Inc. (a)	1,334	37
CorVel Corp. (a)	1,349	143
Corvus Pharmaceuticals, Inc. (a)	4,137	15
Covetrus, Inc. (a)	11,963	344
Crinetics Pharmaceuticals, Inc. (a)	3,364	47
Cross Country Healthcare, Inc. (a)	4,279	38
CryoLife, Inc. (a)	5,273	124
CryoPort, Inc. (a) (b)	5,449	239
CTI BioPharma Corp. (a)	11,120	36
Cue BioPharma, Inc. (a)	4,514	56
Cumberland Pharmaceuticals, Inc. (a)	1,411	4
Curis, Inc. (a) (b)	12,823	105
Cutera, Inc. (a)	2,540	61
Cyclacel Pharmaceuticals, Inc. (a)	774	6
Cyclerion Therapeutics, Inc. (a)	3,471	11
Cytokinetics, Inc. (a)	9,604	200
CytomX Therapeutics, Inc. (a)	6,737	44
CytoSorbents Corp. (a) (b)	6,365	51
CytRx Corp. (a)	5,317	9
Dare Bioscience, Inc. (a)	5,919	8
Deciphera Pharmaceuticals, Inc. (a)	6,772	386
Delcath Systems, Inc. (a)	875	16
Denali Therapeutics, Inc. (a)	14,263	1,196
Dicerna Pharmaceuticals, Inc. (a)	10,183	224
Digirad Corp. (a)	781	3
Diversicare Healthcare Services, Inc. (a)	597	2
Durect Corp. (a)	27,570	57
Dynavax Technologies Corp. (a) (b)	15,504	69
Dyne Therapeutics, Inc. (a)	2,132	45
Eagle Pharmaceuticals, Inc. (a)	1,484	69
Eargo, Inc. (a)	1,407	63
Editas Medicine, Inc. (a)	7,832	549
Eidos Therapeutics, Inc. (a)	2,332	307
Eiger Biopharmaceuticals, Inc. (a)	4,796	59
Ekso Bionics Holdings, Inc. (a)	1,142	7
Elanco Animal Health, Inc. (a)	50,597	1,551
Electrocore, Inc. (a)	5,102	8
Electromed, Inc. (a)	1,341	13
Eledon Pharmaceuticals, Inc. (a)	202	3
Eloxx Pharmaceuticals, Inc. (a)	4,305	17

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Emergent BioSolutions, Inc. (a)	7,369	$660
Enanta Pharmaceuticals, Inc. (a)	2,691	113
Encompass Health Corp.	15,325	1,267
Endo International PLC (a)	32,793	235
ENDRA Life Sciences, Inc. (a)	5,075	4
Entasis Therapeutics Holdings, Inc. (a)	2,437	6
Envista Holdings Corp. (a)	20,325	686
Enzo Biochem, Inc. (a)	6,499	16
Enzon Pharmaceuticals, Inc. (a)	11,065	3
Epizyme, Inc. (a)	11,912	129
Equillium, Inc. (a) (b)	2,527	14
Esperion Therapeutics, Inc. (a) (b)	3,456	90
Establishment Labs Holdings, Inc. (a)	2,434	92
Eton Pharmaceuticals, Inc. (a)	3,245	26
Evelo Biosciences, Inc. (a)	2,553	31
Evofem Biosciences, Inc. (a) (b)	12,803	31
Evoke Pharma, Inc. (a)	4,067	10
Evolent Health, Inc. Class A (a)	12,502	200
Evolus, Inc. (a) (b)	4,184	14
Exact Sciences Corp. (a)	23,178	3,072
Exagen, Inc. (a)	911	12
Exelixis, Inc. (a)	47,296	949
EyeGate Pharmaceuticals, Inc. (a)	729	4
Eyenovia, Inc. (a)	2,918	18
Fate Therapeutics, Inc. (a)	12,569	1,143
Fennec Pharmaceuticals, Inc. (a)	3,373	25
Fibrogen, Inc. (a)	11,130	413
Five Prime Therapeutics, Inc. (a)	7,449	127
Five Star Senior Living, Inc. (a)	1,798	12
Flexion Therapeutics, Inc. (a) (b)	5,122	59
Fluidigm Corp. (a)	10,678	64
Foghorn Therapeutics, Inc. (a)	1,260	26
FONAR Corp. (a)	1,053	18
Forma Therapeutics Holdings, Inc. (a) (b)	4,826	168
Forte Biosciences, Inc. (a)	1,763	64
Fortress Biotech, Inc. (a)	12,401	39
Frequency Therapeutics, Inc. (a)	5,086	179
F-Star Therapeutics, Inc. (a)	687	7
Fulcrum Therapeutics, Inc. (a)	1,610	19
Fulgent Genetics, Inc. (a) (b)	2,481	129
G1 Therapeutics, Inc. (a)	4,143	75
Galectin Therapeutics, Inc. (a)	7,171	16
Galera Therapeutics, Inc. (a)	1,463	15
Generation Bio Co. (a)	3,273	93
Genesis Healthcare, Inc. (a)	11,456	6
GenMark Diagnostics, Inc. (a)	9,612	140
Genocea Biosciences, Inc. (a)	6,315	15
Genprex, Inc. (a)	5,774	24
Geron Corp. (a) (b)	48,371	77
Glaukos Corp. (a)	4,670	351

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Global Blood Therapeutics, Inc. (a)	6,936	$300
Globus Medical, Inc. (a)	10,249	668
GlycoMimetics, Inc. (a)	6,009	23
GoodRx Holdings, Inc. Class A (a) (b)	5,884	237
Gossamer Bio, Inc. (a)	9,285	90
Graybug Vision, Inc. (a)	984	29
Great Elm Group, Inc. (a)	3,759	10
Greenwich Lifesciences, Inc. (a)	604	22
Gritstone Oncology, Inc. (a) (b)	4,049	16
Guardant Health, Inc. (a)	15,575	2,007
Haemonetics Corp. (a)	6,975	828
Halozyme Therapeutics, Inc. (a)	18,344	783
Hancock Jaffe Laboratories, Inc. (a)	406	4
Hanger, Inc. (a)	4,724	104
Harmony Biosciences Holdings, Inc. (a)	762	28
Harpoon Therapeutics, Inc. (a)	1,573	26
Harrow Health, Inc. (a)	4,097	28
Harvard Bioscience, Inc. (a)	5,681	24
Health Catalyst, Inc. (a)	6,621	288
HealthEquity, Inc. (a)	11,589	808
HealthStream, Inc. (a)	3,768	82
Heat Biologics, Inc. (a)	3,449	18
Helius Medical Technologies, Inc. (a)	7,741	3
Heron Therapeutics, Inc. (a)	14,307	303
Heska Corp. (a)	1,378	201
Hill-Rom Holdings, Inc.	10,297	1,009
Histogen, Inc. (a)	2,439	2
HMS Holdings Corp. (a)	12,758	469
Homology Medicines, Inc. (a)	3,488	39
Hookipa Pharma, Inc. (a)	1,607	18
Horizon Therapeutics PLC (a)	34,386	2,516
Hoth Therapeutics, Inc. (a)	1,441	3
HTG Molecular Diagnostics, Inc. (a)	754	4
iCAD, Inc. (a) (b)	3,428	45
ICU Medical, Inc. (a)	2,601	558
Ideaya Biosciences, Inc. (a)	3,701	52
Idera Pharmaceuticals, Inc. (a)	4,370	16
IGM Biosciences, Inc. (a) (b)	1,183	104
Imac Holdings, Inc. (a)	1,269	2
IMARA, Inc. (a)	1,079	24
ImmuCell Corp. (a)	1,003	6
Immunic, Inc. (a)	2,568	39
ImmunoGen, Inc. (a)	29,216	188
Immunome, Inc. (a)	565	5
Immunovant, Inc. (a)	6,888	318
Inari Medical, Inc. (a)	3,264	285
Infinity Pharmaceuticals, Inc. (a)	10,111	21
Infusystem Holdings, Inc. (a)	2,814	53
Inhibrx, Inc. (a)	2,464	81
Inmune Bio, Inc. (a)	1,149	20

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Innoviva, Inc. (a)	10,021	$124
Inogen, Inc. (a)	2,001	89
Inovalon Holdings, Inc. Class A (a)	7,289	132
Inovio Pharmaceuticals, Inc. (a) (b)	26,394	234
Inozyme Pharma, Inc. (a)	1,214	25
Insmed, Inc. (a)	11,775	392
Inspire Medical System, Inc. (a)	3,565	671
Insulet Corp. (a)	7,400	1,891
Integer Holdings Corp. (a)	4,681	380
Integra LifeSciences Holdings Corp. (a)	8,753	568
Intellia Therapeutics, Inc. (a)	6,532	355
Intercept Pharmaceuticals, Inc. (a)	3,979	98
Interpace Biosciences, Inc. (a)	636	2
Intersect ENT, Inc. (a)	4,330	99
IntriCon Corp. (a)	1,408	25
Invacare Corp.	4,324	39
Invitae Corp. (a)	25,161	1,052
Ionis Pharmaceuticals, Inc. (a)	16,631	940
iRadimed Corp. (a)	1,089	25
iRhythm Technologies, Inc. (a)	3,482	826
IRIDEX Corp. (a)	2,142	5
Ironwood Pharmaceuticals, Inc. (a)	21,456	244
IsoRay, Inc. (a)	14,612	7
iTeos Therapeutics, Inc. (a)	1,879	64
IVERIC bio, Inc. (a)	13,204	91
Jaguar Health, Inc. (a) (b)	11,404	9
Jounce Therapeutics, Inc. (a)	2,937	21
Kala Pharmaceuticals, Inc. (a) (b)	7,327	50
Kaleido Biosciences, Inc. (a) (b)	1,929	18
KalVista Pharmaceuticals, Inc. (a)	1,680	32
Karuna Therapeutics, Inc. (a)	2,156	219
Keros Therapeutics, Inc. (a)	1,522	107
Kewaunee Scientific Corp. (a)	379	5
Kezar Life Sciences, Inc. (a)	4,883	25
Kindred Biosciences, Inc. (a)	5,882	25
Kiniksa Pharmaceuticals Ltd. Class A (a)	1,483	26
Kiromic BioPharma, Inc. (a)	209	2
Kodiak Sciences, Inc. (a)	6,550	962
Krystal Biotech, Inc. (a)	2,443	147
Kura Oncology, Inc. (a)	8,134	266
Kymera Therapeutics, Inc. (a)	1,490	92
Lannett Co., Inc. (a)	4,463	29
Lantern Pharma, Inc. (a)	500	10
Lantheus Holdings, Inc. (a)	8,962	121
Larimar Therapeutics, Inc. (a)	2,444	52
Leap Therapeutics, Inc. (a)	6,596	15
LeMaitre Vascular, Inc.	2,181	88
LENSAR, Inc. (a)	1,640	12
Lexicon Pharmaceuticals, Inc. (a) (b)	12,326	42
LHC Group, Inc. (a)	4,763	1,016

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Ligand Pharmaceuticals, Inc. (a) (b)	2,236	$222
Lineage Cell Therapeutics, Inc. (a) (b)	24,122	42
Liquidia Technologies, Inc. (a) (b)	5,296	16
LogicBio Therapeutics, Inc. (a)	4,313	33
Luminex Corp.	6,703	155
Lumos Pharma, Inc. (a) (b)	959	34
Lyra Therapeutics, Inc. (a)	1,148	13
MacroGenics, Inc. (a)	7,156	164
Madrigal Pharmaceuticals, Inc. (a) (b)	1,581	176
Magellan Health, Inc. (a)	3,732	309
Magenta Therapeutics, Inc. (a)	5,260	41
MannKind Corp. (a)	36,239	113
Maravai LifeSciences Holdings, Inc. Class A (a)	9,926	278
Marinus Pharmaceuticals, Inc. (a) (b)	5,068	62
Marker Therapeutics, Inc. (a)	5,551	8
Masimo Corp. (a)	7,102	1,905
Mateon Therapeutics, Inc. (a)	11,708	3
Matinas BioPharma Holdings, Inc. (a) (b)	31,376	43
MediciNova, Inc. (a) (b)	7,075	37
MEDNAX, Inc. (a)	13,049	320
Medpace Holdings, Inc. (a)	4,315	601
MEI Pharma, Inc. (a)	16,400	43
MeiraGTx Holdings PLC (a)	5,673	86
Meridian Bioscience, Inc. (a)	6,206	116
Merit Medical Systems, Inc. (a)	7,631	424
Merrimack Pharmaceuticals, Inc. (a)	2,107	15
Mersana Therapeutics, Inc. (a)	10,213	272
Metacrine, Inc. (a)	1,087	9
Microbot Medical, Inc. (a)	1,096	8
Millendo Therapeutics, Inc. (a)	2,705	6
Minerva Neurosciences, Inc. (a)	6,792	16
Miragen Therapeutics, Inc. (a)	511	8
Mirum Pharmaceuticals, Inc. (a)	2,597	45
Misonix, Inc. (a)	2,067	26
Moderna, Inc. (a)	55,685	5,818
Molecular Templates, Inc. (a)	4,353	41
Moleculin Biotech, Inc. (a)	9,836	8
Molina Healthcare, Inc. (a)	7,550	1,606
Monopar Therapeutics, Inc. (a)	710	4
Morphic Holding, Inc. (a)	1,564	52
Motus GI Holdings, Inc. (a)	4,375	4
MTBC, Inc. (a)	1,414	13
Mustang Bio, Inc. (a)	8,197	31
Myomo, Inc. (a)	760	5
Myriad Genetics, Inc. (a)	10,710	212
NanoString Technologies, Inc. (a)	5,315	355
NantHealth, Inc. (a) (b)	4,658	15
NantKwest, Inc. (a) (b)	6,731	90
Natera, Inc. (a)	13,586	1,353
National Healthcare Corp. (c)	2,264	150

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
National Research Corp.	1,823	$78
Natus Medical, Inc. (a)	4,823	97
Navidea Biopharmaceuticals, Inc. (a)	3,130	7
Nektar Therapeutics (a)	15,327	261
Neogen Corp. (a)	6,575	521
NeoGenomics, Inc. (a)	16,182	871
Neoleukin Therapeutics, Inc. (a)	5,615	79
Neos Therapeutics, Inc. (a)	7,919	5
NeuroBo Pharmaceuticals, Inc. (a)	413	2
Neurocrine Biosciences, Inc. (a)	12,365	1,185
NeuroMetrix, Inc. (a)	634	2
Neuronetics, Inc. (a) (b)	2,702	30
Nevro Corp. (a)	4,614	799
NextCure, Inc. (a)	3,185	35
NextGen Healthcare, Inc. (a)	6,708	122
NGM Biopharmaceuticals, Inc. (a)	4,972	151
Nkarta, Inc. (a) (b)	2,949	181
Northwest Biotherapeutics, Inc. (a) (b)	127,823	195
NovaBay Pharmaceuticals, Inc. (a)	5,460	4
Novan, Inc. (a)	22,048	18
Novavax, Inc. (a) (b)	10,025	1,118
Nurix Therapeutics, Inc. (a)	1,953	64
NuVasive, Inc. (a)	7,646	431
Oak Street Health, Inc. (a)	2,824	173
Obalon Therapeutics, Inc. (a)	1,041	2
Ocugen, Inc. (a)	25,243	46
Ocular Therapeutix, Inc. (a)	11,362	235
Ocuphire Pharma, Inc. (a)	817	5
Odonate Therapeutics, Inc. (a)	3,357	64
Olema Pharmaceuticals, Inc. (a)	1,871	90
Omeros Corp. (a) (b)	9,605	137
Omnicell, Inc. (a)	6,095	732
Oncocyte Corp. (a)	9,689	23
Onconova Therapeutics, Inc. (a) (b)	30,983	14
Oncorus, Inc. (a)	1,023	33
OncoSec Medical, Inc. (a)	2,249	15
Oncternal Therapeutics, Inc. (a)	6,744	33
Ontrak, Inc. (a) (b)	1,400	87
OpGen, Inc. (a) (b)	3,376	7
Opiant Pharmaceuticals, Inc. (a)	678	5
OPKO Health, Inc. (a) (b)	79,691	315
Optinose, Inc. (a)	5,060	21
Option Care Health, Inc. (a)	9,073	142
Oragenics, Inc. (a)	13,528	6
Oramed Pharmaceuticals, Inc. (a)	3,728	16
OraSure Technologies, Inc. (a)	9,614	102
Organogenesis Holdings, Inc. (a)	6,297	47
Orgenesis, Inc. (a)	3,723	17
ORIC Pharmaceuticals, Inc. (a)	4,448	151
Orthofix Medical, Inc. (a)	2,591	111

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Orthopediatrics Corp. (a) (b)	1,966	$81
Osmotica Pharmaceuticals PLC (a) (b)	2,936	12
Otonomy, Inc. (a)	7,675	50
Outlook Therapeutics, Inc. (a)	9,588	12
Outset Medical, Inc. (a)	1,574	89
Ovid Therapeutics, Inc. (a)	7,864	18
Owens & Minor, Inc.	10,837	293
Oyster Point Pharma, Inc. (a)	1,560	29
Pacific Biosciences of California, Inc. (a)	24,151	626
Pacira BioSciences, Inc. (a)	5,822	348
Palatin Technologies, Inc. (a) (b)	36,203	24
Pandion Therapeutics, Inc. (a)	1,286	19
Paratek Pharmaceuticals, Inc. (a)	6,728	42
Passage Bio, Inc. (a)	3,890	99
Patterson Cos., Inc. (c)	9,377	278
PAVmed, Inc. (a)	8,506	18
PDL BioPharma, Inc. (i)	17,605	43
PDS Biotechnology Corp. (a)	3,319	7
Penumbra, Inc. (a)	4,684	820
Personalis, Inc. (a)	3,522	129
PetIQ, Inc. (a) (b)	1,106	43
Petros Pharmaceuticals, Inc. (a)	716	3
PhaseBio Pharmaceuticals, Inc. (a) (b)	2,607	9
Phathom Pharmaceuticals, Inc. (a)	2,620	87
Phibro Animal Health Corp. Class A	2,169	42
Phreesia, Inc. (a)	6,466	351
Pieris Pharmaceuticals, Inc. (a)	8,814	22
Pliant Therapeutics, Inc. (a) (b)	2,912	66
Plus Therapeutics, Inc. (a)	769	2
PLx Pharma, Inc. (a)	2,144	12
PMV Pharmaceuticals, Inc. (a)	2,025	125
PolarityTE, Inc. (a)	7,170	5
Poseida Therapeutics, Inc. (a)	5,178	57
PPD, Inc. (a)	27,531	942
PRA Health Sciences, Inc. (a)	8,060	1,011
Praxis Precision Medicines, Inc. (a)	1,731	95
Precigen, Inc. (a) (b)	11,806	120
Precipio, Inc. (a) (b)	2,857	6
Precision BioSciences, Inc. (a)	6,945	58
Predictive Oncology, Inc. (a)	2,724	2
Prelude Therapeutics, Inc. (a) (b)	1,464	105
Premier, Inc. Class A	7,159	251
Pressure BioSciences, Inc. (a)	651	1
Prestige Consumer Healthcare, Inc. (a)	7,554	263
Prevail Therapeutics, Inc. (a)	4,991	115
Pro-Dex, Inc. (a)	472	15
Progenity, Inc. (a) (b)	2,837	15
Progyny, Inc. (a)	7,402	314
ProPhase Labs, Inc. (a) (b)	1,516	14
Protagonist Therapeutics, Inc. (a)	4,743	96
See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Protalix BioTherapeutics, Inc. (a)	3,853	$14
Protara Therapeutics, Inc. (a)	1,446	35
Provention Bio, Inc. (a)	8,233	139
Psychemedics Corp.	880	4
PTC Therapeutics, Inc. (a)	9,374	572
Pulmatrix, Inc. (a)	5,534	7
Pulmonx Corp. (a)	3,944	272
Pulse Biosciences, Inc. (a) (b)	2,292	55
Puma Biotechnology, Inc. (a)	5,529	57
Qualigen Therapeutics, Inc. (a)	4,114	12
Quanterix Corp. (a)	3,979	185
Quidel Corp. (a)	4,722	848
R1 RCM, Inc. (a)	17,003	408
RA Medical Systems, Inc. (a)	465	3
RadNet, Inc. (a)	6,747	132
RAPT Therapeutics, Inc. (a)	2,016	40
Reata Pharmaceuticals, Inc. Class A (a)	3,122	386
Recro Pharma, Inc. (a)	3,763	11
RegeneRx Biopharmaceuticals, Inc. (a)	13,189	6
REGENXBIO, Inc. (a)	4,261	193
Regulus Therapeutics, Inc. (a)	10,319	14
Relay Therapeutics, Inc. (a)	7,387	307
Relmada Therapeutics, Inc. (a)	2,422	78
Repligen Corp. (a)	7,581	1,454
Replimune Group, Inc. (a)	5,390	206
ReShape Lifesciences, Inc. (a)	936	3
Retractable Technologies, Inc. (a) (b)	2,606	28
Revance Therapeutics, Inc. (a)	9,811	278
REVOLUTION Medicines, Inc. (a)	6,005	238
Rhythm Pharmaceuticals, Inc. (a)	5,554	165
Rigel Pharmaceuticals, Inc. (a)	22,364	78
Rocket Pharmaceuticals, Inc. (a)	8,050	441
Rockwell Medical, Inc. (a)	12,697	13
Royalty Pharma PLC Class A	13,706	686
Rubius Therapeutics, Inc. (a) (b)	3,931	30
Sage Therapeutics, Inc. (a)	7,411	641
Salarius Pharmaceuticals, Inc. (a)	3,125	3
Sangamo Therapeutics, Inc. (a) (b)	18,245	285
Sarepta Therapeutics, Inc. (a)	10,444	1,782
Satsuma Pharmaceuticals, Inc. (a)	1,167	5
Savara, Inc. (a)	6,893	8
Scholar Rock Holding Corp. (a) (b)	1,916	93
Schrodinger, Inc. (a)	1,863	148
scPharmaceuticals, Inc. (a)	3,570	19
SCYNEXIS, Inc. (a)	1,741	13
Seagen, Inc. (a)	27,185	4,762
Seaspine Holdings Corp. (a)	2,870	50
Second Sight Medical Products, Inc. (a)	2,208	4
Seelos Therapeutics, Inc. (a)	8,413	13
Select Medical Holdings Corp. (a)	13,546	375

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Selecta Biosciences, Inc. (a)	13,573	$41
Sellas Life Sciences Group, Inc. (a)	1,737	10
Seneca BioPharma, Inc. (a)	2,868	3
Senestech, Inc. (a)	687	1
Senseonics Holdings, Inc. (a) (b)	19,343	17
Sensus Healthcare, Inc. (a)	2,046	8
Seres Therapeutics, Inc. (a)	7,643	187
Sesen Bio, Inc. (a)	20,151	27
Shattuck Labs, Inc. (a)	2,098	110
Shockwave Medical, Inc. (a)	4,190	435
SI-BONE, Inc. (a)	4,662	139
Sientra, Inc. (a) (b)	7,523	29
Sierra Oncology, Inc. (a)	1,128	18
SIGA Technologies, Inc. (a)	7,391	54
Silk Road Medical, Inc. (a)	5,348	337
Simulations Plus, Inc.	2,204	159
SiNtx Technologies, Inc. (a)	4,195	7
SmileDirectClub, Inc. (a)	9,701	116
Soleno Therapeutics, Inc. (a)	9,736	19
Solid Biosciences, Inc. (a)	7,953	60
Soliton, Inc. (a)	2,023	16
Sonoma Pharmaceuticals, Inc. (a)	325	2
Sotera Health Co. (a)	7,901	217
Spectrum Pharmaceuticals, Inc. (a)	20,534	70
Spero Therapeutics, Inc. (a)	4,009	78
SpringWorks Therapeutics, Inc. (a)	3,921	284
Spruce Biosciences, Inc. (a)	1,050	26
SQZ Biotechnologies Co. (a)	723	21
STAAR Surgical Co. (a)	6,798	539
Stereotaxis, Inc. (a)	11,357	58
Stoke Therapeutics, Inc. (a)	2,772	172
Strata Skin Sciences, Inc. (a)	3,621	5
Streamline Health Solutions, Inc. (a)	4,980	8
Strongbridge BioPharma PLC (a)	8,899	22
Sunesis Pharmaceuticals, Inc. (a)	2,940	6
SunLink Health Systems, Inc. (a)	693	1
Supernus Pharmaceuticals, Inc. (a)	7,502	189
Surface Oncology, Inc. (a)	4,838	45
Surgalign Holdings, Inc. (a)	9,000	20
Surgery Partners, Inc. (a)	4,060	118
Surmodics, Inc. (a)	1,947	85
Sutro Biopharma, Inc. (a)	5,688	123
Syndax Pharmaceuticals, Inc. (a)	6,836	152
Syneos Health, Inc. (a)	10,627	724
Synlogic, Inc. (a)	3,618	8
Synthetic Biologics, Inc. (a)	3,249	1
Syros Pharmaceuticals, Inc. (a)	3,684	40
T2 Biosystems, Inc. (a)	23,795	30
Tabula Rasa Healthcare, Inc. (a) (b)	3,074	132
Tactile Systems Technology, Inc. (a)	1,952	88

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Tandem Diabetes Care, Inc. (a)	9,586	$917
Tarsus Pharmaceuticals, Inc. (a)	987	41
TCR2 Therapeutics, Inc. (a)	3,079	95
Tela Bio, Inc. (a)	1,741	26
Teladoc Health, Inc. (a) (b)	21,613	4,322
Teligent, Inc. (a)	569	—	(d)
Tenet Healthcare Corp. (a)	15,909	635
TFF Pharmaceuticals, Inc. (a)	2,830	41
The Ensign Group, Inc.	7,906	577
The Joint Corp. (a)	2,093	55
The Pennant Group, Inc. (a)	3,117	181
The Providence Service Corp. (a)	1,972	273
TherapeuticsMD, Inc. (a) (b)	40,677	49
Thermogenesis Holdings, Inc. (a)	810	2
Tilray, Inc. Class 2 (a) (b)	1,790	15
Timber Pharmaceuticals, Inc. (a)	1,109	1
Tivity Health, Inc. (a)	5,294	104
Tonix Pharmaceuticals Holding Corp. (a)	32,094	22
Tracon Pharmaceuticals, Inc. (a)	2,224	26
TransEnterix, Inc. (a)	15,398	10
Translate Bio, Inc. (a)	8,840	163
TransMedics Group, Inc. (a)	3,640	72
Travere Therapeutics, Inc. (a)	6,842	186
Trevena, Inc. (a) (b)	25,780	55
Trevi Therapeutics, Inc. (a)	862	2
Tricida, Inc. (a)	6,810	48
Turning Point Therapeutics, Inc. (a)	6,698	816
Twist Bioscience Corp. (a)	6,417	907
Tyme Technologies, Inc. (a)	11,994	15
U.S. Physical Therapy, Inc.	1,356	163
Ultragenyx Pharmaceutical, Inc. (a)	6,760	936
United Therapeutics Corp. (a)	6,403	972
UNITY Biotechnology, Inc. (a) (b)	5,230	27
UroGen Pharma Ltd. (a)	2,554	46
Urovant Sciences Ltd. (a)	1,063	17
Utah Medical Products, Inc.	409	34
Vaccinex, Inc. (a) (b)	3,450	7
Vanda Pharmaceuticals, Inc. (a)	7,238	95
Vapotherm, Inc. (a)	3,525	95
Varex Imaging Corp. (a)	4,860	81
Vaxart, Inc. (a) (b)	17,789	102
Vaxcyte, Inc. (a) (b)	4,780	127
Veeva Systems, Inc. Class A (a)	16,424	4,471
Venus Concept, Inc. (a)	4,546	8
Veracyte, Inc. (a)	6,595	323
Verastem, Inc. (a) (b)	26,450	56
Vericel Corp. (a)	6,012	186
Verrica Pharmaceuticals, Inc. (a)	1,733	20
Viela Bio, Inc. (a) (b)	2,572	93
Viemed Healthcare, Inc. (a)	6,230	48

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Viking Therapeutics, Inc. (a) (b)	10,510	$59
Vir Biotechnology, Inc. (a) (b)	8,536	229
Viveve Medical, Inc. (a)	345	2
Vocera Communications, Inc. (a)	3,429	142
Voyager Therapeutics, Inc. (a)	3,703	26
vTv Therapeutics, Inc. Class A (a)	1,361	3
VYNE Therapeutics, Inc. (a) (b)	22,780	36
X4 Pharmaceuticals, Inc. (a)	2,319	15
XBiotech, Inc. (a) (b)	2,647	41
Xencor, Inc. (a)	5,005	218
Xeris Pharmaceuticals, Inc. (a) (b)	7,630	38
XOMA Corp. (a) (b)	1,773	78
Xtant Medical Holdings, Inc. (a)	11,951	14
Yield10 Bioscience, Inc. (a)	397	2
Y-mAbs Therapeutics, Inc. (a)	3,733	185
Yumanity Therapeutics, Inc.	376	6
Zentalis Pharmaceuticals, Inc. (a)	3,810	198
ZIOPHARM Oncology, Inc. (a) (b) (c)	29,078	73
Zogenix, Inc. (a)	8,674	173
Zomedica Corp. (a) (b)	87,878	20
Zosano Pharma Corp. (a)	13,216	7
Zynerba Pharmaceuticals, Inc. (a) (b)	4,439	15
		152,805
Industrials (13.7%):
AAON, Inc.	5,339	356
AAR Corp.	5,086	184
ABM Industries, Inc.	9,608	364
Acacia Research Corp. (a)	7,843	31
ACCO Brands Corp.	14,089	119
Acme United Corp.	436	13
Acuity Brands, Inc.	5,184	628
ADT, Inc.	17,850	140
Advanced Drainage Systems, Inc.	8,619	720
AECOM (a)	16,417	817
Aegion Corp. (a)	3,454	66
AeroCentury Corp. (a)	186	2
Aerojet Rocketdyne Holdings, Inc. (a)	9,710	513
AeroVironment, Inc. (a)	2,988	260
AGCO Corp.	9,662	996
AIkido Pharma, Inc.	5,206	5
Air Industries Group (a)	3,402	4
Air Lease Corp.	16,773	745
Air T, Inc. (a)	270	7
Air Transport Services Group, Inc. (a)	8,785	275
Alamo Group, Inc.	1,532	211
Albany International Corp.	3,680	270
Allegiant Travel Co.	2,032	385
Allied Motion Technologies, Inc.	1,471	75
Allison Transmission Holdings, Inc.	15,289	659
Alta Equipment Group, Inc. (a)	2,665	26

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Altra Industrial Motion Corp.	9,649	$535
AMERCO, Inc.	1,511	686
Ameresco, Inc. Class A (a)	3,448	180
American Superconductor Corp. (a)	4,208	99
American Woodmark Corp. (a)	2,249	211
AMREP Corp. (a)	294	3
Apogee Enterprises, Inc.	3,448	109
Applied Energetics, Inc. (a)	25,537	8
Applied Industrial Technologies, Inc.	5,260	410
Applied UV, Inc. (a)	426	2
Aqua Metals, Inc. (a)	9,189	28
ARC Document Solutions, Inc.	6,613	10
ArcBest Corp.	3,661	156
Arcosa, Inc.	6,954	382
Argan, Inc.	2,468	110
Armstrong Flooring, Inc. (a)	3,188	12
Armstrong World Industries, Inc.	5,452	406
Array Technologies, Inc. (a)	7,872	340
Art's-Way Manufacturing Co., Inc. (a)	386	1
ASGN, Inc. (a)	7,267	607
Astec Industries, Inc.	3,257	189
Astronics Corp. (a) (c)	3,302	44
Astrotech Corp. (a)	2,829	5
Atkore International Group, Inc. (a)	6,830	281
Atlas Air Worldwide Holdings, Inc. (a)	4,011	219
Avalon Holdings Corp. Class A (a)	318	1
Avis Budget Group, Inc. (a) (c)	9,222	344
Axon Enterprise, Inc. (a)	8,410	1,030
AZZ, Inc.	3,407	162
Babcock & Wilcox Enterprises, Inc. (a)	4,531	16
Barnes Group, Inc.	5,851	297
Barrett Business Services, Inc.	1,127	77
Beacon Roofing Supply, Inc. (a)	8,437	339
BioHiTech Global, Inc. (a)	3,482	4
Bloom Energy Corp. Class A (a)	2,784	80
BlueLinx Holdings, Inc. (a)	1,490	44
BMC Stock Holdings, Inc. (a)	10,595	569
Brady Corp. Class A	5,751	304
Brightview Holdings, Inc. (a)	7,028	106
Broadwind Energy, Inc. (a)	2,412	19
Builders FirstSource, Inc. (a)	16,439	671
BWX Technologies, Inc.	12,933	780
CAI International, Inc.	2,408	75
Capstone Turbine Corp. (a)	1,855	20
Carlisle Cos., Inc.	7,064	1,103
Casella Waste Systems, Inc. (a)	6,509	403
CBIZ, Inc. (a)	8,587	229
CECO Environmental Corp. (a)	4,520	31
Charah Solutions, Inc. (a)	2,412	7
Chart Industries, Inc. (a)	4,772	562

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Chicago Rivet & Machine Co.	133	$3
CIRCOR International, Inc. (a)	2,680	103
Civeo Corp. (a)	1,786	25
Clean Harbors, Inc. (a)	7,959	605
Colfax Corp. (a)	11,907	455
Columbus McKinnon Corp.	3,483	134
Comfort Systems USA, Inc.	5,243	276
Commercial Vehicle Group, Inc. (a)	5,106	44
Construction Partners, Inc. Class A (a)	1,908	56
Cornerstone Building Brands, Inc. (a)	7,754	72
CoStar Group, Inc. (a) (c)	5,877	5,431
Covanta Holding Corp.	19,899	261
Covenant Logistics Group, Inc. Class A (a)	1,952	29
CPI Aerostructures, Inc. (a)	1,842	7
CRA International, Inc.	1,055	54
Crane Co.	7,788	605
CSW Industrials, Inc.	2,207	247
Cubic Corp.	3,908	242
Curtiss-Wright Corp.	6,327	736
Daseke, Inc. (a)	7,625	44
Deluxe Corp.	5,685	166
DLH Holdings Corp. (a)	1,842	17
DMC Global, Inc.	1,708	74
Document Security Systems, Inc. (a)	577	4
Donaldson Co., Inc.	17,765	993
Douglas Dynamics, Inc.	2,795	120
DPW Holdings, Inc. (a)	2,880	13
Ducommun, Inc. (a)	1,845	99
Dun & Bradstreet Holdings, Inc. (a)	23,387	582
DXP Enterprise, Inc. (a)	2,354	52
Dycom Industries, Inc. (a)	4,224	319
Eagle Bulk Shipping, Inc. (a)	1,107	21
Echo Global Logistics, Inc. (a)	3,789	102
EMCOR Group, Inc.	7,822	715
Encore Wire Corp.	3,007	182
Energous Corp. (a)	6,866	12
Energy Focus, Inc. (a)	534	2
Energy Recovery, Inc. (a)	7,519	103
Enerpac Tool Group Corp.	6,812	154
EnerSys	6,419	533
Ennis, Inc. (c)	4,022	72
Enphase Energy, Inc. (a)	18,201	3,193
EnPro Industries, Inc.	2,959	223
ESCO Technologies, Inc.	3,271	338
Espey Manufacturing & Electronics Corp.	314	6
EVI Industries, Inc. (a)	863	26
Evoqua Water Technologies Corp. (a)	14,464	390
Exponent, Inc.	7,438	670
Federal Signal Corp.	8,821	293
Fluor Corp.	17,904	286

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Forrester Research, Inc. (a)	1,620	$68
Forward Air Corp.	3,963	305
Foundation Building Materials, Inc. (a)	3,257	63
Franklin Covey Co. (a)	2,185	49
Franklin Electric Co., Inc.	5,108	354
FreightCar America, Inc. (a)	2,290	6
FTI Consulting, Inc. (a)	5,138	574
Fuel Tech, Inc. (a)	2,814	11
FuelCell Energy, Inc. (a) (b)	49,530	553
Gates Industrial Corp. PLC (a)	7,307	93
GATX Corp.	4,222	351
GEE Group, Inc. (a)	2,042	2
Gencor Industries, Inc. (a)	1,542	19
Gibraltar Industries, Inc. (a)	4,195	302
Giga-tronics, Inc. (a)	327	1
GMS, Inc. (a)	5,792	177
Graco, Inc.	25,822	1,868
GrafTech International Ltd.	17,904	191
Graham Corp.	1,571	24
Granite Construction, Inc.	5,325	142
Great Lakes Dredge & Dock Corp. (a)	10,231	135
Griffon Corp.	6,958	142
H&E Equipment Services, Inc.	5,261	157
Harsco Corp. (a)	11,502	207
Hawaiian Holdings, Inc.	6,011	106
HC2 Holdings, Inc. (a) (b)	5,517	18
Healthcare Services Group	10,348	291
Heartland Express, Inc.	7,039	127
HEICO Corp. Class A	10,851	1,269
Heidrick & Struggles International, Inc.	2,789	82
Helios Technologies, Inc.	4,088	218
Herc Holdings, Inc. (a)	4,602	306
Heritage-Crystal Clean, Inc. (a)	2,653	56
Herman Miller, Inc.	8,782	297
Hexcel Corp.	11,755	570
Hillenbrand, Inc.	9,771	389
HNI Corp.	5,081	175
Houston Wire & Cable Co. (a)	2,328	6
Hub Group, Inc. Class A (a)	4,406	251
Hubbell, Inc.	8,359	1,311
Hudson Global, Inc. (a)	378	4
Hudson Technologies, Inc. (a)	5,218	6
Hurco Cos., Inc.	1,045	31
Huron Consulting Group, Inc. (a)	3,257	192
Hyster-Yale Materials Handling, Inc.	1,845	110
IAA, Inc. (a)	20,724	1,346
IBEX Ltd. (a)	1,126	21
ICF International, Inc.	2,970	221
Ideal Power, Inc. (a)	424	3
IES Holdings, Inc. Class A (a)	3,526	162

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Infrastructure And Energy Alternatives, Inc. Class A (a)	3,589	$59
Innovative Solutions & Support, Inc.	1,793	12
Insperity, Inc.	5,783	471
Insteel Industries, Inc.	2,555	57
Interface, Inc.	7,273	76
ITT, Inc.	11,145	858
JanOne, Inc. (a)	181	1
JELD-WEN Holding, Inc. (a)	10,277	261
JetBlue Airways Corp. (a)	41,927	609
Jewett-Cameron Trading Co. Ltd. (a)	327	3
John Bean Technologies Corp.	4,199	478
Kadant, Inc.	1,812	255
Kaman Corp.	3,988	228
KAR Auction Services, Inc.	19,488	363
Kelly Services, Inc. Class A	4,542	93
Kennametal, Inc.	11,579	420
Kforce, Inc.	3,421	144
Kimball International, Inc. Class B	5,513	66
Kirby Corp. (a)	8,449	438
Knight-Swift Transportation Holdings, Inc.	24,752	1,036
Knoll, Inc.	6,792	100
Korn Ferry	7,802	339
Kratos Defense & Security Solutions, Inc. (a)	18,097	496
Landstar System, Inc.	5,466	736
Lawson Products, Inc. (a)	787	40
LB Foster Co. Class A (a)	1,692	25
Lennox International, Inc.	5,388	1,475
Limbach Holdings, Inc. (a)	1,115	14
Lincoln Electric Holdings, Inc.	8,568	996
Lindsay Corp.	1,474	189
LSI Industries, Inc.	3,267	28
Lydall, Inc. (a)	2,555	77
Lyft, Inc. Class A (a)	5,851	287
Manitex International, Inc. (a)	2,454	13
ManpowerGroup, Inc.	8,385	756
Marten Transport Ltd.	8,588	148
MasTec, Inc. (a)	7,796	532
Mastech Digital, Inc. (a)	743	12
Matson, Inc.	4,980	284
Matthews International Corp. Class A	4,580	135
Maxar Technologies, Inc.	9,515	367
McGrath RentCorp	3,474	233
Mercury Systems, Inc. (a)	8,538	752
Meritor, Inc. (a)	9,570	267
Mesa Air Group, Inc. (a)	3,560	24
Miller Industries, Inc.	1,796	68
Mistras Group, Inc. (a)	3,130	24
Montrose Environmental Group, Inc. (a)	2,007	62
Moog, Inc. Class A	3,862	306
MRC Global, Inc. (a)	11,297	75

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
MSA Safety, Inc.	4,959	$740
MSC Industrial Direct Co., Inc.	5,403	456
Mueller Industries, Inc.	8,319	292
Mueller Water Products, Inc. Class A	23,043	285
MYR Group, Inc. (a)	1,934	116
National Presto Industries, Inc.	741	66
Navistar International Corp. (a)	13,846	609
Nl Industries, Inc.	1,389	7
NN, Inc. (a) (b)	5,082	33
Nordson Corp.	7,972	1,602
Northwest Pipe Co. (a)	1,544	44
NOW, Inc. (a)	15,758	113
nVent Electric PLC	26,504	617
Ocean Power Technologies, Inc. (a)	5,159	14
Odyssey Marine Exploration, Inc. (a)	1,800	13
Omega Flex, Inc.	355	52
Orion Energy Systems, Inc. (a)	4,374	43
Orion Group Holdings, Inc. (a)	4,688	23
Oshkosh Corp.	8,339	718
Owens Corning, Inc.	16,500	1,250
PAE, Inc. (a)	10,639	98
PAM Transportation Services, Inc. (a)	307	15
Park Aerospace Corp.	2,732	37
Park-Ohio Holdings Corp.	1,395	43
Parsons Corp. (a)	16,537	602
Patrick Industries, Inc.	3,405	233
Patriot Transportation Holding, Inc.	300	3
Performant Financial Corp. (a)	4,678	4
Perma-Fix Environmental Services (a)	1,670	10
Perma-Pipe International Holdings, Inc. (a)	1,286	8
PGT Innovations, Inc. (a)	7,309	149
PICO Holdings, Inc. (a)	2,916	27
Pitney Bowes, Inc.	23,490	145
Plug Power, Inc. (a)	71,429	2,422
Polar Power, Inc. (a)	1,015	5
Powell Industries, Inc.	1,304	38
Preformed Line Products Co.	461	32
Primoris Services Corp.	7,010	194
Proto Labs, Inc. (a)	2,196	337
Quad/Graphics, Inc.	4,854	19
Quanex Building Products Corp.	4,671	104
Quest Resource Holding Corp. (a)	2,248	5
R.R. Donnelley & Sons Co.	10,885	25
Raven Industries, Inc.	5,165	171
RBC Bearings, Inc. (a)	3,532	632
RCM Technologies, Inc. (a)	1,556	3
Red Violet, Inc. (a)	1,262	33
Regal Beloit Corp.	5,441	668
Rekor Systems, Inc. (a)	4,530	37
Resideo Technologies, Inc. (a)	20,712	440

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Resources Connection, Inc.	4,673	$59
REV Group, Inc.	4,998	44
Rexnord Corp.	18,941	748
Rush Enterprises, Inc. Class A	5,960	247
Ryder System, Inc.	7,583	468
Saia, Inc. (a)	3,768	681
Schneider National, Inc. Class B	6,536	135
SG Blocks, Inc. (a)	1,267	8
Shiftpixy, Inc. (a)	1,366	3
SIFCO Industries, Inc. (a)	496	4
Simpson Manufacturing Co., Inc.	5,747	537
Sino-Global Shipping America Ltd. (a)	864	2
SiteOne Landscape Supply, Inc. (a)	5,187	823
SkyWest, Inc.	7,308	295
SP Plus Corp. (a)	3,404	98
Spirit AeroSystems Holdings, Inc. Class A	16,812	657
Spirit Airlines, Inc. (a)	15,382	376
SPX Corp. (a)	5,627	307
SPX Flow, Inc. (a)	5,021	291
Standex International Corp.	1,680	130
Steelcase, Inc. Class A	12,308	167
Stericycle, Inc. (a)	12,116	839
Sterling Construction Co., Inc. (a)	4,425	82
Sunrun, Inc. (a)	24,157	1,676
Sunworks, Inc. (a)	2,758	14
Systemax, Inc.	2,695	97
Taylor Devices, Inc. (a)	462	5
Team, Inc. (a)	3,694	40
Tennant Co.	2,414	169
Terex Corp.	9,868	344
Tetra Tech, Inc.	8,108	938
Textainer Group Holdings Ltd. (a)	7,938	152
The AZEK Co., Inc. (a)	5,440	209
The Brink's Co.	7,453	537
The Eastern Co.	931	22
The Exone Co. (a)	1,800	17
The Gorman-Rupp Co.	3,629	118
The Greenbrier Cos., Inc.	4,344	158
The LS Starrett Co. Class A (a)	843	4
The Manitowoc Co., Inc. (a)	5,153	69
The Middleby Corp. (a)	7,080	913
The Shyft Group, Inc.	5,300	150
The Timken Co.	10,983	850
The Toro Co.	16,537	1,568
Thermon Group Holdings, Inc. (a)	4,058	63
Titan International, Inc.	9,460	46
Titan Machinery, Inc. (a)	2,758	54
TPI Composites, Inc. (a)	5,149	272
TransUnion	27,098	2,688
Trex Co., Inc. (a)	17,651	1,477

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
TriMas Corp. (a)	5,793	$183
TriNet Group, Inc. (a)	6,921	558
Trinity Industries, Inc.	16,447	434
Triumph Group, Inc.	6,285	79
TrueBlue, Inc. (a)	5,111	96
Tutor Perini Corp. (a)	6,046	78
Twin Disc, Inc. (a)	1,705	13
U.S. Ecology, Inc.	4,540	165
Uber Technologies, Inc. (a)	257,062	13,111
UFP Industries, Inc.	8,815	490
Ultralife Corp. (a)	2,535	16
UniFirst Corp.	1,899	402
Univar Solutions, Inc. (a)	21,813	415
Universal Logistics Holdings, Inc.	676	14
Upwork, Inc. (a)	17,996	621
USA Truck, Inc. (a)	1,233	11
Valmont Industries, Inc.	3,311	579
Vectrus, Inc. (a)	1,480	74
Veritiv Corp. (a)	2,130	44
Viad Corp.	2,943	106
Vicor Corp. (a)	2,755	254
Virco Manufacturing Corp. (a)	2,213	6
VirTra, Inc. (a)	1,301	5
VSE Corp.	1,259	48
Wabash National Corp.	7,629	131
Watsco, Inc.	4,255	963
Watts Water Technologies, Inc. Class A	3,156	384
Welbilt, Inc. (a)	21,100	279
Werner Enterprises, Inc.	8,450	331
WESCO International, Inc. (a)	6,958	546
Wilhelmina International, Inc. (a)	553	3
Willdan Group, Inc. (a)	1,800	75
Williams Industrial Services Group, Inc. (a)	3,523	9
Willis Lease Finance Corp. (a)	380	12
WillScot Mobile Mini Holdings Corp. (a)	21,397	496
Woodward, Inc.	7,995	972
XPO Logistics, Inc. (a)	14,089	1,678
YRC Worldwide, Inc. (a)	7,141	32
		124,512
Information Technology (21.5%):
2U, Inc. (a) (b)	9,900	396
3d Systems Corp. (a) (b)	16,845	177
8x8, Inc. (a)	13,002	448
A10 Networks, Inc. (a)	10,537	104
Acacia Communications, Inc. (a)	6,284	458
ACI Worldwide, Inc. (a)	15,844	609
ACM Research, Inc. Class A (a)	371	30
ADDvantage Technologies Group, Inc. (a)	1,086	3
ADTRAN, Inc.	6,909	102
Advanced Energy Industries, Inc. (a)	5,578	541

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Aehr Test Systems (a)	3,905	$10
Agilysys, Inc. (a)	3,478	133
Airgain, Inc. (a) (b)	1,538	27
Akoustis Technologies, Inc. (a) (b)	5,695	70
Alarm.com Holdings, Inc. (a)	6,253	647
Allegro MicroSystems, Inc. (a)	4,125	110
Alliance Data Systems Corp.	7,435	551
Alpha & Omega Semiconductor Ltd. (a)	3,544	84
Altair Engineering, Inc. Class A (a) (b)	2,221	129
Alteryx, Inc. Class A (a)	2,454	299
Ambarella, Inc. (a)	5,451	501
American Software, Inc. Class A	3,112	53
Amkor Technology, Inc.	20,308	306
Amtech Systems, Inc. (a)	1,861	12
Anaplan, Inc. (a)	20,205	1,452
Andrea Electronics Corp. (a)	10,497	—	(d)
Appfolio, Inc. Class A (a)	2,185	393
Appian Corp. (a) (b)	1,878	304
Applied DNA Sciences, Inc. (a)	816	4
Applied Optoelectronics, Inc. (a) (b)	3,349	28
Arlo Technologies, Inc. (a)	10,593	83
Arrow Electronics, Inc. (a)	11,643	1,133
Asana, Inc. Class A (a)	5,070	150
Aspen Technology, Inc. (a)	9,529	1,241
AstroNova, Inc.	1,069	11
Asure Software, Inc. (a)	2,707	19
Atomera, Inc. (a) (b)	3,379	54
Avalara, Inc. (a)	12,751	2,103
Avaya Holdings Corp. (a)	12,154	233
Aviat Networks, Inc. (a)	650	22
Avid Technology, Inc. (a)	5,184	82
Avnet, Inc.	15,232	535
Aware, Inc. (a)	2,156	8
Axcelis Technologies, Inc. (a)	4,433	129
AXT, Inc. (a)	6,504	62
Badger Meter, Inc.	3,902	367
Bel Fuse, Inc. Class B	1,470	22
Belden, Inc.	5,979	251
Benchmark Electronics, Inc.	5,255	142
Benefitfocus, Inc. (a)	4,531	66
Bentley Systems, Inc. Class B	1,755	71
BigCommerce Holdings, Inc. (a)	1,590	102
Bill.com Holdings, Inc. (a)	9,926	1,355
BK Technologies Corp.	1,614	5
Black Knight, Inc. (a)	17,888	1,580
Blackbaud, Inc.	6,145	354
Blackline, Inc. (a)	7,577	1,011
Booz Allen Hamilton Holding Corp.	18,250	1,591
Bottomline Technologies de, Inc. (a)	5,819	307
Box, Inc. Class A (a)	24,982	451

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Boxlight Corp. Class A (a) (b)	6,943	$11
Bridgeline Digital, Inc. (a)	733	2
Brightcove, Inc. (a)	5,735	106
Brooks Automation, Inc.	9,895	671
BSQUARE Corp. (a)	2,084	3
CACI International, Inc. Class A (a)	3,887	969
CalAmp Corp. (a)	4,576	45
Calix, Inc. (a)	8,693	259
Cambium Networks Corp. (a)	1,076	27
Cardtronics PLC Class A (a)	6,036	213
Casa Systems, Inc. (a)	6,576	41
Cass Information Systems, Inc.	1,788	70
CCUR Holdings, Inc.	902	3
CDK Global, Inc.	17,328	898
Cemtrex, Inc. (a)	2,581	3
Cerence, Inc. (a)	5,894	592
Ceridian HCM Holding, Inc. (a)	12,876	1,372
CEVA, Inc. (a)	3,019	137
ChannelAdvisor Corp. (a)	4,567	73
Ciena Corp. (a)	23,784	1,257
Cirrus Logic, Inc. (a)	7,477	615
Clearfield, Inc. (a)	1,921	47
ClearOne, Inc. (a)	1,164	3
ClearSign Technologies Corp. (a)	3,775	11
Cloudera, Inc. (a)	48,173	670
Cloudflare, Inc. Class A (a)	6,178	469
CMC Materials, Inc.	4,385	663
Coda Octopus Group, Inc. (a) (b)	775	5
Cognex Corp.	25,452	2,043
Coherent, Inc. (a)	3,767	565
Cohu, Inc.	5,624	215
CommScope Holding Co., Inc. (a)	28,286	379
Communications Systems, Inc.	1,249	6
CommVault Systems, Inc. (a)	7,106	393
Computer Task Group, Inc. (a)	2,341	14
Comtech Telecommunications Corp.	3,603	75
Concentrix Corp. (a)	4,663	460
Conduent, Inc. (a)	33,307	160
CoreLogic, Inc.	11,987	927
Cornerstone OnDemand, Inc. (a)	10,173	448
Corsair Gaming, Inc. (a) (b)	2,310	84
Coupa Software, Inc. (a)	10,611	3,596
CPI Card Group, Inc. (a)	790	3
Cree, Inc. (a)	12,754	1,351
Crowdstrike Holdings, Inc. Class A (a)	3,336	707
CSG Systems International, Inc.	4,747	214
CSP, Inc.	566	4
CTS Corp.	4,054	139
CVD Equipment Corp. (a)	969	4
Cyberoptics Corp. (a)	1,142	26

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Daktronics, Inc.	5,725	$27
Data I/O Corp. (a)	1,410	6
Datadog, Inc. Class A (a)	4,081	402
Datto Holding Corp. (a)	3,775	102
Dell Technologies, Inc. Class C (a)	35,171	2,577
Diebold Nixdorf, Inc. (a)	10,671	114
Digi International, Inc. (a)	3,527	67
Digimarc Corp. (a) (b)	2,130	101
Digital Ally, Inc. (a)	4,261	10
Diodes, Inc. (a)	6,452	455
DocuSign, Inc. (a)	28,538	6,343
Dolby Laboratories, Inc. Class A	9,246	898
Domo, Inc. Class B (a)	1,569	100
Dropbox, Inc. Class A (a)	6,236	138
DSP Group, Inc. (a)	3,400	56
Duck Creek Technologies, Inc. (a)	2,630	114
Dynatrace, Inc. (a)	31,190	1,350
DZS, Inc. (a)	2,030	31
Eastman Kodak Co. (a) (b)	8,790	72
Ebix, Inc.	2,957	112
EchoStar Corp. Class A (a)	7,563	160
eGain Corp. (a)	3,420	40
eMagin Corp. (a)	9,951	16
EMCORE Corp. (a)	4,208	23
Endurance International Group Holdings, Inc. (a)	12,343	117
Entegris, Inc.	19,675	1,891
Envestnet, Inc. (a)	8,496	699
EPAM Systems, Inc. (a)	8,911	3,193
ePlus, Inc. (a)	1,923	169
Euronet Worldwide, Inc. (a)	8,238	1,194
Everbridge, Inc. (a)	4,978	742
Everi Holdings, Inc. (a)	12,524	173
Everspin Technologies, Inc. (a)	2,420	11
Evo Payments, Inc. Class A (a)	2,492	67
Evolving Systems, Inc. (a)	1,389	3
Exela Technologies, Inc. (a)	13,839	6
ExlService Holdings, Inc. (a)	4,588	391
Extreme Networks, Inc. (a)	18,135	125
Fair Isaac Corp. (a)	4,436	2,267
FARO Technologies, Inc. (a)	2,420	171
Fastly, Inc. Class A (a)	1,901	166
Fireeye, Inc. (a)	33,955	783
First Solar, Inc. (a)	13,848	1,370
Fitbit, Inc. Class A (a)	32,408	220
Five9, Inc. (a)	9,395	1,638
FormFactor, Inc. (a)	10,501	452
Frequency Electronics, Inc. (a)	890	10
Genasys, Inc. (a)	5,218	34
Genpact Ltd.	25,059	1,036
GoDaddy, Inc. Class A (a)	10,469	868

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
GreenSky, Inc. Class A (a)	6,729	$31
GSE Systems, Inc. (a)	3,005	4
GSI Technology, Inc. (a)	3,287	24
Guidewire Software, Inc. (a)	13,335	1,717
Harmonic, Inc. (a)	11,463	85
HubSpot, Inc. (a)	6,457	2,560
I3 Verticals, Inc. Class A (a)	1,084	36
Ichor Holdings Ltd. (a)	3,839	116
Identiv, Inc. (a)	2,657	23
IEC Electronics Corp. (a)	1,636	22
II-VI, Inc. (a)	13,901	1,056
Image Sensing Systems, Inc. (a)	600	3
Immersion Corp. (a)	4,242	48
Impinj, Inc. (a) (b)	2,862	120
Infinera Corp. (a) (b)	25,875	271
Information Services Group, Inc. (a)	5,792	19
Innodata, Inc. (a)	3,648	19
Inphi Corp. (a)	7,682	1,233
Inpixon (a)	8,322	8
Inseego Corp. (a) (b)	10,933	169
Insight Enterprises, Inc. (a)	4,292	327
Intellicheck, Inc. (a)	2,436	28
Intelligent Systems Corp. (a)	972	39
InterDigital, Inc.	4,645	282
inTEST Corp. (a)	1,499	10
Intevac, Inc. (a)	2,917	21
Inuvo, Inc. (a)	13,573	6
Issuer Direct Corp. (a)	414	7
Iteris, Inc. (a)	5,725	32
Itron, Inc. (a)	5,414	519
J2 Global, Inc. (a)	6,874	672
Jabil, Inc.	17,287	735
Jamf Holding Corp. (a)	2,930	88
JFrog Ltd. (a) (b)	1,986	124
KBR, Inc.	21,489	665
Key Tronic Corp. (a)	1,442	10
Kimball Electronics, Inc. (a)	3,959	63
Knowles Corp. (a)	13,208	243
Kopin Corp. (a)	12,111	29
Kulicke & Soffa Industries, Inc.	9,352	297
KVH Industries, Inc. (a)	2,300	26
Lantronix, Inc. (a)	3,161	14
Lattice Semiconductor Corp. (a)	18,248	836
LightPath Technologies, Inc. Class A (a)	3,980	16
Limelight Networks, Inc. (a) (b)	18,335	73
Littelfuse, Inc.	3,471	884
LivePerson, Inc. (a)	7,731	481
LiveRamp Holdings, Inc. (a)	9,109	667
Lumentum Holdings, Inc. (a)	11,636	1,103
Luna Innovations, Inc. (a)	4,598	45
See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
MACOM Technology Solutions Holdings, Inc. (a)	8,084	$445
Manhattan Associates, Inc. (a)	8,195	862
ManTech International Corp. Class A	3,786	337
Marin Software, Inc. (a)	1,307	3
Marvell Technology Group Ltd.	81,956	3,897
MAXIMUS, Inc.	9,265	678
MaxLinear, Inc. (a)	8,822	337
McAfee Corp. Class A	6,399	107
Medallia, Inc. (a)	15,523	516
Mesa Laboratories, Inc.	609	175
Methode Electronics, Inc.	5,470	209
MicroStrategy, Inc. (a)	1,226	476
MicroVision, Inc. (a)	24,527	132
Mitek Systems, Inc. (a)	6,649	118
MKS Instruments, Inc.	7,851	1,181
Model N, Inc. (a)	4,667	167
MoneyGram International, Inc. (a)	11,055	60
MongoDB, Inc. (a)	296	106
Monolithic Power Systems, Inc.	6,950	2,545
MoSys, Inc. (a)	542	1
MTS Systems Corp.	2,777	162
Napco Security Technologies, Inc. (a)	2,029	53
National Instruments Corp.	15,391	676
nCino, Inc. (a) (b)	6,566	475
NCR Corp. (a)	19,866	746
NeoPhotonics Corp. (a)	7,897	72
Net Element, Inc. (a)	731	10
NETGEAR, Inc. (a)	4,363	177
Netlist, Inc. (a)	31,185	19
NetScout Systems, Inc. (a)	10,477	287
NetSol Technologies, Inc. (a)	1,814	7
New Relic, Inc. (a)	7,559	494
NIC, Inc.	9,657	249
nLight, Inc. (a)	5,144	168
Novanta, Inc. (a)	5,125	606
Nuance Communications, Inc. (a)	44,558	1,965
Nutanix, Inc. Class A (a)	14,856	473
NVE Corp.	567	32
NXT-ID, Inc. (a)	5,396	9
Okta, Inc. (a)	5,856	1,489
ON Semiconductor Corp. (a)	62,690	2,052
One Stop Systems, Inc. (a)	1,893	8
OneSpan, Inc. (a)	4,629	96
Onto Innovation, Inc. (a)	7,117	338
Optical Cable Corp. (a)	972	3
Orbital Energy Group, Inc. (a)	4,739	10
OSI Systems, Inc. (a)	2,552	238
PagerDuty, Inc. (a)	8,527	356
Palantir Technologies, Inc. Class A (a) (b)	43,775	1,031
Palo Alto Networks, Inc. (a) (c)	14,674	5,216

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
PAR Technology Corp. (a) (b)	3,151	$198
ParkerVision, Inc. (a)	8,858	4
Paylocity Holding Corp. (a)	4,998	1,029
Paysign, Inc. (a)	5,344	25
PC Connection, Inc.	1,403	66
PC-Telephone, Inc.	2,634	17
PDF Solutions, Inc. (a)	3,620	78
Pegasystems, Inc.	6,083	811
Perficient, Inc. (a)	4,756	227
Perspecta, Inc.	21,572	519
PFSweb, Inc. (a)	2,781	19
Photronics, Inc. (a)	8,905	99
Ping Identity Holding Corp. (a)	5,435	156
Pixelworks, Inc. (a)	6,846	19
Plantronics, Inc.	5,044	136
Plexus Corp. (a)	3,815	298
Pluralsight, Inc. Class A (a)	3,905	82
Power Integrations, Inc.	8,624	706
Powerfleet, Inc. (a)	4,950	37
PRGX Global, Inc. (a)	3,671	28
Progress Software Corp.	6,498	294
Proofpoint, Inc. (a)	8,797	1,200
PROS Holdings, Inc. (a)	4,220	214
PTC, Inc. (a)	16,221	1,940
Pure Storage, Inc. Class A (a)	14,378	325
Q2 Holdings, Inc. (a)	7,312	925
Qualys, Inc. (a)	5,033	613
Quicklogic Corp. (a)	1,743	7
Qumu Corp. (a)	2,136	17
Rackspace Technology, Inc. (a)	5,704	109
Rambus, Inc. (a)	16,413	287
Rapid7, Inc. (a)	7,555	681
RealNetworks, Inc. (a)	3,142	5
RealPage, Inc. (a)	14,844	1,295
Research Frontiers, Inc. (a)	4,232	12
Resonant, Inc. (a) (b)	8,622	23
RF Industries Ltd.	1,490	7
Ribbon Communications, Inc. (a)	19,973	131
Richardson Electronics Ltd.	1,593	8
Rimini Street, Inc. (a)	5,367	24
RingCentral, Inc. Class A (a)	11,429	4,331
Riot Blockchain, Inc. (a)	10,068	171
Rogers Corp. (a)	2,722	423
Rubicon Technology, Inc. (a)	353	3
Sabre Corp.	46,772	562
Sailpoint Technologies Holdings, Inc. (a)	12,489	665
Sanmina Corp. (a)	9,374	299
ScanSource, Inc. (a)	3,272	86
Science Applications International Corp.	8,974	849
Seachange International, Inc. (a)	5,285	7

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
SecureWorks Corp. Class A (a)	12,675	$180
Semtech Corp. (a)	8,276	597
ServiceSource International, Inc. (a)	10,680	19
SharpSpring, Inc. (a)	1,710	28
Shift4 Payments, Inc. Class A (a)	2,682	202
ShotSpotter, Inc. (a)	1,426	54
SigmaTron International, Inc. (a)	590	3
Silicon Laboratories, Inc. (a)	5,433	692
SiTime Corp. (a)	1,334	149
Slack Technologies, Inc. Class A (a)	45,368	1,916
SMART Global Holdings, Inc. (a)	1,677	63
Smartsheet, Inc. Class A (a)	2,253	156
Smith Micro Software, Inc. (a)	6,088	33
Snowflake, Inc. Class A (a) (b)	4,743	1,335
Socket Mobile, Inc. (a)	835	2
SolarWinds Corp. (a) (b)	13,152	197
Sonim Technologies, Inc. (a)	7,537	5
Splunk, Inc. (a)	22,571	3,835
Sprout Social, Inc. Class A (a)	1,419	64
SPS Commerce, Inc. (a)	4,791	520
Square, Inc. Class A (a)	37,771	8,221
SS&C Technologies Holdings, Inc.	37,735	2,745
StarTek, Inc. (a)	2,025	15
Steel Connect, Inc. (a)	6,838	5
Summit Wireless Technologies, Inc. (a)	1,192	4
SunPower Corp. (a) (b)	13,683	351
Support.com, Inc. (a)	2,565	6
SVMK, Inc. (a)	17,392	444
Switch, Inc. Class A (b)	806	13
Sykes Enterprises, Inc. (a)	5,700	215
Synacor, Inc. (a)	4,782	7
Synaptics, Inc. (a)	4,395	424
Synchronoss Technologies, Inc. (a)	5,468	26
SYNNEX Corp.	4,836	394
Telenav, Inc. (a)	6,767	32
Tenable Holdings, Inc. (a)	11,056	578
Teradata Corp. (a)	16,662	374
TESSCO Technologies, Inc.	954	6
The Hackett Group, Inc.	4,066	59
The Trade Desk, Inc. Class A (a)	4,799	3,844
TransAct Technologies, Inc. (a)	1,496	11
Trimble, Inc. (a)	34,786	2,323
TTEC Holdings, Inc.	2,740	200
TTM Technologies, Inc. (a)	12,696	175
Twilio, Inc. Class A (a)	11,886	4,024
Ubiquiti, Inc.	1,052	293
Ultra Clean Holdings, Inc. (a)	5,903	184
Unisys Corp. (a)	7,709	152
Universal Display Corp.	5,997	1,378
Universal Security Instruments, Inc. (a)	337	2

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Upland Software, Inc. (a)	4,048	$186
Varonis Systems, Inc. (a)	4,677	765
Veeco Instruments, Inc. (a)	6,566	114
Verint Systems, Inc. (a)	9,641	648
Veritone, Inc. (a)	3,604	103
Verra Mobility Corp. (a)	21,747	292
Vertex, Inc. Class A (a) (b)	3,671	128
ViaSat, Inc. (a) (b)	9,390	307
Viavi Solutions, Inc. (a)	32,991	494
VirnetX Holding Corp. (b)	9,999	50
Virtusa Corp. (a)	4,417	226
Vishay Intertechnology, Inc.	16,964	351
Vishay Precision Group, Inc. (a)	1,977	62
Vislink Technologies, Inc. (a) (b)	3,498	5
VMware, Inc. Class A (a) (b)	12,658	1,775
Wayside Technology Group, Inc.	563	11
WEX, Inc. (a)	6,358	1,294
WidePoint Corp. (a)	1,417	14
Wireless Telecom Group, Inc. (a)	3,271	6
Workday, Inc. Class A (a)	15,680	3,757
Workiva, Inc. (a)	4,279	392
Xperi Holding Corp.	15,229	318
Yext, Inc. (a)	14,227	224
Zendesk, Inc. (a)	17,005	2,434
Zix Corp. (a)	8,975	77
Zoom Video Communications, Inc. Class A (a)	3,833	1,293
Zscaler, Inc. (a)	13,037	2,604
Zuora, Inc. Class A (a)	2,197	31
		194,037
Materials (3.8%):
Advanced Emissions Solutions, Inc.	2,921	16
AdvanSix, Inc. (a)	3,804	76
Alcoa Corp. (a)	29,279	675
Allegheny Technologies, Inc. (a)	16,996	285
American Vanguard Corp.	3,755	58
Ampco-Pittsburgh Corp. (a)	2,178	12
AptarGroup, Inc.	8,457	1,158
Arconic Corp. (a)	16,090	479
Ashland Global Holdings, Inc.	9,438	747
Avient Corp.	13,792	556
Axalta Coating Systems Ltd. (a)	35,503	1,014
Balchem Corp.	4,661	537
Berry Global Group, Inc. (a)	19,681	1,106
Boise Cascade Co.	5,188	248
Cabot Corp.	8,723	391
Carpenter Technology Corp.	6,435	187
Century Aluminum Co. (a)	7,346	81
Chase Corp.	1,155	117
Clearwater Paper Corp. (a)	2,110	80
Cleveland-Cliffs, Inc.	57,519	838

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Coeur Mining, Inc. (a)	37,973	$393
Commercial Metals Co.	16,896	347
Compass Minerals International, Inc.	5,119	316
Core Molding Technologies, Inc. (a)	1,162	16
Crown Holdings, Inc. (a)	21,221	2,125
Eagle Materials, Inc.	5,955	604
Ferro Corp. (a)	11,856	173
Flotek Industries, Inc. (a)	11,143	24
Forterra, Inc. (a)	5,171	89
Friedman Industries, Inc.	1,180	8
Futurefuel Corp.	3,737	47
Gatos Silver, Inc. (a)	3,563	46
GCP Applied Technologies, Inc. (a)	11,138	263
Glatfelter Corp.	6,392	105
Golden Minerals Co. (a) (b)	18,783	14
Graphic Packaging Holding Co.	43,095	730
Greif, Inc. Class A	3,328	156
H.B. Fuller Co.	6,934	360
Hawkins, Inc.	1,341	70
Haynes International, Inc.	1,438	34
Hecla Mining Co.	83,622	542
Huntsman Corp.	34,399	865
Ingevity Corp. (a)	6,224	471
Innospec, Inc.	3,171	288
Intrepid Potash, Inc. (a)	1,448	35
Kaiser Aluminum Corp.	2,146	212
Koppers Holdings, Inc. (a)	3,070	96
Kraton Corp. (a)	4,325	120
Kronos Bio, Inc. (a)	2,347	70
Kronos Worldwide, Inc.	3,678	55
Livent Corp. (a)	18,137	342
Louisiana-Pacific Corp.	16,300	606
LSB Industries, Inc. (a)	3,438	12
Marrone Bio Innovations, Inc. (a)	21,457	27
Materion Corp.	2,929	187
Mayville Engineering Co., Inc. (a)	1,815	24
Minerals Technologies, Inc.	4,670	290
Myers Industries, Inc.	4,741	99
Nanophase Technologies Corp. (a)	2,753	2
Neenah, Inc.	2,196	121
NewMarket Corp.	1,189	474
Northern Technologies International Corp.	1,327	14
O-I Glass, Inc.	19,747	235
Olin Corp.	22,743	559
Olympic Steel, Inc.	1,410	19
Pactiv Evergreen, Inc. (a)	6,826	124
Paramount Gold Nevada Corp. (a)	4,480	5
PQ Group Holdings, Inc.	6,852	98
Quaker Chemical Corp.	1,733	439
Ramaco Resources, Inc. (a)	1,861	5

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Rare Element Resources Ltd. (a)	8,917	$10
Rayonier Advanced Materials, Inc. (a)	8,489	55
Reliance Steel & Aluminum Co.	9,826	1,178
Royal Gold, Inc.	8,792	936
RPM International, Inc.	17,196	1,562
Ryerson Holding Corp. (a)	2,874	39
Schnitzer Steel Industries, Inc.	3,769	120
Schweitzer-Mauduit International, Inc.	4,093	165
Sensient Technologies Corp.	6,386	471
Silgan Holdings, Inc.	12,227	453
Silver Bull Resources, Inc. (a)	4,936	3
Solitario Zinc Corp. (a)	9,053	5
Sonoco Products Co.	15,308	907
Southern Copper Corp.	14,246	928
Steel Dynamics, Inc.	32,422	1,196
Stepan Co.	2,935	350
Summit Materials, Inc. Class A (a)	15,869	319
SunCoke Energy, Inc.	11,924	52
Synalloy Corp. (a)	1,404	11
The Chemours Co.	21,495	533
The Scotts Miracle-Gro Co.	5,789	1,153
Timberline Resources Corp. (a)	4,015	1
TimkenSteel Corp. (a)	5,522	26
Trecora Resources (a)	3,742	26
Tredegar Corp.	3,928	66
Trinseo SA	3,851	197
U.S. Antimony Corp. (a)	10,278	5
U.S. Concrete, Inc. (a)	2,402	96
U.S. Gold Corp. (a)	897	15
UFP Technologies, Inc. (a)	1,042	49
United States Lime & Minerals, Inc.	311	35
United States Steel Corp.	33,231	557
Universal Stainless & Alloy Products, Inc. (a)	1,390	10
Valhi, Inc.	426	6
Valvoline, Inc.	26,381	610
Verso Corp. Class A	4,859	58
Vista Gold Corp. (a)	16,342	18
W.R. Grace & Co.	10,423	571
Warrior Met Coal, Inc.	7,460	159
Westlake Chemical Corp.	5,991	489
Worthington Industries, Inc.	5,648	290
		34,747
Real Estate (7.8%):
Acadia Realty Trust	14,452	205
Agree Realty Corp.	7,977	531
Alexander & Baldwin, Inc.	10,424	179
Alexander's, Inc.	453	126
Alpine Income Property Trust, Inc.	1,025	15
American Assets Trust, Inc.	10,099	292
American Campus Communities, Inc.	23,057	986

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
American Finance Trust, Inc.	8,934	$66
American Homes 4 Rent Class A	46,530	1,396
American Realty Investors, Inc. (a)	322	4
Americold Realty Trust	32,260	1,204
Apartment Income REIT Corp. (a)	24,768	951
Apartment Investment and Mgmt Co.	24,768	131
Apple Hospitality REIT, Inc.	37,402	483
Armada Hoffler Properties, Inc.	8,153	91
Ashford Hospitality Trust, Inc.	8,882	23
Bluerock Residential Growth REIT, Inc.	3,703	47
Braemar Hotels & Resorts, Inc. (a)	4,978	23
Brandywine Realty Trust	28,575	340
Brixmor Property Group, Inc.	49,668	822
Broadstone Net Lease, Inc. Class A	5,579	109
BRT Apartments Corp.	2,216	34
Camden Property Trust	16,316	1,630
CareTrust REIT, Inc.	13,472	299
CatchMark Timber Trust, Inc. Class A	7,598	71
Cedar Realty Trust, Inc.	2,267	23
Centerspace	2,176	154
Chatham Lodging Trust	7,869	85
CIM Commercial Trust Corp.	1,788	25
Clipper Realty, Inc.	2,709	19
Colony Capital, Inc. (b)	76,767	369
Columbia Property Trust, Inc.	19,176	275
Community Healthcare Trust, Inc.	3,376	159
Condor Hospitality Trust, Inc. (a)	705	3
CoreCivic, Inc.	17,236	113
CorEnergy Infrastructure Trust, Inc. (b)	2,150	15
Corepoint Lodging, Inc.	8,379	58
CoreSite Realty Corp.	7,164	898
Corporate Office Properties Trust	18,792	490
Cousins Properties, Inc.	24,888	834
CTO Realty Growth, Inc.	880	37
CubeSmart	32,712	1,099
CyrusOne, Inc.	20,174	1,476
DiamondRock Hospitality Co. (a)	33,424	276
Diversified Healthcare Trust	39,916	164
Douglas Emmett, Inc.	29,380	857
Easterly Government Properties, Inc.	13,608	308
EastGroup Properties, Inc.	6,627	915
Empire State Realty Trust, Inc.	17,861	166
EPR Properties	10,625	345
Equity Commonwealth	20,358	555
Equity LifeStyle Properties, Inc.	30,527	1,934
Essential Properties Realty Trust, Inc.	17,535	372
eXp World Holdings, Inc. (a)	5,742	362
Farmland Partners, Inc.	3,737	33
Fathom Holdings, Inc. (a)	853	31
First Industrial Realty Trust, Inc.	21,619	911

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Forestar Group, Inc. (a)	2,819	$57
Four Corners Property Trust, Inc.	8,982	267
Franklin Street Properties Corp.	16,901	74
Front Yard Residential Corp.	8,562	139
FRP Holdings, Inc. Class A (a)	757	34
Gaming and Leisure Properties, Inc.	35,768	1,517
Getty Realty Corp.	5,809	160
Gladstone Commercial Corp.	5,396	97
Gladstone Land Corp.	3,634	53
Global Medical REIT, Inc.	7,508	98
Global Net Lease, Inc.	14,991	257
Griffin Industrial Realty, Inc. (a)	597	37
Healthcare Realty Trust, Inc.	22,792	675
Healthcare Trust of America, Inc. Class A	36,616	1,008
Hersha Hospitality Trust	6,507	51
HF Enterprises, Inc. (a)	359	2
Highwoods Properties, Inc.	17,407	690
Hudson Pacific Properties, Inc.	23,449	563
Independence Realty Trust, Inc.	13,505	181
Industrial Logistics Properties Trust	10,940	255
Innovative Industrial Properties, Inc.	3,715	680
Invitation Homes, Inc.	93,903	2,790
iStar, Inc.	8,427	125
JBG SMITH Properties	18,862	590
Jones Lang LaSalle, Inc. (a)	6,962	1,032
Kennedy-Wilson Holdings, Inc.	21,606	387
Kilroy Realty Corp.	16,797	964
Kite Realty Group Trust	14,106	211
Lamar Advertising Co. Class A	9,968	830
Lexington Realty Trust	35,261	374
Life Storage, Inc.	8,141	972
LTC Properties, Inc.	5,588	217
Mack Cali Realty Corp.	14,133	176
Marcus & Millichap, Inc. (a)	4,024	150
Maui Land & Pineapple Co., Inc. (a)	1,233	14
Medalist Diversified REIT, Inc.	611	1
Medical Properties Trust, Inc.	81,711	1,780
Monmouth Real Estate Investment Corp.	16,428	285
National Health Investors, Inc.	7,493	518
National Retail Properties, Inc.	24,447	1,000
National Storage Affiliates Trust	10,897	393
NETSTREIT Corp.	2,672	52
New Senior Investment Group, Inc.	12,100	63
New York City REIT, Inc. Class A	536	4
Newmark Group, Inc. Class A	25,080	183
NexPoint Residential Trust, Inc.	3,792	160
Office Properties Income Trust	8,095	184
Omega Healthcare Investors, Inc.	38,029	1,381
One Liberty Properties, Inc.	2,931	59
Outfront Media, Inc.	22,502	440

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Paramount Group, Inc.	29,137	$263
Park Hotels & Resorts, Inc.	35,918	616
Pebblebrook Hotel Trust	21,932	412
Pennsylvania Real Estate Investment Trust (b) (g)	12,258	12
Physicians Realty Trust	31,046	553
Piedmont Office Realty Trust, Inc. Class A	18,368	298
Plymouth Industrial REIT, Inc.	3,851	58
Postal Realty Trust, Inc. Class A	1,472	25
PotlatchDeltic Corp.	9,971	499
Power REIT (a)	218	6
Preferred Apartment Communities, Inc. Class A	7,858	58
Presidio Property Trust, Inc. Class A	79	—	(d)
PS Business Parks, Inc.	3,408	453
QTS Realty Trust, Inc. Class A (b)	6,261	387
Rafael Holdings, Inc. Class B (a)	1,803	42
Rayonier, Inc.	16,009	470
RE/MAX Holdings, Inc.	2,052	75
Redfin Corp. (a)	17,145	1,176
Retail Opportunity Investments Corp.	19,769	265
Retail Properties of America, Inc.	35,893	307
Retail Value, Inc.	2,724	41
Rexford Industrial Realty, Inc.	20,336	999
RLJ Lodging Trust	27,645	391
RPT Realty	13,563	117
Ryman Hospitality Properties, Inc.	9,211	624
Sabra Health Care REIT, Inc.	34,666	602
Safehold, Inc. (b)	2,490	181
Saul Centers, Inc.	2,195	70
Seritage Growth Properties Class A (a) (b)	2,978	44
Service Properties Trust	27,612	317
SITE Centers Corp.	27,190	275
Sotherly Hotels, Inc.	2,269	6
Spirit Realty Capital, Inc.	16,583	666
STAG Industrial, Inc.	25,000	783
STORE Capital Corp.	33,433	1,136
Summit Hotel Properties, Inc.	17,707	160
Sun Communities, Inc.	18,019	2,739
Sunstone Hotel Investors, Inc.	36,124	409
Tanger Factory Outlet Centers, Inc. (b)	15,656	156
Tejon Ranch Co. (a)	4,176	60
Terreno Realty Corp.	10,881	637
The GEO Group, Inc. (b)	20,323	180
The Howard Hughes Corp. (a)	7,545	595
The InterGroup Corp. (a)	149	5
The Macerich Co. (b)	17,278	184
The RMR Group, Inc. Class A	1,210	47
The St. Joe Co.	3,452	147
UMH Properties, Inc.	5,730	85
Uniti Group, Inc.	34,312	402
Universal Health Realty Income Trust	2,168	139

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Urban Edge Properties	19,550	$253
Urstadt Biddle Properties, Inc. Class A	6,645	94
VEREIT, Inc.	34,311	1,297
VICI Properties, Inc.	89,905	2,294
W.P. Carey, Inc.	29,383	2,075
Washington Prime Group, Inc. (a) (b)	3,489	23
Washington Real Estate Investment Trust	13,799	298
Weingarten Realty Investors	21,467	465
Wheeler Real Estate Investment Trust, Inc. (a)	861	2
Whitestone REIT	6,102	49
Xenia Hotels & Resorts, Inc.	16,195	246
		70,917
Utilities (2.3%):
ALLETE, Inc.	7,836	485
American States Water Co.	5,315	423
Artesian Resources Corp. Class A	1,408	52
Atlantic Power Corp. (a)	14,200	30
Avangrid, Inc.	9,318	424
Avista Corp.	8,867	356
Black Hills Corp.	9,250	568
Cadiz, Inc. (a) (b)	4,109	44
California Water Service Group	7,264	392
Chesapeake Utilities Corp.	2,165	234
Essential Utilities, Inc.	34,515	1,632
Genie Energy Ltd. Class B	3,138	23
Global Water Resources, Inc.	1,854	27
Hawaiian Electric Industries, Inc.	16,827	596
IDACORP, Inc.	7,524	723
MDU Resources Group, Inc.	30,905	814
MGE Energy, Inc.	5,695	399
Middlesex Water Co.	2,429	176
National Fuel Gas Co.	13,258	545
New Jersey Resources Corp.	14,172	504
Northwest Natural Holding Co.	4,404	203
NorthWestern Corp.	7,457	435
OGE Energy Corp.	29,487	939
ONE Gas, Inc.	7,383	567
Ormat Technologies, Inc. (b)	6,938	626
Otter Tail Corp. (c)	5,847	249
PG&E Corp. (a)	229,400	2,858
PNM Resources, Inc.	10,675	518
Portland General Electric Co. (c)	13,946	596
Pure Cycle Corp. (a)	3,759	42
RGC Resources, Inc.	1,259	30
SJW Group	3,110	216
South Jersey Industries, Inc.	13,650	294
Southwest Gas Holdings, Inc.	7,902	480
Spark Energy, Inc. Class A	1,306	12
Spire, Inc.	7,783	498
Sunnova Energy International, Inc. (a)	10,903	492

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares or Principal Amount	Value
The York Water Co.	2,055	$96
UGI Corp.	32,122	1,123
Unitil Corp. (c)	2,338	104
Vistra Corp.	77,025	1,515
		20,340
Total Common Stocks (Cost $489,116)		899,372
Preferred Stocks (0.0%) (f)
Consumer Discretionary (0.0%):
FAT Brands, Inc. 8.25%, 12/31/49	88	1
Total Preferred Stocks (Cost $1)		1
Rights (0.0%) (f)
Health Care (0.0%):
Achillion Pharmaceuticals (a) (e) (k)	22,837	5
Alder Biopharmaceuticals, Inc. (a) (e) (k)	13,300	12
Chinook Therapeutics (a) (e) (k)	1,625	—
Contra Oncomed Pharmaceuticals Class B (a) (e) (k)	3,414	—
Elanco Animal Health, Inc. (a) (e) (k)	8,052	—
F-Star Therapeutics (a) (e) (k)	1,298	—
Miragen Therapeutics, Inc. (a) (e) (k)	7,890	—
Ocuphire Pharma (a) (e) (k)	168	—	(d)
Oncternal Therapeutics, Inc. (a) (e) (k)	254	—
Pfenex, Inc. (a) (e) (k)	3,380	3
Progenics Pharmaceuticals, Inc. (a) (e) (k)	10,103	2
Qualigen Therapeutics, Inc. (a) (e) (k)	7,487	—
Seelos Therapeutics, Inc. (a) (e) (k)	41	—
Stemline Therapeutics, Inc. (a) (e) (k)	5,762	2
Tetraphase Pharmaceutical (a) (e) (k)	1,178	—	(d)
Unum Therapeutics, Inc. (a) (e) (k)	2,673	—
Yumanity Therapeutics, Inc. (a) (e) (k)	376	1
		25
Real Estate (0.0%):
Power REIT (a) (i) (k)	218	—	(d)
Total Rights (Cost $6)		25
Warrants (0.0%) (f)
Energy (0.0%):
FTS International, Inc. Class A (e) (k)	69	—
FTS International, Inc. Class A (e) (k)	174	—
		—
Health Care (0.0%):
Galectin Therapeutics, Inc. Class B (e) (k)	7,552	—
Total Warrants (Cost $—)		—

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Mutual Funds (0.0%) (f)
180 Degree Capital Corp. (a)	4,484	$9
OFS Credit Co., Inc.	442	6
Total Mutual Funds (Cost $16)		15
Collateral for Securities Loaned^ (4.1%)
Fidelity Investments Money Market Government Portfolio Class I, 0.01% (j)	4,516,204	4,516
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (j)	7,386,737	7,387
HSBC U.S. Government Money Market Fund I Shares, 0.03% (j)	25,589,619	25,590
Total Collateral for Securities Loaned (Cost $37,493)		37,493
Total Investments (Cost $526,632) — 103.4%		936,906
Liabilities in excess of other assets — (3.4)%		(30,795)
NET ASSETS — 100.00%		$906,111

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  All or a portion of this security has been segregated as collateral for derivative instruments.

(d)  Rounds to less than $1 thousand.

(e)  Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of the Fund's net assets as of December 31, 2020. This security is classified as Level 3 within the fair value hierarchy. (See Note 2)

(f)  Amount represents less than 0.05% of net assets.

(g)  Issuer filed for bankruptcy.

(h)  Affiliated holding (See Note 8).

(i)  Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of the Fund's net assets as of December 31, 2020.

(j)  Rate disclosed is the daily yield on December 31, 2020.

(k)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of December 31, 2020, illiquid securities were less than 0.05% of the Fund's net assets.

PLC — Public Limited Company

REIT — Real Estate Investment Trust

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index Futures	64	3/19/21	$6,135,643	$6,319,360	$183,717
Total unrealized appreciation					$183,717
Total unrealized depreciation					—
Total net unrealized appreciation (depreciation)					$183,717

See notes to financial statements.

USAA Mutual Funds Trust	Statement of Assets and Liabilities December 31, 2020

(Amounts in Thousands, Except Per Share Amounts)

	USAA Extended Market Index Fund
Assets:
Affiliated investments, at value(Cost $43)	$50
Unaffiliated investments, at value (Cost $526,589)	936,856	(a)
Cash and cash equivalents	4,220
Deposit with brokers for futures contracts	2,008
Receivables:
Interest and dividends	901
Investments sold	3
Capital shares issued	810
Prepaid expenses	16
Total Assets	944,864
Liabilities:
Payables:
Collateral received on loaned securities	37,493
Investments purchased	6
Capital shares redeemed	932
Variation margin on open futures contracts	6
Accrued expenses and other payables:
Investment advisory fees	76
Administration fees	114
Custodian fees	5
Transfer agent fees	52
Compliance fees	—	(b)
Other accrued expenses	69
Total Liabilities	38,753
Net Assets:
Capital	426,664
Total accumulated earnings/(loss)	479,447
Net Assets	$906,111
Shares (unlimited number of shares authorized with no par value):	35,672
Net asset value, offering and redemption price per share: (c)	$25.40

(a)  Includes $35,583 of securities on loan.

(b)  Rounds to less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

USAA Mutual Funds Trust	Statement of Operations For the Year Ended December 31, 2020

(Amounts in Thousands)

	USAA Extended Market Index Fund
Investment Income:
Dividends	$8,723
Affiliated dividend income	—	(a)
Interest	16
Securities lending (net of fees)	671
Foreign tax withholding	(5)
Total Income	9,405
Expenses:
Investment advisory fees	726
Administration fees	1,089
Sub-Administration fees	24
Custodian fees	51
Transfer agent fees	631
Trustees' fees	47
Compliance fees	5
Legal and audit fees	79
State registration and filing fees	36
Interfund lending fees	—	(a)
Other expenses	94
Total Expenses	2,782
Net Investment Income (Loss)	6,623
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from affiliated investment securities	(1)
Net realized gains (losses) from unaffiliated investment securities	87,522
Net realized gains (losses) from futures contracts	2,618
Net change in unrealized appreciation/depreciation on affiliated investment securities	7
Net change in unrealized appreciation/depreciation on unaffiliated investment securities	114,580
Net change in unrealized appreciation/depreciation on futures contracts	123
Net realized/unrealized gains (losses) on investments	204,849
Change in net assets resulting from operations	$211,472

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Extended Market Index Fund
	Year Ended December 31, 2020	Year Ended December 31, 2019
From Investments:
Operations:
Net investment income (loss)	$6,623	$7,976
Net realized gains (losses) from investments	90,139	9,961
Net change in unrealized appreciation/depreciation on investments	114,710	161,215
Change in net assets resulting from operations	211,472	179,152
Change in net assets resulting from distributions to shareholders	(29,487)	(24,534)
Change in net assets resulting from capital transactions	(64,538)	(22,360)
Change in net assets	117,447	132,258
Net Assets:
Beginning of period	788,664	656,406
End of period	$906,111	$788,664
Capital Transactions:
Proceeds from shares issued	$53,107	$45,950
Distributions reinvested	28,637	23,860
Cost of shares redeemed	(146,282)	(92,170)
Change in net assets resulting from capital transactions	$(64,538)	$(22,360)
Share Transactions:
Issued	2,819	2,434
Reinvested	1,132	1,189
Redeemed	(7,699)	(4,867)
Change in Shares	(3,748)	(1,244)

See notes to financial statements.

This page is intentionally left blank.

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA Extended Market Index Fund
Year Ended December 31, 2020	$20.01	0.18	(a)	6.05	6.23	(0.21)	(0.63)
Year Ended December 31, 2019	$16.14	0.20	(a)	4.31	4.51	(0.26)	(0.38)
Year Ended December 31, 2018	$18.98	0.17		(1.96)	(1.79)	(0.17)	(0.88)
Year Ended December 31, 2017	$17.34	0.18		2.88	3.06	(0.18)	(1.24)
Year Ended December 31, 2016	$16.06	0.18		2.33	2.51	(0.18)	(1.05)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019 and in effect through June 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Prior to February 24, 2018, the Fund was a feeder fund in a master-feeder structure investing in Master Extended Market Index Series ("the Series") before converting to a stand-alone fund. Expenses include expenses allocated to the Fund by the Series prior to the conversion.

(c)  Reflects the period of February 24, 2018 to December 31, 2018, after the Fund converted to a stand-alone fund.

(d)  Represents the portfolio turnover of the Master Extended Market Index Series.

See notes to financial statements.

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets						Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return*	Net Expenses^		Net Investment Income (Loss)		Gross Expenses		Net Assets, End of Period (000's)	Portfolio Turnover
USAA Extended Market Index Fund
Year Ended December 31, 2020	(0.84)	$25.40	31.20%	0.38%		0.91%		0.38%		$906,111	31%
Year Ended December 31, 2019	(0.64)	$20.01	27.94%	0.41%		1.06%		0.41%		$788,664	24%
Year Ended December 31, 2018	(1.05)	$16.14	(9.70)%	0.43	%(b)	0.90	%(b)	0.43	%(b)	$656,406	12	%(c)
Year Ended December 31, 2017	(1.42)	$18.98	17.72%	0.44%		0.93%		0.44%		$765,211	11	%(d)
Year Ended December 31, 2016	(1.23)	$17.34	15.48%	0.48%		1.14%		0.48%		$671,703	13	%(d)

See notes to financial statements.

USAA Mutual Funds Trust	Notes to Financial Statements December 31, 2020

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 46 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Extended Market Index Fund (the "Fund"). The Fund is classified as diversified under the 1940 Act.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

USAA Mutual Funds Trust	Notes to Financial Statements — continued December 31, 2020

Investments in open-end investment companies are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund's NAV is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are considered as Level 2 in the fair value hierarchy.

A summary of the valuations as of December 31, 2020, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2		Level 3		Total
Common Stocks	$899,329	$43		$—		$899,372
Preferred Stocks	1	—		—		1
Rights	—	—	(a)	25		25
Warrants	—	—		—	(a)	—	(a)
Mutual Funds	15	—		—		15
Collateral for Securities Loaned	37,493	—		—		37,493
Total	$936,838	$43		$25		$936,906
Other Financial Investments^:
Assets:
Futures Contracts	184	—		—		184
Total	$184	$—		$—		$184

^  Futures contracts are valued at the unrealized appreciation (depreciation) on the investment.

(a)  Zero market value security.

For the year ended December 31, 2020, there were no transfers in or out of the Level 3 fair value hierarchy.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

USAA Mutual Funds Trust	Notes to Financial Statements — continued December 31, 2020

Investment Companies:

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Derivative Instruments:

Futures Contracts:

The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and Liabilities under Deposit with brokers for futures contract.

During the year ended December 31, 2020, the Fund entered into futures contracts primarily for the strategy of gaining exposure to a particular asset class or securities market.

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2020 (amounts in thousands):

Assets
Variation Margin Receivable on Open Futures Contracts*
Equity Risk Exposure	$184

*  Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day's variation margin for futures contracts is reported within the Statement of Assets and Liabilities.

USAA Mutual Funds Trust	Notes to Financial Statements — continued December 31, 2020

The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended December 31, 2020 (amounts in thousands):

	Net Realized Gains (Losses) on on Derivatives Recognized as a Result of Operations	Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
	Net Realized Gains (Losses) from Futures Contracts	Net Change in Unrealized Appreciation/Depreciation on Futures Contracts
Equity Risk Exposure	$2,618	$123

All open derivative positions at year end are reflected on the Fund's Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund's net assets at year end is generally representative of the notional amount of open positions to net assets throughout the year.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Securities Lending:

The Fund, through a securities lending agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. Borrowers are required to secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are cured the next business day once the shortfall exceeds $100 thousand. Collateral may be cash, U.S. government securities, or other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. Cash collateral may be invested in high-quality short-term investments, primarily open-end investment companies. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged, except to satisfy borrower default. Cash collateral is listed on the Fund's Schedule of Portfolio Investments and Financial Statements while non-cash collateral is not included.

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of December 31, 2020.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$35,583	$—	$37,493

USAA Mutual Funds Trust	Notes to Financial Statements — continued December 31, 2020

Foreign Taxes:

The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the year ended December 31, 2020, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$227,818	$312,115

There were no purchases or sales of U.S. government securities during the year ended December 31, 2020

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the year ended December 31, 2020, are reflected on the Statement of Operations as Investment Advisory fees.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without

USAA Mutual Funds Trust	Notes to Financial Statements — continued December 31, 2020

shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the year ended December 31, 2020, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.15% of average daily net assets of the Fund. Amounts incurred for the year ended December 31, 2020, are reflected on the Statement of Operations as Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended December 31, 2020, are reflected on the Statement of Operations as Compliance fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended December 31, 2020, are reflected on the Statement of Operations as Sub-Administration fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Amounts incurred and paid to VCTA for the year ended December 31, 2020, are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services. Effective June 30, 2020, the Distributor's name was changed from Victory Capital Advisers, Inc.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended December 31, 2020, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage

USAA Mutual Funds Trust	Notes to Financial Statements — continued December 31, 2020

commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of December 31, 2020, the expense limit (excluding voluntary waivers) is 0.43%.

Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. As of December 31, 2020, there are no amounts available to be repaid to the Adviser.

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended December 31, 2020.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Sub-Administrator, Sub-Fund Accountant, Custodian and Distributor.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Geopolitical/Natural Disaster Risk — Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely affect issuers in another country or region. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. Likewise, systemic market dislocations of the kind that occurred during the financial crisis that began in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund's investments. Some countries, including the United States, are adopting more protectionist trade policies and moving away from the tighter financial industry regulations that followed the 2008 financial crisis, which may also affect the value of a Fund's investments.

Political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of a Fund's investments, increase uncertainty in or impair the operation of the U.S. or other securities markets and degrade investor and consumer confidence, perhaps suddenly and to a significant degree.

An outbreak of disease called COVID-19 has spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and consumer activity, significant challenges in healthcare service preparation and delivery, quarantines and general concern and uncertainty. These negative impacts have caused significant volatility and declines in global financial markets, which have caused losses for Fund investors during and subsequent to period end. The impact of the COVID-19 pandemic may last for an extended period of time, and could result in a substantial economic downturn or recession. Public health crises may exacerbate other pre-existing political, social, economic, market and financial risks. The extent of the impact to the financial performance of the Funds' investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

USAA Mutual Funds Trust	Notes to Financial Statements — continued December 31, 2020

Stock Market Risk — Overall stock market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.

Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.

Small-Capitalization and Mid-Capitalization Stock Risk — The Fund invests in small- and mid-capitalization companies, which may be more vulnerable than larger companies to adverse business or economic conditions. Securities of small- and mid-capitalization companies may be less liquid and more volatile than securities of larger companies or the market in general and, therefore, may involve greater risk than investing in securities of larger companies.

6. Borrowing and Interfund Lending:

Line of Credit:

For the year ended December 31, 2020, the Victory Funds Complex participated in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2020 with a termination date of June 28, 2021. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. For the year ended December 31, 2020, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro- rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Effective June 29, 2020, under an amended Line of Credit agreement, Citibank will also receive an annual upfront fee of 0.10% on the $300 million committed line of credit. Each fund in the Victory Funds Complex will pay a pro-rata portion of the upfront fee. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the year ended December 31, 2020.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Fund, that is permitted to participate in the Facility, in the Victory Funds Complex relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period is reflected on the Statement of Operations under Income on Interfund lending.

USAA Mutual Funds Trust	Notes to Financial Statements — continued December 31, 2020

The average borrowing or lending for the days outstanding and average interest rate for the Fund during the year ended December 31, 2020 were as follows (amounts in thousands):

Borrower or Lender	Amount Outstanding at December 31, 2020	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
Borrower	$—	$1,215	1	0.66%	$1,215

*  For the year ended December 31, 2020, based on the number of days borrowings were outstanding.

7. Federal Income Tax Information:

The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

As of December 31, 2020, on the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows (amounts in thousands):

Total accumulated earnings/(loss)	Capital
$(957)	$957

The tax character of distributions paid during the tax years ended as noted below, were as follows (total distributions paid may differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands).

Year Ended December 31, 2020				Year Ended December 31, 2019
Distributions paid from				Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Total Distributions Paid	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
$7,194	$22,293	$29,487	$29,487	$8,877	$15,657	$24,534	$24,534

As of December 31, 2020, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):

Accumulated Undistributed Long-Term Capital Gains	Accumulated Earnings	Other Earnings (Loss)	Unrealized Appreciation (Depreciation)*	Total Accumulated Earnings (Loss)
$73,587	$73,587	$—	$405,860	$479,447

*  The difference between the book-basis and tax-basis of unrealized appreciation/depreciation is attributable to the tax deferral of losses on wash sales.

USAA Mutual Funds Trust	Notes to Financial Statements — continued December 31, 2020

As of December 31, 2020, the Fund had no capital loss carryforwards for federal income tax purposes.

As of December 31, 2020, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):

Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$531,046	$437,064	$(31,204)	$405,860

8. Affiliated Securities:

An affiliated security is a security in which the Fund has ownership of at least 5% of the security's outstanding voting shares or an investment company managed by VCM. The Fund does not invest in affiliated underlying securities for the purpose of exercising management or control. These underlying securities are noted as affiliated on the Fund's Schedule of Portfolio Investments. Transactions in affiliated securities during the year ended December 31, 2020 were as follows (amounts in thousands):

	Fair Value 12/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 12/31/2020	Dividend Income
Victory Capital Holdings, Inc. Class A	$—	$48	$(4)	$(1)	$7	$50	$—	*

*  Rounds to less than $1 thousand.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of USAA Extended Market Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of USAA Extended Market Index Fund (the "Fund") (one of the funds constituting USAA Mutual Funds Trust (the "Trust")), including the schedule of portfolio investments, as of December 31, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Victory Capital investment companies since 1995.

San Antonio, Texas
February 26, 2021

USAA Mutual Funds Trust	Supplemental Information December 31, 2020

  (Unaudited)

Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the state of Delaware. There are currently nine Trustees, eight of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and two of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 46 portfolios in the Trust. Each Trustee's address is 15935 La Cantera Pkwy, Building Two, San Antonio, TX, 78256. Pursuant to a policy adopted by the Board, the term of office for each Trustee shall be until the Independent Trustee reaches age 75 or an Interested Trustee reaches age 75. The Board may change or grant exceptions from this policy at any time without shareholder approval. A Trustee may resign or be removed by a vote of the other Trustees or the holders of a majority of the outstanding shares of the Trust at any time. Vacancies on the Board can be filled by the action of a majority of the Trustees, provided that after filling such vacancy at least two-thirds of the Trustees have been elected by the shareholders.

Name and Date of Birth	Position Held with the Trust	Year Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
Jefferson C. Boyce, Born September 1957	Lead Independent Trustee, and Vice Chairman	2013	Senior Managing Director, New York Life Investments, LLC (1992-2012)	Westhab, Inc.
John C. Walters, Born February 1962	Trustee	2019

Retired. Mr. Walters brings significant Board experience including active involvement with the board of a Fortune 500 company, and a proven record of leading large, complex financial organizations. He has a demonstrated record of success in distribution, manufacturing, investment brokerage, and investment management in both the retail and institutional investment businesses. He has substantial experience in the investment management business with a demonstrated ability to develop and drive strategy while managing operation, financial, and investment risk.

Guardian Variable Products Trust (16 series), Lead Independent Director; Amerilife Holdings LLC, Director; Stadion Money Management; Director; University of North Carolina (Chapel Hill), Member Board of Governors

USAA Mutual Funds Trust	Supplemental Information — continued December 31, 2020

  (Unaudited)

Name and Date of Birth	Position Held with the Trust	Year Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Robert L. Mason, Ph.D., Born July 1946	Trustee	1997

Adjunct Professor in the Department of Management Science and Statistics in the College of Business at the University of Texas at San Antonio (since 2001); Institute Analyst, Southwest Research Institute (March 2002-January 2016)

				None
Dawn M. Hawley, Born February 1954	Trustee	2014

Manager of Finance, Menil Foundation, Inc. (May 2007-June 2011), which is a private foundation that oversees the assemblage of sculptures, prints, drawings, photographs, and rare books. Director of Financial Planning and Analysis and Chief Financial Officer, AIM Management Group, Inc. (October 1987-January 2006)

				None
Paul L. McNamara, Born July 1948	Trustee	2012	Director, Cantor Opportunistic Alternatives Fund, LLC (March 2010-February 2014) , which is a closed-end fund of funds by Cantor Fitzgerald Investment Advisors, LLC	None

USAA Mutual Funds Trust	Supplemental Information — continued December 31, 2020

  (Unaudited)

Name and Date of Birth	Position Held with the Trust	Year Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Richard Y. Newton III, Born January 1956	Trustee	2017

Director, Elta North America (01/18-present), which is a global leader in the design, manufacture, and support of innovative electronic systems in the ground, maritime, airborne, and security domains for the nation's warfighters, security personnel, and first responders; Managing Partner, Pioneer Partnership Development Group (December 2015-present)); Executive Director, The Union League Club of New York (June 2014-November 2015): Executive Vice President, Air Force Association (August 2012-May 2014); Lieutenant General, United States Air Force (January 2008-June 2012)

				None
Barbara B. Ostdiek, Ph.D., Born March 1964	Trustee	2008

Senior Associate Dean of Degree Programs at Jesse H. Jones Graduate School of Business at Rice University (since 2013); Associate Professor of Finance at Jessie H. Jones Graduate School of Business at Rice University (since 2001)

				None
Michael F. Reimherr, (a) Born August 1945	Trustee	2000	President of Reimherr Business Consulting (May 1995-December 2017); St. Mary's University Investment Committee overseeing University Endowment (since 2014)	None

(a)  Effective at the close of business on December 31, 2020, Michael F. Reimherr retired from the Board of Trustees.

USAA Mutual Funds Trust	Supplemental Information — continued December 31, 2020

  (Unaudited)

Name and Date of Birth	Position Held with the Trust	Year Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Interested Trustees.
David C. Brown, (b) Born May 1972	Trustee	2019

Chairman and Chief Executive Officer (since 2013), Victory Capital Management Inc.; Chairman and Chief Executive Officer, Victory Capital Holdings, Inc. (since 2013). Mr. Brown brings to the Board extensive business, finance and leadership skills gained and developed through years of experience in the financial services industry, including his tenure overseeing the strategic direction as CEO of Victory Capital. These skills, combined with Mr. Brown's extensive knowledge of the financial services industry and demonstrated success in the development and distribution of investment strategies and products, enable him to provide valuable insights to the Board and strategic direction for the Funds.

				Trustee, Victory Portfolios (42 series), Victory Portfolios II (26 series), Victory Variable Insurance Funds (9 series)

USAA Mutual Funds Trust	Supplemental Information — continued December 31, 2020

  (Unaudited)

Name and Date of Birth	Position Held with the Trust	Year Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Daniel S. McNamara, (b) (c) Born June 1966	Trustee and Chair of the Board of Trustees	2012

Trustee, President, and Vice Chairman of USAA ETF Trust (June 2017-June 2019); President of Financial Advice & Solutions Group (FASG), USAA (since 2013); Director, Investment Management Company (IMCO) (September 2009-April 2014); President, Asset Management Company (AMCO) (August, 2011-April 2013); Senior Vice President of USAA Financial Planning Services Insurance Agency, Inc. (FPS) (since 2011); Director of USAA IMCO (since 2009); Chairman of Board of IMCO (since 2013); Director of AMCO (August 2011-June 2019); President and Director of USAA Shareholder Account Services (SAS) (October 2009-June 2019); Director and Vice Chairman of FPS (since 2013); President and Director of USAA Investment Corporation (ICORP) (since 2010); Chairman of Board of ICORP (since 2013); Director of USAA Financial Advisors, Inc. (FAI) (since 2013); Chairman of Board of FAI (since 2015). Mr. McNamara brings to the Board extensive experience in the financial services industry, including experience as an officer of the Trust.

				None

(b)  Mr. Dan McNamara, the Chairman of the Board, is deemed an "interested person" due to his previous position as Director of AMCO, the former investment adviser of the Funds. Mr. Brown is deemed an "interested person" due to his position as Chief Executive Officer of Victory Capital, investment adviser to the Funds.

(c)  Effective at the close of business on December 31, 2020, Jefferson C. Boyce will replace Dan McNamara as Chair of the Board and will assume the title of Independent Chair.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, on the SEC's website at www.sec.gov and/or by calling (800)-539-3863.

USAA Mutual Funds Trust	Supplemental Information — continued December 31, 2020

  (Unaudited)

Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 15935 La Cantera Pkwy, Building Two, San Antonio, TX, 78256. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Date of Birth	Position with the Trust	Year Commenced Service	Principal Occupation During Past 5 Years

Interested Officers.

Christopher K. Dyer, Born February 1962	President	2019	Director of Fund Administration, Victory Capital (2004-present)
Scott A Stahorsky, Born July 1969	Vice President	2019	Manager, Fund Administration, Victory Capital (since 2015)
James K. De Vries, Born April 1969	Treasurer, Principal Financial Officer	2018

Executive Director, Victory Capital Management Inc. (since 2019); Treasurer, USAA ETF Trust (September 2018-June 2019); Executive Director, Investment and Financial Administration, USAA (April 2012-June 2019); Assistant Treasurer, USAA ETF Trust (June 2017-September 2018); Assistant Treasurer, USAA Mutual Funds Trust (December 2013-February 2018)

Allan Shaer, Born March 1965	Assistant Treasurer	2019	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc. (since 2016); Vice President, Mutual Fund Administration, JP Morgan Chase (2011-2016)
Carol D. Trevino, Born October 1965	Assistant Treasurer	2018

Director, Accounting and Finance, Victory Capital Management Inc. (since 2019); Accounting/Financial Director, USAA (December 2013-June 2019); Assistant Treasurer, USAA ETF Trust (September 2018-June 2019).

Erin G. Wagner, Born February 1974	Secretary	2019	Deputy General Counsel, the Adviser (since 2013)
Charles Booth, Born April 1960	Anti-Money Laundering Compliance Officer and Identity Theft Officer	2019	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc. (2007-present)
Amy Campos, Born July 1976	Chief Compliance Officer	2019

Chief Compliance Officer, USAA Mutual Funds Trust (since 2019); Executive Director, Deputy Chief Compliance Officer, USAA Mutual Funds Trust and USAA ETF Trust (July 2017-June 2019); Compliance Director, USAA Mutual Funds Trust (2014-July 2017)

USAA Mutual Funds Trust	Supplemental Information — continued December 31, 2020

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2020 through December 31, 2020.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

Beginning Account Value 7/1/20	Actual Ending Account Value 12/31/20	Hypothetical Ending Account Value 12/31/20	Actual Expenses Paid During Period 7/1/20- 12/31/20*	Hypothetical Expenses Paid During Period 7/1/20- 12/31/20*	Annualized Expense Ratio During Period 7/1/20- 12/31/20
$1,000.00	$1,402.40	$1,023.18	$2.36	$1.98	0.39%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

USAA Mutual Funds Trust	Supplemental Information — continued December 31, 2020

  (Unaudited)

Additional Federal Income Tax Information

The following federal tax information related to the Fund's fiscal year ended December 31, 2020, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2021.

With respect to distributions paid, the Fund designates the following amounts (or, if subsequently determined to be different, the maximum amount allowable) for the fiscal year ended December 31, 2020 (amounts in thousands):

Dividend Received Deduction (corporate shareholders)*	Qualified Dividend Income (non-corporate shareholders)*	Long-Term Capital Gain Distributions(a)
97.01%	99.77%	$23,384

*  Presented as a percentage of net investment income and excludes short-term capital gain distributions paid, if any. All or a portion of these amounts may be exempt from taxation at the state level.

(a)  Pursuant to Section 852 of the Internal Revenue Code.

USAA Mutual Funds Trust	Supplemental Information — continued December 31, 2020

  (Unaudited)

Considerations of the Board in Continuing the Investment Advisory Agreement

USAA Extended Market Index Fund (the "Fund")

At a meeting of the Board of Trustees (the "Board") held on December 10-11, 2020, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the "Independent Trustees"), approved for an annual period the continuance of the Investment Advisory Agreement (the "Advisory Agreement") between the Trust and Victory Capital Management Inc. (the "Adviser") with respect to the Fund. Prior to the December 10-11, 2020 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 19, 2020.

In advance of the foregoing meetings, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Adviser's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees ("Independent Counsel") and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

Advisory Agreement

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

Nature, Extent, and Quality of Services — In considering the nature, extent, and quality of the services provided by the Adviser under the Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board also took into account its knowledge of the Adviser's management and the quality of the performance of the Adviser's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Adviser and its affiliates provide administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund's compliance programs, (ii) risk management programs, (iii) liquidity risk management programs, and (iv) cybersecurity

USAA Mutual Funds Trust	Supplemental Information — continued December 31, 2020

  (Unaudited)

programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.

The Board considered the Adviser's management style and the performance of the Adviser's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Adviser's process for monitoring "best execution," also was considered. The Adviser's role in coordinating the activities of the Fund's other service providers was also considered. The Board also considered the Adviser's risk management processes. The Board considered the Adviser's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the Adviser's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Adviser's compliance and administrative staff.

Expenses and Performance — In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the "expense group") and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate — which includes advisory and administrative services as well as any fee waivers and reimbursements — was below the median of its expense group and its expense universe. The data indicated that the Fund's total expenses, including after any reimbursements, were below the median of its expense group and its expense universe. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates, and noted the high quality of services received by the Fund. The Board also noted the high level of correlation between the Fund and its benchmark index and the relatively low tracking error between the Fund and its benchmark index, and noted that it reviews such information on a periodic basis.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total returns relative to its Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was below the average of its performance universe and its Lipper index for the one-, three-, five- and ten-year periods ended September 30, 2020. The Board took into account management's discussion of the Fund's performance, including the reasons the Fund underperformed its performance universe as well as the extent to which the Fund's met its investment objective of tracking its designated index.

Compensation and Profitability — The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Adviser reimbursed or waived a portion of its management fees to the Fund. The Trustees reviewed the profitability of the Adviser's relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information

USAA Mutual Funds Trust	Supplemental Information — continued December 31, 2020

  (Unaudited)

service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.

Economies of Scale — The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board also considered the fee waiver and expense reimbursement arrangements by the Adviser. The Board took into account management's discussion of the Fund's current advisory fee structure. The Board also considered the effect of the Fund's change in size, if any, on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board determined that the current investment management fee structure was reasonable.

Conclusions — The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices and in view of the Fund's investment objective of tracking its designated index; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser's and its affiliates' level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Adviser and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

37733-0221

DECEMBER 31, 2020

Annual Report

USAA Nasdaq-100 Index Fund

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396 or by submitting your request via email to TA.Processing@FISGlobal.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396 or by submitting your request via email to TA.Processing@FISGlobal.com.

Your election to receive reports in paper will apply to all funds held with the USAA Mutual Funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member of FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA Mutual Funds Trust

Shareholder Letter (Unaudited)	2
Managers' Commentary (Unaudited)	4
Investment Overview (Unaudited)	6
Investment Objective & Portfolio Holdings (Unaudited)	7
Schedule of Portfolio Investments	8
Financial Statements
Statement of Assets and Liabilities	12
Statement of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	16
Notes to Financial Statements	18
Report of Independent Registered Public Accounting Firm	28
Supplemental Information (Unaudited)	29
Trustees' and Officers' Information	29
Proxy Voting and Portfolio Holdings Information	35
Expense Examples	35
Additional Federal Income Tax Information	36
Advisory Contract Agreement	37
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

1

(Unaudited)

Dear Shareholder,

When we look back on 2020, we will undoubtedly remember it as an extraordinary year. A year ago, no one could have imagined the unusual events that would challenge us personally, professionally, and collectively as a nation. But in retrospect, the trajectory of financial markets over the past year was nothing short of extraordinary.

The year began with rudimentary worries, such as economic growth rates, trade deals, and interest rates. But a novel coronavirus ("COVID-19") and the subsequent worldwide spread of COVID-19 became an unprecedented event. To combat the pandemic, governments everywhere issued austere shelter-in-place orders, and the global economy slowed markedly. Equity markets sold off sharply in March and April, and second quarter domestic GDP contracted by an alarming annual rate of 31.4%, according to the U.S. Department of Commerce.

It's no surprise that so many investors flocked to the perceived safety of U.S. Treasurys. Meanwhile, liquidity evaporated (for a short spell) in many other segments of the fixed-income market, including higher-yielding credits and municipal bonds. The outlook was tenuous, and credit spreads widened while prices declined for most securities perceived to be higher risk.

A response, however, came swiftly. The U.S. Federal Reserve (the "Fed") and other monetary authorities worldwide leapt into action—cutting interest rates, (re)starting quantitative easing and, in the case of the Fed, launching an array of programs to provide liquidity to stabilize fixed-income markets. The U.S. government also stepped up to provide fiscal stimulus in the form of the Coronavirus Aid, Relief, and Economic Security Act (CARES Act).

It was impressive how quickly those actions helped end the stock market's free fall and restore order across much of the fixed-income universe. The rebound was almost as robust as the drawdown, and third quarter GDP (the most recent finalized data available) grew at a 33.4% annualized rate, according to the U.S. Department of Commerce.

Late in the year, markets were alternately fueled and roiled by a contentious election season, growing optimism for an effective vaccine, and a fluid debate regarding the need for additional fiscal stimulus. Ultimately, stocks were propelled higher in the fourth quarter when it became clear that Congress would provide another dose of fiscal stimulus in the form of direct payments, more unemployment insurance, and additional aid to businesses.

Through all the unprecedented events and extreme volatility, the S&P 500® Index registered an impressive annual return of 18.40% for the 12-month period ended December 31, 2020. Meanwhile, the yield on 10-year U.S. Treasurys declined 95 basis points over the same period, reflecting both the Fed's interest rate cuts and its pledge to keep rates low for longer. The yield on 10-Year U.S. Treasurys was 0.93% as of December 31, 2020.

While markets endured and performed admirably during 2020, perhaps the key takeaway is that the unexpected can and will happen. That's why it's important to remain focused on your long-term investment goals and avoid making emotional decisions.

2

On the following pages, you will find information relating to your USAA Mutual Funds, brought to you by Victory Capital. If you have any questions, we encourage you to contact our Member Service Representatives. Call (800) 235-8396, or visit our website at www.vcm.com.

My colleagues and I sincerely appreciate the confidence you have placed in the USAA Mutual Funds, and we value the opportunity to help meet your investment goals.

Christopher K. Dyer, CFA

President,
USAA Mutual Funds

3

USAA Mutual Funds Trust

USAA Nasdaq-100 Index Fund

Manager's Commentary

(Unaudited)

Victory Solutions

Mannik S. Dhillon, CFA, CAIA
Wasif A. Latif

•  What were the market conditions over the reporting period?

In an unprecedented 2020, investors witnessed a tale of two markets.

2020 started strong, with the positive market momentum carrying over from 2019. By the end of February, however, there was a historic global financial market panic selloff as the spread of COVID-19 caused a sharp decline in expectations for economic growth and corporate earnings.

The U.S. Federal Reserve (the "Fed") quickly stepped into the market panic and provided an armada of liquidity programs, such as quantitative easing, which resulted in a rebound in investor confidence. This return of confidence led an equally remarkable rally through the rest of the year, despite some periods of fear and concerns around a resurgence of the virus. The remainder of the year brought a dramatic reversal from the difficult environment that characterized the first three months. While COVID-19 cases continued to rise, particularly in the final two weeks of June, investors grew increasingly confident that the economy would be able to recover from its sharp downturn led by a series of better-than-expected economic reports coupled with the aggressive response by the Fed. In addition to reiterating its commitment to keep short-term interest rates near zero for an extended period, the Fed announced the direct purchase of both individual bonds and exchange-traded bond funds.

Despite ongoing uncertainty regarding the economic outlook, investors continued to display a robust appetite for risk. The near-zero interest rate policy of the Fed, together with the ultra-low rates in place in other major world economies, as well as greater appetite for fiscal spending, was a key catalyst for market performance.

Investors' appetite for risk improved considerably in early November, when the approval of vaccines for COVID-19 raised expectations that the world economy could gradually return to normal in 2021. The conclusion of the U.S. elections, which removed a source of uncertainty that had depressed performance in September and October, was an additional tailwind. The markets were also aided by continued indications that the Fed and other central banks would maintain their highly accommodative policies indefinitely, not least an agreement on a new round of U.S. fiscal stimulus further cheered investors in late December. Together, these developments outweighed negative headlines surrounding renewed lockdowns and the persistence of COVID-19.

As the dust settled on a tumultuous and historic year, global financial markets reflected the optimism of a reflating global economic environment in a post-pandemic future. All the major global equity market indexes had posted strong returns, with bonds following suit. In the United States, large-cap value stocks had a very strong rebound in the fourth

4

USAA Mutual Funds Trust

USAA Nasdaq-100 Index Fund (continued)

Manager's Commentary (continued)

quarter in anticipation of economic reflation. However, those returns were still dwarfed by the enormous annual returns posted by large-cap growth stocks, led by the information technology and consumer discretionary 'stay-at-home' stocks.

•  How did the USAA Nasdaq-100 Index Fund (the "Fund") perform during the reporting period?

The Fund has five share classes: Fund Shares, Institutional Shares, Class A, Class C and R6 Shares. The Fund closely tracked its benchmark, the broad-based Nasdaq-100 Index (the "Index"), during the reporting period ended December 31, 2020. The Fund Shares and R6 Shares had total returns of 48.30% and 48.51%, respectively. The Institutional Shares, Class A, and Class C commenced operations on June 29, 2020, and from that time through December 31, 2020, had total returns of 29.60%, 29.46%, and 28.95%, respectively. This compares to total returns of 48.88% for the Index. The Index represents 100 of the largest nonfinancial companies listed on The Nasdaq Stock Market® and is not available for direct investment.

•  Please describe sector performance during the reporting period.

In 2020, the Nasdaq 100 Index outperformed the S&P 500 Index, which returned 18.40%.

The outperformance of the growth focused Nasdaq 100 Index was led by information technology and consumer discretionary stocks. The strong return in these sectors more than offset the underperformance in the consumer staples and utilities sectors.

Thank you for allowing us to assist you with your investment needs.

5

USAA Mutual Funds Trust

USAA Nasdaq-100 Index Fund

Investment Overview

(Unaudited)

Average Annual Total Returns

Year Ended December 31, 2020

	Fund Shares	Institutional Shares	Class A		Class C		R6 Shares
INCEPTION DATE	10/27/00	6/29/20	6/29/20		6/29/20		3/1/17
	Net Asset Value	Net Asset Value	Net Asset Value	Maximum Offering Price	Net Asset Value	Maximum Offering Price	Net Asset Value	Nasdaq-100 Index[1]	Russell 1000® Growth Index[2]
One Year	48.30%	NA	NA	NA	NA	NA	48.51%	48.88%	38.49%
Five Year	23.68%	NA	NA	NA	NA	NA	NA	24.27%	20.96%
Ten Year	19.94%	NA	NA	NA	NA	NA	NA	20.63%	17.21%
Since Inception	NA	29.60%	29.46%	26.55%	28.95%	27.95%	26.35%	NA	NA

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

The maximum offering price (MOP) figures reflect a maximum sales charge of 2.25% for Class A. Class C are not subject to an initial sales charge, but are subject to a deferred sales charge of 1.00% on shares redeemed within one year of purchase. NAV does not reflect sales charges.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.

USAA Nasdaq-100 Index Fund — Growth of $10,000

1The Nasdaq-100 Index is an index composed of 100 of the largest nonfinancial domestic and international companies listed on The Nasdaq Stock Market based on market capitalization. This index does not include the effect of sales charges, commissions, expenses or taxes, is not representative of the Fund and it is not possible to invest directly in an index.

2The unmanaged Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. This index does not include the effect of sales charges, commissions, expenses or taxes, is not representative of the Fund and it is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment in the Fund.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance is not indicative of future results.

6

USAA Mutual Funds Trust USAA Nasdaq-100 Index Fund	December 31, 2020

  (Unaudited)

Investment Objective & Portfolio Holdings:

The Fund's investment objective seeks to match, before fees and expenses, the performance of the stocks composing the Nasdaq-100 Index. The Nasdaq-100 Index (the "Index") represents 100 of the largest nonfinancial stocks traded on The Nasdaq Stock Market®.

Sector Allocation*:

December 31, 2020

(% of Net Assets)

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

7

USAA Mutual Funds Trust USAA Nasdaq-100 Index Fund	Schedule of Portfolio Investments December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Common Stocks (99.5%)
Communication Services (18.3%):
Activision Blizzard, Inc.	233,848	$21,713
Alphabet, Inc. Class A (a)	59,779	104,771
Alphabet, Inc. Class C (a)	65,590	114,906
Baidu, Inc., ADR (a)	83,562	18,069
Charter Communications, Inc. Class A (a)	60,477	40,008
Comcast Corp. Class A	1,381,535	72,392
Electronic Arts, Inc.	87,703	12,594
Facebook, Inc. Class A (a)	478,005	130,572
Fox Corp. Class A	102,133	2,974
Fox Corp. Class B	78,014	2,253
Match Group, Inc. (a)	80,481	12,168
NetEase, Inc., ADR	99,051	9,486
Netflix, Inc. (a)	133,678	72,284
Sirius XM Holdings, Inc. (b)	1,285,805	8,191
T-Mobile U.S., Inc. (a)	375,557	50,644
		673,025
Communications Equipment (1.6%):
Cisco Systems, Inc.	1,278,549	57,215
Consumer Discretionary (19.1%):
Amazon.com, Inc. (a)	99,768	324,937
Booking Holdings, Inc. (a)	12,392	27,600
Dollar Tree, Inc. (a)	71,164	7,689
eBay, Inc.	208,578	10,481
JD.com, Inc., ADR (a)	263,681	23,178
Lululemon Athletica, Inc. (a)	37,799	13,155
Marriott International, Inc. Class A	98,136	12,946
MercadoLibre, Inc. (a)	15,062	25,232
O'Reilly Automotive, Inc. (a)	21,922	9,921
Peloton Interactive, Inc. Class A (a)	77,313	11,730
Pinduoduo, Inc., ADR (a)	90,287	16,041
Ross Stores, Inc.	107,720	13,229
Starbucks Corp.	355,137	37,993
Tesla, Inc. (a)	233,251	164,598
Trip.com Group Ltd., ADR (a)	158,242	5,338
		704,068
Consumer Staples (5.1%):
Costco Wholesale Corp.	133,506	50,302
Keurig Dr Pepper, Inc.	425,805	13,626
Mondelez International, Inc. Class A	432,737	25,302
Monster Beverage Corp. (a)	159,737	14,773
PepsiCo, Inc.	418,151	62,012
The Kraft Heinz Co.	369,940	12,822
Walgreens Boots Alliance, Inc.	262,008	10,449
		189,286

See notes to financial statements.

8

USAA Mutual Funds Trust USAA Nasdaq-100 Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Electronic Equipment, Instruments & Components (0.1%):
CDW Corp.	43,265	$5,702
Health Care (6.4%):
Alexion Pharmaceuticals, Inc. (a)	66,217	10,346
Align Technology, Inc. (a)	23,858	12,749
Amgen, Inc.	176,151	40,501
Biogen, Inc. (a)	46,561	11,401
Cerner Corp.	92,767	7,280
DexCom, Inc. (a)	29,055	10,742
Gilead Sciences, Inc. (c)	379,291	22,097
IDEXX Laboratories, Inc. (a)	25,810	12,902
Illumina, Inc. (a)	44,177	16,345
Incyte Corp. (a)	66,264	5,764
Intuitive Surgical, Inc. (a)	35,570	29,100
Moderna, Inc. (a)	119,734	12,509
Regeneron Pharmaceuticals, Inc. (a)	31,728	15,328
Seagen, Inc. (a)	54,557	9,555
Vertex Pharmaceuticals, Inc. (a)	78,682	18,596
		235,215
Industrials (1.9%):
Cintas Corp.	31,657	11,189
Copart, Inc. (a)	71,448	9,092
CSX Corp.	231,404	21,000
Fastenal Co.	173,697	8,482
PACCAR, Inc.	104,826	9,044
Verisk Analytics, Inc.	49,197	10,213
		69,020
IT Services (4.6%):
Automatic Data Processing, Inc.	129,749	22,862
Cognizant Technology Solutions Corp. Class A	161,770	13,257
Fiserv, Inc. (a)	202,860	23,097
Okta, Inc. (a)	36,298	9,229
Paychex, Inc.	108,777	10,136
PayPal Holdings, Inc. (a)	354,529	83,031
VeriSign, Inc. (a)	34,528	7,472
		169,084
Semiconductors & Semiconductor Equipment (14.0%):
Advanced Micro Devices, Inc. (a)	363,914	33,375
Analog Devices, Inc.	111,798	16,516
Applied Materials, Inc.	276,339	23,848
ASML Holding NV, NYS	22,917	11,177
Broadcom, Inc.	122,393	53,590
Intel Corp.	1,239,966	61,775
KLA Corp.	46,737	12,101
Lam Research Corp.	43,575	20,579
Marvell Technology Group Ltd.	202,776	9,640
Maxim Integrated Products, Inc.	80,880	7,170
Microchip Technology, Inc.	78,785	10,881

See notes to financial statements.

9

USAA Mutual Funds Trust USAA Nasdaq-100 Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Micron Technology, Inc. (a)	336,837	$25,323
NVIDIA Corp.	187,296	97,806
NXP Semiconductors NV	84,647	13,460
QUALCOMM, Inc.	342,217	52,133
Skyworks Solutions, Inc.	50,253	7,683
Texas Instruments, Inc.	277,750	45,587
Xilinx, Inc.	74,169	10,515
		513,159
Software (15.2%):
Adobe, Inc. (a)	145,152	72,593
ANSYS, Inc. (a)	25,986	9,454
Atlassian Corp. PLC Class A (a)	39,989	9,352
Autodesk, Inc. (a)	66,349	20,259
Cadence Design Systems, Inc. (a)	84,398	11,515
Check Point Software Technologies Ltd. (a)	42,421	5,638
DocuSign, Inc. (a)	56,026	12,455
Intuit, Inc.	79,502	30,199
Microsoft Corp. (c)	1,503,327	334,370
Splunk, Inc. (a)	48,532	8,245
Synopsys, Inc. (a)	45,920	11,904
Workday, Inc. Class A (a)	54,465	13,050
Zoom Video Communications, Inc. Class A (a)	58,930	19,878
		558,912
Technology Hardware, Storage & Peripherals (12.2%):
Apple, Inc.	3,380,633	448,576
Utilities (1.0%):
American Electric Power Co., Inc. (c)	150,196	12,507
Exelon Corp.	295,187	12,463
Xcel Energy, Inc. (c)	158,993	10,600
		35,570
Total Common Stocks (Cost $1,265,263)		3,658,832
Collateral for Securities Loaned^ (0.2%)
Fidelity Investments Money Market Government Portfolio Class I, 0.01% (d)	1,644,242	1,644
HSBC U.S. Government Money Market Fund I Shares, 0.03% (d)	6,906,015	6,906
Total Collateral for Securities Loaned (Cost $8,550)		8,550
Total Investments (Cost $1,273,813) — 99.7%		3,667,382
Other assets in excess of liabilities — 0.3%		9,568
NET ASSETS — 100.00%		$3,676,950

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  All or a portion of this security has been segregated as collateral for derivative instruments.

See notes to financial statements.

10

USAA Mutual Funds Trust USAA Nasdaq-100 Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(d)  Rate disclosed is the daily yield on December 31, 2020.

ADR — American Depositary Receipt

NYS — New York Registered Shares

PLC — Public Limited Company

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini Futures	69	3/19/21	$17,146,823	$17,781,990	$635,167
Total unrealized appreciation					$635,167
Total unrealized depreciation					—
Total net unrealized appreciation (depreciation)					$635,167

See notes to financial statements.

11

USAA Mutual Funds Trust	Statement of Assets and Liabilities December 31, 2020

(Amounts in Thousands, Except Per Share Amounts)

	USAA Nasdaq-100 Index Fund
Assets:
Investments, at value (Cost $1,273,813)	$3,667,382	(a)
Cash and cash equivalents	14,552
Deposit with brokers for futures contracts	3,088
Receivables:
Interest and dividends	891
Capital shares issued	4,191
Variation margin on open futures contracts	62
From Adviser	7
Prepaid expenses	56
Total assets	3,690,229
Liabilities:
Payables:
Collateral received on loaned securities	8,550
Capital shares redeemed	3,353
Accrued expenses and other payables:
Investment advisory fees	608
Administration fees	451
Custodian fees	24
Transfer agent fees	205
Compliance fees	2
12b-1 fees	—	(b)
Other accrued expenses	86
Total liabilities	13,279
Net Assets:
Capital	1,176,890
Total accumulated earnings/(loss)	2,500,060
Net assets	$3,676,950
Net Assets
Fund Shares	$3,583,838
Institutional Shares	57,240
Class A	167
Class C	194
R6 Shares	35,511
Total	$3,676,950
Shares (unlimited number of shares authorized with no par value):
Fund Shares	100,780
Institutional Shares	1,606
Class A	5
Class C	5
R6 Shares	998
Total	103,394
Net asset value, offering and redemption price per share: (c)
Fund Shares	$35.56
Institutional Shares	$35.64
Class A	$35.64
Class C (d)	$35.51
R6 Shares	$35.57
Maximum Sales Charge — Class A	2.25%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$36.45

(a)  Includes $8,109 of securities on loan.

(b)  Rounds to less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(d)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

12

USAA Mutual Funds Trust	Statement of Operations For the Year Ended December 31, 2020

(Amounts in Thousands)

	USAA Nasdaq-100 Index Fund
Investment Income:
Dividends	$26,580
Interest	61
Securities lending (net of fees)	25
Foreign tax withholding	(18)
Total income	26,648
Expenses*:
Investment advisory fees	5,881
Administration fees — Fund Shares	4,344
Administration fees — Institutional Shares	18
Administration fees — Class A	—	(a)
Administration fees — Class C	—	(a)
Administration fees — R6 Shares	13
Sub-Administration fees	20
12b-1 fees — Class A	—	(a)
12b-1 fees — Class C	—	(a)
Custodian fees	137
Transfer agent fees — Fund Shares	1,943
Transfer agent fees — Institutional Shares	18
Transfer agent fees — Class A	—	(a)
Transfer agent fees — Class C	—	(a)
Transfer agent fees — R6 Shares	3
Trustees' fees	49
Compliance fees	17
Legal and audit fees	73
State registration and filing fees	159
Other expenses	360
Total expenses	13,035
Expenses waived/reimbursed by Adviser	(22)
Net expenses	13,013
Net Investment Income (Loss)	13,635
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	112,927
Net realized gains (losses) from futures contracts	4,880
Net change in unrealized appreciation/depreciation on investment securities	1,071,383
Net change in unrealized appreciation/depreciation on futures contracts	198
Net realized/unrealized gains (losses) on investments	1,189,388
Change in net assets resulting from operations	$1,203,023

*  Institutional Shares, Class A, and Class C activity is for the period June 29, 2020 (commencement of operations) to December 31, 2020.

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

13

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Nasdaq-100 Index Fund
	Year Ended December 31, 2020	Year Ended December 31, 2019
From Investments:
Operations:
Net investment income (loss)	$13,635	$13,488
Net realized gains (losses) from investments	117,807	48,976
Net change in unrealized appreciation/depreciation on investments	1,071,581	625,270
Change in net assets resulting from operations	1,203,023	687,734
Distributions to Shareholders:
Fund Shares	(53,982)	(21,297)
Institutional Shares (a)	(733)	—
Class A (a)	(1)	—
Class C (a)	(2)	—
R6 Shares	(582)	(172)
Change in net assets resulting from distributions to shareholders	(55,300)	(21,469)
Change in net assets resulting from capital transactions	67,688	31,933
Change in net assets	1,215,411	698,198
Net Assets:
Beginning of period	2,461,539	1,763,341
End of period	$3,676,950	$2,461,539

(a)  Institutional Shares, Class A, and Class C activity is for the period June 29, 2020 (commencement of operations) to December 31, 2020.

(continues on next page)

See notes to financial statements.

14

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	USAA Nasdaq-100 Index Fund
	Year Ended December 31, 2020	Year Ended December 31, 2019
Capital Transactions:
Fund Shares
Proceeds from shares issued	$963,224	$415,059
Distributions reinvested	52,834	20,918
Cost of shares redeemed	(1,005,018)	(405,319)
Total Fund Shares	$11,040	$30,658
Institutional Shares (a)
Proceeds from shares issued	$53,408	$—
Distributions reinvested	718	—
Cost of shares redeemed	(3,989)	—
Total Institutional Shares	$50,137	$—
Class A (a)
Proceeds from shares issued	$157	$—
Distributions reinvested	1	—
Total Class A	$158	$—
Class C (a)
Proceeds from shares issued	$173	$—
Distributions reinvested	2	—
Total Class C	$175	$—
R6 Shares
Proceeds from shares issued	$17,111	$6,125
Distributions reinvested	391	99
Cost of shares redeemed	(11,324)	(4,949)
Total R6 Shares	$6,178	$1,275
Change in net assets resulting from capital transactions	$67,688	$31,933
Share Transactions:
Fund Shares
Issued	35,707	19,540
Reinvested	1,506	861
Redeemed	(36,756)	(19,046)
Total Fund Shares	457	1,355
Institutional Shares (a)
Issued	1,706	—
Reinvested	20	—
Redeemed	(120)	—
Total Institutional Shares	1,606	—
Class A (a)
Issued	5	—
Reinvested	— (b)	—
Total Class A	5	—
Class C (a)
Issued	5	—
Reinvested	— (b)	—
Total Class C	5	—
R6 Shares
Issued	602	287
Reinvested	11	4
Redeemed	(390)	(232)
Total R6 Shares	223	59
Change in Shares	2,296	1,414

(a)  Institutional Shares, Class A, and Class C activity is for the period June 29, 2020 (commencement of operations) to December 31, 2020.

(b)  Rounds to less than 1 thousand shares.

See notes to financial statements.

15

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA Nasdaq-100 Index Fund
Fund Shares
Year Ended December 31, 2020	$24.35	0.13	(d)	11.62	11.75	(0.13)	(0.41)
Year Ended December 31, 2019	$17.69	0.13	(d)	6.74	6.87	(0.13)	(0.08)
Year Ended December 31, 2018	$17.89	0.11		(0.18)	(0.07)	(0.12)	(0.01)
Year Ended December 31, 2017	$13.79	0.07		4.38	4.45	(0.08)	(0.27)
Year Ended December 31, 2016	$12.99	0.09		0.78	0.87	(0.07)	—
Institutional Shares
June 29, 2020 (e) through December 31, 2020	$27.86	0.07	(d)	8.17	8.24	(0.05)	(0.41)
Class A
June 29, 2020 (e) through December 31, 2020	$27.86	0.02	(d)	8.18	8.20	(0.01)	(0.41)
Class C
June 29, 2020 (e) through December 31, 2020	$27.86	(0.10	)(d)	8.16	8.06	—	(0.41)
R6 Shares
Year Ended December 31, 2020	$24.35	0.17	(d)	11.63	11.80	(0.17)	(0.41)
Year Ended December 31, 2019	$17.68	0.15	(d)	6.74	6.89	(0.14)	(0.08)
Year Ended December 31, 2018	$17.89	0.12		(0.18)	(0.06)	(0.14)	(0.01)
March 1, 2017 (e) through December 31, 2017	$15.31	0.08		2.87	2.95	(0.10)	(0.27)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019 and in effect through June 30, 2023 instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See notes to financial statements.

16

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charges)*(a)	Net Expenses^(b)	Net Investment Income (Loss)(b)	Gross Expenses(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA Nasdaq-100 Index Fund
Fund Shares
Year Ended December 31, 2020	(0.54)	$35.56	48.30%	0.44%	0.46%	0.44%	$3,583,838	17%
Year Ended December 31, 2019	(0.21)	$24.35	38.86%	0.48%	0.63%	0.48%	$2,442,662	9%
Year Ended December 31, 2018	(0.13)	$17.69	(0.44)%	0.48%	0.64%	0.48%	$1,750,674	5%
Year Ended December 31, 2017	(0.35)	$17.89	32.29%	0.51%	0.60%	0.51%	$1,623,579	5%
Year Ended December 31, 2016	(0.07)	$13.79	6.68%	0.53%	0.77%	0.53%	$1,078,319	4%
Institutional Shares
June 29, 2020 (e) through December 31, 2020	(0.46)	$35.64	29.60%	0.44%	0.42%	0.47%	$57,240	17%
Class A
June 29, 2020 (e) through December 31, 2020	(0.42)	$35.64	29.46%	0.70%	0.11%	46.74%	$167	17%
Class C
June 29, 2020 (e) through December 31, 2020	(0.41)	$35.51	28.95%	1.45%	(0.61)%	19.93%	$194	17%
R6 Shares
Year Ended December 31, 2020	(0.58)	$35.57	48.51%	0.31%	0.59%	0.31%	$35,511	17%
Year Ended December 31, 2019	(0.22)	$24.35	38.99%	0.39%	0.71%	0.42%	$18,877	9%
Year Ended December 31, 2018	(0.15)	$17.68	(0.38)%	0.40%	0.72%	0.45%	$12,667	5%
March 1, 2017 (e) through December 31, 2017	(0.37)	$17.89	19.27%	0.40%	0.66%	1.01%	$5,860	5%

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Commencement of operations.

See notes to financial statements.

17

USAA Mutual Funds Trust	Notes to Financial Statements December 31, 2020

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 46 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Nasdaq-100 Index Fund (the "Fund"). The Fund offers five classes of shares: Fund Shares, Institutional Shares, Class A, Class C and R6 Shares. The Fund is classified as non-diversified under the 1940 Act. The Institutional Shares, Class A and Class C were effective June 29, 2020.

Each class of shares of the Fund has substantially identical rights and privileges, except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

18

USAA Mutual Funds Trust	Notes to Financial Statements — continued December 31, 2020

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of December 31, 2020, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Common Stocks	$3,658,832	$—	$—	$3,658,832
Collateral for Securities Loaned	8,550	—	—	8,550
Total	$3,667,382	$—	$—	$3,667,382
Other Financial Investments^:
Assets:
Futures Contracts	$635	$—	$—	$635
Total	$635	$—	$—	$635

^  Futures contracts are valued at the unrealized appreciation (depreciation) on the investment.

For the year ended December 31, 2020, there were no transfers in or out of the Level 3 fair value hierarchy.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

19

USAA Mutual Funds Trust	Notes to Financial Statements — continued December 31, 2020

Derivative Instruments:

Futures Contracts:

The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and Liabilities under Deposit with brokers for futures contracts.

During the year ended December 31, 2020, the Fund entered into futures contracts primarily for the strategy of gaining exposure to a particular asset class or securities market.

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2020 (amounts in thousands):

Assets
Variation Margin Receivable on Open Futures Contracts*
Equity Risk Exposure	$635

*  Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day's variation margin for futures contracts is reported within the Statement of Assets and Liabilities.

The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended December 31, 2020 (amounts in thousands):

	Net Realized Gains (Losses) on Derivatives Recognized as a Result of Operations	Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
	Net Realized Gains (Losses) from Futures Contracts	Net Change in Unrealized Appreciation/Depreciation on Futures Contracts
Equity Risk Exposure	$4,880	$198

20

USAA Mutual Funds Trust	Notes to Financial Statements — continued December 31, 2020

All open derivative positions at period end are reflected on the Fund's Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Fund, through a securities lending agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. Borrowers are required to secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are cured the next business day once the shortfall exceeds $100 thousand. Collateral may be cash, U.S. government securities, or other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. Cash collateral may be invested in high-quality short-term investments, primarily open-end investment companies. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged, except to satisfy borrower default. Cash collateral is listed on the Fund's Schedule of Portfolio Investments and Financial Statements while non-cash collateral is not included.

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of December 31, 2020.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$8,109	$—	$8.550

Foreign Taxes:

The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

21

USAA Mutual Funds Trust	Notes to Financial Statements — continued December 31, 2020

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, 12b-1 fees and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the year ended December 31, 2020, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$522,141	$495,966

There were no purchases or sales of U.S. government securities during the year ended December 31, 2020

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.20% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the year ended December 31, 2020, are reflected on the Statement of Operations as Investment Advisory fees.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the year ended December 31, 2020, the Fund had no subadvisers.

22

USAA Mutual Funds Trust	Notes to Financial Statements — continued December 31, 2020

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.15%, 0.10%, 0.15%, 0.15% and 0.05% of average daily net assets of the Fund Shares, Institutional Shares, Class A, Class C and R6 Shares, respectively. Amounts incurred for the year ended December 31, 2020, are reflected on the Statement of Operations as Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended December 31, 2020, are reflected on the Statement of Operations as Compliance fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended December 31, 2020, are reflected on the Statement of Operations as Sub-Administration fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees are accrued daily and paid monthly at an annualized rate of 0.10%, 0.10%, 0.10%, and 0.01% for Institutional Shares, Class A, Class C and R6 Shares respectively, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the year ended December 31, 2020, are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust. Effective June 30, 2020, the Distributor's name was changed from Victory Capital Advisers, Inc.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% and 1.00% of the average daily net assets of Class A and Class C, respectively. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A and Class C of the Fund. Amounts incurred and paid to the Distributor are reflected on the Statement of Operations as 12b-1 fees.

In addition, the Distributor is entitled to receive commissions on sales of the Class A of the Fund. For the year ended December 31, 2020, the Distributor received approximately less than $1 thousand from commissions earned on sales of Class A of the Fund.

23

USAA Mutual Funds Trust	Notes to Financial Statements — continued December 31, 2020

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year months ended December 31, 2020, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of December 31, 2020, the expense limits (excluding voluntary waivers) are 0.48%, 0.44%, 0.70%, 1.45% and 0.40% for Fund Shares, Institutional Shares, Class A, Class C, and R6 Shares, respectively.

Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. As of December 31, 2020, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at December 31, 2020.

Expires December 31, 2023	Total
$22	$22

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended December 31, 2020.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Sub-Administrator, Sub-Fund Accountant, Custodian and Distributor.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Geopolitical/Natural Disaster Risk — Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely affect issuers in another country or region. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. Likewise, systemic market dislocations of the kind that occurred during the financial crisis that began in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund's investments. Some countries, including the United States, are adopting more protectionist trade policies and moving away from the tighter financial industry regulations that followed the 2008 financial crisis, which may also affect the value of a Fund's investments.

Political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value

24

USAA Mutual Funds Trust	Notes to Financial Statements — continued December 31, 2020

of a Fund's investments, increase uncertainty in or impair the operation of the U.S. or other securities markets and degrade investor and consumer confidence, perhaps suddenly and to a significant degree.

An outbreak of disease called COVID-19 has spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and consumer activity, significant challenges in healthcare service preparation and delivery, quarantines and general concern and uncertainty. These negative impacts have caused significant volatility and declines in global financial markets, which have caused losses for Fund investors during and subsequent to period end. The impact of the COVID-19 pandemic may last for an extended period of time, and could result in a substantial economic downturn or recession. Public health crises may exacerbate other pre-existing political, social, economic, market and financial risks. The extent of the impact to the financial performance of the Funds' investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Stock Market Risk — Overall stock market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.

Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.

Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

6. Borrowing and Interfund Lending:

Line of Credit:

For the year ended December 31, 2020, the Victory Funds Complex participated in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2020, with a termination date of June 28, 2021. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. For the year ended December 31, 2020, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Effective June 29, 2020, under an amended Line of Credit agreement, Citibank will also receive an annual upfront fee of 0.10% on the $300 million committed line of credit. Each fund in the Victory Funds Complex will pay a pro-rata portion of the upfront fee. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the year ended December 31, 2020.

25

USAA Mutual Funds Trust	Notes to Financial Statements — continued December 31, 2020

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Fund, that is permitted to participate in the Facility, in the Victory Funds Complex relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period is reflected on the Statement of Operations under Income on Interfund lending.

The Fund did not utilize or participate in the Facility during the year ended December 31, 2020.

7. Federal Income Tax Information:

The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

As of December 31, 2020, on the Statement of Assets and Liabilities, there were no permanent book-to-tax difference reclassification adjustments.

The tax character of distributions paid during the tax years ended as noted below, were as follows (total distributions paid may differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands).

Year Ended December 31, 2020				Year Ended December 31, 2019
Distributions paid from				Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Total Distributions Paid	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
$22,041	$33,259	$55,300	$55,300	$13,537	$7,932	$21,469	$21,469

As of December 31, 2020, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):

Undistributed Ordinary Income	Accumulated Undistributed Long-Term Capital Gains	Accumulated Earnings	Other Earnings (Loss)	Unrealized Appreciation (Depreciation)*	Total Accumulated Earnings (Loss)
$27,023	$99,567	$126,590	$—	$2,373,470	$2,500,060

*  The difference between the book-basis and tax-basis of unrealized appreciation/depreciation is attributable to the tax deferral of losses on wash sales.

26

USAA Mutual Funds Trust	Notes to Financial Statements — continued December 31, 2020

As of December 31, 2020, the Fund had no capital loss carryforwards for federal income tax purposes.

As of December 31, 2020, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):

Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$1,293,912	$2,417,484	$(44,014)	$2,373,470

27

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of USAA Nasdaq-100 Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of USAA Nasdaq-100 Index Fund (the "Fund") (one of the funds constituting USAA Mutual Funds Trust (the "Trust")), including the schedule of portfolio investments, as of December 31, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Victory Capital investment companies since 1995.

San Antonio, Texas
February 26, 2021

28

USAA Mutual Funds Trust	Supplemental Information December 31, 2020

  (Unaudited)

Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the state of Delaware. There are currently nine Trustees, eight of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and two of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 46 portfolios in the Trust. Each Trustee's address is 15935 La Cantera Pkwy, Building Two, San Antonio, TX, 78256. Pursuant to a policy adopted by the Board, the term of office for each Trustee shall be until the Independent Trustee reaches age 75 or an Interested Trustee reaches age 75. The Board may change or grant exceptions from this policy at any time without shareholder approval. A Trustee may resign or be removed by a vote of the other Trustees or the holders of a majority of the outstanding shares of the Trust at any time. Vacancies on the Board can be filled by the action of a majority of the Trustees, provided that after filling such vacancy at least two-thirds of the Trustees have been elected by the shareholders.

Name and Date of Birth	Position Held with the Trust	Year Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
Jefferson C. Boyce, Born September 1957	Lead Independent Trustee, and Vice Chairman	2013	Senior Managing Director, New York Life Investments, LLC (1992-2012)	Westhab, Inc.
John C. Walters, Born February 1962	Trustee	2019

Retired. Mr. Walters brings significant Board experience including active involvement with the board of a Fortune 500 company, and a proven record of leading large, complex financial organizations. He has a demonstrated record of success in distribution, manufacturing, investment brokerage, and investment management in both the retail and institutional investment businesses. He has substantial experience in the investment management business with a demonstrated ability to develop and drive strategy while managing operation, financial, and investment risk.

Guardian Variable Products Trust (16 series), Lead Independent Director; Amerilife Holdings LLC, Director; Stadion Money Management; Director; University of North Carolina (Chapel Hill), Member Board of Governors

29

USAA Mutual Funds Trust	Supplemental Information — continued December 31, 2020

  (Unaudited)

Name and Date of Birth	Position Held with the Trust	Year Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Robert L. Mason, Ph.D., Born July 1946	Trustee	1997

Adjunct Professor in the Department of Management Science and Statistics in the College of Business at the University of Texas at San Antonio (since 2001); Institute Analyst, Southwest Research Institute (March 2002-January 2016)

				None
Dawn M. Hawley, Born February 1954	Trustee	2014

Manager of Finance, Menil Foundation, Inc. (May 2007-June 2011), which is a private foundation that oversees the assemblage of sculptures, prints, drawings, photographs, and rare books. Director of Financial Planning and Analysis and Chief Financial Officer, AIM Management Group, Inc. (October 1987-January 2006)

				None
Paul L. McNamara, Born July 1948	Trustee	2012	Director, Cantor Opportunistic Alternatives Fund, LLC (March 2010-February 2014) , which is a closed-end fund of funds by Cantor Fitzgerald Investment Advisors, LLC	None

30

USAA Mutual Funds Trust	Supplemental Information — continued December 31, 2020

  (Unaudited)

Name and Date of Birth	Position Held with the Trust	Year Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Richard Y. Newton III, Born January 1956	Trustee	2017

Director, Elta North America (01/18-present), which is a global leader in the design, manufacture, and support of innovative electronic systems in the ground, maritime, airborne, and security domains for the nation's warfighters, security personnel, and first responders; Managing Partner, Pioneer Partnership Development Group (December 2015-present)); Executive Director, The Union League Club of New York (June 2014-November 2015): Executive Vice President, Air Force Association (August 2012-May 2014); Lieutenant General, United States Air Force (January 2008-June 2012)

				None
Barbara B. Ostdiek, Ph.D., Born March 1964	Trustee	2008

Senior Associate Dean of Degree Programs at Jesse H. Jones Graduate School of Business at Rice University (since 2013); Associate Professor of Finance at Jessie H. Jones Graduate School of Business at Rice University (since 2001)

				None
Michael F. Reimherr, (a) Born August 1945	Trustee	2000	President of Reimherr Business Consulting (May 1995-December 2017); St. Mary's University Investment Committee overseeing University Endowment (since 2014)	None

(a)  Effective at the close of business on December 31, 2020, Michael F. Reimherr retired from the Board of Trustees.

31

USAA Mutual Funds Trust	Supplemental Information — continued December 31, 2020

  (Unaudited)

Name and Date of Birth	Position Held with the Trust	Year Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Interested Trustees.
David C. Brown, (b) Born May 1972	Trustee	2019

Chairman and Chief Executive Officer (since 2013), Victory Capital Management Inc.; Chairman and Chief Executive Officer, Victory Capital Holdings, Inc. (since 2013). Mr. Brown brings to the Board extensive business, finance and leadership skills gained and developed through years of experience in the financial services industry, including his tenure overseeing the strategic direction as CEO of Victory Capital. These skills, combined with Mr. Brown's extensive knowledge of the financial services industry and demonstrated success in the development and distribution of investment strategies and products, enable him to provide valuable insights to the Board and strategic direction for the Funds.

				Trustee, Victory Portfolios (42 series), Victory Portfolios II (26 series), Victory Variable Insurance Funds (9 series)

32

USAA Mutual Funds Trust	Supplemental Information — continued December 31, 2020

  (Unaudited)

Name and Date of Birth	Position Held with the Trust	Year Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Daniel S. McNamara, (b)(c) Born June 1966	Trustee and Chair of the Board of Trustees	2012

Trustee, President, and Vice Chairman of USAA ETF Trust (June 2017-June 2019); President of Financial Advice & Solutions Group (FASG), USAA (since 2013); Director, Investment Management Company (IMCO) (September 2009-April 2014); President, Asset Management Company (AMCO) (August, 2011-April 2013); Senior Vice President of USAA Financial Planning Services Insurance Agency, Inc. (FPS) (since 2011); Director of USAA IMCO (since 2009); Chairman of Board of IMCO (since 2013); Director of AMCO (August 2011-June 2019); President and Director of USAA Shareholder Account Services (SAS) (October 2009-June 2019); Director and Vice Chairman of FPS (since 2013); President and Director of USAA Investment Corporation (ICORP) (since 2010); Chairman of Board of ICORP (since 2013); Director of USAA Financial Advisors, Inc. (FAI) (since 2013); Chairman of Board of FAI (since 2015). Mr. McNamara brings to the Board extensive experience in the financial services industry, including experience as an officer of the Trust.

				None

(b)  Mr. Dan McNamara, the Chairman of the Board, is deemed an "interested person" due to his previous position as Director of AMCO, the former investment adviser of the Funds. Mr. Brown is deemed an "interested person" due to his position as Chief Executive Officer of Victory Capital, investment adviser to the Funds.

(c)  Effective at the close of business on December 31, 2020, Jefferson C. Boyce will replace Dan McNamara as Chair of the Board and will assume the title of Independent Chair.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, on the SEC's website at www.sec.gov and/or by calling (800)-539-3863.

33

USAA Mutual Funds Trust	Supplemental Information — continued December 31, 2020

  (Unaudited)

Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 15935 La Cantera Pkwy, Building Two, San Antonio, TX, 78256. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Date of Birth	Position with the Trust	Year Commenced Service	Principal Occupation During Past 5 Years

Interested Officers.

Christopher K. Dyer, Born February 1962	President	2019	Director of Fund Administration, Victory Capital (2004-present)
Scott A Stahorsky, Born July 1969	Vice President	2019	Manager, Fund Administration, Victory Capital (since 2015)
James K. De Vries, Born April 1969	Treasurer, Principal Financial Officer	2018

Executive Director, Victory Capital Management Inc. (since 2019); Treasurer, USAA ETF Trust (September 2018-June 2019); Executive Director, Investment and Financial Administration, USAA (April 2012-June 2019); Assistant Treasurer, USAA ETF Trust (June 2017-September 2018); Assistant Treasurer, USAA Mutual Funds Trust (December 2013-February 2018)

Allan Shaer, Born March 1965	Assistant Treasurer	2019	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc. (since 2016); Vice President, Mutual Fund Administration, JP Morgan Chase (2011-2016)
Carol D. Trevino, Born October 1965	Assistant Treasurer	2018

Director, Accounting and Finance, Victory Capital Management Inc. (since 2019); Accounting/Financial Director, USAA (December 2013-June 2019); Assistant Treasurer, USAA ETF Trust (September 2018-June 2019).

Erin G. Wagner, Born February 1974	Secretary	2019	Deputy General Counsel, the Adviser (since 2013)
Charles Booth, Born April 1960	Anti-Money Laundering Compliance Officer and Identity Theft Officer	2019	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc. (2007-present)
Amy Campos, Born July 1976	Chief Compliance Officer	2019

Chief Compliance Officer, USAA Mutual Funds Trust (since 2019); Executive Director, Deputy Chief Compliance Officer, USAA Mutual Funds Trust and USAA ETF Trust (July 2017-June 2019); Compliance Director, USAA Mutual Funds Trust (2014-July 2017)

34

USAA Mutual Funds Trust	Supplemental Information — continued December 31, 2020

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2020 through December 31, 2020.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/20	Actual Ending Account Value 12/31/20	Hypothetical Ending Account Value 12/31/20	Actual Expenses Paid During Period 7/1/20- 12/31/20*	Hypothetical Expenses Paid During Period 7/1/20- 12/31/20*	Annualized Expense Ratio During Period 7/1/20- 12/31/20
Fund Shares	$1,000.00	$1,271.10	$1,022.92	$2.51	$2.24	0.44%
Institutional Shares	1,000.00	1,270.90	1,022.92	2.51	2.24	0.44%
Class A	1,000.00	1,269.50	1,021.62	3.99	3.56	0.70%
Class C	1,000.00	1,264.60	1,017.85	8.25	7.35	1.45%
R6 Shares	1,000.00	1,271.90	1,023.68	1.66	1.48	0.29%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

35

USAA Mutual Funds Trust	Supplemental Information — continued December 31, 2020

  (Unaudited)

Additional Federal Income Tax Information

The following federal tax information related to the Fund's fiscal year ended December 31, 2020, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2021.

With respect to distributions paid, the Fund designates the following amounts (or, if subsequently determined to be different, the maximum amount allowable) for the fiscal year ended December 31, 2020 (amounts in thousands):

Dividend Received Deduction (corporate shareholders)*	Qualified Dividend Income (non-corporate shareholders)*	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions(a)
77.89%	78.35%	$8,433	$33,259

*  Presented as a percentage of net investment income and excludes short-term capital gain distributions paid, if any. All or a portion of these amounts may be exempt from taxation at the state level.

(a)  Pursuant to Section 852 of the Internal Revenue Code.

36

USAA Mutual Funds Trust	Supplemental Information — continued December 31, 2020

  (Unaudited)

Considerations of the Board in Continuing the Investment Advisory Agreement

USAA Nasdaq-100 Index Fund (the "Fund")

At a meeting of the Board of Trustees (the "Board") held on December 10-11, 2020, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the "Independent Trustees"), approved for an annual period the continuance of the Investment Advisory Agreement (the "Advisory Agreement") between the Trust and Victory Capital Management Inc. (the "Adviser") with respect to the Fund. Prior to the December 10-11, 2020 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 19, 2020.

In advance of the foregoing meetings, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Adviser's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees ("Independent Counsel") and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

Advisory Agreement

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

Nature, Extent, and Quality of Services — In considering the nature, extent, and quality of the services provided by the Adviser under the Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board also took into account its knowledge of the Adviser's management and the quality of the performance of the Adviser's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Adviser and its affiliates provide administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund's compliance programs, (ii) risk management programs, (iii) liquidity risk management programs, and (iv) cybersecurity

37

USAA Mutual Funds Trust	Supplemental Information — continued December 31, 2020

  (Unaudited)

programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.

The Board considered the Adviser's management style and the performance of the Adviser's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Adviser's process for monitoring "best execution," also was considered. The Adviser's role in coordinating the activities of the Fund's other service providers was also considered. The Board also considered the Adviser's risk management processes. The Board considered the Adviser's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the Adviser's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Adviser's compliance and administrative staff.

Expenses and Performance — In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the "expense group") and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate — which includes advisory and administrative services as well as any fee waivers and reimbursements — was below the median of its expense group and its expense universe. The data indicated that the Fund's total expenses, including after any reimbursements, were below the median of its expense group and its expense universe. The Board also took into account the Adviser's current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates, and noted the high quality of services received by the Fund. The Board also noted the high level of correlation between the Nasdaq-100 Index and the Fund and the relatively low tracking error between the Fund and the Nasdaq-100 Index, and noted that it reviews such information on a periodic basis.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total returns relative to its Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three-, five- and ten-year periods ended September 30, 2020.

Compensation and Profitability — The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Adviser reimbursed or waived a portion of its management fees to the Fund. The Trustees reviewed the profitability of the Adviser's relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered

38

USAA Mutual Funds Trust	Supplemental Information — continued December 31, 2020

  (Unaudited)

the fact that the Adviser and its affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.

Economies of Scale — The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board also considered the fee waiver and expense reimbursement arrangements by the Adviser. The Board took into account management's discussion of the Fund's current advisory fee structure. The Board also considered the effect of the Fund's change in size, if any, on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board determined that the current investment management fee structure was reasonable.

Conclusions — The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices and in view of the Fund's investment objective of tracking its designated index; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser's and its affiliates' level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Adviser and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

39

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

37732-0221

DECEMBER 31, 2020

Annual Report

USAA Ultra Short-Term Bond Fund

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396 or by submitting your request via email to TA.Processing@FISGlobal.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396 or by submitting your request via email to TA.Processing@FISGlobal.com.

Your election to receive reports in paper will apply to all funds held with the USAA Mutual Funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member of FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA Mutual Funds Trust

Shareholder Letter (Unaudited)	2
Managers' Commentary (Unaudited)	4
Investment Overview (Unaudited)	6
Investment Objective & Portfolio Holdings (Unaudited)	7
Schedule of Portfolio Investments	9
Financial Statements
Statement of Assets and Liabilities	22
Statement of Operations	23
Statements of Changes in Net Assets	24
Financial Highlights	26
Notes to Financial Statements	28
Report of Independent Registered Public Accounting Firm	39
Supplemental Information (Unaudited)	40
Trustees' and Officers' Information	40
Proxy Voting and Portfolio Holdings Information	46
Expense Examples	46
Advisory Contract Agreement	48
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

1

(Unaudited)

Dear Shareholder,

When we look back on 2020, we will undoubtedly remember it as an extraordinary year. A year ago, no one could have imagined the unusual events that would challenge us personally, professionally, and collectively as a nation. But in retrospect, the trajectory of financial markets over the past year was nothing short of extraordinary.

The year began with rudimentary worries, such as economic growth rates, trade deals, and interest rates. But a novel coronavirus ("COVID-19") and the subsequent worldwide spread of COVID-19 became an unprecedented event. To combat the pandemic, governments everywhere issued austere shelter-in-place orders, and the global economy slowed markedly. Equity markets sold off sharply in March and April, and second quarter domestic GDP contracted by an alarming annual rate of 31.4%, according to the U.S. Department of Commerce.

It's no surprise that so many investors flocked to the perceived safety of U.S. Treasurys. Meanwhile, liquidity evaporated (for a short spell) in many other segments of the fixed-income market, including higher-yielding credits and municipal bonds. The outlook was tenuous, and credit spreads widened while prices declined for most securities perceived to be higher risk.

A response, however, came swiftly. The U.S. Federal Reserve (the "Fed") and other monetary authorities worldwide leapt into action—cutting interest rates, (re)starting quantitative easing and, in the case of the Fed, launching an array of programs to provide liquidity to stabilize fixed-income markets. The U.S. government also stepped up to provide fiscal stimulus in the form of the Coronavirus Aid, Relief, and Economic Security Act (CARES Act).

It was impressive how quickly those actions helped end the stock market's free fall and restore order across much of the fixed-income universe. The rebound was almost as robust as the drawdown, and third quarter GDP (the most recent finalized data available) grew at a 33.4% annualized rate, according to the U.S. Department of Commerce.

Late in the year, markets were alternately fueled and roiled by a contentious election season, growing optimism for an effective vaccine, and a fluid debate regarding the need for additional fiscal stimulus. Ultimately, stocks were propelled higher in the fourth quarter when it became clear that Congress would provide another dose of fiscal stimulus in the form of direct payments, more unemployment insurance, and additional aid to businesses.

Through all the unprecedented events and extreme volatility, the S&P 500® Index registered an impressive annual return of 18.40% for the 12-month period ended December 31, 2020. Meanwhile, the yield on 10-year U.S. Treasurys declined 95 basis points over the same period, reflecting both the Fed's interest rate cuts and its pledge to keep rates low for longer. The yield on 10-Year U.S. Treasurys was 0.93% as of December 31, 2020.

While markets endured and performed admirably during 2020, perhaps the key takeaway is that the unexpected can and will happen. That's why it's important to remain focused on your long-term investment goals and avoid making emotional decisions.

2

On the following pages, you will find information relating to your USAA Mutual Funds, brought to you by Victory Capital. If you have any questions, we encourage you to contact our Member Service Representatives. Call (800) 235-8396, or visit our website at www.vcm.com.

My colleagues and I sincerely appreciate the confidence you have placed in the USAA Mutual Funds, and we value the opportunity to help meet your investment goals.

Christopher K. Dyer, CFA

President,
USAA Mutual Funds

3

USAA Mutual Funds Trust

USAA Ultra Short-Term Bond Fund

Manager's Commentary

(Unaudited)

USAA Investments, A Victory Capital Investment Franchise

Douglas J. Rollwitz, CFA, CPA
Brian W. Smith, CFA, CPA
James F. Jackson Jr., CFA
R. Neal Graves, CFA, CPA

•  What were the market conditions over the reporting period?

Economic conditions generally were favorable entering 2020 as gross domestic product ("GDP") increased at an annual rate of 2.1% in the fourth quarter of 2019. Further, at the end of 2019, the unemployment rate of 3.5% was at the lowest level since 1969 when it touched 3.4%, inflation was benign at 1.8%, and interest rates were low with the Federal Funds Rate targeted at a range of between 1.50% and 1.75%. The economic momentum was short-lived, however, as a novel coronavirus known as COVID-19, started spreading rapidly in the Chinese city of Wuhan in late 2019 and shortly thereafter began showing up in other countries. Ultimately, COVID-19 became a pandemic and countries around the world, including the United States, began "locking down" their economies in an all-out effort to contain the virus. In the United States, the lockdowns began in March and significantly affected almost every area of the economy. Real GDP fell 5% in the first quarter of 2020, and a record 32.9% in the second quarter of 2020, thus officially marking the economy as being in a recession for the first time since 2009.

In the United States, the emergence of the COVID-19 pandemic significantly altered market conditions and economic growth expectations. Market volatility far surpassed levels seen during the Global Financial Crisis; the steepness and rapidity of the decline in equity indices was even more pronounced than in 2008-2009 and, in many respects, more closely resembled that seen in the 1930s. Credit spreads tumbled violently across all fixed-income asset classes, and the new issue market was temporarily frozen. Short-term credit markets, usually reliably stable and orderly, sharply dislocated and nearly ceased to function, a result of indiscriminate selling to raise liquidity. The policy response to restore financial system order from the country's monetary authorities and the federal government was quick and substantial. The U.S. Federal Reserve reduced its federal funds rate nearly to zero, re-instituted various Financial Crisis-era credit support programs, and even added new tools to support an economy under fierce assault from the pandemic. The federal government acted to support the economy with Congress and the President passing a $2 trillion relief package in March 2020, and a second round of stimulus of $900 billion passing in December 2020.

The coordinated monetary and fiscal programs to stem the economic malaise caused by COVID-19 markedly improved sentiment and markets rebounded. After credit markets reopened, corporations' desire to stockpile liquidity in the face of unprecedented uncertainty led to a deluge of bond issuance. Issuance of debt rated investment grade in 2020 reached a record of $1.76 trillion, easily surpassing the prior peak of $1.25 trillion in 2017 by $500 billion with issuers preferring longer tenor paper, even as the yield curve

4

USAA Mutual Funds Trust

USAA Ultra Short-Term Bond Fund (continued)

Manager's Commentary (continued)

steepened. Issuance of floating rate paper in the front end of the curve declined dramatically by $51 billion, or 31%, and practically was nonexistent for a couple of quarters. That technical weighed on existing paper, which lagged its fixed-rate counterparts in the early months of the spread recovery. Overall, the Barclays Intermediate Investment Grade Corporate Index spread started the reporting period at approximately +93 basis points and ended at +96 basis points, only three basis points wider. The modest year-end spread change masks an approximate 277 basis point selloff to a wide of +373 basis points in the first quarter of 2020. The 1-3yr Corporate Index fell by an even greater amount with spreads hitting a wide of +390 basis points, highlighting the aforementioned dislocation.

•  How did the USAA Ultra Short-Term Bond Fund (the "Fund") perform during the reporting period?

The Fund has four share classes: Fund Shares, Institutional Shares, Class A and R6 Shares. For the reporting period ended December 31, 2020, the Fund Shares, Institutional Shares, and R6 Shares had total returns of 2.81%, 2.87%, and 3.02%, respectively. Class A commenced operations on June 29, 2020, and from that time through December 31, 2020, had a total return of 3.02%. This compares to total returns of 0.58% for the FTSE 3-Month U.S. Treasury Bill Index (formerly the Citigroup 3-Month U.S. Treasury Bill Index) and 1.84% for the Lipper Ultra Short Obligations Funds Index.

•  What strategies did you employ during the reporting period?

The Fund was focused on maintaining adequate liquidity for much of the first half of the reporting period in the wake of the pandemic. In keeping with our disciplined investment approach, we selectively sought relative value opportunities among various sectors near the front end of the yield curve. As always, we worked closely with our in-house team of credit analysts, who use independent credit research, to continuously monitor Fund holdings for both creditworthiness and relative value, and to identify and evaluate potential investments. As the Fund entered the reporting period with a longer duration than the FTSE 3-Month U.S. Treasury Bill Index and the Lipper Ultra Short Obligations Funds Index, declining short-term interest rates were a meaningful positive contributor to performance. Tightening credit spreads also added to performance. Throughout all types of interest rate and credit spread environments, we intend to seek out what we believe are selective opportunities along the front end of curve.

At the end of the reporting period, the Fund had a weighted average maturity of less than one year at 0.81. The portfolio's duration, which is a measure of its sensitivity to changes in interest rates, was slightly lower at 0.75. Both of these measures are notably down from the prior reporting period, which generally were in line with historical norms. We expect this to be the case going forward to lessen NAV volatility and better align with preservation of principal, one of the Fund's investment objectives.

Thank you for allowing us to assist you with your investment needs.

5

USAA Mutual Funds Trust

USAA Ultra Short-Term Bond Fund

Investment Overview

(Unaudited)

Average Annual Total Returns

Year Ended December 31, 2020

	Fund Shares	Institutional Shares	Class A	R6 Shares
INCEPTION DATE	10/18/10	7/12/13	6/29/20	3/1/17
	Net Asset Value	Net Asset Value	Net Asset Value	Net Asset Value	FTSE 3-Month U.S. Treasury Bill Index[1]	Lipper Ultra Short Obligations Funds Index[2]
One Year	2.81%	2.87%	NA	3.02%	0.58%	1.84%
Five Year	2.36%	2.37%	NA	NA	1.16%	1.88%
Ten Year	1.88%	NA	NA	NA	0.60%	1.30%
Since Inception	NA	1.85%	3.02%	2.77%	NA	NA

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.

USAA Ultra Short-Term Bond Fund — Growth of $10,000

1The unmanaged FTSE 3-Month U.S. Treasury Bill Index (formerly the Citigroup 3-Month U.S. Treasury Bill Index) represents the total return received by investors of 3-month U.S. Treasury securities. This index does not include the effect of expenses or taxes, is not representative of the Fund and it is not possible to invest directly in an index.

2The unmanaged Lipper Ultra Short Obligations Funds Index tracks the total return performance of the 30 largest funds within the Lipper Ultra Short Obligations Funds category. This index does not include the effect of expenses or taxes, is not representative of the Fund and it is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment in the Fund.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance is not indicative of future results.

6

USAA Mutual Funds Trust USAA Ultra Short-Term Bond Fund	December 31, 2020

  (Unaudited)

Investment Objective & Portfolio Holdings:

The Fund's investment objective seeks to provide high current income consistent with preservation of principal.

Asset Allocation*:

December 31, 2020

(% of Net Assets)

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

7

USAA Mutual Funds Trust USAA Ultra Short-Term Bond Fund (continued)	December 31, 2020

  (Unaudited)

Portfolio Ratings Mix:

December 31, 2020

(% of Net Assets)

This chart reflects the highest long-term rating from a Nationally Recognized Statistical Rating Organization ("NRSRO"), with the four highest long-term credit ratings labeled, in descending order of credit quality, AAA, AA, A, and BBB. These categories represent investment-grade quality. NRSRO ratings are shown because they provide independent analysis of the credit quality of the Fund's investments. Victory Capital Management, Inc. ("Adviser") also performs its own fundamental credit analysis of each security. As part of its fundamental credit analysis, the Adviser considers various criteria, including industry specific actions, peer comparisons, payment ranking, and structure specific characteristics. Any of the Fund's securities that are not rated by an NRSRO appear in the chart above as "Unrated," but these securities are analyzed and monitored by the Adviser on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government and pre-refunded and escrowed-to-maturity municipal bonds that are not rated are treated as AAA for credit quality purposes.

8

USAA Mutual Funds Trust USAA Ultra Short-Term Bond Fund	Schedule of Portfolio Investments December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Principal Amount	Value
Asset-Backed Securities (13.2%)
American Credit Acceptance Receivables Trust, Series 2020-3, Class B, 1.15%, 8/13/24, Callable 6/13/24 @ 100 (a)	$750	$753
ARI Fleet Lease Trust, Series 2017-A, Class A3, 2.28%, 4/15/26, Callable 1/15/21 @ 100 (a)	631	635
Ascentium Equipment Receivables Trust, Series 2017-2A, Class C, 2.87%, 8/10/22, Callable 12/10/21 @ 100 (a)	490	498
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class C, 4.94%, 6/20/22, Callable 7/20/21 @ 100 (a)	2,000	2,010
Bank of The West Auto Trust, Series 2019-1, Class C, 2.90%, 4/15/25, Callable 7/15/23 @ 100 (a)	1,000	1,047
Bank of The West Auto Trust, Series 2019-1, Class A3, 2.43%, 4/15/24, Callable 7/15/23 @ 100 (a)	1,000	1,020
BCC Funding Corp. XVI LLC, Series 2019-1A, Class A2, 2.46%, 8/20/24, Callable 7/20/23 @ 100 (a)	921	930
Canadian Pacer Auto Receivables Trust, Series 2018-1A, Class C, 3.82%, 4/19/24, Callable 5/19/21 @ 100 (a)	1,500	1,518
CarMax Auto Owner Trust, Series 2020-2, Class A2B, 1.46% (LIBOR03M+130bps), 1/17/23, Callable 9/15/23 @ 100 (b)	398	400
Carvana Auto Receivables Trust, Series 2019-2A, Class D, 3.28%, 1/15/25, Callable 9/15/24 @ 100 (a)	560	581
CCG Receivables Trust, Series 2019-1, Class B, 3.22%, 9/14/26, Callable 12/14/22 @ 100 (a)	1,000	1,037
CCG Receivables Trust, Series 2019-1, Class C, 3.57%, 9/14/26, Callable 12/14/22 @ 100 (a)	750	779
Chase Auto Credit Linked Notes, Series 2020-1, Class B, 0.99%, 1/25/28, Callable 2/25/24 @ 100 (a)	478	478
CPS Auto Receivables Trust, Series 2020-C, Class B, 1.01%, 1/15/25, Callable 9/15/24 @ 100 (a)	364	364
Credit Acceptance Auto Loan Trust, Series 2018-1A, Class B, 3.60%, 4/15/27, Callable 6/15/21 @ 100 (a)	1,000	1,009
Dell Equipment Finance Trust, Series 2019-2, Class B, 2.06%, 10/22/24, Callable 6/22/22 @ 100 (a)	356	363
Dell Equipment Finance Trust, Series 2020-1, Class D, 5.92%, 3/23/26, Callable 10/22/22 @ 100 (a)	1,000	1,077
Dell Equipment Finance Trust, Series 2018-2, Class C, 3.72%, 10/22/23, Callable 11/22/21 @ 100 (a)	175	179
Drive Auto Receivables Trust, Series 2018-1, Class D, 3.81%, 5/15/24, Callable 5/15/22 @ 100	863	880
Drive Auto Receivables Trust, Series 2018-2, Class D, 4.14%, 8/15/24, Callable 8/15/22 @ 100	2,000	2,058
DT Auto Owner Trust, Series 2019-3A, Class B, 2.60%, 5/15/23, Callable 4/15/23 @ 100 (a)	225	227
DT Auto Owner Trust, Series 2018-1A, Class D, 3.81%, 12/15/23, Callable 2/15/22 @ 100 (a)	225	228
Exeter Automobile Receivables Trust, Series 2019-4A, Class A, 2.18%, 1/17/23, Callable 7/15/23 @ 100 (a)	115	115
Exeter Automobile Receivables Trust, Series 2020-1A, Class C, 2.49%, 1/15/25, Callable 6/15/23 @ 100 (a)	682	697

See notes to financial statements.

9

USAA Mutual Funds Trust USAA Ultra Short-Term Bond Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Principal Amount	Value
First Investors Auto Owner Trust, Series 2016-2A, Class D, 3.35%, 11/15/22, Callable 6/15/21 @ 100 (a)	$2,250	$2,271
Flagship Credit Auto Trust, Series 2016-1, Class C, 6.22%, 6/15/22, Callable 1/15/21 @ 100 (a)	845	847
Flagship Credit Auto Trust, Series 2017-3, Class C, 2.91%, 9/15/23, Callable 6/15/22 @ 100 (a)	333	336
Hertz Vehicle Financing LP, Series 2019-1A, Class B, 4.10%, 3/25/23 (a)	500	500
HPEFS Equipment Trust, Series 2019-1A, Class B, 2.32%, 9/20/29, Callable 7/20/22 @ 100 (a)	500	509
Hyundai Auto Receivables Trust, Series 2018-A, Class B, 3.14%, 6/17/24, Callable 5/15/22 @ 100	1,000	1,034
JPMorgan Chase Bank NA, Series 2020-2, Class B, 0.84%, 2/25/28, Callable 9/25/24 @ 100 (a)	364	364
JPMorgan Chase Bank NA, Series 2020-2, Class C, 1.14%, 2/25/28, Callable 9/25/24 @ 100 (a)	182	182
Kubota Credit Owner Trust, Series 2020-1A, Class A2, 1.92%, 12/15/22, Callable 10/15/23 @ 100 (a)	475	478
Master Credit Card Trust, Series 2019-2A, Class C, 2.83%, 7/21/21 (a)	500	505
Master Credit Card Trust, Series 2018-1A, Class C, 3.74%, 7/21/24 (a)	550	577
MMAF Equipment Finance LLC, Series 2017-B, Class A3, 2.21%, 10/17/22, Callable 10/15/27 @ 100 (a)	125	125
NP SPE II LLC, Series 2019-2A, Class A1, 2.86%, 11/19/49 (a)	1,980	1,991
NP SPE II LLC, Series 2017-1A, Class A1, 3.37%, 10/21/47, Callable 10/20/27 @ 100 (a)	206	213
OSCAR US Funding Trust LLC, Series 2018-1A, Class A3, 3.23%, 5/10/22 (a)	399	401
Pawnee Equipment Receivables LLC, Series 2020-1, Class A, 1.37%, 11/17/25, Callable 4/15/24 @ 100 (a)	435	438
Prestige Auto Receivables Trust, Series 2018-1A, Class B, 3.54%, 3/15/23, Callable 6/15/22 @ 100 (a)	310	313
Prestige Auto Receivables Trust, Series 2018-1A, Class C, 3.75%, 10/15/24, Callable 6/15/22 @ 100 (a)	500	516
Santander Consumer Auto Receivables Trust, Series 2020-AA, Class D, 5.49%, 4/15/26, Callable 5/15/24 @ 100 (a)	500	549
Santander Drive Auto Receivables Trust, Series 2018-5, Class C, 3.81%, 12/16/24, Callable 10/15/22 @ 100	757	765
Santander Drive Auto Receivables Trust, Series 2017-2, Class D, 3.49%, 7/17/23, Callable 9/15/21 @ 100	128	129
Santander Drive Auto Receivables Trust, Series 2020-1, Class A2A, 2.07%, 1/17/23, Callable 8/15/23 @ 100 (c)	260	261
Santander Retail Auto Lease Trust, Series 2019-B, Class C, 2.77%, 8/21/23, Callable 10/20/22 @ 100 (a)	1,085	1,115
SCF Equipment Leasing LLC, Series 2020-1A, Class A3, 1.19%, 10/20/27, Callable 8/20/25 @ 100 (a)	500	503
SCF Equipment Leasing LLC, Series 2017-2A, Class A, 3.41%, 12/20/23, Callable 1/20/21 @ 100 (a)	276	277
SCF Equipment Leasing LLC, Series 2019-1A, Class B, 3.49%, 1/20/26, Callable 1/20/21 @ 100 (a)	1,157	1,158
Synchrony Credit Card Master Note Trust, Series 2018-1, Class B, 3.17%, 3/15/24	584	587

See notes to financial statements.

10

USAA Mutual Funds Trust USAA Ultra Short-Term Bond Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Principal Amount	Value
Westlake Automobile Receivables Trust, Series 2018-3A, Class D, 4.00%, 10/16/23, Callable 5/15/22 @ 100 (a)	$500	$515
Wheels SPV 2 LLC, Series 2018-1A, Class A2, 3.06%, 4/20/27, Callable 10/20/21 @ 100 (a)	73	73
Total Asset-Backed Securities (Cost $36,169)		36,415
Collateralized Mortgage Obligations (12.2%)
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class B, 1.41% (LIBOR01M+125bps), 9/15/32 (a) (b)	1,000	971
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class C, 1.61% (LIBOR01M+145bps), 9/15/32 (a) (b)	1,000	961
BBCMS Mortgage Trust, Series 2019-BWAY, Class B, 1.47% (LIBOR01M+131bps), 11/25/34 (a) (b)	1,000	967
BX Commercial Mortgage Trust, Series 2020-BXLP, Class C, 1.28% (LIBOR01M+112bps), 12/15/29 (a) (b)	999	996
BX Commercial Mortgage Trust, Series 2019-XL, Class C, 1.41% (LIBOR01M+125bps), 10/15/36 (a) (b)	949	949
CHT Mortgage Trust, Series 2017-CSMO, Class C, 1.66% (LIBOR01M+150bps), 11/15/36 (a) (b)	1,500	1,459
CIFC Funding Ltd., Series 2015-5A, Class A1R, 1.07% (LIBOR03M+86bps), 10/25/27, Callable 1/25/21 @ 100 (a) (b)	1,954	1,949
CIFC Funding Ltd., Series 2012-2RA, Class A1, 1.02% (LIBOR03M+80bps), 1/20/28, Callable 1/20/21 @ 100 (a) (b)	915	912
COMM Mortgage Trust, Series 2020-CBM, Class C, 3.40%, 11/13/39 (a)	1,000	1,016
COMM Mortgage Trust, Series 2019-521F, Class B, 1.26% (LIBOR01M+110bps), 6/15/34 (a) (b)	1,500	1,471
FREMF Mortgage Trust, Series 2017-K724, Class B, 3.48%, 11/25/23, Callable 11/25/23 @ 100 (a) (d)	1,000	1,060
GS Mortgage Securities Corp. Trust, Series 2012-ALOH, Class A, 3.55%, 4/10/34 (a)	1,000	1,009
GS Mortgage Securities Corp. Trust, Series 2017-GPTX, Class A, 2.86%, 5/10/34 (a)	1,000	993
GS Mortgage Securities Trust, Series 2011-GC3, Class X, 0.36%, 3/10/44 (a) (d) (e)	7,665	—	(f)
Hospitality Mortgage Trust, Series 19-HIT, Class A, 1.16% (LIBOR01M+100bps), 11/15/36 (a) (b)	854	841
Hospitality Mortgage Trust, Series 2019-HIT, Class B, 1.51% (LIBOR01M+135bps), 11/15/36 (a) (b)	1,220	1,200
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class B, 4.08%, 1/15/46, Callable 6/15/23 @ 100 (d)	2,000	2,112
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class XA, 0.74%, 4/15/47 (d) (e)	5,804	85
KNDL Mortgage Trust, Series 2019-KNSQ, Class B, 1.11% (LIBOR01M+95bps), 5/15/36 (a) (b)	1,000	996
Madison Park Funding Ltd., Series 2013-11A, Class AR, 1.37% (LIBOR03M+116bps), 7/23/29, Callable 1/23/21 @ 100 (a) (b)	2,000	2,000
Magnetite Ltd., Series 2019-21A, Class A, 1.50% (LIBOR03M+128bps), 4/20/30, Callable 1/20/21 @ 100 (a) (b)	1,500	1,504
Morgan Stanley Capital I Trust, Series 2017-CLS, Class A, 0.86% (LIBOR01M+70bps), 11/15/34 (a) (b)	2,000	1,999

See notes to financial statements.

11

USAA Mutual Funds Trust USAA Ultra Short-Term Bond Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Principal Amount	Value
Morgan Stanley Capital I Trust, Series 2019-NUGS, Class B, 2.80% (LIBOR01M+130bps), 12/15/36 (a) (b)	$1,154	$1,192
One New York Plaza Trust, Series 2020-1NYP, Class A, 1.11% (LIBOR01M+95bps), 1/15/26 (a) (b)	875	875
Palmer Square Loan Funding Ltd., Series 2018-2A, Class A2, 1.29% (LIBOR03M+105bps), 7/15/26, Callable 1/15/21 @ 100 (a) (b)	500	498
Palmer Square Loan Funding Ltd., Series 2018-2A, Class A1, 0.89% (LIBOR03M+65bps), 7/15/26, Callable 1/15/21 @ 100 (a) (b)	546	545
Palmer Square Loan Funding Ltd., Series 2018-5A, Class A1, 1.07% (LIBOR03M+85bps), 1/20/27, Callable 1/20/21 @ 100 (a) (b)	578	577
Palmer Square Loan Funding Ltd., Series 2019-4A, Class A1, 1.11% (LIBOR03M+90bps), 10/24/27, Callable 1/24/21 @ 100 (a) (b)	774	773
Sound Point CLO VIII-R Ltd., Series 2015-1RA, Class A, 1.60% (LIBOR03M+136bps), 4/15/30, Callable 1/15/21 @ 100 (a) (b)	1,500	1,500
Sound Point CLO X Ltd., Series 2015-3A, Class AR, 1.11% (LIBOR03M+89bps), 1/20/28, Callable 1/20/21 @ 100 (a) (b)	779	778
Tryon Park CLO Ltd., Series 2013-1A, Class A1SR, 1.13% (LIBOR03M+89bps), 4/15/29, Callable 1/15/21 @ 100 (a) (b)	1,610	1,602
Total Collateralized Mortgage Obligations (Cost $33,818)		33,790
Senior Secured Loans (1.6%)
Berry Global, Inc., Term W Loans, First Lien, 2.15% (LIBOR01M+200bps), 10/1/22 (b)	518	517
Delos Finance S.A.R.L, 10/6/23 (g) (l)	1,500	1,498
Western Digital Corp., 1st Lien Term Loan A1, 1.75% (LIBOR01M+150bps), 2/27/23 (b)	2,367	2,344
Total Senior Secured Loans (Cost $4,360)		4,359
Corporate Bonds (27.7%)
Communication Services (1.0%):
AMC Networks, Inc., 4.75%, 12/15/22, Callable 2/11/21 @ 100	668	668
Charter Communications Operating LLC/Charter Communications Operating Capital, 1.86% (LIBOR03M+165bps), 2/1/24, Callable 1/1/24 @ 100 (b) (h)	2,000	2,050
		2,718
Consumer Discretionary (2.5%):
Association of American Medical Colleges, 2.12%, 10/1/24	1,000	1,003
Daimler Finance North America LLC
0.66% (LIBOR03M+45bps), 2/22/21 (a) (b)	390	390
1.06% (LIBOR03M+84bps), 5/4/23 (b)	1,150	1,156
Howard University
2.74%, 10/1/22	600	622
2.80%, 10/1/23	250	264
International Game Technology PLC, 6.25%, 2/15/22, Callable 8/15/21 @ 100 (a)	924	947
Nissan Motor Acceptance Corp.
0.87% (LIBOR03M+65bps), 7/13/22 (a) (b)	1,000	989
0.94% (LIBOR03M+69bps), 9/28/22 (a) (b)	500	496

See notes to financial statements.

12

USAA Mutual Funds Trust USAA Ultra Short-Term Bond Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Principal Amount	Value
Volkswagen Group of America Finance LLC, 1.10% (LIBOR03M+86bps), 9/24/21 (a) (b)	$1,000	$1,005
		6,872
Consumer Staples (0.7%):
Smithfield Foods, Inc., 2.65%, 10/3/21, Callable 9/3/21 @ 100 (a)	1,815	1,848
Energy (7.7%):
Antero Resources Corp., 5.13%, 12/1/22, Callable 2/11/21 @ 100 (h)	1,000	1,000
Buckeye Partners LP, 4.15%, 7/1/23, Callable 4/1/23 @ 100	2,000	2,055
DCP Midstream Operating LP, 3.88%, 3/15/23, Callable 12/15/22 @ 100	1,000	1,034
Enable Midstream Partners LP, 3.90%, 5/15/24, Callable 2/15/24 @ 100	1,000	1,021
EQM Midstream Partners LP, 4.00%, 8/1/24, Callable 5/1/24 @ 100	1,000	1,030
Gray Oak Pipeline LLC, 2.00%, 9/15/23 (a)	833	847
HollyFrontier Corp., 2.63%, 10/1/23	1,250	1,278
Midwest Connector Capital Co. LLC, 3.63%, 4/1/22, Callable 3/1/22 @ 100 (a)	1,000	1,016
MPLX LP, 1.33% (LIBOR03M+110bps), 9/9/22, Callable 2/11/21 @ 100 (b)	2,000	2,001
Newfield Exploration Co., 5.75%, 1/30/22	1,000	1,038
NGPL PipeCo LLC, 4.38%, 8/15/22, Callable 5/15/22 @ 100 (a)	1,370	1,428
NuStar Logistics LP, 6.75%, 2/1/21	1,000	1,003
Occidental Petroleum Corp., 1.67% (LIBOR03M+145bps), 8/15/22, Callable 1/22/21 @ 100 (b) (h)	2,000	1,957
Philips 66, 0.84% (LIBOR03M+62bps), 2/15/24, Callable 11/19/21 @ 100 (b)	1,250	1,252
Plains All American Pipeline LP/PAA Finance Corp., 2.85%, 1/31/23, Callable 10/31/22 @ 100 (c)	970	1,002
Valero Energy Corp., 1.37% (LIBOR03M+115bps), 9/15/23, Callable 9/10/21 @ 100 (b)	1,250	1,252
Western Midstream Operating LP, 4.00%, 7/1/22, Callable 4/1/22 @ 100	1,035	1,063
		21,277
Financials (10.0%):
AIG Global Funding, 0.87% (LIBOR03M+65bps), 1/22/21 (a) (b)	467	467
Alexander Funding Trust, 1.84%, 11/15/23 (a)	1,000	1,012
American Honda Finance Corp., 0.58% (LIBOR03M+37bps), 5/10/23, MTN (b)	1,360	1,364
Ares Capital Corp., 3.50%, 2/10/23, Callable 1/10/23 @ 100	1,000	1,057
Assurant, Inc., 1.50% (LIBOR03M+125bps), 3/26/21, Callable 1/27/21 @ 100 (b)	500	500
Athene Global Funding, 3.00%, 7/1/22 (a)	1,000	1,034
Bank of America Corp., 1.02% (LIBOR03M+79bps), 3/5/24, Callable 3/5/23 @ 100 (b)	1,000	1,007
BMW U.S. Capital LLC, 0.76% (LIBOR03M+53bps), 4/14/22 (a) (b)	1,000	1,003
Capital One NA, 1.03% (LIBOR03M+82bps), 8/8/22, Callable 7/8/22 @ 100 (b)	1,800	1,814
CIT Group, Inc., 4.13%, 3/9/21, Callable 2/9/21 @ 100	1,000	1,002
Citigroup, Inc., 0.91% (LIBOR03M+69bps), 10/27/22, Callable 9/27/22 @ 100 (b)	885	892
DAE Funding LLC
4.50%, 8/1/22, Callable 2/11/21 @ 101.13 (a)	1,000	1,007
5.75%, 11/15/23, Callable 2/11/21 @ 102.88 (a)	1,000	1,032
Ford Motor Credit Co. LLC, 1.30% (LIBOR03M+108bps), 8/3/22 (b)	1,500	1,456
FS KKR Capital Corp.
4.75%, 5/15/22, Callable 4/15/22 @ 100	1,000	1,041
4.13%, 2/1/25, Callable 1/1/25 @ 100	1,000	1,040

See notes to financial statements.

13

USAA Mutual Funds Trust USAA Ultra Short-Term Bond Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Principal Amount	Value
Infinity Property & Casualty Corp., 5.00%, 9/19/22	$1,000	$1,066
Intercontinental Exchange, Inc., 0.87% (LIBOR03M+65bps), 6/15/23, Callable 8/20/21 @ 100 (b)	1,000	1,003
Main Street Capital Corp.
4.50%, 12/1/22	1,000	1,049
5.20%, 5/1/24	1,000	1,085
Manufactures & Traders Trust Co., 0.87% (LIBOR03M+64bps), 12/1/21, Callable 2/11/21 @ 100 (b) (c)	1,000	999
Metropolitan Life Global Funding I, 2.40%, 1/8/21 (a)	1,230	1,230
Protective Life Global Funding, 0.77% (LIBOR03M+52bps), 6/28/21 (a) (b)	1,000	1,002
SunTrust Bank, 0.81% (LIBOR03M+59bps), 5/17/22, Callable 4/17/22 @ 100 (b)	1,000	1,006
Synovus Bank, 2.29% (SOFR+95bps), 2/10/23, Callable 2/10/22 @ 100 (b)	478	484
The Goldman Sachs Group, Inc., 0.99% (LIBOR03M+78bps), 10/31/22, Callable 10/31/21 @ 100 (b)	1,000	1,004
Wells Fargo Bank NA, 0.89% (LIBOR03M+66bps), 9/9/22, Callable 9/9/21 @ 100 (b)	1,000	1,005
		27,661
Health Care (0.9%):
Fresenius U.S. Finance II, Inc., 4.25%, 2/1/21	450	451
Gilead Sciences, Inc., 0.77% (LIBOR03M+52bps), 9/29/23, Callable 9/29/21 @ 100 (b)	1,000	1,002
Molina Healthcare, Inc., 5.38%, 11/15/22, Callable 8/15/22 @ 100	1,000	1,059
		2,512
Industrials (2.4%):
American Airlines Pass Through Trust
5.63%, 7/15/22 (a)	592	586
4.38%, 12/15/25 (a)	960	791
Aviation Capital Group LLC
0.88% (LIBOR03M+67bps), 7/30/21 (a) (b)	422	419
4.38%, 1/30/24, Callable 12/30/23 @ 100 (a)	1,001	1,056
L3Harris Technologies, Inc., 0.98% (LIBOR03M+75bps), 3/10/23 (b)	1,500	1,509
Spirit Airlines Pass Through Trust, 4.45%, 10/1/25	1,586	1,441
United Airlines Pass Through Trust, 4.63%, 3/3/24	778	782
		6,584
Materials (0.6%):
Albemarle Corp., 1.27% (LIBOR03M+105bps), 11/15/22, Callable 1/27/21 @ 100 (b)	636	634
LYB International Finance III LLC, 1.24% (LIBOR03M+100bps), 10/1/23, Callable 10/1/21 @ 100 (b)	1,000	1,005
		1,639
Real Estate (0.8%):
CoreCivic, Inc., 5.00%, 10/15/22, Callable 7/15/22 @ 100	1,000	1,005
Office Properties Income Trust, 4.15%, 2/1/22, Callable 12/1/21 @ 100	1,169	1,189
		2,194

See notes to financial statements.

14

USAA Mutual Funds Trust USAA Ultra Short-Term Bond Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Principal Amount	Value
Utilities (1.1%):
Metropolitan Edison Co., 3.50%, 3/15/23, Callable 12/15/22 @ 100 (a)	$750	$782
Puget Energy, Inc., 5.63%, 7/15/22, Callable 4/15/22 @ 100	733	778
Southern Power Co., 2.75%, 9/20/23, Callable 7/20/23 @ 100	1,500	1,583
		3,143
Total Corporate Bonds (Cost $75,992)		76,448
Yankee Dollars (19.1%)
Communication Services (0.6%):
Pearson Funding Four PLC, 3.75%, 5/8/22 (a)	1,622	1,662
Consumer Staples (0.4%):
Reckitt Benckiser Treasury Services PLC, 0.80% (LIBOR03M+56bps), 6/24/22 (a) (b)	1,000	1,005
Energy (1.8%):
Aker BP ASA, 4.75%, 6/15/24, Callable 6/15/21 @ 102.38 (a)	1,690	1,747
Cenovus Energy, Inc., 3.80%, 9/15/23, Callable 6/15/23 @ 100	1,399	1,457
Petroleos Mexicanos, 3.50%, 1/30/23 (c)	1,000	1,020
Suncor Energy Ventures Corp., 4.50%, 4/1/22 (a)	750	774
		4,998
Financials (13.2%):
ABN AMRO Bank NV, 0.63% (LIBOR03M+41bps), 1/19/21 (a) (b)	1,000	1,000
ANZ New Zealand International Ltd., 1.23% (LIBOR03M+101bps), 7/28/21 (a) (b)	800	804
Australia & New Zealand Banking Group Ltd., 0.68% (LIBOR03M+46bps), 5/17/21 (b)	1,250	1,252
Banco Santander SA
1.30% (LIBOR03M+109bps), 2/23/23 (b)	1,000	1,008
1.34% (LIBOR03M+112bps), 4/12/23 (b)	1,000	1,009
Bank of Montreal, 0.76% (SOFR+68bps), 3/10/23, MTN (b)	1,000	1,008
Barclays PLC, 1.65% (LIBOR03M+143bps), 2/15/23, Callable 2/15/22 @ 100 (b)	1,000	1,008
BBVA Bancomer SA, 6.50%, 3/10/21 (a)	2,149	2,171
Canadian Imperial Bank of Commerce, 0.53% (LIBOR03M+32bps), 2/2/21 (b)	1,000	1,000
Commonwealth Bank of Australia, 1.06% (LIBOR03M+83bps), 9/6/21 (a) (b) (c)	2,000	2,010
Cooperatieve Rabobank UA, 0.70% (LIBOR03M+48bps), 1/10/23 (b)	1,500	1,508
Credit Agricole SA, 1.23% (LIBOR03M+102bps), 4/24/23 (a) (b)	2,000	2,025
Credit Suisse Group Funding Guernsey Ltd., 2.51% (LIBOR03M+229bps), 4/16/21 (b)	700	704
Deutsche Bank AG, 1.46% (LIBOR03M+123bps), 2/27/23 (b) (h)	816	815
HSBC Holdings PLC, 1.22% (LIBOR03M+100bps), 5/18/24, Callable 5/18/23 @ 100 (b) (c)	605	609
ING Bank NV, 1.10% (LIBOR03M+88bps), 8/15/21 (a) (b)	2,000	2,010
Lloyds Bank PLC, 3.30%, 5/7/21	1,000	1,010
Macquarie Group Ltd., 6.25%, 1/14/21	846	847
National Australia Bank Ltd.
0.93% (LIBOR03M+71bps), 11/4/21 (a) (b)	1,000	1,006
0.82% (LIBOR03M+60bps), 4/12/23 (a) (b)	1,000	1,008
Nordea Bank Abp, 1.16% (LIBOR03M+94bps), 8/30/23 (a) (b)	1,000	1,008
Royal Bank of Scotland Group PLC, 6.13%, 12/15/22	2,000	2,196

See notes to financial statements.

15

USAA Mutual Funds Trust USAA Ultra Short-Term Bond Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Principal Amount	Value
Santander UK PLC, 0.85% (LIBOR03M+62bps), 6/1/21 (b)	$1,000	$1,002
Skandinaviska Enskilda Banken AB, 0.86% (LIBOR03M+65bps), 12/12/22 (a) (b)	2,000	2,017
Standard Chartered PLC, 1.34% (SOFRRATE+125bps), 10/14/23, Callable 10/14/22 @ 100 (a) (b)	1,500	1,510
Sumitomo Mitsui Financial Group, Inc., 1.00% (LIBOR03M+78bps), 7/12/22 (b)	1,000	1,008
Svenska Handelsbanken AB, 1.39% (LIBOR03M+115bps), 3/30/21 (b)	1,500	1,504
Swedbank AB, 0.92% (LIBOR03M+70bps), 3/14/22 (a) (b)	500	503
UBS Group Funding Switzerland AG, 1.17% (LIBOR03M+95bps), 8/15/23, Callable 8/15/22 @ 100 (a) (b)	1,000	1,010
Westpac Banking Corp., 1.08% (LIBOR03M+85bps), 8/19/21 (b)	1,000	1,005
		36,575
Industrials (2.2%):
Air Canada Pass Through Trust, 5.38%, 11/15/22 (a)	2,327	2,322
Aircastle Ltd., 4.40%, 9/25/23, Callable 8/25/23 @ 100	2,000	2,134
Avolon Holdings Funding Ltd.
5.13%, 10/1/23, Callable 9/1/23 @ 100 (a)	500	537
2.88%, 2/15/25, Callable 1/15/25 @ 100 (a)	1,000	1,019
		6,012
Materials (0.7%):
Braskem Netherlands Finance BV, 3.50%, 1/10/23, Callable 12/10/22 @ 100 (a)	1,000	1,023
FMG Resources Pty Ltd., 5.13%, 3/15/23, Callable 12/15/22 @ 100 (a)	1,000	1,054
		2,077
Utilities (0.2%):
PPL WEM Ltd./Western Power Distribution Ltd., 5.38%, 5/1/21, Callable 2/11/21 @ 100 (a)	582	584
Total Yankee Dollars (Cost $52,389)		52,913
Municipal Bonds (13.9%)
Alabama (0.9%):
Columbia Industrial Development Board Revenue, 0.14%, 11/1/21, Callable 2/1/21 @ 100 (i)	2,000	2,000
Mobile Industrial Development Board Revenue, 0.14%, 9/1/31, Continuously Callable @100 (i)	595	595
		2,595
Arizona (0.7%):
City of Phoenix Civic Improvement Corp. Revenue
0.46%, 7/1/21	400	400
0.56%, 7/1/22	580	581
Series C, 2.20%, 7/1/23	1,000	1,031
		2,012
California (0.4%):
County of Riverside Revenue, 2.17%, 2/15/21	750	751
West Covina Public Financing Authority Revenue, Series A, 1.75%, 8/1/21	300	300
		1,051

See notes to financial statements.

16

USAA Mutual Funds Trust USAA Ultra Short-Term Bond Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Principal Amount	Value
Florida (1.3%):
Bay County Development Revenue, 0.13%, 6/1/50, Continuously Callable @100 (i)	$500	$500
City of Gainesville Florida Revenue, 1.00%, 10/1/24	800	806
County of Escambia Revenue
0.13%, 7/1/22 (i)	1,700	1,700
Series R, 0.11%, 4/1/39, Continuously Callable @100 (i)	500	500
		3,506
Georgia (0.9%):
Appling County Development Authority Revenue, 0.14%, 9/1/29, Continuously Callable @100 (i)	1,000	1,000
Heard County Development Authority Revenue, 0.17%, 9/1/26, Continuously Callable @100 (i)	1,000	1,000
The Development Authority of Burke County Revenue, 0.12%, 11/1/52, Continuously Callable @100 (i)	500	500
		2,500
Illinois (0.2%):
Chicago Transit Authority Sales Tax Receipts Fund Revenue, Series B, 1.71%, 12/1/22	500	508
Kansas (0.1%):
Wyandotte County-Kansas City Unified Government Utility System Revenue, Series B, 0.79%, 9/1/22	200	201
Kentucky (0.3%):
Louisville Regional Airport Authority Revenue, 0.13%, 1/1/29, Callable 2/1/21 @ 100 (i)	700	700
Louisiana (0.8%):
Parish of Saint Charles Revenue, 0.13%, 11/1/21, Continuously Callable @100 (i)	1,800	1,800
Terrebonne Levee & Conservation District Revenue
Series A, 0.97%, 6/1/22	200	201
Series A, 1.13%, 6/1/23	300	304
		2,305
Michigan (0.4%):
Michigan Finance Authority Revenue, 2.14%, 12/1/22	1,000	1,028
Mississippi (0.7%):
Mississippi Business Finance Corp. Revenue, 0.17%, 5/1/28, Continuously Callable @100 (i)	2,000	2,000
Missouri (0.3%):
Missouri Development Finance Board Revenue (LOC — U.S. Bancorp), 0.21%, 12/1/49, Continuously Callable @100 (i)	740	740
New Jersey (0.9%):
New Jersey Economic Development Authority Revenue
Series NNN, 2.61%, 6/15/22	500	506
Series NNN, 2.78%, 6/15/23	408	418
Series NNN, 2.88%, 6/15/24	322	333

See notes to financial statements.

17

USAA Mutual Funds Trust USAA Ultra Short-Term Bond Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Principal Amount	Value
New Jersey Transportation Trust Fund Authority Revenue, 2.55%, 6/15/23	$850	$882
South Jersey Transportation Authority Revenue, Series B, 2.10%, 11/1/24	500	502
		2,641
New York (0.9%):
City of New York, GO, Series D, 0.43%, 8/1/22 (g)	1,000	998
Long Island Power Authority Revenue, Series C, 0.66%, 3/1/22, Continuously Callable @100	200	201
New York Transportation Development Corp. Revenue, 1.61%, 12/1/22	1,200	1,201
		2,400
Ohio (0.4%):
Buckeye Tobacco Settlement Financing Authority Revenue, Series A-1, 1.63%, 6/1/22	1,000	1,015
Oregon (0.4%):
Port of Morrow Revenue, 0.18%, 2/1/27, Continuously Callable @100 (i)	1,000	1,000
Pennsylvania (1.1%):
Delaware County IDA Revenue, 0.16%, 9/1/45, Continuously Callable @100 (i)	2,000	2,000
Pennsylvania Economic Development Financing Authority Revenue (LIQ — PNC Financial Services Group), Series C, 0.40%, 12/1/26, Continuously Callable @100 (i)	575	575
State Public School Building Authority Revenue, 2.62%, 4/1/23	450	461
		3,036
Rhode Island (0.4%):
Rhode Island Health & Educational Building Corp. Revenue (LOC — Citizens Financial Group), 0.15%, 6/1/35, Callable 2/1/21 @ 100 (i)	1,000	1,000
South Dakota (0.3%):
South Dakota Health & Educational Facilities Authority Revenue, Series B, 2.18%, 7/1/21	1,000	1,008
Texas (2.1%):
Central Texas Regional Mobility Authority Revenue, Series C, 1.35%, 1/1/24	350	353
Central Texas Turnpike System Revenue, Series B, 1.98%, 8/15/42, (Put Date 8/15/22) (j)	1,000	1,005
Harris County Cultural Education Facilities Finance Corp. Revenue, 1.45%, 11/15/22	600	603
Lower Neches Valley Authority Revenue, Series A, 0.10%, 11/1/29, Continuously Callable @100 (i)	1,000	1,000
Port of Port Arthur Navigation District Revenue
0.23%, 11/1/40, Continuously Callable @100 (i)	1,000	1,000
Series B, 0.17%, 4/1/40, Continuously Callable @100 (i)	2,000	2,000
		5,961
Virginia (0.4%):
Virginia Small Business Financing Authority Revenue, 2.25%, 7/1/50, (Put Date 12/29/22) (a) (g) (j)	1,250	1,252
Total Municipal Bonds (Cost $38,270)		38,459

See notes to financial statements.

18

USAA Mutual Funds Trust USAA Ultra Short-Term Bond Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Principal Amount	Value
U.S. Treasury Obligations (1.8%)
U.S. Treasury Bills
0.05%, 2/16/21 (k)	$1,000	$1,000
0.07%, 3/30/21 (c) (k)	4,000	3,999
Total U.S. Treasury Obligations (Cost $4,999)		4,999
Commercial Paper (10.9%)
American Honda Finance
0.25%, 1/11/21 (k)	1,000	1,000
0.27%, 1/22/21 (k)	540	540
Cabot Corp., 0.13%, 1/4/21 (a) (k)	400	400
Can Pacific Railway, 0.15%, 1/4/21 (a) (k)	1,500	1,500
Canadian Natural Resources, 0.16%, 1/11/21 (a) (k)	2,000	2,000
CenterPoint Energy Resources Corp., 0.11%, 1/6/21 (a) (k)	2,000	2,000
Commonwealth Edison Co., 0.13%, 1/4/21 (a) (k)	2,000	2,000
Energy Transfer Part LP
0.40%, 1/4/21 (a) (k)	1,500	1,500
0.44%, 1/22/21 (a) (k)	1,000	999
Eversource Energy, 0.15%, 1/8/21 (a) (k)	2,500	2,500
Experian Finance PLC, 0.15%, 1/6/21 (a) (k)	1,500	1,500
Exxon Mobil Corp., 0.12%, 2/8/21 (k)	700	700
Glencore Funding LLC, 0.25%, 1/7/21 (a) (k)	250	250
Hannover Funding Co. LLC, 0.37%, 1/20/21 (a) (k)	650	650
Jabil, Inc.
0.62%, 1/4/21 (a) (k)	1,000	1,000
0.63%, 1/25/21 (a) (k)	1,000	1,000
0.61%, 2/10/21 (a) (k)	750	749
OGE Energy Corp., 0.15%, 1/6/21 (a) (k)	2,000	2,000
Plains All American Pipeline, 0.17%, 1/13/21 (a) (k)	1,000	1,000
Plains Midstream Canada
0.46%, 1/5/21 (a) (k)	500	500
0.47%, 1/14/21 (a) (k)	250	250
Southwestern Public Service Co., 0.15%, 1/5/21 (a) (k)	1,000	1,000
TransCanada PipeLine USA Ltd., 0.17%, 1/14/21 (a) (k)	2,250	2,250
Viatris, Inc., 0.65%, 3/22/21 (a) (k)	1,000	998
Wisconsin Electric Power Co., 0.15%, 1/4/21 (k)	1,750	1,750
Total Commercial Paper (Cost $30,035)		30,036

See notes to financial statements.

19

USAA Mutual Funds Trust USAA Ultra Short-Term Bond Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Collateral for Securities Loaned^ (0.2%)
Fidelity Investments Money Market Government Portfolio Class I, 0.01% (m)	432,280	$432
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (m)	16,505	17
HSBC U.S. Government Money Market Fund I Shares, 0.03% (m)	41,890	42
Total Collateral for Securities Loaned (Cost $491)		491
Total Investments (Cost $276,523) — 100.6%		277,910
Liabilities in excess of other assets — (0.6)%		(1,698)
NET ASSETS — 100.00%		$276,212

At December 31, 2020, the Fund's investments in foreign securities were 18.4% of net assets.

^  Purchased with cash collateral from securities on loan.

(a)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of December 31, 2020, the fair value of these securities was $139,388 (thousands) and amounted to 50.5% of net assets.

(b)  Variable or Floating-Rate Security. Rate disclosed is as of December 31, 2020.

(c)  All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(d)  The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at December 31, 2020.

(e)  Interest-only security.

(f)  Rounds to less than $1 thousand.

(g)  Security or portion of security purchased on a delayed-delivery and/or when-issued basis.

(h)  All or a portion of this security is on loan.

(i)  Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(j)  Put Bond.

(k)  Rate represents the effective yield at December 31, 2020.

(l)  The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.

(m)  Rate disclosed is the daily yield on December 31, 2020.

See notes to financial statements.

20

USAA Mutual Funds Trust USAA Ultra Short-Term Bond Fund	Schedule of Portfolio Investments — continued December 31, 2020 bps — Basis points

Continuously callable — Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.

GO — General Obligation

IDA — Industrial Development Authority

LIBOR — London InterBank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of December 31, 2020, based on the last reset date of the security

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of December 31, 2020, based on the last reset date of the security

LLC — Limited Liability Company

LOC — Letter of Credit

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

SOFR — Secured Overnight Financing Rate

Credit Enhancements — Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

LIQ  Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.

LOC  Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

See notes to financial statements.

21

USAA Mutual Funds Trust	Statement of Assets and Liabilities December 31, 2020

(Amounts in Thousands, Except Per Share Amounts)

	USAA Ultra Short-Term Bond Fund
Assets:
Investments, at value (Cost $276,523)	$277,910	(a)
Cash and cash equivalents	1,179
Receivables:
Interest and dividends	1,055
Capital shares issued	403
From Adviser	4
Prepaid expenses	1
Total assets	280,552
Liabilities:
Payables:
Collateral received on loaned securities	491
Distributions	13
Investments purchased	3,489
Capital shares redeemed	173
Accrued expenses and other payables:
Investment advisory fees	64
Administration fees	31
Custodian fees	3
Transfer agent fees	20
Compliance fees	—	(b)
12b-1 fees	—	(b)
Other accrued expenses	56
Total liabilities	4,340
Net Assets:
Capital	277,675
Total accumulated earnings/(loss)	(1,463)
Net assets	$276,212
Net Assets
Fund Shares	$212,503
Institutional Shares	56,042
Class A	19
R6 Shares	7,648
Total	$276,212
Shares (unlimited number of shares authorized with no par value):
Fund Shares	20,975
Institutional Shares	5,530
Class A	2
R6 Shares	755
Total	27,262
Net asset value, offering and redemption price per share: (c)
Fund Shares	$10.13
Institutional Shares	10.13
Class A	10.13
R6 Shares	10.13

(a)  Includes $479 of securities on loan.

(b)  Rounds to less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

22

USAA Mutual Funds Trust	Statement of Operations For the Year Ended December 31, 2020

(Amounts in Thousands)

	USAA Ultra Short-Term Bond Fund
Investment Income:
Dividends	$63
Interest	6,420
Securities lending (net of fees)	2
Total Income	6,485
Expenses*:
Investment advisory fees	630
Administration fees — Fund Shares	344
Administration fees — Institutional Shares	14
Administration fees — Class A	—	(a)
Administration fees — R6 Shares	3
Sub-Administration fees	20
12b-1 fees — Class A	—	(a)
Custodian fees	24
Transfer agent fees — Fund Shares	216
Transfer agent fees — Institutional Shares	14
Transfer agent fees — Class A	—	(a)
Transfer agent fees — R6 Shares	1
Trustees' fees	47
Compliance fees	2
Legal and audit fees	60
State registration and filing fees	84
Interfund lending fees	—	(a)
Other expenses	57
Total Expenses	1,516
Expenses waived/reimbursed by Adviser	(27)
Net Expenses	1,489
Net Investment Income (Loss)	4,996
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	(94)
Net change in unrealized appreciation/depreciation on investment securities	(93)
Net realized/unrealized gains (losses) on investments	(187)
Change in net assets resulting from operations	$4,809

*  Class A activity is for the period June 29, 2020 (commencement of operations) to December 31, 2020.

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

23

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Ultra Short-Term Bond Fund
	Year Ended December 31, 2020	Year Ended December 31, 2019
From Investments:
Operations:
Net investment income (loss)	$4,996	$8,031
Net realized gains (losses) from investments	(94)	1,015
Net change in unrealized appreciation/depreciation on investments	(93)	3,778
Change in net assets resulting from operations	4,809	12,824
Distributions to Shareholders:
Fund Shares	(4,608)	(7,510)
Institutional Shares	(258)	(341)
Class A (b)	— (a)	—
R6 Shares	(146)	(153)
Change in net assets resulting from distributions to shareholders	(5,012)	(8,004)
Change in net assets resulting from capital transactions	(15,113)	(10,474)
Change in net assets	(15,316)	(5,654)
Net Assets:
Beginning of period	291,528	297,182
End of period	$276,212	$291,528
Capital Transactions:
Fund Shares
Proceeds from shares issued	$54,181	$83,733
Distributions reinvested	4,459	7,296
Cost of shares redeemed	(121,066)	(104,187)
Total Fund Shares	$(62,426)	$(13,158)
Institutional Shares
Proceeds from shares issued	$63,531	$15,518
Distributions reinvested	252	334
Cost of shares redeemed	(17,550)	(14,624)
Total Institutional Shares	$46,233	$1,228
Class A (b)
Proceeds from shares issued	$18	$—
Distributions reinvested	— (a)	—
Total Class A	$18	$—
R6 Shares
Proceeds from shares issued	$3,635	$2,228
Distributions reinvested	38	8
Cost of shares redeemed	(2,611)	(780)
Total R6 Shares	$1,062	$1,456
Change in net assets resulting from capital transactions	$(15,113)	$(10,474)

(a)  Rounds to less than $1 thousand.

(b)  Class A activity is for the period June 29, 2020 (commencement of operations) to December 31, 2020.

(continues on next page)

See notes to financial statements.

24

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Ultra Short-Term Bond Fund
	Year Ended December 31, 2020	Year Ended December 31, 2019
Share Transactions:
Fund Shares
Issued	5,429	8,379
Reinvested	450	729
Redeemed	(12,285)	(10,424)
Total Fund Shares	(6,406)	(1,316)
Institutional Shares
Issued	6,319	1,554
Reinvested	26	33
Redeemed	(1,794)	(1,461)
Total Institutional Shares	4,551	126
Class A (a)
Issued	2	—
Reinvested	— (b)	—
Total Class A	2	—
R6 Shares
Issued	369	223
Reinvested	4	1
Redeemed	(268)	(78)
Total R6 Shares	105	146
Change in Shares	(1,748)	(1,044)

(a)  Class A activity is for the period June 29, 2020 (commencement of operations) to December 31, 2020.

(b)  Rounds to less than 1 thousand.

See notes to financial statements.

25

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments
USAA Ultra Short-Term Bond Fund
Fund Shares
Year Ended December 31, 2020	$10.05	0.20	(d)	0.08 (e)	0.28	(0.20)	—
Year Ended December 31, 2019	$9.89	0.27	(d)	0.16	0.43	(0.27)	—
Year Ended December 31, 2018	$9.97	0.22		(0.08)	0.14	(0.22)	—
Year Ended December 31, 2017	$9.98	0.16		(0.01)	0.15	(0.16)	—
Year Ended December 31, 2016	$9.94	0.13		0.04	0.17	(0.13)	—	(g)
Institutional Shares
Year Ended December 31, 2020	$10.05	0.19	(d)	0.09 (e)	0.28	(0.20)	—
Year Ended December 31, 2019	$9.89	0.27	(d)	0.16	0.43	(0.27)	—
Year Ended December 31, 2018	$9.97	0.22		(0.08)	0.14	(0.22)	—
Year Ended December 31, 2017	$9.98	0.15		(0.01)	0.14	(0.15)	—
Year Ended December 31, 2016	$9.94	0.13		0.04	0.17	(0.13)	—	(g)
Class A
June 29, 2020 (i) through December 31, 2020	$9.90	0.07	(d)	0.23 (e)	0.30	(0.07)	—
R6 Shares
Year Ended December 31, 2020	$10.05	0.21	(d)	0.09 (e)	0.30	(0.22)	—
Year Ended December 31, 2019	$9.88	0.29	(d)	0.17	0.46	(0.29)	—
Year Ended December 31, 2018	$9.97	0.24		(0.09)	0.15	(0.24)	—
March 1, 2017 (i) through December 31, 2017	$9.98	0.15		(0.01)	0.14	(0.15)	—

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019 and in effect through June 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

See notes to financial statements.

26

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets				Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return*(a)	Net Expenses^(b)		Net Investment Income (Loss)(b)	Gross Expenses(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA Ultra Short-Term Bond Fund
Fund Shares
Year Ended December 31, 2020	(0.20)	$10.13	2.81%	0.60%		2.01%	0.60%	$212,503	39%
Year Ended December 31, 2019	(0.27)	$10.05	4.37%	0.61%		2.69%	0.61%	$275,168	59%
Year Ended December 31, 2018	(0.22)	$9.89	1.40%	0.60%		2.19%	0.60%	$283,769	48%
Year Ended December 31, 2017	(0.16)	$9.97	1.51%	0.58%		1.60%	0.58%	$330,442	58	%(f)
Year Ended December 31, 2016	(0.13)	$9.98	1.73%	0.61%		1.30%	0.61%	$372,155	28%
Institutional Shares
Year Ended December 31, 2020	(0.20)	$10.13	2.87%	0.56%		1.86%	0.63%	$56,042	39%
Year Ended December 31, 2019	(0.27)	$10.05	4.43%	0.55%		2.75%	0.64%	$9,842	59%
Year Ended December 31, 2018	(0.22)	$9.89	1.45%	0.55%		2.25%	0.77%	$8,433	48%
Year Ended December 31, 2017	(0.15)	$9.97	1.44%	0.64	%(h)	1.51%	0.75%	$7,115	58	%(f)
Year Ended December 31, 2016	(0.13)	$9.98	1.69%	0.66%		1.25%	0.66%	$18,710	28%
Class A
June 29, 2020 (i) through December 31, 2020	(0.07)	$10.13	3.02%	0.84%		1.32%	108.95%	$19	39%
R6 Shares
Year Ended December 31, 2020	(0.22)	$10.13	3.02%	0.41%		2.15%	0.51%	$7,648	39%
Year Ended December 31, 2019	(0.29)	$10.05	4.70%	0.39%		2.92%	0.80%	$6,518	59%
Year Ended December 31, 2018	(0.24)	$9.88	1.51%	0.39%		2.41%	0.69%	$4,980	48%
March 1, 2017 (i) through December 31, 2017	(0.15)	$9.97	1.42%	0.39%		1.81%	1.05%	$5,091	58	%(f)

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  The amount shown for a share outstanding throughout the period does not accord with the change in net assets resulting from operations during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(f)  Reflects increased trading activity due to large shareholder outflows.

(g)  Amount is less than $0.005 per share.

(h)  Effective May 1, 2017, USAA Asset Management Company, the former investment adviser to the Fund ("AMCO"), voluntarily agreed to limit the annual expenses of the Institutional Shares to 0.55% of the Institutional Shares' average daily net assets.

(i)  Commencement of operations.

See notes to financial statements.

27

USAA Mutual Funds Trust	Notes to Financial Statements December 31, 2020

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 46 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Ultra Short-Term Bond Fund (the "Fund"). The Fund offers four classes of shares: Fund Shares, Institutional Shares, Class A, (effective June 29, 2020) and R6 Shares. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges, except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

28

USAA Mutual Funds Trust	Notes to Financial Statements — continued December 31, 2020

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of United States ("U.S.") issuers, along with corporate and municipal securities, including short-term investments maturing in 60 days or less, may be valued using evaluated bid or the last sales price to price securities by dealers or an independent pricing service approved by the Board. These valuations are typically categorized as Level 2 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of December 31, 2020, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$36,415	$—	$36,415
Collateralized Mortgage Obligations	—	33,790	—	33,790
Senior Secured Loans	—	4,359	—	4,359
Corporate Bonds	—	76,448	—	76,448
Yankee Dollars	—	52,913	—	52,913
Municipal Bonds	—	38,459	—	38,459
U.S. Treasury Obligations	—	4,999	—	4,999
Commercial Paper	—	30,036	—	30,036
Collateral for Securities Loaned	491	—	—	491
Total	$491	$277,419	$—	$277,910

For the year ended December 31, 2020, there were no transfers in or out of the Level 3 fair value hierarchy.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

29

USAA Mutual Funds Trust	Notes to Financial Statements — continued December 31, 2020

Investment Companies:

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Securities Purchased on a Delayed-Delivery or When-Issued Basis:

The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for delayed-delivery or when-issued securities. If the Fund owns delayed-delivery or when-issued securities, these values are included in Payable for investments purchased on the accompanying Statement of Assets and Liabilities and the segregated assets are identified on the Schedule of Portfolio Investments.

Municipal Obligations:

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payment of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

Mortgage- and Asset-Backed Securities:

The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market's perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as "Ginnie Mae"), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as "Fannie Mae" and "Freddie Mac", respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

Leveraged Loans:

The Fund may invest in leveraged loans, a type of bank loan. Leveraged loans are adjustable-rate bank loans made to companies rated below investment grade. The interest rates on leveraged loans are reset periodically based upon the fluctuations of a base interest rate such as LIBOR and a "spread" above that base interest rate that represents a risk premium to the lending banks and/or other participating investors. Many bank loans bear an adjustable rate of interest; however, leveraged loans provide for a greater "spread" over the base interest rate than other bank loans because they are considered to represent a greater credit risk. Because they are perceived to represent a greater credit risk, leveraged loans possess certain attributes that are similar to high-yield securities. However, because they are often secured by collateral of the borrower, leveraged loans possess certain attributes that are similar to other bank loans.

30

USAA Mutual Funds Trust	Notes to Financial Statements — continued December 31, 2020

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Securities Lending:

The Fund, through a securities lending agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. Borrowers are required to secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are cured the next business day once the shortfall exceeds $100 thousand. Collateral may be cash, U.S. government securities, or other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. Cash collateral may be invested in high-quality short-term investments, primarily open-end investment companies. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged, except to satisfy borrower default. Cash collateral is listed on the Fund's Schedule of Portfolio Investments and Financial Statements while non-cash collateral is not included.

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of December 31, 2020.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$479	$—	$491

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

31

USAA Mutual Funds Trust	Notes to Financial Statements — continued December 31, 2020

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, 12b-1 fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in cross-trades which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the year ended December 31, 2020, the Fund engaged in the following securities transactions with affiliated funds, which resulted in the following net realized gains (losses) (amounts in thousands):

Purchases	Sales	Gains (Losses)
$2,500	$5,350	$—	(a)

(a) Rounds to less than $1 thousand.

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the year ended December 31, 2020, were as follows for the Fund (amounts in thousands):

Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
$90,604	$154,232	$—	$1,008

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the year ended December 31, 2020, are reflected on the Statement of Operations as Investment Advisory fees.

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the prior investment adviser to the Fund announced that AMCO would be acquired by Victory Capital Holdings Inc.(the "Transaction"). A special shareholder meeting was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and Victory Capital Management Inc. ("Victory Capital"). The Transaction closed on July 1, 2019. Effective July 1, 2019, VCM replaced AMCO as the investment adviser to the Fund and no performance adjustments were made for the periods beginning

32

USAA Mutual Funds Trust	Notes to Financial Statements — continued December 31, 2020

July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter is utilized in calculating future performance adjustments.

The performance adjustment for each share class is accrued daily and calculated monthly by comparing each class' performance to that of the Lipper Ultra Short Obligations Funds Index. The Lipper Ultra Short Obligations Funds Index tracks the total return performance of each class within the Lipper Ultra Short Obligations Funds category.

The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)(a)
+/- 20 to 50	+/- 4
+/- 51 to 100	+/- 5
+/- 101 and greater	+/- 6

(a) Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point. Average daily net assets of the share class are calculated over a rolling 36-month period.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Ultra Short Obligations Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period July 1, 2020 to December 31, 2020, performance adjustments were $29 thousand, $1 thousand, less than ($1) thousand, and $1 thousand for Fund Shares, Institutional Shares, Class A and R6 Shares, respectively. Performance adjustments were 0.01%, 0.01%, less than (0.01)%, and 0.02% of average daily net assets for the Fund Shares, Institutional Shares, Class A and R6 Shares, respectively.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the year ended December 31, 2020, the Fund had no subadvisors.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.15%, 0.10%, 0.15% and 0.05% of average daily net assets of the Fund Shares, Institutional Shares, Class A, and R6 Shares, respectively. Amounts incurred for the year ended December 31, 2020, are reflected on the Statement of Operations as Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended December 31, 2020, are reflected on the Statement of Operations as Compliance fees.

33

USAA Mutual Funds Trust	Notes to Financial Statements — continued December 31, 2020

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended December 31, 2020, are reflected on the Statement of Operations as Sub-Administration fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees are accrued daily and paid monthly at an annualized rate of 0.10%, 0.10%, and 0.01% for Institutional Shares, Class A and R6 Shares, respectively, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the year ended December 31, 2020, are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust. Effective June 30, 2020, the Distributor's name was changed from Victory Capital Advisers, Inc.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A of the Fund. Amounts incurred and paid to VCTA for the year ended December 31, 2020, are reflected on the Statement of Operations as 12b-1 fees.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended December 31, 2020, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of December 31, 2020, the expense limits (excluding voluntary waivers) were 0.60%, 0.55%, 0.85%, and 0.39% for Fund Shares, Institutional Shares, Class A and R6 Shares, respectively.

Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. As of December 31, 2020, the following amounts are available to be repaid

34

USAA Mutual Funds Trust	Notes to Financial Statements — continued December 31, 2020

to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at December 31, 2020.

Expires December 31, 2022	Expires December 31, 2023	Total
$27	$27	$54

The Adviser, may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended December 31, 2020.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Sub-Administrator, Sub-Fund Accountant, Custodian and Distributor.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Geopolitical/Natural Disaster Risk — Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely affect issuers in another country or region. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. Likewise, systemic market dislocations of the kind that occurred during the financial crisis that began in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund's investments. Some countries, including the United States, are adopting more protectionist trade policies and moving away from the tighter financial industry regulations that followed the 2008 financial crisis, which may also affect the value of a Fund's investments.

Political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of a Fund's investments, increase uncertainty in or impair the operation of the U.S. or other securities markets and degrade investor and consumer confidence, perhaps suddenly and to a significant degree.

An outbreak of disease called COVID-19 has spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and consumer activity, significant challenges in healthcare service preparation and delivery, quarantines and general concern and uncertainty. These negative impacts have caused significant volatility and declines in global financial markets, which have caused losses for Fund investors during and subsequent to period end. The impact of the COVID-19 pandemic may last for an extended period of time, and could result in a substantial economic downturn or recession. Public health crises may exacerbate other pre-existing political, social, economic, market and financial risks. The extent of the impact to the financial performance of the Funds' investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Credit Risk — The fixed-income securities in the Fund's portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer's ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a

35

USAA Mutual Funds Trust	Notes to Financial Statements — continued December 31, 2020

recognized means to enhance an investor's return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.

Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities, include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuers ability to timely meet its debt obligations as they come due.

Management Risk — The Fund is actively managed, and the investment techniques and risk analyses used by the Fund's portfolio managers may not produce the desired results.

LIBOR Discontinuation Risk — Many debt securities, derivatives and other financial instruments, including some of the Fund's investments, use the London Interbank Offered Rate ("LIBOR") as the reference or benchmark rate for variable interest rate calculations. However, the use of LIBOR started to come under pressure following manipulation allegations in 2012. Despite increased regulation and other corrective actions since that time, concerns have arisen regarding its viability as a benchmark, due largely to reduced activity in the financial markets that it measures. In June 2017, the Alternative Reference Rates Committee, a group of large U.S. banks working with the Federal Reserve, announced its selection of a new Secured Overnight Funding Rate ("SOFR"), which is intended to be a broad measure of secured overnight U.S. Treasury repo rates, as an appropriate replacement for LIBOR. The Federal Reserve Bank of New York began publishing the SOFR in 2018, expecting that it could be used on a voluntary basis in new instruments and transactions. Bank working groups and regulators in other countries have suggested other alternatives for their markets, including the Sterling Overnight Interbank Average Rate ("SONIA") in England. In July 2017, the Financial Conduct Authority (the "FCA"), the United Kingdom financial regulatory body, announced that after 2021 it will cease its active encouragement of UK banks to provide the quotations needed to sustain LIBOR. That announcement suggests that LIBOR may cease to be published after that time. For U.S. dollar LIBOR, however, the relevant date may be deferred to June 30, 2023 for the most common tenors (overnight and one, three, six and 12 months). As to those tenors, the LIBOR administrator has published a consultation regarding its intention to cease publication of U.S. dollar LIBOR as of June 30, 2023 (instead of December 31, 2021, as previously expected), apparently based on continued rate submissions from banks. It is expected that there will be enough time for market participants to transition to the use of a different benchmark for both new and existing securities and transactions. Various financial industry groups have begun planning for that transition, but there are obstacles to converting certain longer-term securities and transactions to a new benchmark. Transition planning is at an early stage, and neither the effect of the transition process nor its ultimate success can yet be known. Although the foregoing may provide some sense of timing, there is no assurance that LIBOR, or any particular currency and tenor, will continue to be published until any particular date, and it appears highly likely that LIBOR will be discontinued or modified after December 31, 2021 or June 30, 2023, depending on the currency and tenor. The transition process might lead to increased volatility and illiquidity in markets that currently rely on the LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based instruments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur before the end of 2021.

Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

36

USAA Mutual Funds Trust	Notes to Financial Statements — continued December 31, 2020

6. Borrowing and Interfund Lending:

Line of Credit:

For the year ended December 31, 2020, the Victory Funds Complex participated in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2020 with a termination date of June 28, 2021. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. For the year ended December 31, 2020, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Effective June 29, 2020, under an amended Line of Credit agreement, Citibank will also receive an annual upfront fee of 0.10% on the $300 million committed line of credit. Each fund in the Victory Funds Complex will pay a pro-rata portion of the upfront fee. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the year ended December 31, 2020.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Fund, that is permitted to participate in the Facility, in the Victory Funds Complex relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period is reflected on the Statement of Operations under Income on Interfund lending.

The average borrowing or lending for the days outstanding and average interest rate for the Fund during the year ended December 31, 2020 were as follows (amounts in thousands):

Borrower or Lender	Amount Outstanding at December 31, 2020	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
Borrower	$—	$4,541	1	0.89%	$4,541

*  For the year ended December 31, 2020, based on the number of days borrowings were outstanding.

7. Federal Income Tax Information:

The Fund intends to distribute any net investment income monthly. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within
37

USAA Mutual Funds Trust	Notes to Financial Statements — continued December 31, 2020

the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

As of December 31, 2020, on the Statement of Assets and Liabilities, there were no permanent book-to-tax difference reclassification adjustments.

The tax character of distributions paid during the tax years ended as noted below, were as follows (total distributions paid may differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands).

Year Ended December 31, 2020				Year Ended December 31, 2019
Distributions paid from				Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Total Distributions Paid	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
$5,465	$—	$5,465	$5,465	$7,285	$—	$7,285	$7,285

As of December 31, 2020, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):

Undistributed Ordinary Income	Accumulated Earnings	Other Earnings (Loss)	Distributions Payable	Unrealized Appreciation (Depreciation)*	Total Accumulated Earnings (Loss)
$316	$316	$(2,892)	$(270)	$1,383	$(1,463)

*  The difference between the book-basis and tax-basis of unrealized appreciation/depreciation is attributable to the tax deferral of losses on wash sales.

At December 31, 2020, the Fund had net capital loss carryforwards as shown in the table below (amounts in thousands). It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

Short-Term Amount	Long-Term Amount	Total
$2,096	$796	$2,892

As of December 31, 2020, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):

Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$276,527	$1,383	$—	$1,383

38

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of USAA Ultra Short-Term Bond Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of USAA Ultra Short-Term Bond Fund (the "Fund") (one of the funds constituting USAA Mutual Funds Trust (the "Trust")), including the schedule of portfolio investments, as of December 31, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian, agent banks, and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Victory Capital investment companies since 1995.

San Antonio, Texas
February 26, 2021

39

USAA Mutual Funds Trust	Supplemental Information December 31, 2020

  (Unaudited)

Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the state of Delaware. There are currently nine Trustees, eight of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and two of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 46 portfolios in the Trust. Each Trustee's address is 15935 La Cantera Pkwy, Building Two, San Antonio, TX, 78256. Pursuant to a policy adopted by the Board, the term of office for each Trustee shall be until the Independent Trustee reaches age 75 or an Interested Trustee reaches age 75. The Board may change or grant exceptions from this policy at any time without shareholder approval. A Trustee may resign or be removed by a vote of the other Trustees or the holders of a majority of the outstanding shares of the Trust at any time. Vacancies on the Board can be filled by the action of a majority of the Trustees, provided that after filling such vacancy at least two-thirds of the Trustees have been elected by the shareholders.

Name and Date of Birth	Position Held with the Trust	Year Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
Jefferson C. Boyce, Born September 1957	Lead Independent Trustee, and Vice Chairman	2013	Senior Managing Director, New York Life Investments, LLC (1992-2012)	Westhab, Inc.
John C. Walters, Born February 1962	Trustee	2019

Retired. Mr. Walters brings significant Board experience including active involvement with the board of a Fortune 500 company, and a proven record of leading large, complex financial organizations. He has a demonstrated record of success in distribution, manufacturing, investment brokerage, and investment management in both the retail and institutional investment businesses. He has substantial experience in the investment management business with a demonstrated ability to develop and drive strategy while managing operation, financial, and investment risk.

Guardian Variable Products Trust (16 series), Lead Independent Director; Amerilife Holdings LLC, Director; Stadion Money Management; Director; University of North Carolina (Chapel Hill), Member Board of Governors

40

USAA Mutual Funds Trust	Supplemental Information — continued December 31, 2020

  (Unaudited)

Name and Date of Birth	Position Held with the Trust	Year Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Robert L. Mason, Ph.D., Born July 1946	Trustee	1997

Adjunct Professor in the Department of Management Science and Statistics in the College of Business at the University of Texas at San Antonio (since 2001); Institute Analyst, Southwest Research Institute (March 2002-January 2016)

				None
Dawn M. Hawley, Born February 1954	Trustee	2014

Manager of Finance, Menil Foundation, Inc. (May 2007-June 2011), which is a private foundation that oversees the assemblage of sculptures, prints, drawings, photographs, and rare books. Director of Financial Planning and Analysis and Chief Financial Officer, AIM Management Group, Inc. (October 1987-January 2006)

				None
Paul L. McNamara, Born July 1948	Trustee	2012	Director, Cantor Opportunistic Alternatives Fund, LLC (March 2010-February 2014) , which is a closed-end fund of funds by Cantor Fitzgerald Investment Advisors, LLC	None

41

USAA Mutual Funds Trust	Supplemental Information — continued December 31, 2020

  (Unaudited)

Name and Date of Birth	Position Held with the Trust	Year Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Richard Y. Newton III, Born January 1956	Trustee	2017

Director, Elta North America (01/18-present), which is a global leader in the design, manufacture, and support of innovative electronic systems in the ground, maritime, airborne, and security domains for the nation's warfighters, security personnel, and first responders; Managing Partner, Pioneer Partnership Development Group (December 2015-present)); Executive Director, The Union League Club of New York (June 2014-November 2015): Executive Vice President, Air Force Association (August 2012-May 2014); Lieutenant General, United States Air Force (January 2008-June 2012)

				None
Barbara B. Ostdiek, Ph.D., Born March 1964	Trustee	2008

Senior Associate Dean of Degree Programs at Jesse H. Jones Graduate School of Business at Rice University (since 2013); Associate Professor of Finance at Jessie H. Jones Graduate School of Business at Rice University (since 2001)

				None
Michael F. Reimherr, (a) Born August 1945	Trustee	2000	President of Reimherr Business Consulting (May 1995-December 2017); St. Mary's University Investment Committee overseeing University Endowment (since 2014)	None

(a)  Effective at the close of business on December 31, 2020, Michael F. Reimherr retired from the Board of Trustees.

42

USAA Mutual Funds Trust	Supplemental Information — continued December 31, 2020

  (Unaudited)

Name and Date of Birth	Position Held with the Trust	Year Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Interested Trustees.
David C. Brown, (b) Born May 1972	Trustee	2019

Chairman and Chief Executive Officer (since 2013), Victory Capital Management Inc.; Chairman and Chief Executive Officer, Victory Capital Holdings, Inc. (since 2013). Mr. Brown brings to the Board extensive business, finance and leadership skills gained and developed through years of experience in the financial services industry, including his tenure overseeing the strategic direction as CEO of Victory Capital. These skills, combined with Mr. Brown's extensive knowledge of the financial services industry and demonstrated success in the development and distribution of investment strategies and products, enable him to provide valuable insights to the Board and strategic direction for the Funds.

				Trustee, Victory Portfolios (42 series), Victory Portfolios II (26 series), Victory Variable Insurance Funds (9 series)

43

USAA Mutual Funds Trust	Supplemental Information — continued December 31, 2020

  (Unaudited)

Name and Date of Birth	Position Held with the Trust	Year Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Daniel S. McNamara, (b) (c) Born June 1966	Trustee and Chair of the Board of Trustees	2012

Trustee, President, and Vice Chairman of USAA ETF Trust (June 2017-June 2019); President of Financial Advice & Solutions Group (FASG), USAA (since 2013); Director, Investment Management Company (IMCO) (September 2009-April 2014); President, Asset Management Company (AMCO) (August, 2011-April 2013); Senior Vice President of USAA Financial Planning Services Insurance Agency, Inc. (FPS) (since 2011); Director of USAA IMCO (since 2009); Chairman of Board of IMCO (since 2013); Director of AMCO (August 2011-June 2019); President and Director of USAA Shareholder Account Services (SAS) (October 2009-June 2019); Director and Vice Chairman of FPS (since 2013); President and Director of USAA Investment Corporation (ICORP) (since 2010); Chairman of Board of ICORP (since 2013); Director of USAA Financial Advisors, Inc. (FAI) (since 2013); Chairman of Board of FAI (since 2015). Mr. McNamara brings to the Board extensive experience in the financial services industry, including experience as an officer of the Trust.

				None

(b)  Mr. Dan McNamara, the Chairman of the Board, is deemed an "interested person" due to his previous position as Director of AMCO, the former investment adviser of the Funds. Mr. Brown is deemed an "interested person" due to his position as Chief Executive Officer of Victory Capital, investment adviser to the Funds.

(c)  Effective at the close of business on December 31, 2020, Jefferson C. Boyce will replace Dan McNamara as Chair of the Board and will assume the title of Independent Chair.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, on the SEC's website at www.sec.gov and/or by calling (800)-539-3863.

44

USAA Mutual Funds Trust	Supplemental Information — continued December 31, 2020

  (Unaudited)

Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 15935 La Cantera Pkwy, Building Two, San Antonio, TX, 78256. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Date of Birth	Position with the Trust	Year Commenced Service	Principal Occupation During Past 5 Years

Interested Officers.

Christopher K. Dyer, Born February 1962	President	2019	Director of Fund Administration, Victory Capital (2004-present)
Scott A Stahorsky, Born July 1969	Vice President	2019	Manager, Fund Administration, Victory Capital (since 2015)
James K. De Vries, Born April 1969	Treasurer, Principal Financial Officer	2018

Executive Director, Victory Capital Management Inc. (since 2019); Treasurer, USAA ETF Trust (September 2018-June 2019); Executive Director, Investment and Financial Administration, USAA (April 2012-June 2019); Assistant Treasurer, USAA ETF Trust (June 2017-September 2018); Assistant Treasurer, USAA Mutual Funds Trust (December 2013-February 2018)

Allan Shaer, Born March 1965	Assistant Treasurer	2019	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc. (since 2016); Vice President, Mutual Fund Administration, JP Morgan Chase (2011-2016)
Carol D. Trevino, Born October 1965	Assistant Treasurer	2018

Director, Accounting and Finance, Victory Capital Management Inc. (since 2019); Accounting/Financial Director, USAA (December 2013-June 2019); Assistant Treasurer, USAA ETF Trust (September 2018-June 2019).

Erin G. Wagner, Born February 1974	Secretary	2019	Deputy General Counsel, the Adviser (since 2013)
Charles Booth, Born April 1960	Anti-Money Laundering Compliance Officer and Identity Theft Officer	2019	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc. (2007-present)
Amy Campos, Born July 1976	Chief Compliance Officer	2019

Chief Compliance Officer, USAA Mutual Funds Trust (since 2019); Executive Director, Deputy Chief Compliance Officer, USAA Mutual Funds Trust and USAA ETF Trust (July 2017-June 2019); Compliance Director, USAA Mutual Funds Trust (2014-July 2017)

45

USAA Mutual Funds Trust	Supplemental Information — continued December 31, 2020

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2020 through December 31, 2020.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/20	Actual Ending Account Value 12/31/20	Hypothetical Ending Account Value 12/31/20	Actual Expenses Paid During Period 7/1/20- 12/31/20*	Hypothetical Expenses Paid During Period 7/1/20- 12/31/20*	Annualized Expense Ratio During Period 7/1/20- 12/31/20
Fund Shares	$1,000.00	$1,031.20	$1,021.97	$3.22	$3.20	0.63%
Institutional Shares	1,000.00	1,031.60	1,022.32	2.86	2.85	0.56
Class A	1,000.00	1,029.10	1,020.91	4.28	4.27	0.84
R6 Shares	1,000.00	1,032.30	1,023.03	2.15	2.14	0.42

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

46

USAA Mutual Funds Trust	Supplemental Information — continued December 31, 2020

  (Unaudited)

For the period July 1, 2020 to December 31, 2020, performance adjustments were applied to the Fund. The annualized expense ratios of 0.63%, 0.56%, and 0.42% for the Fund Shares, Institutional Shares, and R6 Shares, respectively, as represented in the table above, reflect these adjustments. The values in the table below reflect your costs (in dollars) of investing in the Fund, had these adjustments not been applied for the six months ended December 31, 2020.

	Beginning Account Value 7/1/20	Actual Ending Account Value 12/31/20	Hypothetical Ending Account Value 12/31/20	Actual Expenses Paid During Period 7/1/20- 12/31/20*	Hypothetical Expenses Paid During Period 7/1/20- 12/31/20*	Annualized Expense Ratio During Period 7/1/20- 12/31/20
Fund Shares	$1,000.00	$1,031.20	$1,022.12	$3.06	$3.05	0.60%
Institutional Shares	1,000.00	1,031.60	1,022.37	2.81	2.80	0.55
R6 Shares	1,000.00	1,032.30	1,023.18	1.99	1.98	0.39

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

47

USAA Mutual Funds Trust	Supplemental Information — continued December 31, 2020

  (Unaudited)

Considerations of the Board in Continuing the Investment Advisory Agreement

USAA Ultra Short-Term Bond Fund (the "Fund")

At a meeting of the Board of Trustees (the "Board") held on December 10-11, 2020, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the "Independent Trustees"), approved for an annual period the continuance of the Investment Advisory Agreement (the "Advisory Agreement") between the Trust and Victory Capital Management Inc. (the "Adviser") with respect to the Fund. Prior to the December 10-11, 2020 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 19, 2020.

In advance of the foregoing meetings, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Adviser's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees ("Independent Counsel") and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

Advisory Agreement

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

Nature, Extent, and Quality of Services — In considering the nature, extent, and quality of the services provided by the Adviser under the Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board also took into account its knowledge of the Adviser's management and the quality of the performance of the Adviser's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Adviser and its affiliates provide administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund's compliance programs, (ii) risk management programs, (iii) liquidity risk management programs, and (iv) cybersecurity

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USAA Mutual Funds Trust	Supplemental Information — continued December 31, 2020

  (Unaudited)

programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.

The Board considered the Adviser's management style and the performance of the Adviser's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Adviser's process for monitoring "best execution," also was considered. The Adviser's role in coordinating the activities of the Fund's other service providers was also considered. The Board also considered the Adviser's risk management processes. The Board considered the Adviser's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the Adviser's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Adviser's compliance and administrative staff.

Expenses and Performance — In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the "expense group") and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate — which includes advisory and administrative services and the effects of any performance adjustment1, as well as any fee waivers and reimbursements — was above the median of its expense group and its expense universe. The data indicated that the Fund's total expenses, including after any reimbursements, were above the median of its expense group and its expense universe. The Board also took into account the Adviser's current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates, and noted the high quality of services received by the Fund.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total returns relative to its Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three- and five-year periods ended September 30, 2020.

Compensation and Profitability — The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Adviser reimbursed or waived a portion of its management fees to the Fund. The Trustees reviewed the profitability of the Adviser's relationship with the Fund before tax expenses. The Board was also provided

1  The Adviser has agreed that no performance adjustment (positive or negative) would be made to the amount payable to the Adviser from July 1, 2019, through June 30, 2020.

49

USAA Mutual Funds Trust	Supplemental Information — continued December 31, 2020

  (Unaudited)

with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.

Economies of Scale — The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board also considered the fee waiver and expense reimbursement arrangements by the Adviser. The Board took into account management's discussion of the Fund's current advisory fee structure. The Board also considered the effect of the Fund's change in size, if any, on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board determined that the current investment management fee structure was reasonable.

Conclusions — The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser's and its affiliates' level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Adviser and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

50

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

94420-0221

Item 2. Code of Ethics.

(a)	The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics in included as an Exhibit.
(b)	During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; on July 1, 2019, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics ("Sarbanes Code") applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) The audit committee financial experts are Dr. Barbara B. Ostdiek, Ph.D. and Dawn M. Hawley, who are “independent” for purposes of this Item 3 of Form N-CSR.

Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Ms. Hawley was Chief Financial Officer, Director of Financial Planning and Analysis for AIM Management Group Inc. from October 1987 through January 2006 and was Manager of Finance at Menil Foundation, Inc. from May 2007 through June 2011. Each of Dr. Ostdiek and Ms. Hawley is an independent trustee who serves as a member of the Audit and Compliance Committee, Investments Committee, Product Management and Distribution Committee, and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.

Item 4. Principal Accountant Fees and Services.

	2020	2019
(a) Audit Fees (1)	$212,800	$286,000
(b) Audit-Related Fees (2)	17,985	-
(c) Tax Fees (3)	1,788	11,320
(d) All Other Fees (4)	-	-

(1) Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit fees billed were for professional services provided by Ernst & Young LLP for statutory and regulatory filings.

(2)  For the fiscal year ended December 31, 2019, there were no audit-related fees billed by Ernst & Young LLP to the Registrant.

(3) Represents the aggregate tax fee billed for professional services rendered by Ernst & Young LLP for assistance with PFIC Analyzer Service and tax consulting services.

(4) For the fiscal years ended December 31, 2020 and December 31, 2019, there were no other fees billed by Ernst & Young LLP to the Registrant.

(e)(1) All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit and Compliance Committee. The Audit and Compliance Committee Charter also permits the Chair of the Audit and Compliance Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit and Compliance Committee. All non-audit services were pre-approved by the Audit and Compliance Committee or its Chair, consistent with the Audit and Compliance Committee's preapproval procedures.

(e)(2) There were no services performed under Rule 2.01 (c)(7)(i)(C).

(f) Not applicable.

(g) Aggregate non-audit fees for services rendered to the:

	Registrant	Adviser
2020	$1,788	$135,938
2019	$11,320	$209,512

(h) The aggregate non-audit fees related to fees billed by Ernst & Young LLP for services rendered to the Registrant; the investment adviser, USAA Asset Management Company (AMCO) and its affiliate, USAA Investment Management Company (IMCO); and the Funds' transfer agent, Victory Capital Transfer Agency Inc. and prior transfer agent, USAA Shareholder Account Services (SAS), which includes aggregate fees accrued or paid to Ernst & Young, LLP for professional services rendered related to the annual study of internal controls of the transfer agent for fiscal years listed above. All services were preapproved by the Audit Committee.

Effective July 1, 2019, AMCO, the prior investment adviser to the Funds, and SAS, the prior transfer agent to the Funds, were acquired by Victory Capital Holdings, Inc. Effective July 1, 2019, Victory Capital Management Inc. is the new investment adviser and administrator to the Funds; SAS was renamed Victory Capital Transfer Agency, Inc. and is the new transfer agent to the Funds.

Ernst & Young LLP provided non-audit services to AMCO and IMCO in 2020 and 2019 and also provided certain tax services to Victory Capital Holdings, Inc. in 2019 that were not required to be pre-approved by the Registrant's Audit and Compliance Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to AMCO is compatible with maintaining Ernst & Young LLP's independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a) Not applicable.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Corporate Governance Committee selects and nominates candidates for membership on the Board as independent trustees. The Corporate Governance Committee has adopted procedures to consider Board candidates suggested by shareholders. The procedures are initiated by the receipt of nominations submitted by a fund shareholder sent to Board member(s) at the address specified in fund disclosure documents or as received by the Adviser or a fund officer. Any recommendations for a nomination by a shareholder, to be considered by the Board, must include at least the following information: name; date of birth; contact information; education; business profession and other expertise; affiliations; experience relating to serving on the Board; and references. The Corporate Governance Committee gives shareholder recommendations the same consideration as any other candidate.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)(1)	Not applicable.
(a)(2)	Not applicable.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Not applicable.

Item 13. Exhibits.

(a)(1)	The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.
(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	USAA Mutual Fund Trust

By (Signature and Title)*	/s/ James K. De Vries
James K. De Vries, Principal Financial Officer

Date	March 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	March 8, 2021

By (Signature and Title)*	/s/ James K. De Vries
James K. De Vries, Principal Financial Officer

Date	March 8, 2021